UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-643-9691

Date of fiscal year end:          May 31, 2005

Date of reporting period:         November 30, 2004

ITEM 1. REPORT TO SHAREHOLDERS


                                [GRAPHIC OMITTED]

                                                                           WELLS
                                                                           FARGO

                                                                           FUNDS

       WELLS FARGO INCOME FUNDS

       SEMI-ANNUAL REPORT

                  Wells Fargo Diversified Bond Fund
                  Wells Fargo High Yield Bond Fund
                  Wells Fargo Income Fund
                  Wells Fargo Income Plus Fund
                  Wells Fargo Inflation-Protected Bond Fund(SM)
                  Wells Fargo Intermediate Government Income Fund
                  Wells Fargo Limited-Term Government Income Fund
                  Wells Fargo Montgomery Short Duration Government Bond Fund(SM) Wells Fargo Montgomery Total Return Bond Fund(SM)
                  Wells Fargo Stable Income Fund
                  Wells Fargo Tactical Maturity Bond Fund(SM)

                                                       November 30, 2004

                                                        WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Diversified Bond Fund ..................................................    2
   High Yield Bond Fund ...................................................    4
   Income Fund ............................................................    6
   Income Plus Fund .......................................................    8
   Inflation-Protected Bond Fund ..........................................   10
   Intermediate Government Income Fund ....................................   12
   Limited Term Government Income Fund ....................................   14
   Montgomery Short Duration Government Bond Fund .........................   16
   Montgomery Total Return Bond Fund ......................................   18
   Stable Income Fund .....................................................   20
   Tactical Maturity Bond Fund ............................................   22
Fund Expenses .............................................................   24
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Diversified Bond Fund ..................................................   28
   High Yield Bond Fund ...................................................   29
   Income Fund ............................................................   39
   Income Plus Fund .......................................................   45
   Inflation-Protected Bond Fund ..........................................   51
   Intermediate Government Income Fund ....................................   52
   Limited Term Government Income Fund ....................................   56
   Montgomery Short Duration Government Bond Fund .........................   59
   Montgomery Total Return Bond Fund ......................................   61
   Stable Income Fund .....................................................   68
   Tactical Maturity Bond Fund ............................................   69
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................   70
   Statement of Operations ................................................   72
   Statements of Changes in Net Assets ....................................   74
   Financial Highlights ...................................................   82
Notes to Financial Highlights .............................................   90
--------------------------------------------------------------------------------
Notes to Financial Statements .............................................   91
--------------------------------------------------------------------------------
                                Master Portfolios
Portfolio of Investments
--------------------------------------------------------------------------------
   Managed Fixed Income Portfolio .........................................  106
   Stable Income Portfolio ................................................  113
   Strategic Value Bond Portfolio .........................................  121
   Tactical Maturity Bond Portfolio .......................................  129
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................  131
   Statement of Operations ................................................  132
   Statements of Changes in Net Assets ....................................  134
   Financial Highlights ...................................................  136
Notes to Financial Highlights .............................................  137
--------------------------------------------------------------------------------
Notes to Financial Statements .............................................  138
--------------------------------------------------------------------------------
Other Information .........................................................  143
--------------------------------------------------------------------------------
List of Abbreviations .....................................................  145
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

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THIS PAGE IS INTENTIONALLY LEFT BLANK --

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LETTER TO SHAREHOLDERS                                  WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to present you with this semi-annual report for the six-month period ended November 30, 2004. This report provides information regarding the Wells Fargo Income Funds, including performance highlights, the Fund managers' strategic outlook and the economic and market commentary covering the period.

THE ECONOMY:GAINING TRACTION
--------------------------------------------------------------------------------

      The economy regained its momentum during the period with economic growth estimated at nearly 4% for the second half of the year--up from second quarter's 3.3% rate. During the period, the economy drew on important strengths to help sustain its moderate growth, including gains in household purchasing power from continued mortgage refinancing activity triggered by declining mortgage rates, as well as consumer spending propelled by income growth from wage gains. Less favorable economic news, such as the weak U.S. dollar, had a silver lining in that it stimulated, and continues to stimulate, the demand for U.S. exports. A potential damper on the economy may possibly result from rising oil prices as it could squeeze company profit margins, impacting hiring and other business spending needed to sustain broad-based economic growth.

BONDS MAKE A COMEBACK, STOCKS STAY POSITIVE
--------------------------------------------------------------------------------

      Bonds had four straight months of gains from June through September 2004, with third quarter 2004 returns being the best in two years. The rally continued through November 2004, leaving the Lehman Brothers Aggregrate Bond Index of investment-grade taxable bonds up nearly 3.4%, on track to match last year's gain of just over 4.1%. Mortgage-backed issues mainly lagged during the period, affected by the impact of declining mortgage rates on refinancing activity and prepayment risk. Asset-backed securities also lagged during the period because of their shorter duration and reduced sensitivity to interest-rate swings.

      Stocks rebounded from July's steep declines, with the S&P 500 Index showing gains from August through November 2004, boosting its year-to-date returns to 7.2%. Energy stocks were top performers during the reporting period, posting double-digit gains on the strength of rising crude-oil prices. Small-cap stocks lagged mid- and large-cap stocks, while returns were the highest among the mid-cap segment during the period. In addition, value stocks outperformed growth stocks during the period. International stocks outperformed the S&P 500 Index during most of the period, propelled by both the weak U.S. dollar and the strength of the overseas markets.

STRONG ACQUISITION
--------------------------------------------------------------------------------

      At WELLS FARGO FUNDS(R) we are continually seeking to broaden our investment offerings in order to help you reach your financial goals. At the end of 2004, Wells Fargo acquired certain assets from Strong Financial Corporation. The transaction, which is scheduled to be finalized in April 2005, will expand the WELLS FARGO FUNDS family to approximately 120 mutual funds, covering a wide selection of asset classes and investment styles. This strategic acquisition allows us to broaden our investment capabilities and products, which we believe can provide you with enhanced opportunities and investment options to help you reach your financial goals.

      Thank you for choosing WELLS FARGO FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGOFUNDS.COM.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO INCOME FUNDS                                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Diversified Bond Fund (the Fund) seeks total return by diversifying its investments among different fixed-income investment styles.

ADVISER                                             INCEPTION DATE
    Wells Fargo Funds Management, LLC                   12/31/82

FUND MANAGERS
    Collectively Managed

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 2.53%(1) for the six-month period ended November 30, 2004, underperforming the Lehman Brothers Aggregate Bond Index(2), which returned 3.82% during the period. The Fund distributed $0.45 per share in dividend income and no capital gains during the period.

      The Fund invests in three different fixed-income investment styles: strategic value bond, managed fixed-income and tactical maturity bond. Each style represents an approach to selecting investments or a type of investment selected for the Fund's portfolio. This multi-style approach seeks to help reduce price and return volatility in an effort to generate more consistent returns.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      In recent months, economic growth has slowed due to higher energy prices, though economic fundamentals still remain intact for continued growth. The Federal Reserve Board (the Fed) raised its target federal funds rate by .25% in four subsequent meetings. As a result, the difference between short-term and long-term interest rates was minimal, flattening the bond yield curve over the six-month period. The yield on the three-month U.S. Treasury bill rose 1.16%, yielding 2.22%, while the yield on the ten-year U.S. Treasury note fell by .29%, yielding 4.35%. The Fund's Strategic Value and Managed Fixed-income styles continued to primarily benefit from its significant yield advantage versus its benchmarks as income dominated returns over the longer term. In the final three months of the reporting period, agency securities, corporate bonds and asset-backed securities all had positive returns versus the Lehman Brothers Aggregate Bond Index. Investment-grade and high-yield corporate bond spreads continued to move tighter during the period, which aided the strategic value bond style of the Fund. For the Managed Fixed-income style, the mortgage sector exhibited better performance over the period, aiding Fund performance. But it was the Fund's allocation to the Tactical Maturity style that caused its underperformance for the period. This investment style called for the portfolio to be invested in short-term bonds for the majority of the period, which resulted in lower returns relative to the other styles.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund continued to emphasize higher income producing securities, strategically diversified across all sectors of the fixed-income market. There were no significant changes in the portfolio's construction during the period. The majority of the Fund's purchases were centered on compelling relative value opportunities. Within the strategic value style, the Fund selectively added to its high-yield portfolio holdings, partially in response to certain callable bonds being called by the issuer. To help improve the yield on the Fund's short-term reserves, the tactical maturity style implemented the addition of agency, asset-backed and corporate floating rate notes.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      With the Fed in the midst of tightening monetary policy and raising short-term interest rates, we anticipate that intermediate- and long-term interest rates could potentially move higher as well. We believe that risk premiums may remain relatively stable over the next 12-months, but we believe they may be volatile within that range. We continue to maintain an overweighted exposure to non-U.S. Treasury sectors given our income-based strategy. We believe that Fund performance could potentially benefit from a relatively stable difference between yields on securities. Potential opportunities may present themselves within each sub-sector of the fixed-income market over the upcoming months and we will actively position the Fund to take advantage of those opportunities. Specifically, we feel that the corporate market is less compelling given the narrowing between low and high prices on its securities, so we intend to manage our exposure selectively.
--------------------------------------------------------------------------------

The views expressed are as of November 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Diversified Bond Fund.

(1) The Fund's Adviser has committed through September 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Performance shown for the Institutional Class shares of the Wells Fargo Diversified Bond Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of Norwest Advantage Diversified Bond Fund, its predecessor fund.

      Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code that, if applicable, may have adversely affected the performance results.

(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                  WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                          Excluding Sales Charge
                                                                  --------------------------------------
                                                                  6-Month*    1-Year    5-Year   10-Year
Wells Fargo Diversified Bond Fund - Institutional Class             2.53       3.08      6.06      6.46

Benchmark

  Lehman Brothers Aggregate Bond Index(2)                           3.82       4.44      7.41      7.70

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

      Portfolio Turnover                                                     20%

      Average Credit Quality(4)                                              AA+

      Weighted Average Coupon                                              0.05%

      Estimated Weighted Average Maturity                             4.96 years

      Estimated Average Duration                                      3.10 years

      Net Asset Value (NAV)                                               $25.77

      Distribution Rate(5)                                                 3.46%

      30-Day SEC Yield(6)                                                  3.42%

PORTFOLIO ALLOCATION(3),(7) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset-Backed Securities                           5%
Collateralized Mortgage Securities                5%
U.S. Treasury Bonds                               7%
U.S. Government Agencies                         51%
Corporate Bonds                                  20%
Municipal Bonds                                   2%
Variable/Floating Rate Bonds                      1%
Cash Equivalents                                  9%

GROWTH OF $10,000 INVESTMENT(8)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    Wells Fargo
                    Diversified         Lehman Brothers
                    Bond Fund -            Aggregate
                Institutional Class        Bond Index
11/30/1994            10000                  10,000
12/31/1994            10052                  10,069
 1/31/1995            10159                  10,268
 2/28/1995            10303                  10,513
 3/31/1995            10371                  10,577
 4/30/1995            10454                  10,725
 5/31/1995            10713                  11,140
 6/30/1995            10817                  11,221
 7/31/1995            10825                  11,196
 8/31/1995            10912                  11,331
 9/30/1995            11008                  11,442
10/31/1995            11123                  11,590
11/30/1995            11231                  11,764
12/31/1995            11328                  11,929
 1/31/1996            11396                  12,008
 2/29/1996            11246                  11,800
 3/31/1996            11169                  11,718
 4/30/1996            11122                  11,652
 5/31/1996            11148                  11,628
 6/30/1996            11255                  11,784
 7/31/1996            11280                  11,817
 8/31/1996            11272                  11,797
 9/30/1996            11426                  12,002
10/31/1996            11627                  12,268
11/30/1996            11807                  12,478
12/31/1996            11717                  12,362
 1/31/1997            11731                  12,400
 2/28/1997            11735                  12,431
 3/31/1997            11596                  12,293
 4/30/1997            11749                  12,477
 5/31/1997            11842                  12,595
 6/30/1997            11971                  12,745
 7/31/1997            12378                  13,088
 8/31/1997            12170                  12,977
 9/30/1997            12397                  13,168
10/31/1997            12670                  13,359
11/30/1997            12748                  13,421
12/31/1997            12915                  13,556
 1/31/1998            13122                  13,730
 2/28/1998            13073                  13,720
 3/31/1998            13097                  13,767
 4/30/1998            13152                  13,839
 5/31/1998            13309                  13,970
 6/30/1998            13481                  14,088
 7/31/1998            13467                  14,118
 8/31/1998            13846                  14,348
 9/30/1998            14195                  14,684
10/31/1998            14018                  14,606
11/30/1998            14082                  14,689
12/31/1998            14090                  14,733
 1/31/1999            14175                  14,839
 2/28/1999            13841                  14,580
 3/31/1999            13910                  14,660
 4/30/1999            13952                  14,707
 5/31/1999            13862                  14,578
 6/30/1999            13825                  14,531
 7/31/1999            13809                  14,470
 8/31/1999            13793                  14,462
 9/30/1999            13904                  14,630
10/31/1999            13920                  14,684
11/30/1999            13936                  14,683
12/31/1999            13923                  14,612
 1/31/2000            13940                  14,565
 2/29/2000            14195                  14,741
 3/31/2000            14501                  14,935
 4/30/2000            14382                  14,892
 5/31/2000            14308                  14,885
 6/30/2000            14609                  15,195
 7/31/2000            14768                  15,333
 8/31/2000            15006                  15,556
 9/30/2000            15006                  15,654
10/31/2000            15125                  15,757
11/30/2000            15429                  16,015
12/31/2000            15765                  16,313
 1/31/2001            15905                  16,581
 2/28/2001            16072                  16,725
 3/31/2001            16078                  16,809
 4/30/2001            15904                  16,738
 5/31/2001            15989                  16,838
 6/30/2001            16045                  16,902
 7/31/2001            16345                  17,281
 8/31/2001            16521                  17,480
 9/30/2001            16616                  17,684
10/31/2001            16961                  18,054
11/30/2001            16630                  17,805
12/31/2001            16570                  17,691
 1/31/2002            16687                  17,834
 2/28/2002            16843                  18,007
 3/31/2002            16490                  17,708
 4/30/2002            16756                  18,052
 5/31/2002            16859                  18,205
 6/30/2002            16959                  18,362
 7/31/2002            17125                  18,584
 8/31/2002            17289                  18,898
 9/30/2002            17503                  19,204
10/31/2002            17360                  19,117
11/30/2002            17318                  19,111
12/31/2002            17585                  19,506
 1/31/2003            17594                  19,523
 2/28/2003            17809                  19,793
 3/31/2003            17733                  19,778
 4/30/2003            17868                  19,941
 5/31/2003            18226                  20,312
 6/30/2003            18171                  20,271
 7/31/2003            17780                  19,590
 8/31/2003            17837                  19,719
 9/30/2003            18181                  20,242
10/31/2003            18092                  20,054
11/30/2003            18145                  20,102
12/31/2003            18276                  20,306
 1/31/2004            18400                  20,470
 2/29/2004            18577                  20,691
 3/31/2004            18718                  20,847
 4/30/2004            18309                  20,305
 5/31/2004            18243                  20,223
 6/30/2004            18301                  20,339
 7/31/2004            18431                  20,540
 8/31/2004            18665                  20,932
 9/30/2004            18711                  20,989
10/31/2004            18810                  21,165
11/30/2004            18704                  20,996

--------------------------------------------------------------------------------

(3)   Portfolio characteristics are subject to change.

(4)   The average credit quality is compiled from ratings from Standard &
      Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current offering price.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(7) This chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests. Portfolio holdings are subject to change. See Notes to Financial Statements for a discussion of the master portfolios.

(8) The chart compares the performance of the Wells Fargo Diversified Bond Fund Institutional Class shares for the most recent ten years with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

WELLS FARGO INCOME FUNDS                                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo High Yield Bond Fund (the Fund) seeks total return with a high level of current income.

ADVISER                                             SUB-ADVISER
    Wells Fargo Funds Management, LLC                   Sutter Advisors LLC

FUND MANAGERS                                       INCEPTION DATE
    Roger Wittlin                                       11/29/02
    Philip Susser

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 7.43%(1) for the six-month period ended November 30, 2004, excluding sales charges. The Fund underperformed its benchmark, the Merrill Lynch High Yield Master II Index(2), which returned 9.32% over the same period. The Fund's Class A shares distributed $0.39 per share in dividend income and no capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's overall positioning was slightly shorter in duration than the market average. The Fund maintained its investments in floating-rate paper as a cushion to rising interest rates, and also invested in higher yielding, less interest-rate sensitive, lower quality issues. We believe that although this strategy helped performance in the first half of 2004, it turned into an underperforming factor over the second half of 2004. More recently, high quality issues with long maturities performed best because of the strength in the 10-year and 30-year U.S. Treasury market. Additionally, with renewed investor interest in the high-yield asset class, fund flows picked up significantly from the early part of the year when mutual funds assets under management decreased, generally. We believe that in times with significant inflows to high-yield mutual funds, the best performing issues tend to be the large benchmark issues that have the greatest liquidity and ease for portfolio managers to put their money to work. Our strategy, however, has never been to deviate from our core philosophy of bottom-up, fundamental credit analysis. We find that discipline often leads to an underweighting in the largest issuers and typically causes underperformance in times when the high-yield market is heavily influenced by technical rather than fundamental factors. On the other hand, this strategy has regularly outperformed indexes in periods when the high-yield market is more volatile with higher defaults and greater uncertainty.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund has always emphasized a conservative credit philosophy that is fundamentally credit-driven rather than momentum-driven. The Fund will invest in what's deemed to provide the most attractive risk-adjusted returns within a company's capital structure. As a result, the Fund began buying more "defensive" issues to cushion the impact of macroeconomic events, such as high oil prices and interest rate increases. This slight shift resulted in a portfolio that had a slightly shorter-duration than the market average.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Given the positive environment for high-yield securities (including fundamental factors such as low interest rates, an improving economy, strong corporate earnings and declining default rates) we continue to believe that there is support for current bond price levels. Barring a significant economic or domestic event and/or a liquidity crunch, we believe the Fund and high-yield market has the potential to produce a return more or less in line with the current coupon level over the coming months.

      INVESTMENTS IN LOWER-RATED, HIGHER YIELDING CORPORATE BONDS ARE SUBJECT TO ADDITIONAL RISKS BECAUSE THEY TEND TO BE MORE SENSITIVE TO ECONOMIC CONDITIONS AND, DURING SUSTAINED PERIODS OF RISING INTEREST RATES, MAY EXPERIENCE INTEREST AND/OR PRINCIPAL DEFAULTS.

      INVESTING IN FOREIGN DEBT OBLIGATIONS ENTAILS ADDITIONAL RISKS, INCLUDING THOSE RELATED TO REGULATORY, MARKET OR ECONOMIC DEVELOPMENTS, FOREIGN TAXATION AND LESS STRINGENT INVESTOR PROTECTION AND DISCLOSURE STANDARDS.

--------------------------------------------------------------------------------

The views expressed are as of November 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo High Yield Bond Fund.

(1) The Fund's Adviser has committed through September 30, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

(2) The Merrill Lynch High Yield Master II Index is an unmanaged index of below investment-grade domestic and Yankee high-yield bonds (dollar-denominated bonds issued in the U.S. by foreign banks and corporations), including deferred-interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating of BB/Ba or lower, but are not in default. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                  WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                       Including Sales Charge                   Excluding Sales Charge
                                                 -----------------------------------     -------------------------------------
                                                 6-Month*     1-Year    Life of Fund     6-Month*       1-Year    Life of Fund
Wells Fargo High Yield Bond Fund - Class A         2.60        5.21          8.68          7.43         10.16         11.20

Wells Fargo High Yield Bond Fund - Class B         2.04        4.45          9.04          7.04          9.45         10.40

Wells Fargo High Yield Bond Fund - Class C         6.03        8.44         10.43          7.03          9.44         10.43

Benchmark

  Merrill Lynch High Yield Master II Index(2)                                              9.32         11.86         19.17

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN.

CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

      Portfolio Turnover                                                     39%

      Average Credit Quality(4)                                                B

      Weighted Average Coupon                                              8.32%

      Estimated Weighted Average Maturity                             6.00 years

      Estimated Average Duration                                      4.50 years

      Net Asset Value (NAV) (Class A, B, C)               $10.82, $10.82, $10.82

      Distribution Rate(5) (Class A, B, C)                   7.19%, 6.78%, 6.77%

      30-Day SEC Yield(6) (Class A, B, C)                    6.61%, 6.17%, 6.17%

PORTFOLIO ALLOCATION(3) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Corporate Bonds                                  88%
Cash Equivalent                                   6%
Real Estate Investment                            3%
Repurchase Agreement                              3%

GROWTH OF $10,000 INVESTMENT(7)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                        Wells Fargo High Yield       Merrill Lynch High Yield
                         Bond Fund - Class A             Master II Index
11/29/2002                      9,550                         10,000
11/30/2002                      9,550                         10,005
12/31/2002                      9,520                         10,151
 1/31/2003                      9,530                         10,456
 2/28/2003                      9,553                         10,596
 3/31/2003                      9,610                         10,876
 4/30/2003                     10,022                         11,508
 5/31/2003                     10,065                         11,638
 6/30/2003                     10,312                         11,966
 7/31/2003                     10,207                         11,803
 8/31/2003                     10,290                         11,948
 9/30/2003                     10,541                         12,278
10/31/2003                     10,640                         12,532
11/30/2003                     10,723                         12,700
12/31/2003                     10,941                         13,008
 1/31/2004                     11,045                         13,214
 2/29/2004                     11,073                         13,197
 3/31/2004                     11,147                         13,291
 4/30/2004                     11,136                         13,203
 5/31/2004                     10,996                         12,996
 6/30/2004                     11,103                         13,184
 7/31/2004                     11,224                         13,360
 8/31/2004                     11,359                         13,605
 9/30/2004                     11,483                         13,795
10/31/2004                     11,654                         14,055
11/30/2004                     11,813                         14,207

--------------------------------------------------------------------------------

(3)   Portfolio holdings and characteristics are subject to change.

(4)   The average credit quality is compiled from ratings from Standard &
      Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(7)   The chart compares the performance of the Wells Fargo High Yield Bond
      Fund Class A shares for the life of the Fund with the Merrill Lynch High Yield Master II Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

WELLS FARGO INCOME FUNDS                                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Income Fund (the Fund) seeks current income and total return.

ADVISER                                             SUB-ADVISER
    Wells Fargo Funds Management, LLC                   Wells Capital Management
                                                          Incorporated

FUND MANAGER                                        INCEPTION DATE
    Robert N. Daviduk, CFA                              6/9/87

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 3.53%(1) for the six-month period ended November 30, 2004, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Aggregate Bond Index(2), which returned 3.82% during the period. The Fund's Class A shares distributed $ 0.20 per share in dividend income and no capital gains during the period.

      Fixed-income sectors performed well during the period, with fixed-rate U.S. corporate high-yield securities leading the way, posting the best returns (high-yield bonds comprise 5% of the portfolio), followed by investment grade corporate bonds (these comprise 52% of the portfolio), agency debentures (8% of the portfolio) and asset-backed securities (constitute 4% of the portfolio).

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's performance was positively impacted by strong performance from most of its holdings. The laggard was the short-term bond allocation that was negatively impacted by rising short-term interest rates. Intermediate- and long-term bonds increased in value as longer-term interest rates declined. High quality assets, such as agencies, commercial mortgage-backed securities, other asset-backed securities and highly rated corporate bonds, benefited from a drop in swap spreads of .48% to .41% for the 10-year U.S. Treasury. The yield curve flattened by .76% as measured by the 10-year U.S. Treasury yield minus the 2-year U.S. Treasury yield. The allocation to high-yield bonds contributed to performance, as high yield was one of the best performing asset classes for the period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We reduced our corporate exposure from approximately 57% to 53% and maintained an overweighted allocation in very high-quality and BBB-rated bonds since many single and double "A"-rated bonds, especially industrials, offered little potential for capital appreciation. Our allocation to U.S. Treasuries increased as it became harder to find other compelling investments. We do plan to be active in corporate bonds, but for the most part we will look for relative value trading opportunities whereby we sell one corporate holding to finance the purchase of another. The Fund's duration has also moved from short to neutral relative to its benchmark.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Federal Reserve Board (the Fed) has stated its intent to continue to increase short-term interest rates, which could potentially continue to flatten the yield curve, hurting the performance of shorter-term fixed-income securities. Despite the fact that short-term rates are likely to move higher, we believe that high-yield and investment-grade corporates may outperform U.S. Treasuries next year, but we do expect some volatility. As long as the Fed stays on a measured pace in raising rates, we believe non-Treasury securities could continue to perform well.

      In April 2005, the Fund is scheduled to merge with the WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND(SM). We believe that this may offer the potential for better performance opportunities going forward.

      INVESTMENTS IN LOWER-RATED, HIGHER-YIELDING CORPORATE BONDS ARE SUBJECT TO ADDITIONAL RISKS BECAUSE THEY TEND TO BE MORE SENSITIVE TO ECONOMIC CONDITIONS AND, DURING SUSTAINED PERIODS OF RISING INTEREST RATES, MAY EXPERIENCE INTEREST AND/OR PRINCIPAL DEFAULTS.

--------------------------------------------------------------------------------

The views expressed are as of November 30, 2004, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO INCOME FUND.

(1) The Fund's adviser waives its advisory fee for the portion of the Fund's assets that is invested in the High Yield Bond Fund and waives additional fees and/or reimburses additional expenses to the extent necessary to ensure that there will be no increase in the Fund's net operating expense ratio. The Fund's Adviser has committed through September 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Income Fund (the accounting survivor of a merger of the Norwest Advantage Income, Total Return Bond and Performa Strategic Value Bond Funds at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage and Performa Funds were reorganized into the WELLS FARGO FUNDS. Performance shown for the Class B shares for periods prior to August 5, 1993, reflects performance of the Class A shares, adjusted for Class B sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to August 2, 1993, reflects performance of the Class A shares, adjusted for Institutional class expenses.

(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                  WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                        Including Sales Charge                     Excluding Sales Charge
                                                --------------------------------------    ---------------------------------------
                                                6-Month*   1-Year   5-Year     10-Year    6-Month*   1-Year     5-Year    10-Year
Wells Fargo Income Fund - Class A                (1.13)    (0.71)     5.39      6.16        3.53       3.97      6.36      6.65

Wells Fargo Income Fund - Class B                (1.85)    (1.80)     5.27      5.87        3.15       3.20      5.60      5.87

Wells Fargo Income Fund - Institutional Class                                               3.56       4.13      6.61      6.78

Benchmark

     Lehman Brothers Aggregate Bond Index(2)                                                3.82       4.44      7.41      7.70

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

      Portfolio Turnover(4)                                                 130%

      Average Credit Quality(5)                                              Aa2

      Weighted Average Coupon                                              4.87%

      Estimated Weighted Average Life                                 6.00 years

      Estimated Average Duration                                      4.41 years

      Net Asset Value (NAV) (Class A, B, I)                  $9.51, $9.50, $9.49

      Distribution Rate(6) (Class A, B, I)                   4.04%, 3.49%, 4.50%

      30-Day SEC Yield(7) (Class A, B, I)                    3.61%, 3.02%, 4.03%

PORTFOLIO ALLOCATION(3) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset-Backed Securities                           4%
Collateralized Mortgage Securities               12%
Cash Equivalents                                  3%
U.S. Treasury Notes                              14%
Real Estate Investment                            1%
U.S. Government Agencies                          7%
U.S. T-Bonds                                      1%
Foreign Government Bonds                          1%
Corporate Bonds                                  55%
Variable & Floating Rate Bonds                    2%

GROWTH OF $10,000 INVESTMENT(8)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                       Wells Fargo Income
               Wells Fargo Income    Fund - Institutional     Lehman Brothers
                  Fund Class A              Class           Aggregate Bond Index
11/30/1994           9,550                  10,000                10,000
12/31/1994           9,613                  10,066                10,069
 1/31/1995           9,763                  10,223                10,268
 2/28/1995           9,979                  10,450                10,513
 3/31/1995          10,042                  10,515                10,577
 4/30/1995          10,214                  10,696                10,725
 5/31/1995          10,600                  11,100                11,140
 6/30/1995          10,649                  11,140                11,221
 7/31/1995          10,603                  11,103                11,196
 8/31/1995          10,739                  11,246                11,331
 9/30/1995          10,843                  11,355                11,442
10/31/1995          10,978                  11,496                11,590
11/30/1995          11,118                  11,642                11,764
12/31/1995          11,280                  11,813                11,929
 1/31/1996          11,335                  11,871                12,008
 2/29/1996          11,091                  11,614                11,800
 3/31/1996          10,998                  11,517                11,718
 4/30/1996          10,904                  11,418                11,652
 5/31/1996          10,874                  11,387                11,628
 6/30/1996          11,011                  11,531                11,784
 7/31/1996          11,038                  11,558                11,817
 8/31/1996          11,000                  11,518                11,797
 9/30/1996          11,179                  11,719                12,002
10/31/1996          11,433                  11,973                12,268
11/30/1996          11,628                  12,177                12,478
12/31/1996          11,496                  12,038                12,362
 1/31/1997          11,511                  12,054                12,400
 2/28/1997          11,510                  12,065                12,431
 3/31/1997          11,348                  11,883                12,293
 4/30/1997          11,523                  12,066                12,477
 5/31/1997          11,612                  12,173                12,595
 6/30/1997          11,763                  12,318                12,745
 7/31/1997          12,206                  12,782                13,088
 8/31/1997          12,005                  12,571                12,977
 9/30/1997          12,234                  12,811                13,168
10/31/1997          12,465                  13,054                13,359
11/30/1997          12,530                  13,121                13,421
12/31/1997          12,674                  13,273                13,556
 1/31/1998          12,871                  13,479                13,730
 2/28/1998          12,803                  13,408                13,720
 3/31/1998          12,832                  13,438                13,767
 4/30/1998          12,886                  13,494                13,839
 5/31/1998          13,060                  13,677                13,970
 6/30/1998          13,192                  13,816                14,088
 7/31/1998          13,193                  13,817                14,118
 8/31/1998          13,436                  14,071                14,348
 9/30/1998          13,815                  14,468                14,684
10/31/1998          13,678                  14,325                14,606
11/30/1998          13,772                  14,423                14,689
12/31/1998          13,812                  14,465                14,733
 1/31/1999          13,906                  14,578                14,839
 2/28/1999          13,497                  14,135                14,580
 3/31/1999          13,595                  14,237                14,660
 4/30/1999          13,608                  14,265                14,707
 5/31/1999          13,427                  14,061                14,578
 6/30/1999          13,325                  13,955                14,531
 7/31/1999          13,283                  13,911                14,470
 8/31/1999          13,228                  13,852                14,462
 9/30/1999          13,343                  13,973                14,630
10/31/1999          13,359                  14,005                14,684
11/30/1999          13,358                  13,991                14,683
12/31/1999          13,269                  13,900                14,612
 1/31/2000          13,239                  13,871                14,565
 2/29/2000          13,398                  14,057                14,741
 3/31/2000          13,637                  14,295                14,935
 4/30/2000          13,515                  14,170                14,892
 5/31/2000          13,395                  14,047                14,885
 6/30/2000          13,695                  14,364                15,195
 7/31/2000          13,831                  14,510                15,333
 8/31/2000          14,044                  14,737                15,556
 9/30/2000          14,055                  14,752                15,654
10/31/2000          14,131                  14,834                15,757
11/30/2000          14,406                  15,126                16,015
12/31/2000          14,715                  15,454                16,313
 1/31/2001          14,900                  15,652                16,581
 2/28/2001          15,065                  15,828                16,725
 3/31/2001          15,123                  15,893                16,809
 4/30/2001          14,943                  15,706                16,738
 5/31/2001          15,003                  15,773                16,838
 6/30/2001          15,078                  15,855                16,902
 7/31/2001          15,476                  16,277                17,281
 8/31/2001          15,665                  16,480                17,480
 9/30/2001          15,835                  16,662                17,684
10/31/2001          16,239                  17,091                18,054
11/30/2001          15,850                  16,685                17,805
12/31/2001          15,692                  16,522                17,691
 1/31/2002          15,801                  16,640                17,834
 2/28/2002          15,906                  16,754                18,007
 3/31/2002          15,546                  16,378                17,708
 4/30/2002          15,826                  16,676                18,052
 5/31/2002          15,939                  16,798                18,205
 6/30/2002          16,032                  16,900                18,362
 7/31/2002          16,161                  17,040                18,584
 8/31/2002          16,510                  17,412                18,898
 9/30/2002          16,874                  17,800                19,204
10/31/2002          16,613                  17,528                19,117
11/30/2002          16,520                  17,415                19,111
12/31/2002          16,892                  17,829                19,506
 1/31/2003          16,872                  17,813                19,523
 2/28/2003          17,115                  18,073                19,793
 3/31/2003          17,131                  18,093                19,778
 4/30/2003          17,323                  18,300                19,941
 5/31/2003          17,659                  18,660                20,312
 6/30/2003          17,634                  18,636                20,271
 7/31/2003          17,071                  18,045                19,590
 8/31/2003          17,172                  18,137                19,719
 9/30/2003          17,577                  18,589                20,242
10/31/2003          17,443                  18,433                20,054
11/30/2003          17,491                  18,506                20,102
12/31/2003          17,671                  18,701                20,306
 1/31/2004          17,809                  18,851                20,470
 2/29/2004          17,984                  19,040                20,691
 3/31/2004          18,144                  19,214                20,847
 4/30/2004          17,688                  18,735                20,305
 5/31/2004        $ 17,565                  18,608                20,223
 6/30/2004        $ 17,626                  18,676                20,339
 7/31/2004        $ 17,764                  18,827                20,540
 8/31/2004        $ 18,110                  19,178                20,932
 9/30/2004        $ 18,172                  19,268                20,989
10/31/2004        $ 18,313                  19,422                21,165
11/30/2004        $ 18,185                  19,270                20,996

--------------------------------------------------------------------------------

(3)   Portfolio holdings and characteristics are subject to change.

(4) The Fund's Investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses, and may generate higher short term capital gains.

(5)   The average credit quality is compiled from ratings from Standard &
      Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(8) The chart compares the performance of the Wells Fargo Income Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO INCOME FUNDS                                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO INCOME PLUS FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Income Plus Fund (the Fund) seeks to maximize income while maintaining prospects for capital appreciation.

ADVISER                                             SUB-ADVISER
    Wells Fargo Funds Management, LLC                   Wells Capital Management
                                                         Incorporated

FUND MANAGER                                        INCEPTION DATE
    Robert N. Daviduk, CFA                              7/13/98

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 5.46%(1) for the six-month period ended November 30, 2004, excluding sales charges, outperforming the Lehman Brothers Aggregate Bond Index(2), which returned 3.82% during the period. The Fund's Class A shares distributed $0.31 per share in dividend income and no capital gains during the period.

      Fixed-income sectors performed well during the period, with fixed-rate U.S. Corporate high-yield securities posting the best returns (high-yield securities comprise about 42% of the portfolio), followed by investment-grade corporate bonds (these comprise 35% of the portfolio), commercial mortgage-backed securities (about 6% of the portfolio) and asset-backed securities (4% of the portfolio).

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's performance was positively impacted by the flattening of the yield curve (short-term rates rise while long-term rates decline). High-quality assets, such as agencies, commercial mortgage-backed securities, other asset-backed securities and highly rated corporate bonds, benefited from a drop in swap spreads of .48% to .41% for the 10-year U.S. Treasury. The allocation to high-yield bonds was also a positive contributor to the Fund's performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We reduced our investment-grade corporate bond exposure from approximately 46% to 35% and maintained an overweighted allocation in high-quality and BBB-rated bonds since many single and double "A"-rated bonds, especially industrials, offered little potential for capital appreciation. Our allocation to U.S. Treasuries increased as it became harder to find other compelling investments. We do plan to be active in corporate bonds, but for the most part we will look for relative value trading opportunities whereby we sell one corporate holding to finance the purchase of another. The Fund's duration was also moved from short to neutral relative to its benchmark.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Federal Reserve Board has stated its intent to continue to increase short-term interest rates, which could potentially continue to flatten the yield curve, hurting the performance of shorter-term fixed-income securities. Despite the fact that short-term rates are likely to move higher, we believe that high-yield and investment-grade corporate bonds may outperform U.S. Treasuries next year, but we do expect some volatility. We plan to add corporate bonds, change the Fund's allocations and create more diversification with less exposure to sector-specific volatility.

      INVESTMENTS IN LOWER-RATED, HIGHER-YIELDING CORPORATE BONDS ARE SUBJECT TO ADDITIONAL RISKS BECAUSE THEY TEND TO BE MORE SENSITIVE TO ECONOMIC CONDITIONS AND, DURING SUSTAINED PERIODS OF RISING INTEREST RATES, MAY EXPERIENCE INTEREST AND/OR PRINCIPAL DEFAULT.

      INVESTING IN FOREIGN DEBT OBLIGATIONS ENTAILS ADDITIONAL RISKS, INCLUDING THOSE RELATED TO REGULATORY, MARKET OR ECONOMIC DEVELOPMENTS, FOREIGN TAXATION AND LESS STRINGENT INVESTOR PROTECTION AND DISCLOSURE STANDARDS.

--------------------------------------------------------------------------------

The views expressed are as of November 30, 2004, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Income Plus Fund.

(1) The Fund's adviser waives its advisory fee for the portion of the Fund's assets that is invested in the High Yield Bond Fund and waives additional fees and/or reimburses additional expenses to the extent necessary to ensure that there will be no increase in the Fund's net operating expense ratio. The Fund's Adviser also has committed through September 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A, Class B and Class C shares of the Wells Fargo Income Plus Fund prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Strategic Income Fund, its predecessor fund. Effective at close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                  WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                  Including Sales Charge                      Excluding Sales Charge
                                            ----------------------------------------   ------------------------------------------
                                            6-Month*  1-Year    5-Year  Life of Fund   6-Month*    1-Year    5-Year  Life of Fund
Wells Fargo Income Plus Fund - Class A        0.72      1.78     5.33       4.10         5.46       6.59      6.31      4.86

Wells Fargo Income Plus Fund - Class B        0.16      0.89     5.20       4.09         5.16       5.89      5.52      4.09

Wells Fargo Income Plus Fund - Class C        4.07      4.80     5.50       4.08         5.07       5.80      5.50      4.08

Benchmark

  Lehman Brothers Aggregate Bond Index(2)                                                3.82       4.44      7.41      6.41

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN.

CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

      Portfolio Turnover                                                     66%

      Average Credit Quality(4)                                              Aa2

      Weighted Average Coupon                                              6.50%

      Estimated Weighted Average Maturity                             6.70 years

      Estimated Average Duration                                      4.86 years

      Net Asset Value (NAV) (Class A, B, C)               $11.12, $11.13, $11.12

      Distribution Rate(5) (Class A, B, C)                   5.74%, 5.25%, 5.26%

      30-Day SEC Yield(6) (Class A, B, C)                    4.77%, 4.23%, 4.24%

PORTFOLIO ALLOCATION(3) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset-Backed Securities                           4%
Collateralized Mortgage Securities                6%
U.S. Treasury Notes                               4%
U.S. T-Bonds                                      2%
Foreign Government Bonds                          8%
Corporate Bonds                                  74%
Variable & Floating Rate Bonds                    1%
Cash Equivalents                                  1%

GROWTH OF $10,000 INVESTMENT(7)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                      Wells Fargo Income           Lehman Brothers
                     Plus Fund - Class A         Aggregate Bond Index
 7/13/1998                   9,549                     10,000
 7/31/1998                   9,512                     10,062
 8/31/1998                   9,382                     10,226
 9/30/1998                   9,709                     10,465
10/31/1998                   9,637                     10,410
11/30/1998                   9,844                     10,469
12/31/1998                   9,883                     10,500
 1/31/1999                   9,945                     10,575
 2/28/1999                   9,764                     10,391
 3/31/1999                   9,810                     10,448
 4/30/1999                   9,976                     10,481
 5/31/1999                   9,855                     10,389
 6/30/1999                   9,790                     10,356
 7/31/1999                   9,717                     10,312
 8/31/1999                   9,594                     10,307
 9/30/1999                   9,649                     10,427
10/31/1999                   9,502                     10,465
11/30/1999                   9,519                     10,464
12/31/1999                   9,539                     10,414
 1/31/2000                   9,415                     10,380
 2/29/2000                   9,482                     10,505
 3/31/2000                   9,444                     10,644
 4/30/2000                   9,387                     10,613
 5/31/2000                   9,246                     10,608
 6/30/2000                   9,435                     10,829
 7/31/2000                   9,567                     10,928
 8/31/2000                   9,627                     11,086
 9/30/2000                   9,651                     11,156
10/31/2000                   9,546                     11,230
11/30/2000                   9,600                     11,414
12/31/2000                   9,803                     11,626
 1/31/2001                  10,066                     11,817
 2/28/2001                  10,149                     11,920
 3/31/2001                  10,136                     11,979
 4/30/2001                  10,103                     11,929
 5/31/2001                  10,176                     12,000
 6/30/2001                  10,181                     12,046
 7/31/2001                  10,368                     12,316
 8/31/2001                  10,490                     12,457
 9/30/2001                  10,399                     12,603
10/31/2001                  10,677                     12,867
11/30/2001                  10,653                     12,689
12/31/2001                  10,564                     12,608
 1/31/2002                  10,624                     12,710
 2/28/2002                  10,643                     12,833
 3/31/2002                  10,598                     12,620
 4/30/2002                  10,750                     12,865
 5/31/2002                  10,835                     12,974
 6/30/2002                  10,768                     13,087
 7/31/2002                  10,711                     13,244
 8/31/2002                  10,910                     13,468
 9/30/2002                  11,028                     13,686
10/31/2002                  10,975                     13,624
11/30/2002                  11,150                     13,620
12/31/2002                  11,339                     13,902
 1/31/2003                  11,401                     13,914
 2/28/2003                  11,563                     14,106
 3/31/2003                  11,635                     14,095
 4/30/2003                  11,867                     14,212
 5/31/2003                  12,084                     14,476
 6/30/2003                  12,119                     14,447
 7/31/2003                  11,786                     13,961
 8/31/2003                  11,858                     14,054
 9/30/2003                  12,113                     14,426
10/31/2003                  12,095                     14,292
11/30/2003                  12,128                     14,326
12/31/2003                  12,292                     14,472
 1/31/2004                  12,381                     14,588
 2/29/2004                  12,488                     14,746
 3/31/2004                  12,589                     14,857
 4/30/2004                  12,395                     14,471
 5/31/2004                  12,258                     14,413
 6/30/2004                  12,342                     14,495
 7/31/2004                  12,465                     14,638
 8/31/2004                  12,684                     14,918
 9/30/2004                  12,767                     14,958
10/31/2004                  12,910                     15,084
11/30/2004                  12,927                     14,963

--------------------------------------------------------------------------------

(3)   Portfolio holdings and characteristics are subject to change.

(4)   The average credit quality is compiled from ratings from Standard &
      Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(7) The chart compares the performance of the Wells Fargo Income Plus Fund Class A shares for the life of the Fund with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

WELLS FARGO INCOME FUNDS                                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO INFLATION-PROTECTED BOND FUND

IINVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO INFLATION-PROTECTED BOND FUND (the Fund) seeks to provide total return while providing protection against inflation.

ADVISER                                             SUB-ADVISER
    Wells Fargo Funds Management, LLC                   Wells Capital Management
                                                         Incorporated

FUND MANAGER                                        INCEPTION DATE
    Robert N. Daviduk, CFA                              2/28/03

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 4.18%(1) for the six-month period ended November 30, 2004, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers U.S. Treasury Inflation Notes Index(2), which returned 4.67% during the period. The Fund's Class A shares distributed $0.18 per share in dividend income and no capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      A contributing factor to the Fund's performance was moving from our modest short-duration position to a neutral-duration position in July 2004 before bond yields declined and prices increased. The biggest contributor to the Fund's performance was intermediate- and long-term Treasury Inflation Protected Securities (TIPS), whose price rose by 2% to 4%.

      The biggest detractor from the Fund's performance was a modest underweighted allocation of long-term TIPS relative to our benchmark, as long-term TIPS experienced the biggest price increases during the quarter. As oil moved toward $60 per barrel, investors rushed into the TIPS market to purchase inflation protection and long-term TIPS were the biggest beneficiaries. We continue to believe that intermediate TIPS offer the best relative value and provide the best potential risk/return trade-off.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We moved the Fund's duration to equal that of its benchmark and repositioned some of the Fund's holdings into intermediate TIPS, as we believe these securities provide the best potential risk/return trade-off for investors.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The increase in the price of crude oil caused the break-even spreads (the rate of inflation that has to occur for an investor to get the same return in either a non-inflation protected Treasury or a TIPS) on the short-end of the curve to widen as much as the break-even spreads of the long-end of the TIPS curve. We believe that intermediate TIPS are potentially a good value and the plan is for the Fund to have a slight overweighted position in the 10-year TIPS, keeping the overall duration of the Fund neutral relative to its benchmark.

      AN INVESTMENT IN THE WELLS FARGO INFLATION-PROTECTED BOND FUND IS SUBJECT TO GREATER RISK THAN AN INVESTMENT IN A MUTUAL FUND INVESTING IN TRADITIONAL DEBT SECURITIES. INFLATION-PROTECTED DEBT SECURITIES ARE SUBJECT TO GREATER INTEREST-RATE RISK IF INTEREST RATES RISE IN A LOW INFLATION ENVIRONMENT.

--------------------------------------------------------------------------------

The views expressed are as of November 30, 2004, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO INFLATION-PROTECTED BOND FUND.

(1) The Fund's Adviser has committed through September 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

(2) The Lehman Brothers U.S. Treasury Inflation Notes Index is an index of inflation-indexed linked U.S. Treasury securities. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                  WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                     Including Sales Charge            Excluding Sales Charge
                                                                 ------------------------------    ------------------------------
                                                                 6-Month*  1-Year  Life of Fund    6-Month*  1-Year  Life of Fund
WELLS FARGO INFLATION-PROTECTED BOND FUND - Class A               (0.51)    1.61       2.32          4.18     6.40       5.05

WELLS FARGO INFLATION-PROTECTED BOND FUND - Class B               (1.20)    0.61       1.98          3.80     5.61       4.21

WELLS FARGO INFLATION-PROTECTED BOND FUND - Class C                2.79     4.71       4.27          3.79     5.71       4.27

WELLS FARGO INFLATION-PROTECTED BOND FUND - Institutional Class                                      4.32     6.67       5.25

Benchmark

  Lehman Brothers U.S. Treasury Inflation Notes Index(2)                                             4.67     7.68       5.90

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

      Portfolio Turnover                                                     64%

      Average Credit Quality(4)                                              AAA

      Weighted Average Coupon                                              3.04%

      Estimated Weighted Average Maturity                            10.80 years

      Estimated Average Duration                                      6.05 years

      Net Asset Value (NAV) (Class A, B, C, I)    $10.28, $10.27, $10.28, $10.27

      Distribution Rate (Class A, B, C, I)(5)         4.76%, 4.23%, 4.23%, 5.24%

      30-Day SEC Yield (Class A, B, C, I)(6)          4.54%, 4.00%, 3.99%, 5.03%

PORTFOLIO ALLOCATION(3) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Corporate Bonds                                   1%
U.S. Treasury Bonds                              44%
U.S. Treasury Notes                              51%
U.S. Government Agencies                          3%
Cash Equivalents                                  1%

GROWTH OF $10,000 INVESTMENT(7)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               Wells Fargo Inflation-    Wells Fargo Inflation-      Lehman Brothers U.S.
               Protected Bond Fund -     Protected Bond Fund -     Treasury Inflation Notes
                      Class A             Institutional Class               Index
  2/28/2003            9,550                   10,000                       10,000
  3/31/2003            9,442                    9,879                        9,838
  4/30/2003            9,402                    9,849                        9,812
  5/31/2003            9,831                   10,290                       10,278
  6/30/2003            9,737                   10,204                       10,173
  7/31/2003            9,284                    9,721                        9,703
  8/31/2003            9,443                    9,891                        9,876
  9/30/2003            9,749                   10,213                       10,203
 10/31/2003            9,782                   10,251                       10,259
 11/30/2003            9,785                   10,255                       10,266
 12/31/2003            9,876                   10,353                       10,370
  1/31/2004            9,976                   10,461                       10,490
  2/29/2004           10,202                   10,700                       10,732
  3/31/2004           10,340                   10,847                       10,904
  4/30/2004            9,831                   10,315                       10,374
  5/31/2004            9,993                   10,487                       10,560
  6/30/2004            9,997                   10,493                       10,566
  7/31/2004           10,083                   10,586                       10,664
  8/31/2004           10,342                   10,860                       10,950
  9/30/2004           10,359                   10,880                       10,972
 10/31/2004           10,459                   10,988                       11,081
 11/30/2004           10,411                   10,939                       11,055

--------------------------------------------------------------------------------

(3)   Portfolio holdings and characteristics are subject to change.

(4)   The average credit quality is compiled from ratings from Standard &
      Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(7) The chart compares the performance of the WELLS FARGO INFLATION-PROTECTED BOND FUND Class A and Institutional Class shares for the life of the Fund with the Lehman Brothers U.S. Treasury Inflation Notes Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO INCOME FUNDS                                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Intermediate Government Income Fund (the Fund) seeks current income, consistent with safety of principal.

ADVISER                                             SUB-ADVISER
    Wells Fargo Funds Management, LLC                   Wells Capital Management
                                                         Incorporated

FUND MANAGER                                        INCEPTION DATE
    Robert N. Daviduk, CFA                              12/31/82

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 2.32%(1) for the six-month period ended November 30, 2004, excluding sales charges. The Fund outperformed its benchmark, the Lehman Brothers Intermediate U.S. Government Index(2), which returned 2.19% for the period. The Fund's Class A shares distributed $0.21 per share in dividend income and no capital gains during the period.

      Fixed-income sectors performed well during the period, with fixed-rate mortgage-backed securities posting the best returns (representing 38% of the portfolio), followed by commercial mortgage-backed securities (comprising 8% of the portfolio), agency debentures (31% of the portfolio) and asset-backed securities (3% of the portfolio).

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's performance was positively impacted by strong demand and rising prices for high-quality assets (i.e. government securities such as mortgage-backed securities). We believe that low interest-rate volatility provided a favorable backdrop for the mortgage sector, which is one of the factors that helped to drive prices higher. Contributors to positive performance included mortgage-backed securities, which had the best return.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      A number of changes were made to the composition of the portfolio's holdings that we believe could contribute positively to performance. All but one of the hybrid mortgage-backed securities were liquidated as their valuations improved relative to other mortgage-backed securities. We bought 30-year 5%, 5.5% and 6% mortgage-backed securities with the proceeds of the sales from the hybrid securities. The Fund's duration was moved from short to neutral relative to its benchmark. Late in the quarter, we sold some 5.5% coupon 30-year mortgage-backed securities and purchased a 5% position in collateralized mortgage obligations that had become attractively priced. We started to purchase Fannie Mae delegated underwriting and servicing paper that provides a yield premium over debentures and comes with the Fannie Mae guarantee.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Federal Reserve Board (the Fed) has stated its intent to continue to increase short-term interest rates, which could potentially continue to flatten the yield curve, hurting the performance of shorter-term fixed-income securities. Despite the fact that short-term rates are likely to move higher, we believe that 30-year mortgage-backed securities may outperform 15-year and hybrid mortgage-backed securities due to a significant reduction in supply. As long as the Fed stays on a measured pace in raising rates, we believe non-Treasury securities could continue to perform well.

      THE U.S. GOVERNMENT DOES NOT GUARANTEE THE MARKET VALUE OR CURRENT YIELD OF ITS OBLIGATIONS. NOT ALL U.S. GOVERNMENT OBLIGATIONS ARE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT.

--------------------------------------------------------------------------------

The views expressed are as of November 30, 2004, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Intermediate Government Income Fund.

(1) The Fund's Adviser has committed through September 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A and Class B shares of the Wells Fargo Intermediate Government Income Fund for periods prior to November 8, 1999, reflects performance of the Class A and Class B shares of the Norwest Advantage Intermediate Government Income Fund (the accounting survivor of a merger of the Norwest Fund and the Stagecoach U.S. Government Income and U.S. Government Allocation Funds at the close of business November 5,
      1999), its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds and Stagecoach Funds were reorganized into the WELLS FARGO FUNDS. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class A shares sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 17, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares of the Fund for periods prior to November 8, 1999, reflects performance of the Class B shares of the predecessor fund adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance of the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of expense ratios for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results.

(2) The Lehman Brothers Intermediate U.S. Government Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. You cannot invest directly in an index.

(3)   Portfolio holdings and characteristics are subject to change.

(4) The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

(5)   The average credit quality is compiled from ratings from Standard &
      Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

PERFORMANCE HIGHLIGHTS                                  WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                 Including Sales Charge               Excluding Sales Charge
                                                            ---------------------------------    ---------------------------------
                                                            6-Month*  1-Year  5-Year  10-Year    6-Month*  1-Year  5-Year  10-Year
Wells Fargo Intermediate Government
  Income Fund - Class A                                      (2.29)   (2.62)   4.86    5.76        2.32     1.96    5.83    6.24

Wells Fargo Intermediate Government
  Income Fund - Class B                                      (3.16)   (3.81)   4.70    5.44        1.84     1.19    5.03    5.44

Wells Fargo Intermediate Government
  Income Fund - Class C                                       0.94     0.18    5.04    5.44        1.94     1.18    5.04    5.44

Wells Fargo Intermediate Government
  Income Fund - Institutional Class                                                                2.37     2.23    6.10    6.38

Benchmark

  Lehman Brothers Intermediate U.S. Government Index(2)                                            2.19     2.57    6.39    6.73

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGES FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

      Portfolio Turnover(4)                                                 114%

      Average Credit Quality(5)                                              AAA

      Weighted Average Coupon                                              4.70%

      Estimated Weighted Average Life                                 5.40 years

      Estimated Average Duration                                      3.46 years

      Net Asset Value (NAV) (Class A, B, C, I)   $10.98, $10.96, $10.94 , $10.97

      Distribution Rate(6) (Class A, B, C, I)         3.73%, 3.16%, 3.17%, 4.16%

      30-Day SEC Yield(7) (Class A, B, C, I)          3.20%, 2.59%, 2.59%, 3.61%

PORTFOLIO ALLOCATION(3) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset-Backed Securities                           4%
Collateralized Mortgage Securities               10%
U.S. Treasury Bonds                               3%
U.S. Treasury Notes                              10%
U.S. Government Agencies                         69%
Variable/Floating Rate Bonds                      1%
Corporate Bonds                                   1%
Cash Equivalents                                  2%

GROWTH OF $10,000 INVESTMENT(8)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               Wells Fargo Intermediate   Wells Fargo Intermediate       Lehman Brothers
               Government Income Fund -   Government Income Fund -      Intermediate U.S.
                       Class A               Institutional Class        Government Index
 11/30/1994              9,550                     10,000                    10,000
 12/31/1994              9,584                     10,036                    10,033
  1/31/1995              9,700                     10,157                    10,196
  2/28/1995              9,906                     10,373                    10,392
  3/31/1995              9,969                     10,439                    10,450
  4/30/1995             10,090                     10,565                    10,571
  5/31/1995             10,365                     10,853                    10,869
  6/30/1995             10,439                     10,931                    10,938
  7/31/1995             10,406                     10,896                    10,943
  8/31/1995             10,485                     10,979                    11,034
  9/30/1995             10,547                     11,044                    11,108
 10/31/1995             10,655                     11,158                    11,229
 11/30/1995             10,790                     11,298                    11,366
 12/31/1995             10,902                     11,416                    11,479
  1/31/1996             10,989                     11,507                    11,575
  2/29/1996             10,851                     11,362                    11,453
  3/31/1996             10,779                     11,287                    11,401
  4/30/1996             10,741                     11,247                    11,367
  5/31/1996             10,719                     11,224                    11,361
  6/30/1996             10,813                     11,333                    11,477
  7/31/1996             10,847                     11,358                    11,513
  8/31/1996             10,823                     11,332                    11,526
  9/30/1996             10,983                     11,500                    11,675
 10/31/1996             11,191                     11,729                    11,866
 11/30/1996             11,370                     11,906                    12,009
 12/31/1996             11,244                     11,773                    11,945
  1/31/1997             11,289                     11,821                    11,990
  2/28/1997             11,284                     11,827                    12,010
  3/31/1997             11,167                     11,693                    11,942
  4/30/1997             11,314                     11,846                    12,076
  5/31/1997             11,402                     11,939                    12,170
  6/30/1997             11,511                     12,064                    12,275
  7/31/1997             11,829                     12,386                    12,501
  8/31/1997             11,708                     12,260                    12,453
  9/30/1997             11,888                     12,447                    12,589
 10/31/1997             12,074                     12,643                    12,735
 11/30/1997             12,112                     12,682                    12,763
 12/31/1997             12,224                     12,811                    12,867
  1/31/1998             12,425                     13,010                    13,035
  2/28/1998             12,370                     12,963                    13,021
  3/31/1998             12,400                     12,983                    13,062
  4/30/1998             12,446                     13,044                    13,124
  5/31/1998             12,564                     13,155                    13,214
  6/30/1998             12,669                     13,265                    13,303
  7/31/1998             12,692                     13,289                    13,355
  8/31/1998             12,980                     13,591                    13,607
  9/30/1998             13,418                     14,061                    13,925
 10/31/1998             13,358                     13,999                    13,948
 11/30/1998             13,335                     13,963                    13,905
 12/31/1998             13,404                     14,034                    13,959
  1/31/1999             13,453                     14,086                    14,021
  2/28/1999             13,150                     13,781                    13,829
  3/31/1999             13,239                     13,861                    13,921
  4/30/1999             13,269                     13,894                    13,958
  5/31/1999             13,093                     13,721                    13,873
  6/30/1999             13,041                     13,667                    13,893
  7/31/1999             13,005                     13,629                    13,895
  8/31/1999             12,999                     13,610                    13,914
  9/30/1999             13,155                     13,774                    14,034
 10/31/1999             13,186                     13,793                    14,061
 11/30/1999             13,181                     13,801                    14,071
 12/31/1999             13,107                     13,724                    14,027
  1/31/2000             13,041                     13,657                    13,980
  2/29/2000             13,196                     13,823                    14,096
  3/31/2000             13,384                     14,023                    14,257
  4/30/2000             13,349                     13,989                    14,251
  5/31/2000             13,344                     13,987                    14,289
  6/30/2000             13,586                     14,245                    14,516
  7/31/2000             13,692                     14,359                    14,612
  8/31/2000             13,884                     14,564                    14,776
  9/30/2000             13,940                     14,626                    14,904
 10/31/2000             14,049                     14,743                    15,007
 11/30/2000             14,299                     15,009                    15,228
 12/31/2000             14,551                     15,292                    15,496
  1/31/2001             14,686                     15,437                    15,702
  2/28/2001             14,834                     15,595                    15,846
  3/31/2001             14,896                     15,651                    15,960
  4/30/2001             14,766                     15,517                    15,909
  5/31/2001             14,804                     15,561                    15,974
  6/30/2001             14,861                     15,624                    16,026
  7/31/2001             15,184                     15,982                    16,325
  8/31/2001             15,369                     16,166                    16,470
  9/30/2001             15,640                     16,455                    16,821
 10/31/2001             15,985                     16,837                    17,084
 11/30/2001             15,662                     16,486                    16,880
 12/31/2001             15,511                     16,346                    16,799
  1/31/2002             15,613                     16,457                    16,872
  2/28/2002             15,779                     16,620                    17,010
  3/31/2002             15,454                     16,281                    16,753
  4/30/2002             15,768                     16,631                    17,066
  5/31/2002             15,890                     16,749                    17,186
  6/30/2002             16,073                     16,944                    17,401
  7/31/2002             16,347                     17,250                    17,729
  8/31/2002             16,608                     17,512                    17,931
  9/30/2002             16,893                     17,813                    18,239
 10/31/2002             16,814                     17,747                    18,227
 11/30/2002             16,701                     17,634                    18,083
 12/31/2002             17,008                     17,964                    18,417
  1/31/2003             16,971                     17,917                    18,376
  2/28/2003             17,182                     18,149                    18,584
  3/31/2003             17,126                     18,094                    18,587
  4/30/2003             17,193                     18,172                    18,640
  5/31/2003             17,471                     18,457                    18,932
  6/30/2003             17,425                     18,412                    18,902
  7/31/2003             16,880                     17,855                    18,443
  8/31/2003             16,950                     17,933                    18,476
  9/30/2003             17,305                     18,297                    18,877
 10/31/2003             17,154                     18,140                    18,692
 11/30/2003             17,164                     18,154                    18,694
 12/31/2003             17,282                     18,301                    18,840
  1/31/2004             17,370                     18,381                    18,941
  2/29/2004             17,522                     18,546                    19,121
  3/31/2004             17,616                     18,649                    19,255
  4/30/2004             17,209                     18,222                    18,824
  5/31/2004             17,104                     18,131                    18,764
  6/30/2004             17,175                     18,193                    18,810
  7/31/2004             17,259                     18,303                    18,946
  8/31/2004             17,502                     18,565                    19,226
  9/30/2004             17,527                     18,580                    19,234
 10/31/2004             17,636                     18,699                    19,351
 11/30/2004             17,501                     18,560                    19,171

--------------------------------------------------------------------------------

(7) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(8) The chart compares the performance of the Wells Fargo Intermediate Government Income Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Intermediate U.S. Government Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO INCOME FUNDS                                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO LIMITED-TERM GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Limited-Term Government Income Fund (the Fund) seeks current income while preserving capital.

ADVISER                                             SUB-ADVISER
    Wells Fargo Funds Management, LLC                   Wells Capital Management
                                                         Incorporated

FUND MANAGER                                        INCEPTION DATE
    Robert N. Daviduk, CFA                              10/27/93

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 1.78%(1) for the six-month period ended November 30, 2004, excluding sales charges. The Fund outperformed its benchmark, the Lehman Brothers 1-5 Year U.S. Government Index(2), which returned 1.42% for the period. The Fund's Class A shares distributed $0.14 per share in dividend income and no capital gains during the period.

      Fixed-income sectors performed well during the period, with fixed-rate mortgage-backed securities posting the best excess returns (comprising 38% of the portfolio), followed by commercial mortgage-backed securities (7% of the portfolio), agency debentures (31% of the portfolio) and asset-backed securities (2% of the portfolio).

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's performance was positively impacted by strong demand and rising prices for high-quality assets (i.e. government securities such as mortgage-backed securities). We believe that low interest-rate volatility has provided a favorable backdrop to the mortgage sector, which is one of the factors that helped to drive prices higher. Contributors to positive performance included mortgage-backed securities, which had the best return.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We made a number of changes to the composition of the portfolio's holdings seeking to positively impact performance. All but one of the hybrid mortgage-backed securities were liquidated as their valuations improved slightly. We bought 30-year 5%, 5.5% and 6% mortgage-backed securities with the proceeds of the sales from the hybrid securities. The Fund's duration was moved from short to neutral relative to its benchmark. Late in the quarter, we sold some of our 5.5% coupon 30-year mortgage-backed securities and purchased a 5% position in collateralized mortgage obligations that had become attractively priced. We also started to purchase Fannie Mae delegated underwriting and servicing paper that provides a yield premium over debentures and comes with the Fannie Mae guarantee.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Federal Reserve Board (the Fed) has stated its intent to continue to increase short-term interest rates, which could potentially continue to flatten the yield curve, hurting the performance of shorter-term fixed-income securities. Despite the fact that short-term rates are likely to move higher, we believe that 30-year mortgage-backed securities could outperform 15-year and hybrid mortgage-backed securities, due to a significant reduction in supply. As long as the Fed stays on a measured pace in raising rates, we believe non-Treasury securities could continue to perform well.

      In April 2005, the Fund is scheduled to merge with the WELLS FARGO MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND(SM). We believe that this may offer the potential for better performance opportunities going forward.

      THE U.S. GOVERNMENT DOES NOT GUARANTEE THE MARKET VALUE OR CURRENT YIELD OF ITS OBLIGATIONS. NOT ALL U.S. GOVERNMENT OBLIGATIONS ARE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT.

--------------------------------------------------------------------------------

The views expressed are as of November 30, 2004, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Limited Term Government Income Fund.

(1) The Fund's Adviser has committed through September 30, 2005, to waive fees and or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Limited Term Government Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Short-Intermediate U.S. Government Income Fund (the accounting survivor of a merger of the Stagecoach Fund and the Norwest Advantage Limited Term Government Income Fund at the close of business November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. Performance shown for the Class B shares of the Fund for periods prior to June 15, 1998, reflects the performance of the Fund's Class A shares, adjusted to reflect Class B sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to September 6, 1996, reflects the performance of the Class A shares of the Fund, adjusted to reflect Institutional Class expenses.

(2) The Lehman Brothers 1-5 Year Government Bond Index is composed of all publicly issued, non-convertible domestic debt of the U.S. Government and its agencies. The Index also includes corporate debt guaranteed by the U.S. Government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 4.9 years are included. You cannot invest directly in an index.

(3)   Portfolio holdings and characteristics are subject to change.

(4) The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

(5)   The average credit quality is compiled from ratings from Standard &
      Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

PERFORMANCE HIGHLIGHTS                                  WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                    Including Sales Charge              Excluding Sales Charge
                                                               ---------------------------------   ---------------------------------
                                                               6-Month*  1-Year  5-Year  10-Year   6-Month*  1-Year  5-Year  10-Year
 Wells Fargo Limited Term Government
  Income Fund - Class A                                         (2.79)   (3.17)   4.10    5.19       1.78     1.40    5.05    5.67

 Wells Fargo Limited Term Government
  Income Fund - Class B                                         (3.60)   (4.36)   3.93    4.94       1.40     0.64    4.27    4.94

 Wells Fargo Limited Term Government
  Income Fund - Institutional Class                                                                  1.95     1.80    5.36    5.85

Benchmarks

  Lehman Brothers 1-5 Year U.S. Government Index(2)                                                  1.42     1.93    5.69    6.24

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SHOWN SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

      Portfolio Turnover(4)                                                 115%

      Average Credit Quality(5)                                              AAA

      Weighted Average Coupon                                              4.43%

      Estimated Weighted Average Life                                 5.30 years

      Estimated Average Duration                                      3.11 years

      Net Asset Value (NAV) (Class A, B, I)                $10.05, $10.05, $9.86

      Distribution Rate(6) (Class A, B, I)                   3.02%, 2.41%, 3.49%

      30-Day SEC Yield(7) (Class A, B, I)                    3.14%, 2.53%, 3.55%

PORTFOLIO ALLOCATION(3) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset-Backed Securities                           4%
Collateralized Mortgage Securities                9%
U.S. Treasury Notes                              10%
U.S. Government Agencies                         72%
Cash Equivalents                                  2%
Variable/Floating Rate Bonds                      1%
Corporate Bonds                                   2%

GROWTH OF $10,000 INVESTMENT(8)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               Wells Fargo Limited Term   Wells Fargo Limited Term
               Government Income Fund -   Government Income Fund -        Lehman Brothers 1-5 year US
                        Class A             Institutional Class                Government Index
  11/30/1994             9,550                     10,000                            10,000
  12/31/1994             9,591                     10,040                            10,022
   1/31/1995             9,742                     10,198                            10,174
   2/28/1995             9,919                     10,384                            10,346
   3/31/1995             9,971                     10,438                            10,404
   4/30/1995            10,056                     10,527                            10,511
   5/31/1995            10,282                     10,764                            10,751
   6/30/1995            10,343                     10,827                            10,814
   7/31/1995            10,346                     10,830                            10,839
   8/31/1995            10,415                     10,903                            10,914
   9/30/1995            10,476                     10,967                            10,975
  10/31/1995            10,578                     11,073                            11,080
  11/30/1995            10,691                     11,192                            11,195
  12/31/1995            10,806                     11,312                            11,291
   1/31/1996            10,900                     11,410                            11,392
   2/29/1996            10,806                     11,312                            11,315
   3/31/1996            10,743                     11,246                            11,281
   4/30/1996            10,701                     11,202                            11,272
   5/31/1996            10,677                     11,176                            11,280
   6/30/1996            10,777                     11,282                            11,377
   7/31/1996            10,806                     11,311                            11,418
   8/31/1996            10,804                     11,310                            11,447
   9/30/1996            10,951                     11,455                            11,571
  10/31/1996            11,089                     11,601                            11,730
  11/30/1996            11,246                     11,767                            11,839
  12/31/1996            11,196                     11,714                            11,810
   1/31/1997            11,268                     11,789                            11,864
   2/28/1997            11,308                     11,831                            11,886
   3/31/1997            11,233                     11,751                            11,851
   4/30/1997            11,362                     11,900                            11,965
   5/31/1997            11,436                     11,979                            12,051
   6/30/1997            11,529                     12,078                            12,144
   7/31/1997            11,743                     12,293                            12,319
   8/31/1997            11,687                     12,233                            12,305
   9/30/1997            11,805                     12,358                            12,416
  10/31/1997            11,929                     12,490                            12,533
  11/30/1997            11,949                     12,512                            12,557
  12/31/1997            12,044                     12,613                            12,651
   1/31/1998            12,207                     12,790                            12,796
   2/28/1998            12,182                     12,763                            12,793
   3/31/1998            12,209                     12,791                            12,837
   4/30/1998            12,262                     12,847                            12,899
   5/31/1998            12,354                     12,945                            12,976
   6/30/1998            12,397                     12,990                            13,050
   7/31/1998            12,450                     13,046                            13,106
   8/31/1998            12,671                     13,281                            13,307
   9/30/1998            12,993                     13,625                            13,549
  10/31/1998            12,955                     13,584                            13,602
  11/30/1998            12,924                     13,550                            13,572
  12/31/1998            12,960                     13,587                            13,618
   1/31/1999            13,033                     13,665                            13,677
   2/28/1999            12,806                     13,422                            13,562
   3/31/1999            12,894                     13,515                            13,656
   4/30/1999            12,933                     13,556                            13,695
   5/31/1999            12,806                     13,434                            13,651
   6/30/1999            12,815                     13,429                            13,689
   7/31/1999            12,780                     13,405                            13,711
   8/31/1999            12,773                     13,397                            13,745
   9/30/1999            12,925                     13,545                            13,848
  10/31/1999            12,952                     13,576                            13,880
  11/30/1999            12,958                     13,599                            13,898
  12/31/1999            12,924                     13,564                            13,885
   1/31/2000            12,849                     13,486                            13,857
   2/29/2000            12,950                     13,596                            13,962
   3/31/2000            13,067                     13,723                            14,073
   4/30/2000            13,074                     13,732                            14,091
   5/31/2000            13,082                     13,743                            14,138
   6/30/2000            13,269                     13,945                            14,323
   7/31/2000            13,350                     14,034                            14,416
   8/31/2000            13,501                     14,197                            14,547
   9/30/2000            13,608                     14,315                            14,674
  10/31/2000            13,677                     14,390                            14,761
  11/30/2000            13,857                     14,586                            14,931
  12/31/2000            14,084                     14,831                            15,148
   1/31/2001            14,254                     15,000                            15,355
   2/28/2001            14,349                     15,104                            15,471
   3/31/2001            14,433                     15,196                            15,593
   4/30/2001            14,385                     15,147                            15,604
   5/31/2001            14,440                     15,208                            15,681
   6/30/2001            14,470                     15,259                            15,734
   7/31/2001            14,737                     15,532                            15,964
   8/31/2001            14,856                     15,662                            16,083
   9/30/2001            15,136                     15,966                            16,397
  10/31/2001            15,371                     16,221                            16,593
  11/30/2001            15,171                     16,008                            16,484
  12/31/2001            15,075                     15,924                            16,457
   1/31/2002            15,129                     15,985                            16,510
   2/28/2002            15,289                     16,143                            16,617
   3/31/2002            15,043                     15,897                            16,444
   4/30/2002            15,296                     16,156                            16,691
   5/31/2002            15,413                     16,285                            16,784
   6/30/2002            15,561                     16,446                            16,960
   7/31/2002            15,784                     16,689                            17,224
   8/31/2002            15,927                     16,831                            17,346
   9/30/2002            16,083                     17,019                            17,555
  10/31/2002            16,085                     17,023                            17,584
  11/30/2002            16,004                     16,921                            17,488
  12/31/2002            16,241                     17,196                            17,723
   1/31/2003            16,209                     17,166                            17,707
   2/28/2003            16,363                     17,318                            17,835
   3/31/2003            16,342                     17,316                            17,862
   4/30/2003            16,413                     17,380                            17,903
   5/31/2003            16,563                     17,546                            18,061
   6/30/2003            16,535                     17,519                            18,068
   7/31/2003            16,186                     17,147                            17,829
   8/31/2003            16,212                     17,178                            17,838
   9/30/2003            16,410                     17,413                            18,108
  10/31/2003            16,339                     17,323                            17,988
  11/30/2003            16,352                     17,341                            17,979
  12/31/2003            16,448                     17,466                            18,107
   1/31/2004            16,513                     17,523                            18,172
   2/29/2004            16,627                     17,650                            18,307
   3/31/2004            16,696                     17,729                            18,400
   4/30/2004            16,372                     17,382                            18,107
   5/31/2004            16,292                     17,316                            18,069
   6/30/2004            16,323                     17,354                            18,089
   7/31/2004            16,405                     17,447                            18,185
   8/31/2004            16,605                     17,650                            18,381
   9/30/2004            16,612                     17,662                            18,374
  10/31/2004            16,703                     17,764                            18,459
  11/30/2004            16,581                     17,654                            18,326

--------------------------------------------------------------------------------

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(8) The chart compares the performance of the Wells Fargo Limited Term Government Income Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers 1-5 Year U.S. Government Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO INCOME FUNDS                                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND (the Fund) seeks current income consistent with capital preservation.

ADVISER                                             SUB-ADVISER
    Wells Fargo Funds Management, LLC                   Wells Capital Management
                                                         Incorporated

FUND MANAGERS                                       INCEPTION DATE
    Marie Chandoha                                      12/18/92
    William Stevens
    Thomas O'Connor, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.98%(1) for the six-month period ended November 30, 2004, excluding sales charges. The Fund outperformed its benchmark, the Lehman Brothers 1-3 Year Government Bond Index(2), which returned 0.91 % for the period. The Fund's Class A shares distributed $0.14 per share in dividend income and no capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Security and sector selection were the primary factors that affected the Fund's performance during the period, contributing to the Fund's high turnover. Opportunities to trade dislocations between pass-through securities and commercial mortgage obligations (CMOs) versus U.S. Treasuries helped the Fund's performance. Our overweighted exposure to the mortgage sector versus our underweighted exposure to U.S. Treasuries and agencies was also beneficial as mortgages posted 1.48% returns over the past six-months. One detractor from the Fund's performance was managing the interest rate risk of the mortgage portfolio as interest rates approached new lows during August and September of 2004.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Over the period, shorter-duration agencies outperformed other fixed-income securities. We used the strength in the agency sector to shift from an overweighted exposure to an underweighted exposure as we found better opportunities in short-duration CMOs, asset-backed and commercial mortgage-backed securities. During November of 2004, we sold short-duration, AAA-rated credit card asset-backed and 2-year agency securities at attractive relative spread levels and added a 2% position in short duration AAA-rated commercial mortgage-backed securities. We maintained an overweighted exposure to the mortgage sector versus an underweighted exposure to agencies and U.S. Treasuries.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the Federal Reserve Board (the Fed) will continue to raise interest rates going into 2005, since gross domestic product and employment growth appear to be on track and there are moderate signs of inflation. We believe that U.S. Treasury rates may increase modestly in this environment.

      Our mortgage security selection continues to focus on conservative instruments that may perform well in a broad range of interest rate scenarios. In particular, the majority of our mortgage positions remain in well-structured, short-duration CMOs and a portion in 7-year, 5% balloon mortgages that we believe look attractive on a risk versus reward basis. We remain overweighted in the mortgage sector versus underweighted in agencies and U.S. Treasuries. We see potential opportunities to add performance to the portfolio through relative value trades, which is where we continue to focus.
--------------------------------------------------------------------------------

The views expressed are as of November 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND.

(1) The Fund's Adviser has committed through September 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B, Class C and Institutional Class shares of the WELLS FARGO MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND for periods prior to June 9, 2003, reflects performance of the Class A, Class B, Class C and Class R shares, respectively, of the Montgomery Short Duration Government Bond Fund (the accounting survivor of a merger of the Montgomery Short Duration Government Bond Fund and the Wells Fargo Montgomery Short Duration Government Bond Fund), its predecessor fund, adjusted to reflect applicable sales charges. Effective at the close of business on June 6, 2003, certain of the Montgomery Funds were reorganized into certain of the WELLS FARGO FUNDS.

      Performance shown for the Class A shares of the Fund prior to March 11, 1996, reflects the performance of the predecessor fund's Class R shares, adjusted to reflect the Class's fees and expenses. Performance shown for Class B and Class C shares of the Fund prior to November 30, 2002, reflects the performance of the predecessor fund's Class R shares, adjusted to reflect each Class's fees and expenses. Performance shown for the Institutional Class shares of the Fund prior to June 9, 2003, reflects the performance of the predecessor fund's Class R shares.

(2) The Lehman Brothers 1-3 Year Government Bond Index is composed of publicly issued, non-convertible domestic debt of the U.S. Government and its agencies. The Index also includes corporate debt guaranteed by the U.S. Government. Only notes and bonds with maturities between one year and
      2.9 years are included in the Index. You cannot invest directly in an index.

(3)   Portfolio holdings and characteristics are subject to change.

(4) The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

(5)   The average credit quality is compiled from ratings from Standard &
      Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

PERFORMANCE HIGHLIGHTS                                  WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                              Including Sales Charge                Excluding Sales Charge
                                                         ---------------------------------     ---------------------------------
                                                         6-Month*  1-Year  5-Year  10-Year     6-Month*  1-Year  5-Year  10-Year
Wells Fargo Montgomery Short Duration
  Government Bond Fund - Class A                          (2.05)   (1.41)   4.19    5.31         0.98     1.64    4.83    5.64

Wells Fargo Montgomery Short Duration
  Government Bond Fund - Class B                          (2.30)   (2.12)   4.32    5.40         0.70     0.88    4.32    5.40

Wells Fargo Montgomery Short Duration
  Government Bond Fund - Class C                          (0.40)   (0.22)   4.31    5.39         0.60     0.78    4.31    5.39

Wells Fargo Montgomery Short Duration
  Government Bond Fund - Institutional Class                                                     1.12     1.84    5.10    5.92

Benchmark

  Lehman Brothers 1-3 Year Government Bond Index(2)                                              0.91     1.45    5.09    5.79

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 3.00%. THE MAXIMUM CDSC FOR CLASS C SHARES IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

      Portfolio Turnover(4)                                                 120%

      Average Credit Quality(5)                                              AAA

      Weighted Average Coupon                                              3.68%

      Estimated Weighted Average Life                                 1.94 years

      Estimated Average Duration                                      1.82 years

      Net Asset Value (NAV) (Class A, B, C, I)    $10.09, $10.10, $10.10, $10.10

      Distribution Rate(6) (Class A, B, C, I)         2.82%, 2.15%, 2.15%, 3.15%

      30-Day SEC Yield(7) (Class A, B, C, I)          2.38%, 1.71%, 1.71%, 2.71%

PORTFOLIO ALLOCATION(3) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Collateralized Mortgage Securities                2%
U.S. Government Agencies                         52%
U.S. Treasury Notes                              35%
Asset-Backed Securities                           6%
Repurchase Agreement                              5%

GROWTH OF $10,000 INVESTMENT(8)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               WF Montgomery Short Duration   WF Montgomery Short Duration
                  Government Bond Fund -         Government Bond Fund -      Lehman Brothers 1-3 Year
                         Class A                  Institutional Class          Government Bond Index
 11/30/1994                9,700                         10,000                       10,000
 12/31/1994                9,733                         10,036                       10,019
  1/31/1995                9,867                         10,177                       10,156
  2/28/1995               10,001                         10,317                       10,294
  3/31/1995               10,056                         10,376                       10,352
  4/30/1995               10,140                         10,464                       10,444
  5/31/1995               10,318                         10,650                       10,623
  6/30/1995               10,381                         10,718                       10,680
  7/31/1995               10,402                         10,742                       10,723
  8/31/1995               10,474                         10,818                       10,786
  9/30/1995               10,545                         10,894                       10,839
 10/31/1995               10,619                         10,972                       10,929
 11/30/1995               10,733                         11,093                       11,022
 12/31/1995               10,826                         11,191                       11,105
  1/31/1996               10,906                         11,277                       11,199
  2/29/1996               10,855                         11,226                       11,156
  3/31/1996               10,835                         11,225                       11,148
  4/30/1996               10,830                         11,222                       11,158
  5/31/1996               10,837                         11,232                       11,183
  6/30/1996               10,932                         11,333                       11,265
  7/31/1996               10,974                         11,378                       11,308
  8/31/1996               11,006                         11,412                       11,350
  9/30/1996               11,118                         11,515                       11,453
 10/31/1996               11,266                         11,664                       11,582
 11/30/1996               11,379                         11,780                       11,668
 12/31/1996               11,364                         11,766                       11,670
  1/31/1997               11,406                         11,824                       11,725
  2/28/1997               11,434                         11,844                       11,754
  3/31/1997               11,397                         11,819                       11,745
  4/30/1997               11,507                         11,924                       11,841
  5/31/1997               11,574                         12,008                       11,923
  6/30/1997               11,663                         12,103                       12,005
  7/31/1997               11,799                         12,258                       12,136
  8/31/1997               11,806                         12,256                       12,149
  9/30/1997               11,870                         12,362                       12,241
 10/31/1997               11,959                         12,470                       12,332
 11/30/1997               12,001                         12,503                       12,363
 12/31/1997               12,066                         12,586                       12,446
  1/31/1998               12,244                         12,721                       12,565
  2/28/1998               12,253                         12,731                       12,576
  3/31/1998               12,301                         12,783                       12,625
  4/30/1998               12,362                         12,849                       12,686
  5/31/1998               12,447                         12,940                       12,754
  6/30/1998               12,519                         13,018                       12,819
  7/31/1998               12,573                         13,090                       12,879
  8/31/1998               12,737                         13,263                       13,036
  9/30/1998               12,913                         13,435                       13,211
 10/31/1998               12,939                         13,478                       13,276
 11/30/1998               12,900                         13,454                       13,262
 12/31/1998               12,968                         13,514                       13,313
  1/31/1999               13,010                         13,561                       13,364
  2/28/1999               12,961                         13,512                       13,304
  3/31/1999               13,041                         13,599                       13,394
  4/30/1999               13,082                         13,657                       13,436
  5/31/1999               13,021                         13,597                       13,427
  6/30/1999               13,079                         13,646                       13,466
  7/31/1999               13,110                         13,682                       13,508
  8/31/1999               13,103                         13,691                       13,545
  9/30/1999               13,202                         13,784                       13,633
 10/31/1999               13,237                         13,837                       13,670
 11/30/1999               13,260                         13,863                       13,697
 12/31/1999               13,268                         13,861                       13,709
  1/31/2000               13,250                         13,845                       13,706
  2/29/2000               13,324                         13,925                       13,799
  3/31/2000               13,415                         14,024                       13,882
  4/30/2000               13,452                         14,065                       13,917
  5/31/2000               13,504                         14,123                       13,968
  6/30/2000               13,626                         14,268                       14,119
  7/31/2000               13,707                         14,356                       14,210
  8/31/2000               13,816                         14,472                       14,318
  9/30/2000               13,937                         14,602                       14,430
 10/31/2000               14,004                         14,661                       14,508
 11/30/2000               14,142                         14,808                       14,649
 12/31/2000               14,307                         14,984                       14,829
  1/31/2001               14,472                         15,175                       15,025
  2/28/2001               14,562                         15,273                       15,122
  3/31/2001               14,669                         15,388                       15,244
  4/30/2001               14,716                         15,425                       15,288
  5/31/2001               14,794                         15,525                       15,372
  6/30/2001               14,842                         15,564                       15,428
  7/31/2001               15,007                         15,740                       15,608
  8/31/2001               15,100                         15,856                       15,707
  9/30/2001               15,338                         16,109                       15,970
 10/31/2001               15,501                         16,283                       16,129
 11/30/2001               15,409                         16,189                       16,085
 12/31/2001               15,387                         16,155                       16,094
  1/31/2002               15,459                         16,250                       16,133
  2/28/2002               15,546                         16,344                       16,214
  3/31/2002               15,439                         16,219                       16,097
  4/30/2002               15,615                         16,408                       16,293
  5/31/2002               15,683                         16,499                       16,357
  6/30/2002               15,800                         16,624                       16,503
  7/31/2002               15,986                         16,808                       16,702
  8/31/2002               16,050                         16,895                       16,770
  9/30/2002               16,204                         17,045                       16,905
 10/31/2002               16,220                         17,082                       16,947
 11/30/2002               16,158                         17,022                       16,899
 12/31/2002               16,310                         17,170                       17,062
  1/31/2003               16,333                         17,201                       17,064
  2/28/2003               16,439                         17,319                       17,142
  3/31/2003               16,452                         17,338                       17,176
  4/30/2003               16,482                         17,377                       17,211
  5/31/2003               16,554                         17,459                       17,281
  6/30/2003               16,540                         17,468                       17,308
  7/31/2003               16,340                         17,260                       17,196
  8/31/2003               16,409                         17,321                       17,203
  9/30/2003               16,589                         17,516                       17,377
 10/31/2003               16,532                         17,477                       17,306
 11/30/2003               16,512                         17,460                       17,302
 12/31/2003               16,623                         17,564                       17,404
  1/31/2004               16,680                         17,629                       17,446
  2/29/2004               16,757                         17,731                       17,537
  3/31/2004               16,834                         17,800                       17,595
  4/30/2004               16,644                         17,621                       17,417
  5/31/2004               16,621                         17,584                       17,396
  6/30/2004               16,613                         17,597                       17,398
  7/31/2004               16,705                         17,682                       17,467
  8/31/2004               16,828                         17,816                       17,595
  9/30/2004               16,819                         17,810                       17,581
 10/31/2004               16,876                         17,875                       17,641
 11/30/2004               16,784                         17,781                       17,554

--------------------------------------------------------------------------------

(8) The chart compares the performance of the WELLS FARGO MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers 1-3 Year Government Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 3.00%.

WELLS FARGO INCOME FUNDS                                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND (the Fund) seeks total return consisting of both income and capital appreciation.

ADVISER                                             SUB-ADVISER
    Wells Fargo Funds Management, LLC                   Wells Capital Management
                                                         Incorporated

FUND MANAGERS                                       INCEPTION DATE
    William Stevens                                     6/30/97
    Marie Chandoha
    Thomas O'Connor, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 3.48%,(1) excluding sales charges, for the six-month period ended November 30, 2004, underperforming its benchmark, the Lehman Brothers Aggregate Bond Index(2), which returned 3.82% for the same period. The Fund's Class A shares distributed $0.21 in dividend income and no capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Security selection was the primary factor that affected the Fund's performance. As usual, we focused on finding dislocations in the market and value investing, which contributed to the Fund's higher turnover. In corporate bonds, positive contributors to performance included: Tyco, Cox, Centerpoint Energy, Kerr-McGee and Sprint. Having no exposure to the airline and auto parts sectors benefited the Fund. We held no insurance holdings when the news of an insurance industry probe broke, targeting Marsh & McLennan and other insurers. However, we selectively added some insurance names at wider levels, including Marsh & McLennan, Metropolitan Life, Allstate, AIG and Hartford. The Fund's overweighted exposure in the energy and REIT sectors also contributed to performance as both sectors did well over the six months. In the mortgage sector, we found opportunity to add value to the portfolio by taking advantage of dislocations between commercial mortgage originations (CMOs) planned amortization class (PACs) and pass-through securities. We had success buying and selling Ginnie Mae-backed CMOs as well as shorter duration balloon pools (final payments) of mortgages over the last six-month period.

      We held significant positions of balloons and 20-year mortgages, which underperformed 30-year mortgages. Since the 30-year mortgage component is a major component of the benchmark and we were underweighted in that component, the Portfolio underperformed relative to the benchmark. In addition, not being in lower quality Commercial Mortgage Backed Securities (CMBS) and mobile home paper detracted from performance in structured products. Last, our positions in cable/media, notably Cox, Liberty, and Time Warner Entertainment, detracted from performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We transitioned our mortgage portfolio to have better risk characteristics than its benchmark. In corporate bonds, we have been overweighted in the sector, but have been quick to sell bonds that have become too expensive. We maintained a neutral exposure to agencies and remained underweighted in U.S. Treasuries. Toward the end of the period, we scaled back our positions in AAA-rated commercial mortgage-backed securities as this sector lagged the strong performance in select mortgages and bank paper in the corporate market. We maintained the Fund's duration and yield curve positioning close to the benchmark for most of the period.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We expect the Federal Reserve Board to continue to raise interest rates going into 2005, since gross domestic product and employment growth appear to be on track and there are moderate signs of inflation. We expect U.S. Treasury rates to increase modestly in this kind of environment.

      At the end of the period, we believe that fixed-income sectors appear to be expensive. Despite this environment, we see potential opportunities to possibly add performance to the Fund through relative value trades, which is where we remain focused.

      INVESTING IN FOREIGN DEBT OBLIGATIONS ENTAILS ADDITIONAL RISKS, INCLUDING THOSE RELATED TO REGULATORY, MARKET OR ECONOMIC DEVELOPMENTS, FOREIGN TAXATION AND LESS STRINGENT INVESTOR PROTECTION AND DISCLOSURE STANDARDS.

--------------------------------------------------------------------------------

The views expressed are as of November 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND.

(1) The Fund's Adviser has committed through September 30, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B, Class C, Institutional Class and Select Class shares of the WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND for periods prior to June 9, 2003, reflects the performance of the Class A, Class B, Class C, Class R and I-Class shares, respectively, of the Montgomery Total Return Bond Fund (the accounting survivor of a merger of the Montgomery Total Return Bond Fund and the Wells Fargo Montgomery Total Return Bond Fund), its predecessor fund, adjusted to reflect applicable sales charges. Effective at the close of business on June 6, 2003, certain Montgomery Funds were reorganized into certain of the WELLS FARGO FUNDS. Performance for the Class A, Class B and Class C shares of the Fund for periods prior to October 31, 2001, reflects the performance of the predecessor fund's Class R shares, adjusted to reflect each Class's fees and expenses. Performance shown for the Select Class shares of the Fund for periods prior to October 31, 2001, reflects the performance of the predecessor fund's Class R shares, and includes expenses that are not applicable to the Select Class shares. Performance shown for the Institutional Class shares of the Fund for periods prior to June 9, 2003, reflects the performance of the predecessor fund's Class R shares.

(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

(3)   Portfolio holdings and characteristics are subject to change.

(4) The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

(5)   The average credit quality is compiled from ratings from Standard &
      Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

PERFORMANCE HIGHLIGHTS                                  WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                             Including Sales Charge                  Excluding Sales Charge
                                                    --------------------------------------   ---------------------------------------
                                                    6-Month*  1-Year  5-Year  Life of Fund   6-Month*  1-Year  5-Year  Life of Fund
WELLS FARGO MONTGOMERY TOTAL RETURN
  BOND FUND - Class A                                (1.17)   (0.50)   6.57       6.34         3.48     4.19    7.56       7.00

WELLS FARGO MONTGOMERY TOTAL RETURN
  BOND FUND - Class B                                (1.90)   (1.67)   6.71       6.67         3.10     3.33    7.01       6.67

WELLS FARGO MONTGOMERY TOTAL RETURN
  BOND FUND - Class C                                 2.20     2.43    6.92       6.57         3.20     3.43    6.92       6.57

WELLS FARGO MONTGOMERY TOTAL RETURN
  BOND FUND - Institutional Class                                                              3.66     4.49    7.66       7.14

WELLS FARGO MONTGOMERY TOTAL RETURN
  BOND FUND - Select Class                                                                     3.80     4.70    7.80       7.23

Benchmark

  Lehman Brothers Aggregate Bond Index(2)                                                      3.82     4.44    7.41       6.96

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL CLASS AND SELECT CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

      Portfolio Turnover(4)                                                 297%

      Average Credit Quality(5)                                               AA

      Weighted Average Coupon                                              5.01%

      Estimated Weighted Average Life                                 6.25 years

      Estimated Average Duration                                      4.44 years

      Net Asset Value (NAV)
        (Class A, B, C, I and Select)     $12.54, $12.56, $12.49, $12.33, $12.33

      Distribution Rate(6)
        (Class A, B, C, I and Select)          3.10%, 2.48%, 2.50%, 3.51%, 3.80%

      30-Day SEC Yield(7)
        (Class A, B, C, I and Select)          3.14%, 2.53%, 2.53%, 3.50%, 3.77%

PORTFOLIO ALLOCATION(3) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Government Agencies                         46%
Corporate Bonds                                  18%
Repurchase Agreements                             4%
U.S. Treasury Bonds                               5%
U.S. Treasury Notes                              14%
Asset-Backed Securities                           6%
Collateralized Mortgage Securities                5%
Foreign Government Bonds                          1%
Real Estate Investments                           1%

GROWTH OF $10,000 INVESTMENT(8)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               WF Montgomery Total Return      WF Montgomery Total Return       Lehman Brothers
                  Bond Fund - Class A       Bond Fund - Institutional Class   Aggregate Bond Index
 6/30/1997                9,550                          10,000                      10,000
 7/31/1997                9,812                          10,276                      10,270
 8/31/1997                9,715                          10,176                      10,182
 9/30/1997                9,864                          10,333                      10,332
10/31/1997               10,015                          10,493                      10,482
11/30/1997               10,061                          10,543                      10,530
12/31/1997               10,135                          10,622                      10,636
 1/31/1998               10,272                          10,768                      10,773
 2/28/1998               10,258                          10,755                      10,765
 3/31/1998               10,299                          10,800                      10,802
 4/30/1998               10,331                          10,835                      10,858
 5/31/1998               10,449                          10,960                      10,961
 6/30/1998               10,549                          11,067                      11,054
 7/31/1998               10,564                          11,085                      11,078
 8/31/1998               10,768                          11,300                      11,258
 9/30/1998               10,997                          11,543                      11,521
10/31/1998               10,910                          11,453                      11,461
11/30/1998               10,934                          11,480                      11,526
12/31/1998               10,997                          11,549                      11,560
 1/31/1999               11,070                          11,626                      11,643
 2/28/1999               10,880                          11,428                      11,440
 3/31/1999               10,965                          11,520                      11,503
 4/30/1999               10,985                          11,543                      11,539
 5/31/1999               10,894                          11,449                      11,438
 6/30/1999               10,866                          11,421                      11,402
 7/31/1999               10,840                          11,395                      11,353
 8/31/1999               10,839                          11,396                      11,348
 9/30/1999               10,943                          11,508                      11,479
10/31/1999               10,962                          11,529                      11,522
11/30/1999               10,960                          11,529                      11,521
12/31/1999               10,911                          11,480                      11,465
 1/31/2000               10,912                          11,482                      11,428
 2/29/2000               11,047                          11,627                      11,566
 3/31/2000               11,187                          11,775                      11,718
 4/30/2000               11,161                          11,750                      11,685
 5/31/2000               11,141                          11,730                      11,679
 6/30/2000               11,384                          11,988                      11,922
 7/31/2000               11,485                          12,097                      12,031
 8/31/2000               11,636                          12,258                      12,205
 9/30/2000               11,754                          12,384                      12,282
10/31/2000               11,785                          12,418                      12,363
11/30/2000               11,968                          12,614                      12,566
12/31/2000               12,204                          12,864                      12,800
 1/31/2001               12,377                          13,048                      13,010
 2/28/2001               12,482                          13,161                      13,123
 3/31/2001               12,561                          13,247                      13,188
 4/30/2001               12,490                          13,173                      13,133
 5/31/2001               12,570                          13,261                      13,212
 6/30/2001               12,619                          13,314                      13,262
 7/31/2001               12,912                          13,626                      13,559
 8/31/2001               13,043                          13,765                      13,715
 9/30/2001               13,226                          13,961                      13,876
10/31/2001               13,491                          14,243                      14,166
11/30/2001               13,270                          14,066                      13,970
12/31/2001               13,347                          13,984                      13,881
 1/31/2002               13,425                          14,116                      13,993
 2/28/2002               13,565                          14,255                      14,129
 3/31/2002               13,315                          13,991                      13,894
 4/30/2002               13,563                          14,258                      14,164
 5/31/2002               13,669                          14,371                      14,284
 6/30/2002               13,755                          14,463                      14,408
 7/31/2002               13,950                          14,661                      14,582
 8/31/2002               14,178                          14,908                      14,828
 9/30/2002               14,424                          15,173                      15,068
10/31/2002               14,340                          15,086                      14,999
11/30/2002               14,358                          15,109                      14,995
12/31/2002               14,656                          15,411                      15,305
 1/31/2003               14,683                          15,420                      15,318
 2/28/2003               14,899                          15,650                      15,530
 3/31/2003               14,866                          15,630                      15,518
 4/30/2003               15,003                          15,781                      15,646
 5/31/2003               15,315                          16,106                      15,937
 6/30/2003               15,262                          16,055                      15,905
 7/31/2003               14,735                          15,521                      15,371
 8/31/2003               14,863                          15,662                      15,472
 9/30/2003               15,265                          16,083                      15,882
10/31/2003               15,119                          15,929                      15,735
11/30/2003               15,144                          15,959                      15,773
12/31/2003               15,297                          16,126                      15,933
 1/31/2004               15,412                          16,253                      16,061
 2/29/2004               15,574                          16,429                      16,235
 3/31/2004               15,697                          16,550                      16,357
 4/30/2004               15,315                          16,157                      15,932
 5/31/2004               15,247                          16,087                      15,868
 6/30/2004               15,314                          16,162                      15,958
 7/31/2004               15,470                          16,332                      16,116
 8/31/2004               15,751                          16,637                      16,424
 9/30/2004               15,794                          16,673                      16,468
10/31/2004               15,912                          16,816                      16,607
11/30/2004               15,778                          16,675                      16,474

--------------------------------------------------------------------------------

(8) The chart compares the performance of the WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND CLASS A and Institutional Class shares for the life of the Fund with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum, initial sales charge of 4.50%.

WELLS FARGO INCOME FUNDS                                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO STABLE INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Stable Income Fund (the Fund) seeks stability of principal while providing lower volatility total return.

ADVISER                                             SUB-ADVISER
    Wells Fargo Funds Management, LLC                   Galliard Capital
                                                         Management, Inc.

FUND MANAGER                                        INCEPTION DATE
    Ajay Mirza, CFA                                     11/11/94
    Richard Merriam, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.77%(1) for the six-month period ended November 30, 2004, excluding sales charges. The Fund outperformed its benchmark, the Lehman Brothers Short Treasury 9-12 Months Index(2), which returned 0.56% during the same period. The Fund's Class A shares distributed $0.06 per share in dividend income and no capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the period, economic growth moderated due to higher energy prices, though economic fundamentals still remained intact for continued growth. The Federal Reserve Board (the Fed) raised its target federal funds rate by .25% in four subsequent meetings. As a result, the difference between short-term and long-term interest rates was minimal, flattening the bond yield curve over the six months. The yield on the three-month U.S. Treasury bill rose 1.16%, yielding 2.22%, while the yield on the ten-year U.S. Treasury note fell by .29%, yielding 4.35%. A significant portion of the Fund was invested in floating-rate securities, which provided higher income and contributed to the Fund's positive performance. Agencies, corporate bonds and asset-backed securities all had positive returns versus the Index, which also helped performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund continued to emphasize higher income producing securities, strategically diversified across all sectors of the fixed-income market. The Fund reinvested paydowns/maturities in U.S. Treasury securities, corporate bonds and mortgage-backed securities to maintain sector diversification. The Fund also added Euro dollar futures to maintain Fund duration. There were no significant changes to the portfolio's structure during the period. The majority of the Fund's purchases included mortgage-backed and other asset-backed securities that we believe are a good relative value.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that interest rates could continue to move higher over the next year if economic activity continues to grow and the Fed policy is more aggressive than current expectations. We believe that risk premiums may remain relatively stable over the next 12-months, but we also believe they may be volatile within that range. We continue to maintain an overweighted exposure in non-U.S. Treasury sectors given our income-based strategy. We believe that Fund performance could potentially benefit from a relatively stable difference between yields on securities. Opportunities may present themselves within each sub-sector of the fixed-income market over the coming month and we will actively position the Fund as we seek to take advantage of those potential opportunities. Specifically, we feel that the corporate market is less compelling given the narrowing between low and high prices on its securities, so we will manage our exposure selectively. We believe areas within the mortgage and asset-backed markets appear more compelling.

      INVESTING IN FOREIGN DEBT OBLIGATIONS ENTAILS ADDITIONAL RISKS, INCLUDING THOSE RELATED TO REGULATORY, MARKET OR ECONOMIC DEVELOPMENTS, FOREIGN TAXATION AND LESS STRINGENT INVESTOR PROTECTION AND DISCLOSURE STANDARDS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2004, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Stable Income Fund.

(1) The Fund's Adviser has committed through September 30, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Stable Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Stable Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. Performance shown for Class A shares for periods prior to May 2, 1996, reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class A sales charges and expenses. Performance shown for Class B shares for periods prior to May 17, 1996, reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class B sales charges and expenses. Performance shown for Class C shares for periods prior to June 30, 2003, reflects the performance of the Class A shares of the Fund, adjusted to reflect the Class C sales charges and expenses.

(2) The Lehman Brothers Short Treasury 9-12 Months Index is an unmanaged index of short-term U.S. Treasuries maturing in 9 to 12 months, including bills, notes and bonds. U.S. Treasuries are backed by the full faith and credit of the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value. The Fund invests in a wide range of securities, including those that are not reflected in the Lehman Brothers Short Treasury 9-12 Months Index or backed by the full faith and credit of the U.S. Government. You cannot invest directly in an index.

(3)   Portfolio characteristics are subject to change.

(4)   The average credit quality is compiled from ratings from Standard &
      Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

PERFORMANCE HIGHLIGHTS                                  WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                             Including Sales Charge                Excluding Sales Charge
                                                        ---------------------------------     ---------------------------------
                                                        6-Month*  1-Year  5-Year  10-Year     6-Month*  1-Year  5-Year  10-Year
Wells Fargo Stable Income Fund - Class A                 (1.24)   (0.89)   3.19    4.49         0.77     1.13    3.60    4.70

Wells Fargo Stable Income Fund - Class B                 (1.21)   (1.14)   2.82    3.91         0.29     0.36    2.82    3.91

Wells Fargo Stable Income Fund - Class C                 (0.61)   (0.62)   2.80    3.78         0.39     0.38    2.80    3.78

Wells Fargo Stable Income Fund - Institutional Class                                            0.91     1.41    3.84    4.82

Benchmark

  Lehman Brothers Short Treasury 9-12 Months Index(2)                                           0.56     1.09    3.57    4.89

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 2.00%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE FOR CLASS B SHARES IS 1.50%. THE MAXIMUM CDSC FOR CLASS C SHARES IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

      Portfolio Turnover                                                     26%

      Average Credit Quality(4)                                              AA+

      Weighted Average Coupon                                              2.48%

      Estimated Weighted Average Maturity                             2.28 years

      Estimated Average Duration                                      0.73 years

      Net Asset Value (NAV) (Class A, B, C, I)    $10.35, $10.33, $10.32, $10.35

      Distribution Rate(5) (Class A, B, C, I)         1.44%, 0.71%, 0.73%, 1.71%

      30-Day SEC Yield(6) (Class A, B, C, I)          1.87%, 1.16%, 1.16%, 2.16%

PORTFOLIO ALLOCATION(3),(7) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset-Backed Securities                          16%
Collateralized Mortgage Securities               19%
U.S. Treasury Notes                              10%
U.S. Government Agencies                         22%
Corporate Bonds                                  19%
Municipal  Bonds                                  7%
Variable/Floating Rate Bonds                      5%
Cash Equivalents                                  2%

GROWTH OF $10,000 INVESTMENT(8)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               Wells Fargo Stable Income        Wells Fargo Stable Income       Lehman Brothers Short Treasury
                    Fund - Class A             Fund - Institutional Class             9-12 Months Index
11/30/1994               9,800                           10,000                             10,000
12/31/1994               9,839                           10,040                             10,035
 1/31/1995               9,888                           10,090                             10,131
 2/28/1995               9,966                           10,169                             10,215
 3/31/1995              10,044                           10,249                             10,274
 4/30/1995              10,103                           10,309                             10,342
 5/31/1995              10,210                           10,419                             10,430
 6/30/1995              10,269                           10,479                             10,490
 7/31/1995              10,308                           10,518                             10,544
 8/31/1995              10,367                           10,578                             10,596
 9/30/1995              10,416                           10,628                             10,643
10/31/1995              10,474                           10,688                             10,705
11/30/1995              10,552                           10,768                             10,766
12/31/1995              10,619                           10,836                             10,832
 1/31/1996              10,691                           10,909                             10,900
 2/29/1996              10,691                           10,909                             10,919
 3/31/1996              10,722                           10,941                             10,955
 4/30/1996              10,749                           10,969                             10,995
 5/31/1996              10,785                           11,005                             11,038
 6/30/1996              10,846                           11,068                             11,099
 7/31/1996              10,903                           11,125                             11,144
 8/31/1996              10,941                           11,164                             11,199
 9/30/1996              11,023                           11,248                             11,272
10/31/1996              11,106                           11,332                             11,354
11/30/1996              11,168                           11,395                             11,413
12/31/1996              11,200                           11,428                             11,454
 1/31/1997              11,242                           11,472                             11,509
 2/28/1997              11,282                           11,512                             11,553
 3/31/1997              11,300                           11,531                             11,583
 4/30/1997              11,398                           11,631                             11,654
 5/31/1997              11,458                           11,692                             11,723
 6/30/1997              11,521                           11,756                             11,790
 7/31/1997              11,645                           11,883                             11,869
 8/31/1997              11,653                           11,891                             11,910
 9/30/1997              11,744                           11,983                             11,978
10/31/1997              11,829                           12,070                             12,044
11/30/1997              11,858                           12,088                             12,085
12/31/1997              11,923                           12,167                             12,149
 1/31/1998              12,011                           12,256                             12,229
 2/28/1998              12,052                           12,298                             12,263
 3/31/1998              12,089                           12,336                             12,322
 4/30/1998              12,146                           12,394                             12,380
 5/31/1998              12,189                           12,426                             12,437
 6/30/1998              12,245                           12,495                             12,497
 7/31/1998              12,306                           12,557                             12,557
 8/31/1998              12,408                           12,661                             12,649
 9/30/1998              12,511                           12,767                             12,752
10/31/1998              12,543                           12,800                             12,818
11/30/1998              12,565                           12,822                             12,835
12/31/1998              12,623                           12,868                             12,887
 1/31/1999              12,647                           12,905                             12,937
 2/28/1999              12,647                           12,905                             12,954
 3/31/1999              12,720                           12,980                             13,029
 4/30/1999              12,768                           13,029                             13,075
 5/31/1999              12,767                           13,040                             13,113
 6/30/1999              12,808                           13,069                             13,163
 7/31/1999              12,852                           13,115                             13,221
 8/31/1999              12,882                           13,145                             13,264
 9/30/1999              12,952                           13,217                             13,336
10/31/1999              12,975                           13,240                             13,382
11/30/1999              13,000                           13,267                             13,417
12/31/1999              13,056                           13,327                             13,454
 1/31/2000              13,048                           13,335                             13,501
 2/29/2000              13,119                           13,397                             13,570
 3/31/2000              13,187                           13,470                             13,637
 4/30/2000              13,239                           13,525                             13,704
 5/31/2000              13,313                           13,592                             13,764
 6/30/2000              13,434                           13,719                             13,869
 7/31/2000              13,483                           13,785                             13,944
 8/31/2000              13,567                           13,861                             13,989
 9/30/2000              13,657                           13,955                             14,072
10/31/2000              13,723                           14,026                             14,137
11/30/2000              13,813                           14,120                             14,230
12/31/2000              13,946                           14,259                             14,363
 1/31/2001              14,075                           14,408                             14,521
 2/28/2001              14,177                           14,501                             14,583
 3/31/2001              14,269                           14,598                             14,684
 4/30/2001              14,298                           14,645                             14,751
 5/31/2001              14,376                           14,713                             14,836
 6/30/2001              14,426                           14,768                             14,880
 7/31/2001              14,535                           14,896                             14,974
 8/31/2001              14,604                           14,955                             15,016
 9/30/2001              14,691                           15,061                             15,154
10/31/2001              14,748                           15,108                             15,244
11/30/2001              14,692                           15,054                             15,271
12/31/2001              14,717                           15,097                             15,306
 1/31/2002              14,743                           15,112                             15,322
 2/28/2002              14,767                           15,140                             15,357
 3/31/2002              14,726                           15,115                             15,334
 4/30/2002              14,831                           15,226                             15,427
 5/31/2002              14,883                           15,283                             15,458
 6/30/2002              14,945                           15,347                             15,534
 7/31/2002              15,009                           15,398                             15,588
 8/31/2002              15,007                           15,410                             15,607
 9/30/2002              15,071                           15,472                             15,668
10/31/2002              15,080                           15,485                             15,699
11/30/2002              15,081                           15,487                             15,704
12/31/2002              15,163                           15,586                             15,761
 1/31/2003              15,188                           15,596                             15,774
 2/28/2003              15,259                           15,683                             15,794
 3/31/2003              15,264                           15,695                             15,821
 4/30/2003              15,306                           15,729                             15,837
 5/31/2003              15,331                           15,761                             15,855
 6/30/2003              15,340                           15,773                             15,885
 7/31/2003              15,261                           15,695                             15,879
 8/31/2003              15,291                           15,729                             15,895
 9/30/2003              15,357                           15,815                             15,941
10/31/2003              15,344                           15,791                             15,935
11/30/2003              15,344                           15,794                             15,937
12/31/2003              15,391                           15,848                             15,986
 1/31/2004              15,419                           15,880                             16,007
 2/29/2004              15,463                           15,929                             16,036
 3/31/2004              15,481                           15,951                             16,054
 4/30/2004              15,412                           15,884                             16,024
 5/31/2004              15,399                           15,873                             16,023
 6/30/2004              15,413                           15,891                             16,023
 7/31/2004              15,444                           15,927                             16,055
 8/31/2004              15,485                           15,973                             16,098
 9/30/2004              15,512                           16,005                             16,097
10/31/2004              15,529                           16,026                             16,123
11/30/2004              15,518                           16,017                             16,111

--------------------------------------------------------------------------------

(7) The Fund invests exclusively in a Wells Fargo Master Portfolio. This chart represents the portfolio allocations of the master portfolio in which it invests. Portfolio holdings are subject to change. See notes to the Financial Statements for a discussion of the master portfolio.

(8) The chart compares the performance of the Wells Fargo Stable Income Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Short Treasury 9-12 Months Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 2.00%.

WELLS FARGO INCOME FUNDS                                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO TACTICAL MATURITY BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO TACTICAL MATURITY BOND FUND (the Fund) seeks to produce a positive total return each calendar year.

ADVISER                                             SUB-ADVISER
    Wells Fargo Funds Management, LLC                   Peregrine Capital
                                                         Management, Inc.

FUND MANAGERS                                       INCEPTION DATE
    William Giese, CFA                                  6/1/97
    Jay H. Strohmaier

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 0.69%(1) for the six-month period ended November 30, 2004, underperforming its benchmark, the Lehman Brothers Aggregate Bond Index(2), which returned 3.82% over the same period. The Fund distributed $0.10 per share in dividend income and no capital gains during the period.

      In an effort to preserve capital, the Fund liquidated almost all of its long-term bond holdings by the end of May 2004 and reinvested the proceeds in short-term maturity reserves. When the economy slowed and bond prices bounced back during the summer in a July through August 2004 rally, the Fund's defensive structure could not keep pace. When prices leveled off during the September through November 2004 period, the Fund's results approximated its benchmark.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      A slowdown in the U.S. economy and a persistent rise in oil prices were the dominant factors driving bond market performance during the summer months of 2004. With gross domestic product, job creation and inflation all coming in below expectations, investors anticipated less of a move by the Federal Reserve Board (the Fed) to raise rates. At the same time, a sharp increase in oil prices was expected to cut into spending in other areas of the economy, slowing growth and extending the summer's slowdown. As a result, long-term interest rates moved lower and bond prices rallied through the end of August 2004. Concerns over a weakening dollar and the willingness of foreigners to continue to invest in U.S. securities tempered investor enthusiasm during the fall of 2004, causing bond prices to move up and down with little net change through the end of November 2004.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund maintained a short duration throughout the period, with an emphasis on U.S. Treasury and agency securities. In an effort to improve the yield on the Fund's short-term reserves, agency, asset-backed and corporate floating rate notes were added to the Fund's portfolio.

      On December 21, 2004, the Fund was closed and liquidated.

--------------------------------------------------------------------------------

The views expressed are as of November 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO TACTICAL MATURITY BOND FUND.

(1) The Fund's Adviser has committed through September 30, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown in the average annual total return table for the Institutional Class shares of the WELLS FARGO TACTICAL MATURITY BOND FUND(SM) for periods prior to November 28, 2001, reflects the performance of the Wells Fargo Tactical Maturity Bond Master Porfolio, a master portfolio in which the Fund invests, adjusted to reflect the fees and expenses of the Fund. The Wells Fargo Tactical Maturity Bond Master Portfolio, which incepted on June 1, 1997, has a substantially identical investment objective and investment strategy as the Fund.

(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                  WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                                       Excluding Sales Charge
                                                                         -------------------------------------------------
                                                                         6-Month*       1-Year      5-Year    Life of Fund
WELLS FARGO TACTICAL MATURITY BOND FUND - Institutional Class              0.69          0.04        3.37         5.44

Benchmark

  Lehman Brothers Aggregate Bond Index(2)                                  3.82          4.44        7.41         7.05

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

      Portfolio Turnover                                                      8%

      Average Credit Quality(4)                                              AAA

      Weighted Average Coupon                                              2.14%

      Estimated Weighted Average Maturity                             1.21 years

      Estimated Average Duration                                      0.90 years

      Net Asset Value (NAV)                                                $9.42

      Distribution Rate(5) (Class I)                                       2.58%

      30-Day SEC Yield(6) (Class I)                                        1.84%

PORTFOLIO ALLOCATION(3),(7) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset-Backed Securities                           4%
Corporate Bonds                                   4%
U.S. Treasury Bonds                               1%
U.S. Government Agencies                         69%
Cash Equivalents                                 22%

GROWTH OF $10,000 INVESTMENT(8)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               Wells Fargo Tactical Maturity Bond     Lehman Brothers Aggregate
                   Fund - Institutional Class                 Bond Index
   6/1/1997                  10,000                              10,000
  6/30/1997                  10,122                              10,119
  7/31/1997                  10,662                              10,391
  8/31/1997                  10,319                              10,303
  9/30/1997                  10,600                              10,455
 10/31/1997                  10,980                              10,607
 11/30/1997                  11,127                              10,655
 12/31/1997                  11,356                              10,763
  1/31/1998                  11,550                              10,901
  2/28/1998                  11,459                              10,893
  3/31/1998                  11,462                              10,930
  4/30/1998                  11,492                              10,987
  5/31/1998                  11,677                              11,091
  6/30/1998                  11,934                              11,185
  7/31/1998                  11,874                              11,209
  8/31/1998                  12,457                              11,392
  9/30/1998                  12,945                              11,658
 10/31/1998                  12,679                              11,597
 11/30/1998                  12,768                              11,662
 12/31/1998                  12,729                              11,698
  1/31/1999                  12,778                              11,781
  2/28/1999                  12,329                              11,575
  3/31/1999                  12,339                              11,640
  4/30/1999                  12,381                              11,676
  5/31/1999                  12,383                              11,574
  6/30/1999                  12,403                              11,537
  7/31/1999                  12,440                              11,488
  8/31/1999                  12,475                              11,482
  9/30/1999                  12,524                              11,616
 10/31/1999                  12,561                              11,658
 11/30/1999                  12,605                              11,658
 12/31/1999                  12,658                              11,601
  1/31/2000                  12,840                              11,563
  2/29/2000                  13,226                              11,703
  3/31/2000                  13,709                              11,857
  4/30/2000                  13,528                              11,824
  5/31/2000                  13,367                              11,818
  6/30/2000                  13,625                              12,064
  7/31/2000                  13,843                              12,174
  8/31/2000                  14,113                              12,350
  9/30/2000                  13,910                              12,428
 10/31/2000                  14,111                              12,510
 11/30/2000                  14,521                              12,715
 12/31/2000                  14,855                              12,952
  1/31/2001                  14,791                              13,164
  2/28/2001                  14,945                              13,279
  3/31/2001                  14,878                              13,345
  4/30/2001                  14,631                              13,289
  5/31/2001                  14,676                              13,369
  6/30/2001                  14,741                              13,420
  7/31/2001                  14,880                              13,720
  8/31/2001                  15,003                              13,878
  9/30/2001                  15,040                              14,040
 10/31/2001                  15,388                              14,334
 11/30/2001                  14,955                              14,136
 12/31/2001                  14,880                              14,045
  1/31/2002                  14,999                              14,159
  2/28/2002                  15,126                              14,297
  3/31/2002                  14,694                              14,059
  4/30/2002                  14,753                              14,332
  5/31/2002                  14,780                              14,454
  6/30/2002                  14,802                              14,579
  7/31/2002                  14,839                              14,755
  8/31/2002                  14,909                              15,004
  9/30/2002                  14,991                              15,247
 10/31/2002                  14,863                              15,177
 11/30/2002                  14,863                              15,173
 12/31/2002                  14,910                              15,487
  1/31/2003                  14,904                              15,500
  2/28/2003                  15,050                              15,715
  3/31/2003                  14,864                              15,702
  4/30/2003                  14,916                              15,832
  5/31/2003                  15,154                              16,127
  6/30/2003                  14,981                              16,094
  7/31/2003                  14,787                              15,553
  8/31/2003                  14,798                              15,656
  9/30/2003                  14,875                              16,071
 10/31/2003                  14,843                              15,922
 11/30/2003                  14,869                              15,960
 12/31/2003                  14,891                              16,122
  1/31/2004                  14,929                              16,252
  2/29/2004                  15,050                              16,428
  3/31/2004                  15,115                              16,551
  4/30/2004                  14,806                              16,121
  5/31/2004                  14,773                              16,056
  6/30/2004                  14,775                              16,148
  7/31/2004                  14,814                              16,308
  8/31/2004                  14,873                              16,619
  9/30/2004                  14,875                              16,664
 10/31/2004                  14,907                              16,804
 11/30/2004                  14,875                              16,669

--------------------------------------------------------------------------------

(3)   Portfolio characteristics are subject to change.

(4)   The average credit quality is compiled from ratings from Standard &
      Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(7) The Fund invests exclusively in a Wells Fargo Master Portfolio. This chart represents the composite of the portfolio allocations of the master portfolio in which the Fund invests. Portfolio holdings are subject to change. See Notes to the Financial Statements for a discussion of the master portfolio.

(8) The chart compares the performance of the WELLS FARGO TACTICAL MATURITY BOND FUND(SM) Institutional Class shares for the life of the Fund with the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

WELLS FARGO INCOME FUNDS                                           FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (last six month period).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                           Beginning    Ending
                                                                            Account     Account     Expenses
                                                                             Value       Value     Paid During    Net Annual
                                                                            5/31/04    11/30/04      Period*     Expense Ratio
Wells Fargo Diversified Bond Fund
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Diversified Bond Fund - Class I
Actual                                                                     $1,000.00   $1,025.30      $3.55          0.70%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,021.56      $3.55          0.70%

Wells Fargo High Yield Bond Fund
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo High Yield Bond Fund - Class A
Actual                                                                     $1,000.00   $1,074.30      $5.98          1.15%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,019.30      $5.82          1.15%

Wells Fargo High Yield Bond Fund - Class B
Actual                                                                     $1,000.00   $1,070.40      $9.86          1.90%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,015.54      $9.60          1.90%

Wells Fargo High Yield Bond Fund - Class C
Actual                                                                     $1,000.00   $1,070.30      $9.86          1.90%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,015.54      $9.60          1.90%

Wells Fargo Income Fund
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Income Fund - Class A
Actual                                                                     $1,000.00   $1,035.30      $4.80          0.94%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,020.36      $4.76          0.94%

Wells Fargo Income Fund - Class B
Actual                                                                     $1,000.00   $1,031.50      $8.61          1.69%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,016.60      $8.54          1.69%

Wells Fargo Income Fund - Class I
Actual                                                                     $1,000.00   $1,035.60      $3.52          0.69%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,021.61      $3.50          0.69%

FUND EXPENSES                                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

                                                                           Beginning    Ending
                                                                            Account     Account     Expenses
                                                                             Value       Value     Paid During    Net Annual
                                                                            5/31/04    11/30/04      Period*     Expense Ratio
Wells Fargo Income Plus Fund
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Income Plus Fund - Class A
Actual                                                                     $1,000.00   $1,054.60      $2.83          0.55%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,022.31      $2.79          0.55%

Wells Fargo Income Plus Fund - Class B
Actual                                                                     $1,000.00   $1,051.60      $6.69          1.30%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,018.55      $6.58          1.30%

Wells Fargo Income Plus Fund - Class C
Actual                                                                     $1,000.00   $1,050.70      $6.68          1.30%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,018.55      $6.58          1.30%

Wells Fargo Inflation Protected Bond Fund
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Inflation Protected Bond Fund - Class A
Actual                                                                     $1,000.00   $1,041.80      $4.50          0.88%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,020.66      $4.46          0.88%

Wells Fargo Inflation Protected Bond Fund - Class B
Actual                                                                     $1,000.00   $1,038.00      $8.33          1.63%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,016.90      $8.24          1.63%

Wells Fargo Inflation Protected Bond Fund - Class C
Actual                                                                     $1,000.00   $1,037.90      $8.33          1.63%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,016.90      $8.24          1.63%

Wells Fargo Inflation Protected Bond Fund - Class I
Actual                                                                     $1,000.00   $1,043.20      $3.23          0.63%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,021.91      $3.19          0.63%

Wells Fargo Intermediate Government Income Fund
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Intermediate Government Income Fund - Class A
Actual                                                                     $1,000.00   $1,023.20      $4.82          0.95%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,020.31      $4.81          0.95%

Wells Fargo Intermediate Government Income Fund - Class B
Actual                                                                     $1,000.00   $1,018.40      $8.60          1.70%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,016.55      $8.59          1.70%

Wells Fargo Intermediate Government Income Fund - Class C
Actual                                                                     $1,000.00   $1,019.40      $8.61          1.70%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,016.55      $8.59          1.70%

Wells Fargo Intermediate Government Income Fund - Class I
Actual                                                                     $1,000.00   $1,023.70      $3.55          0.70%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,021.56      $3.55          0.70%

WELLS FARGO INCOME FUNDS                                           FUND EXPENSES
--------------------------------------------------------------------------------

                                                                           Beginning    Ending
                                                                            Account     Account     Expenses
                                                                             Value       Value     Paid During    Net Annual
                                                                            5/31/04    11/30/04      Period*     Expense Ratio
Wells Fargo Limited Term Government Income Fund
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Limited Term Government Income Fund - Class A
Actual                                                                     $1,000.00   $1,017.80      $4.81          0.95%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,020.31      $4.81          0.95%

Wells Fargo Limited Term Government Income Fund - Class B
Actual                                                                     $1,000.00   $1,014.00      $8.58          1.70%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,016.55      $8.59          1.70%

Wells Fargo Limited Term Government Income Fund - Class I
Actual                                                                     $1,000.00   $1,019.50      $3.54          0.70%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,021.56      $3.55          0.70%

Wells Fargo Montgomery Short Duration Government Bond Fund
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Montgomery Short Duration Government Bond Fund - Class A
Actual                                                                     $1,000.00   $1,009.80      $4.58          0.91%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,020.51      $4.61          0.91%

Wells Fargo Montgomery Short Duration Government Bond Fund - Class B
Actual                                                                     $1,000.00   $1,007.00      $8.35          1.66%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,016.75      $8.39          1.66%

Wells Fargo Montgomery Short Duration Government Bond Fund - Class C
Actual                                                                     $1,000.00   $1,006.00      $8.35          1.66%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,016.75      $8.39          1.66%

Wells Fargo Montgomery Short Duration Government Bond Fund - Class I
Actual                                                                     $1,000.00   $1,011.20      $3.18          0.63%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,021.91      $3.19          0.63%

Wells Fargo Montgomery Total Return Bond Fund
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Montgomery Total Return Bond Fund - Class A
Actual                                                                     $1,000.00   $1,034.80      $4.59          0.90%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,020.56      $4.56          0.90%

Wells Fargo Montgomery Total Return Bond Fund - Class B
Actual                                                                     $1,000.00   $1,031.00      $8.40          1.65%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,016.80      $8.34          1.65%

Wells Fargo Montgomery Total Return Bond Fund - Class C
Actual                                                                     $1,000.00   $1,032.00      $8.40          1.65%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,016.80      $8.34          1.65%

Wells Fargo Montgomery Total Return Bond Fund - Class I
Actual                                                                     $1,000.00   $1,036.60      $3.57          0.70%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,021.56      $3.55          0.70%

Wells Fargo Montgomery Total Return Bond Fund - Select Class
Actual                                                                     $1,000.00   $1,038.00      $2.15          0.42%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,022.96      $2.13          0.42%

FUND EXPENSES                                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

                                                                           Beginning    Ending
                                                                            Account     Account     Expenses
                                                                             Value       Value     Paid During    Net Annual
                                                                            5/31/04    11/30/04      Period*     Expense Ratio
Wells Fargo Stable Income Fund
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Stable Income Fund - Class A
Actual                                                                     $1,000.00   $1,007.70      $4.53          0.90%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,020.56      $4.56          0.90%

Wells Fargo Stable Income Fund - Class B
Actual                                                                     $1,000.00   $1,002.90      $8.28          1.65%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,016.80      $8.34          1.65%

Wells Fargo Stable Income Fund - Class C
Actual                                                                     $1,000.00   $1,003.90      $8.29          1.65%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,016.80      $8.34          1.65%

Wells Fargo Stable Income Fund - Class I
Actual                                                                     $1,000.00   $1,009.10      $3.22          0.64%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,021.86      $3.24          0.64%

Wells Fargo Tactical Maturity Bond Fund
------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Tactical Maturity Bond Fund - Class I
Actual                                                                     $1,000.00   $1,006.90      $3.02          0.59%

Hypothetical (5% return before expenses)                                   $1,000.00   $1,022.06      $3.04          0.60%

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                          VALUE
INVESTMENT IN MASTER PORTFOLIOS - 100.01%
          N/A    WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                                         $  80,781,330
          N/A    WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                                            26,982,366
          N/A    WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO                                                          53,935,620

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $156,844,842)                                                             161,699,316
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $156,844,842)*                      100.01%                                                                   $ 161,699,316

OTHER ASSETS AND LIABILITIES, NET          (0.01)                                                                         (24,096)
                                          ------                                                                    -------------
TOTAL NET ASSETS                          100.00%                                                                   $ 161,675,220
                                          ======                                                                    =============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 86.96%

AGRICULTURAL SERVICES - 0.65%
$     725,000    HINES NURSERIES INCORPORATED                                             10.25%      10/01/2011    $     792,063
    1,090,000    SEMINIS VEGETABLE SEEDS INCORPORATED                                     10.25       10/01/2013        1,231,700

                                                                                                                        2,023,763
                                                                                                                    -------------

AMUSEMENT & RECREATION SERVICES - 2.42%
      375,000    BOOTH CREEK SKI HOLDINGS                                                 12.50       03/15/2007          377,812
      250,000    GOLFSMITH INTERNATIONAL INCORPORATED                                      8.38       10/15/2009          227,500
    1,030,000    HARD ROCK HOTEL INCORPORATED                                              8.88       06/01/2013        1,133,000
      905,000    HERBST GAMING INCORPORATED++                                              7.00       11/15/2014          907,263
      650,000    NCL CORPORATION++                                                        10.63       07/15/2014          666,250
    1,170,000    PARK PLACE ENTERTAINMENT CORPORATION                                      7.88       03/15/2010        1,316,250
       75,000    PARK PLACE ENTERTAINMENT CORPORATION                                      7.00       04/15/2013           82,688
      500,000    SPEEDWAY MOTORSPORTS INCORPORATED                                         6.75       06/01/2013          530,000
      800,000    TOWN SPORTS INTERNATIONAL                                                 9.63       04/15/2011          864,000
      600,000    TRUE TEMPER SPORTS INCORPORATED                                           8.38       09/15/2011          534,000
      850,000    WARNER MUSIC GROUP++                                                      7.38       04/15/2014          871,250

                                                                                                                        7,510,013
                                                                                                                    -------------

APPAREL & ACCESSORY STORES - 1.21%
      818,000    GAP INCORPORATED                                                          6.90       09/15/2007          883,440
    1,000,000    GAP INCORPORATED<<                                                       10.30       12/15/2008        1,222,500
      200,000    LOEHMANNS CAPITAL CORPORATION+++/-                                       10.24       10/01/2011          203,000
      400,000    LOEHMANNS CAPITAL CORPORATION++                                          12.00       10/01/2011          416,000
    1,000,000    PAYLESS SHOESOURCE INCORPORATED<<                                         8.25       08/01/2013        1,022,500

                                                                                                                        3,747,440
                                                                                                                    -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.31%
    1,965,000    LEVI STRAUSS & COMPANY<<                                                  7.00       11/01/2006        1,994,475
      700,000    LEVI STRAUSS & COMPANY<<                                                 11.63       01/15/2008          731,500
    1,100,000    LEVI STRAUSS & COMPANY<<                                                 12.25       12/15/2012        1,160,500
      175,000    PHILLIPS VAN-HEUSEN                                                       7.25       02/15/2011          183,313

                                                                                                                        4,069,788
                                                                                                                    -------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.83%
      700,000    ASBURY AUTOMOTIVE GROUP INCORPORATED                                      9.00       06/15/2012          742,000
      465,000    GROUP 1 AUTOMOTIVE INCORPORATED                                           8.25       08/15/2013          494,063
       15,000    NEFF CORPORATION                                                         10.25       06/01/2008           14,400
    1,225,000    SONIC AUTOMOTIVE INCORPORATED SERIES B                                    8.63       08/15/2013        1,316,875

                                                                                                                        2,567,338
                                                                                                                    -------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.55%
    1,235,000    ALLIANCE LAUNDRY SYSTEMS LLC SERIES B++                                   9.63       05/01/2008        1,253,525
      800,000    CSK AUTO INCORPORATED                                                     7.00       01/15/2014          792,000
      400,000    MERITOR AUTOMOTIVE INCORPORATED                                           6.80       02/15/2009          411,000
      650,000    NATIONSRENT INCORPORATED                                                  9.50       10/15/2010          728,000
      450,000    UNITED RENTALS NORTH AMERICA INCORPORATED                                 6.50       02/15/2012          441,000
    1,250,000    UNITED RENTALS NORTH AMERICA INCORPORATED<<                               7.75       11/15/2013        1,200,000

                                                                                                                        4,825,525
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.46%
$   2,100,000    ATRIUM COMPANIES INCORPORATED SERIES B                                   10.50%      05/01/2009    $   2,205,000
      705,000    BEAZER HOMES USA INCORPORATED                                             8.38       04/15/2012          775,500
      195,000    K HOVNANIAN ENTERPRISES INCORPORATED                                      7.75       05/15/2013          210,600
      300,000    MERITAGE CORPORATION                                                      7.00       05/01/2014          311,250
      925,000    WCI COMMUNITIES INCORPORATED<<                                            9.13       05/01/2012        1,031,375

                                                                                                                        4,533,725
                                                                                                                    -------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.32%
      700,000    AMES TRUE TEMPER INCORPORATED                                            10.00       07/15/2012          735,000
      250,000    SUBURBAN PROPANE PARTNERS                                                 6.88       12/15/2013          258,750

                                                                                                                          993,750
                                                                                                                    -------------

BUSINESS SERVICES - 4.39%
      100,000    ADVANSTAR COMMUNICATIONS SERIES B                                        12.00       02/15/2011          108,750
      650,000    AFFINITY GROUP INCORPORATED                                               9.00       02/15/2012          702,000
      300,000    COUCHE-TARD US FINANCE                                                    7.50       12/15/2013          325,500
    1,751,000    H&E EQUIPMENT FINANCE                                                    12.50       06/15/2013        1,751,000
      100,000    KRATON POLYMERS LLC CAP++                                                 8.13       01/15/2014          102,000
    1,000,000    OAKHILL SECURITY FUND II SERIES B1-A++                                    8.57       10/15/2006        1,052,700
    3,420,000    SITEL CORPORATION                                                         9.25       03/15/2006        3,454,200
      750,000    TERPHANE HOLDING CORPORATION++                                           12.50       06/15/2009          772,500
      850,000    VERTIS INCORPORATED                                                       9.75       04/01/2009          926,500
    2,250,000    VERTIS INCORPORATED++                                                    13.50       12/07/2009        2,385,000
    1,700,000    VERTIS INCORPORATED SERIES B<<                                           10.88       06/15/2009        1,853,000
      225,000    WII COMPONENTS INCORPORATED                                              10.00       02/15/2012          220,500

                                                                                                                       13,653,650
                                                                                                                    -------------

CHEMICALS & ALLIED PRODUCTS - 0.47%
      500,000    MILLENNIUM AMERICA INCORPORATED                                           7.00       11/15/2006          522,500
      350,000    NALCO COMPANY<<                                                           8.88       11/15/2013          386,313
      530,000    ROCKWOOD SPECIALTIES GROUP<<++                                            7.50       11/15/2014          543,250

                                                                                                                        1,452,063
                                                                                                                    -------------

COMMUNICATIONS - 9.47%
      396,000    ADVANSTAR COMMUNICATIONS INCORPORATED+/-                                  9.79       08/15/2008          414,810
      885,000    ADVANSTAR COMMUNICATIONS INCORPORATED                                    10.75       08/15/2010          997,837
      375,000    ALASKA COMMUNICATIONS SYSTEMS HOLDINGS INCORPORATED<<                     9.38       05/15/2009          383,437
    1,750,000    ALASKA COMMUNICATIONS SYSTEMS HOLDINGS INCORPORATED                       9.88       08/15/2011        1,837,500
      140,000    AMERICAN MEDIA OPERATION INCORPORATED                                     8.88       01/15/2011          149,100
      690,000    BRITISH SKY BROADCASTING PLC                                              8.20       07/15/2009          795,866
    3,825,000    CHARTER COMMUNICATION OPT LLC CAP++                                       8.00       04/30/2012        3,958,875
    2,800,000    CITIZENS COMMUNICATIONS                                                   9.25       05/15/2011        3,255,000
      250,000    CITIZENS COMMUNICATIONS                                                   6.25       01/15/2013          248,438
      500,000    CONSOLIDATED COMMUNICATION HOLDINGS++                                     9.75       04/01/2012          532,500
      125,000    CSC HOLDINGS INCORPORATED++                                               6.75       04/15/2012          127,500
      690,000    DIRECTV HOLDINGS LLC                                                      8.38       03/15/2013          774,525
      950,000    DOBSON CELLULAR SYSTEMS+++/-                                              6.96       11/01/2011          971,375
      875,000    DOBSON CELLULAR SYSTEMS++                                                 8.38       11/01/2011          896,875
      800,000    DOBSON CELLULAR SYSTEMS++                                                 9.88       11/01/2012          784,000
      650,000    EMMIS OPERATING COMPANY                                                   6.88       05/15/2012          680,875

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS (CONTINUED)
$     475,000    FISHER COMMUNICATIONS INCORPORATED++                                      8.63%      09/15/2014    $     513,000
      500,000    GRANDE COMMUNICATIONS HOLDINGS INCORPORATED                              14.00       04/01/2011          487,500
    2,000,000    LIN TELEVISION CORPORATION<<                                              6.50       05/15/2013        2,050,000
      700,000    LODGENET ENTERTAINMENT CORPORATION                                        9.50       06/15/2013          773,500
      275,000    NEXSTAR FINANCE INCORPORATED                                              7.00       01/15/2014          270,188
    1,800,000    PANAMSAT CORPORATION++                                                    9.00       08/15/2014        1,926,000
    2,750,000    QWEST CAPITAL FUNDING<<                                                   7.25       02/15/2011        2,619,375
    1,800,000    QWEST COMMUNICATIONS INTERNATIONAL++                                      7.50       02/15/2014        1,755,000
      105,000    SINCLAIR BROADCAST GROUP INCORPORATED                                     8.75       12/15/2011          112,613
      870,000    SINCLAIR BROADCAST GROUP INCORPORATED                                     8.00       03/15/2012          906,975
    1,075,000    TIME WARNER INCORPORATED                                                  6.88       05/01/2012        1,207,188

                                                                                                                       29,429,852
                                                                                                                    -------------

DEPOSITORY INSTITUTIONS - 0.98%
    1,290,000    CAPITAL ONE FINANCIAL CORPORATION                                         7.25       05/01/2006        1,357,179
    1,650,000    CHEVY CHASE BANK FSB                                                      6.88       12/01/2013        1,691,250

                                                                                                                        3,048,429
                                                                                                                    -------------

EATING & DRINKING PLACES - 5.53%
    3,495,000    BUFFETS INCORPORATED                                                     11.25       07/15/2010        3,722,175
    2,300,000    DENNY'S CORPORATION HOLDINGS INCORPORATED++                              10.00       10/01/2012        2,415,000
    2,495,000    EL POLLO LOCO INCORPORATED                                                9.25       12/15/2009        2,644,700
    1,000,000    FRIENDLY ICE CREAM CORPORATION<<                                          8.38       06/15/2012          980,000
      175,000    NE RESTAURANT COMPANY INCORPORATED                                       10.75       07/15/2008          170,187
    2,500,000    O'CHARLEYS INCORPORATED                                                   9.00       11/01/2013        2,618,750
      715,000    PERKINS FAMILY RESTAURANTS LIMITED PARTNERSHIP SERIES B                  10.13       12/15/2007          731,088
      925,000    PIERRE FOODS INCORPORATED++                                               9.88       07/15/2012          957,375
    1,250,000    REAL MEX RESTAURANTS INCORPORATED++                                      10.00       04/01/2010        1,281,250
    1,655,000    SBARRO INCORPORATED<<                                                    11.00       09/15/2009        1,655,000

                                                                                                                       17,175,525
                                                                                                                    -------------

ELECTRIC, GAS & SANITARY SERVICES - 1.29%
      500,000    ALLIED WASTE NORTH AMERICA<<                                              6.50       11/15/2010          482,500
      550,000    ALLIED WASTE NORTH AMERICA                                                6.38       04/15/2011          519,750
      990,000    ALLIED WASTE NORTH AMERICA                                                7.88       04/15/2013          997,425
    1,000,000    FERRELLGAS PARTNERS LIMITED PARTNERSHIP                                   6.75       05/01/2014        1,030,000
      703,000    INTEGRATED ELECTRIC SERVICES INCORPORATED SERIES B<<                      9.38       02/01/2009          562,400
      540,000    INTEGRATED ELECTRIC SERVICES INCORPORATED SERIES C<<                      9.38       02/01/2009          432,000

                                                                                                                        4,024,075
                                                                                                                    -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 0.94%
    1,470,000    COMMUNICATIONS AND POWER INDUSTRIAL                                       8.00       02/01/2012        1,543,500
    1,250,000    ITRON INCORPORATED++                                                      7.75       05/15/2012        1,271,875
       50,000    RAYOVAC CORPORATION                                                       8.50       10/01/2013           55,250
       60,000    WESCO DISTRIBUTION INCORPORATED SERIES B                                  9.13       06/01/2008           61,800

                                                                                                                        2,932,425
                                                                                                                    -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.82%
      800,000    CORNELL COMPANIES INCORPORATED                                           10.75       07/01/2012          842,000
      231,000    FOSTER WHEELER LLC SERIES A<<                                            10.36       09/15/2011          244,860
    2,250,000    FOSTER WHEELER LLC SERIES B                                              10.36       09/15/2011        2,385,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (CONTINUED)
$   1,155,000    URS CORPORATION                                                          11.50%      09/15/2009    $   1,325,363
      801,000    URS CORPORATION SERIES B<<                                               12.25       05/01/2009          853,065

                                                                                                                        5,650,288
                                                                                                                    -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.49%
      295,000    HAWK CORPORATION++                                                        8.75       11/01/2014          302,375
      180,000    MUELLER GROUP INCORPORATED+/-                                             6.91       11/01/2011          186,300
    1,000,000    TRANSPORTATION TECH INDUSTRIES++                                         12.50       03/31/2010        1,027,500

                                                                                                                        1,516,175
                                                                                                                    -------------

FOOD & KINDRED PRODUCTS - 3.19%
      440,000    B&G FOODS HOLDING CORPORATION                                             8.00       10/01/2011          462,000
      425,000    DEAN FOODS COMPANY                                                        6.63       05/15/2009          449,438
    2,950,000    DEL MONTE CORPORATION                                                     8.63       12/15/2012        3,296,625
    1,600,000    DOANE PET CARE COMPANY<<                                                  9.75       05/15/2007        1,588,000
      250,000    DOANE PET CARE COMPANY                                                   10.75       03/01/2010          271,875
      100,000    DOLE FOODS COMPANY INCORPORATED+/-                                        8.63       05/01/2009          109,500
    1,755,000    DOLE FOODS COMPANY INCORPORATED                                           7.25       06/15/2010        1,825,200
      285,000    MRS. FIELDS FAMOUS BRANDS LLC                                             9.00       03/15/2011          243,675
    1,400,000    MRS. FIELDS FAMOUS BRANDS LLC                                            11.50       03/15/2011        1,393,000
      245,000    SMITHFIELD FOODS INCORPORATED SERIES B                                    7.75       05/15/2013          269,500

                                                                                                                        9,908,813
                                                                                                                    -------------

FOOD STORES - 1.21%
    1,065,000    CARROLS CORPORATION                                                       9.50       12/01/2008        1,100,145
      221,000    DOMINO'S INCORPORATED                                                     8.25       07/01/2011          240,890
      500,000    PANTRY INCORPORATED                                                       7.75       02/15/2014          532,500
    1,800,000    STATER BROTHERS HOLDINGS<<                                                8.13       06/15/2012        1,899,000

                                                                                                                        3,772,535
                                                                                                                    -------------

GENERAL MERCHANDISE STORES - 0.75%
      500,000    SAKS INCORPORATED<<                                                       7.25       12/01/2004          500,000
    1,725,000    SAKS INCORPORATED                                                         7.50       12/01/2010        1,819,875

                                                                                                                        2,319,875
                                                                                                                    -------------

HEALTH SERVICES - 1.27%
    1,000,000    HCA INCORPORATED<<                                                        5.75       03/15/2014          957,613
      125,000    HCA INCORPORATED                                                          6.38       01/15/2015          123,864
      649,000    KINETIC CONCEPTS INCORPORATED                                             7.38       05/15/2013          681,450
    1,535,000    TEAM HEALTH INCORPORATED++                                                9.00       04/01/2012        1,535,000
      225,000    UNIVERSAL HOSPITAL SERVICES INCORPORATED                                 10.13       11/01/2011          237,375
      400,000    VWR INTERNATIONAL INCORPORATED++                                          8.00       04/15/2014          424,000

                                                                                                                        3,959,302
                                                                                                                    -------------

HOLDING & OTHER INVESTMENT OFFICES - 3.43%
    3,250,000    BF SAUL REIT                                                              7.50       03/01/2014        3,331,250
    2,000,000    FELCOR LODGING LIMITED PARTNERSHIP+/-                                     5.84       06/01/2011        2,085,000
    2,450,000    PCA FINANCE CORPORATION                                                  11.88       08/01/2009        2,333,625
    1,155,000    PENHALL INTERNATIONAL CORPORATION                                        12.00       08/01/2006        1,131,900
    1,625,000    SHERIDAN ACQUISITION CORPORATION                                         10.25       08/15/2011        1,775,313

                                                                                                                       10,657,088
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.55%
$     412,000    CONGOLEUM CORPORATION^^                                                   8.63%      08/01/2008    $     383,160
    1,200,000    LEVITZ HOME FURNISHINGS++                                                12.00       11/01/2011        1,224,000
      100,000    NORCRAFT FINANCE CORPORATION SERIES                                       9.00       11/01/2011          108,750

                                                                                                                        1,715,910
                                                                                                                    -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 4.28%
    1,350,000    AZTAR CORPORATION                                                         9.00       08/15/2011        1,496,812
      605,000    GAYLORD ENTERTAINMENT COMPANY++                                           6.75       11/15/2014          605,000
    1,521,000    HOST MARRIOTT CORPORATION SERIES B                                        7.88       08/01/2008        1,564,729
      500,000    LA QUINTA PROPERTIES                                                      7.27       02/26/2007          531,250
      300,000    MANDALAY RESORT GROUP                                                     6.50       07/31/2009          313,875
      325,000    MANDALAY RESORT GROUP                                                     6.38       12/15/2011          339,219
      350,000    MERISTAR HOSPITALITY CORPORATION                                          9.13       01/15/2011          377,125
    1,450,000    MGM MIRAGE INCORPORATED                                                   6.00       10/01/2009        1,484,438
    2,480,000    MGM MIRAGE INCORPORATED<<                                                 8.38       02/01/2011        2,783,800
       25,000    MGM MIRAGE INCORPORATED++                                                 6.75       09/01/2012           26,250
      350,000    MGM MIRAGE INCORPORATED                                                   5.88       02/27/2014          343,875
      355,000    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                        7.88       05/01/2012          406,475
    1,800,000    STATION CASINOS INCORPORATED                                              6.00       04/01/2012        1,854,000
    1,200,000    WYNN LAS VEGAS LLC CORPORATION++                                          6.63       12/01/2014        1,179,000

                                                                                                                       13,305,848
                                                                                                                    -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.86%
    1,200,000    COLUMBUS MCKINNON CORPORATION NY                                         10.00       08/01/2010        1,332,000
    1,650,000    FEDDERS NORTH AMERICA INCORPORATED                                        9.88       03/01/2014        1,344,750

                                                                                                                        2,676,750
                                                                                                                    -------------

MACHINERY - 0.68%
      400,000    JLG INDUSTRIES INCORPORATED                                               8.25       05/01/2008          428,000
    1,605,000    JLG INDUSTRIES INCORPORATED<<                                             8.38       06/15/2012        1,677,225

                                                                                                                        2,105,225
                                                                                                                    -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.12%
      375,000    HANGER ORTHOPEDIC GROUP<<                                                10.38       02/15/2009          380,625
                                                                                                                    -------------

METAL MINING - 0.65%
      365,000    NEENAH PAPER INCORPORATED++                                               7.38       11/15/2014          370,475
    1,440,000    USEC INCORPORATED                                                         6.63       01/20/2006        1,461,600
      200,000    WISE METALS GROUP LLC++                                                  10.25       05/15/2012          202,000

                                                                                                                        2,034,075
                                                                                                                    -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 5.59%
      975,000    AFFINIA GROUP INCORPORATED++                                              9.00       11/30/2014        1,004,250
      650,000    ALTRA INDUSTRIAL MOTION++                                                 9.00       12/01/2011          659,750
    1,200,000    AVONDALE MILLS INCORPORATED<<                                            10.25       07/01/2013          810,000
    3,465,000    BOMBARDIER INCORPORATED SERIES++                                          6.75       05/01/2012        3,283,087
    2,170,000    BUILDING MATERIALS CORPORATION OF AMERICA SERIES B                        7.75       07/15/2005        2,213,400
      832,000    CROWN CORK & SEAL FINANCE PLC                                             7.00       12/15/2006          877,760
      500,000    IMCO RECYCLING INCORPORATED                                              10.38       10/15/2010          562,500
      685,000    JACUZZI BRANDS INCORPORATED                                               9.63       07/01/2010          780,900
      100,000    KOPPERS INCORPORATED                                                      9.88       10/15/2013          113,200
      750,000    MAAX CORPORATION++                                                        9.75       06/15/2012          817,500

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (CONTINUED)
$     565,000    OWENS-BROCKWAY GLASS CONTAINERS                                           7.75%      05/15/2011    $     610,200
      605,000    OWENS-BROCKWAY GLASS CONTAINERS++                                         6.75       12/01/2014          606,513
    3,760,000    OWENS-ILLINOIS INCORPORATED<<                                             7.50       05/15/2010        3,929,200
      245,000    REDDY ICE GROUP INCORPORATED                                              8.88       08/01/2011          263,988
      220,000    RIDDELL BELL HOLDINGS++                                                   8.38       10/01/2012          227,700
      605,000    VISTEON CORPORATION<<                                                     8.25       08/01/2010          623,150

                                                                                                                       17,383,098
                                                                                                                    -------------

MISCELLANEOUS RETAIL - 3.47%
      200,000    ADESA CORPORATION                                                         7.63       06/15/2012          210,000
    1,360,000    BLOCKBUSTER INCORPORATED++                                                9.00       09/01/2012        1,370,200
    1,000,000    DILLARD'S INCORPORATED AR                                                 7.38       06/01/2006        1,050,000
    1,275,000    DUANE READE INCORPORATED++                                                9.75       08/01/2011        1,192,125
      600,000    JEAN COUTU GROUP (PJC) INCORPORATED<<++                                   7.63       08/01/2012          627,000
      875,000    JEAN COUTU GROUP (PJC) INCORPORATED++                                     8.50       08/01/2014          888,125
      675,000    PEP BOYS-MANNY MOE & JACK SERIES MTNB                                     6.92       07/07/2006          688,500
    2,000,000    REMINGTON ARMS COMPANY INCORPORATED<<                                    10.50       02/01/2011        1,860,000
    2,105,000    TOYS R US INCORPORATED                                                    7.63       08/01/2011        2,126,050
      750,000    TOYS R US INCORPORATED<<                                                  7.88       04/15/2013          756,563

                                                                                                                       10,768,563
                                                                                                                    -------------

MOTION PICTURES - 1.57%
    1,350,000    CINEMARK INCORPORATED^                                                    8.49       03/15/2014          992,250
      462,000    MARQUEE INCORPORATED+++/-                                                 6.54       08/15/2010          485,100
      881,000    MARQUEE INCORPORATED++                                                    8.63       08/15/2012          971,303
    2,010,000    MUZAK FINANCE CORPORATION LLC                                            10.00       02/15/2009        1,839,150
      927,000    MUZAK FINANCE CORPORATION LLC                                            13.00       03/15/2010          602,550

                                                                                                                        4,890,353
                                                                                                                    -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.55%
    3,510,000    FORD MOTOR CREDIT COMPANY                                                 7.25       10/25/2011        3,726,458
      250,000    FORD MOTOR CREDIT COMPANY<<                                               7.00       10/01/2013          260,831
    1,400,000    GENERAL MOTORS ACCEPTANCE CORPORATION<<                                   6.75       12/01/2014        1,380,970
    2,310,000    H&E EQUIPMENT/FINANCE                                                    11.13       06/15/2012        2,541,000

                                                                                                                        7,909,259
                                                                                                                    -------------

NONCLASSIFIABLE ESTABLISHMENTS - 0.41%
    1,130,000    INTERLINE BRANDS INCORPORATED                                            11.50       05/15/2011        1,259,950
                                                                                                                    -------------

OIL & GAS EXTRACTION - 0.36%
      485,000    HORNBECK OFFSHORE SERVICES++                                              6.13       12/01/2014          478,937
      515,000    MARKWEST ENERGY++                                                         6.88       11/01/2014          526,588
      120,000    UNIVERSAL COMPRESSION INCORPORATED                                        7.25       05/15/2010          128,400

                                                                                                                        1,133,925
                                                                                                                    -------------

PAPER & ALLIED PRODUCTS - 2.16%
    1,600,000    AEP INDUSTRIES INCORPORATED<<                                             9.88       11/15/2007        1,620,000
      750,000    CONSOLIDATED CONTAINER COMPANY^                                           8.56       06/15/2009          630,000
      500,000    DONOHUE FOREST PRODUCTS                                                   7.63       05/15/2007          520,000
      375,000    GRAHAM PACKAGING COMPANY++                                                8.50       10/15/2012          390,000
    2,225,000    GRAHAM PACKAGING COMPANY++                                                9.88       10/15/2014        2,325,125

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
PAPER & ALLIED PRODUCTS (CONTINUED)
$     400,000    PLAYTEX PRODUCTS INCORPORATED                                             8.00%      03/01/2011    $     438,000
      880,000    TEKNI-PLEX INCORPORATED SERIES B<<                                       12.75       06/15/2010          778,800

                                                                                                                        6,701,925
                                                                                                                    -------------

PERSONAL SERVICES - 0.78%
    2,105,000    COINMACH CORPORATION                                                      9.00       02/01/2010        2,210,250
      200,000    SERVICE CORPORATION INTERNATIONAL                                         6.88       10/01/2007          210,000

                                                                                                                        2,420,250
                                                                                                                    -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.29%
      850,000    EL PASO CGP COMPANY<<                                                     6.50       05/15/2006          867,000
       19,000    GIANT INDUSTRIES INCORPORATED                                            11.00       05/15/2012           22,135

                                                                                                                          889,135
                                                                                                                    -------------

PIPELINES, EXCEPT NATURAL GAS - 0.16%
      450,000    TRANSMONTAIGNE INCORPORATED                                               9.13       06/01/2010          490,500
                                                                                                                    -------------

PRIMARY METAL INDUSTRIES - 0.46%
      975,000    SHEFFIELD STEEL CORPORATION++                                            11.38       08/15/2011        1,004,250
      400,000    VALMONT INDUSTRIES INCORPORATED++                                         6.88       05/01/2014          410,500

                                                                                                                        1,414,750
                                                                                                                    -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 7.36%
    3,405,000    AMERICAN COLOR GRAPHICS INCORPORATED                                     10.00       06/15/2010        2,928,300
      765,000    AMERICAN GREETINGS CORPORATION                                            6.10       08/01/2028          820,463
    1,435,000    AMERICAN MEDIA OPERATION SERIES B                                        10.25       05/01/2009        1,499,575
    1,250,000    AMSCAN HOLDINGS INCORPORATED                                              8.75       05/01/2014        1,253,125
      600,000    CADMUS COMMUNICATION CORPORATION                                          8.38       06/15/2014          651,000
      911,000    DEX MEDIA WEST LLC/DEX MEDIA FINANCE COMPANY SERIES B                     9.88       08/15/2013        1,052,205
    1,375,000    HOUGHTON MIFFLIN COMPANY<<                                                9.88       02/01/2013        1,512,500
      725,000    HOUGHTON MIFFLIN COMPANY^                                                10.25       10/15/2013          515,656
    1,230,000    MAIL WELL I CORPORATION<<                                                 9.63       03/15/2012        1,383,750
      650,000    MAIL WELL I CORPORATION<<                                                 7.88       12/01/2013          614,250
    1,650,000    MEDIANEWS GROUP INCORPORATED                                              6.88       10/01/2013        1,691,250
      250,000    MEDIANEWS GROUP INCORPORATED                                              6.38       04/01/2014          247,500
      198,592    MERRILL CORPORATION SERIES A<<+/-                                        12.00       05/01/2009          211,500
      959,024    MERRILL CORPORATION SERIES B<<+/-                                        12.00       05/01/2009        1,021,361
    2,430,000    PRIMEDIA INCORPORATED<<                                                   7.63       04/01/2008        2,430,000
    1,025,000    PRIMEDIA INCORPORATED                                                     8.88       05/15/2011        1,055,750
    2,635,000    PRIMEDIA INCORPORATED++                                                   8.00       05/15/2013        2,621,825
    1,250,000    SHERIDAN GROUP++                                                         10.25       08/15/2011        1,365,625

                                                                                                                       22,875,635
                                                                                                                    -------------

REAL ESTATE - 2.04%
      600,000    CHOCTAW RESORT DEVELOPMENT ENTERPRISE++                                   7.25       11/15/2019          610,500
    1,315,000    FELCOR SUITES LIMITED PARTNERSHIP                                         7.63       10/01/2007        1,390,612
      400,000    HOST MARRIOTT LIMITED PARTNERSHIP<<                                       7.13       11/01/2013          428,000
    1,615,000    HOST MARRIOTT LIMITED PARTNERSHIP SERIES I                                9.50       01/15/2007        1,762,369
    1,990,000    THORNBURG MORTGAGE INCORPORATED                                           8.00       05/15/2013        2,134,275

                                                                                                                        6,325,756
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.41%
$   1,000,000    GEO SUB CORPORATION                                                      11.00%      05/15/2012    $   1,000,000
      400,000    POLYMER HOLDINGS LLC++^                                                  10.75       07/15/2014          273,000

                                                                                                                        1,273,000
                                                                                                                    -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.39%
      500,000    JP MORGAN CHASE & COMPANY                                                 5.75       01/02/2013          524,471
      625,000    REFCO FINANCE HOLDINGS++                                                  9.00       08/01/2012          681,250

                                                                                                                        1,205,721
                                                                                                                    -------------

TEXTILE MILL PRODUCTS - 0.91%
      500,000    COLLINS & AIKMAN FLOOR COVER SERIES B                                     9.75       02/15/2010          537,500
    1,049,000    DAN RIVER INCORPORATED^^++                                               12.75       04/15/2009          188,820
      235,000    INTERFACE INCORPORATED                                                    7.30       04/01/2008          239,700
      725,000    INVISTA++                                                                 9.25       05/01/2012          806,563
    1,250,000    UNIFI INCORPORATED SERIES B<<                                             6.50       02/01/2008        1,053,125

                                                                                                                        2,825,708
                                                                                                                    -------------

TOBACCO PRODUCTS - 0.86%
    1,750,000    ALTRIA GROUP INCORPORATED                                                 7.65       07/01/2008        1,887,121
      350,000    RJ REYNOLDS TOBACCO HOLDINGS INCORPORATED                                 7.25       06/01/2012          357,000
      400,000    RJ REYNOLDS TOBACCO HOLDINGS INCORPORATED SERIES B                        7.75       05/15/2006          419,000

                                                                                                                        2,663,121
                                                                                                                    -------------

TRANSPORTATION BY AIR - 0.85%
      925,000    DELTA AIR LINES                                                           8.30       12/15/2029          383,875
    3,285,000    EVERGREEN INTERNATIONAL AVIATION INCORPORATED<<                          12.00       05/15/2010        2,266,650

                                                                                                                        2,650,525
                                                                                                                    -------------

TRANSPORTATION EQUIPMENT - 2.66%
      655,000    COLLINS & AIKMAN CORPORATION<<                                           10.75       12/31/2011          663,187
       65,000    DANA CORPORATION                                                         10.13       03/15/2010           73,450
      500,000    DANA CORPORATION                                                          9.00       08/15/2011          600,000
      250,000    DELCO REMY INTERNATIONAL INCORPORATED                                     8.63       12/15/2007          255,000
      100,000    DELCO REMY INTERNATIONAL INCORPORATED+/-                                  6.07       04/15/2009          101,250
    1,000,000    DURA OPERATING CORPORATION SERIES D<<                                     9.00       05/01/2009          957,500
      990,000    EAGLE-PICHER INDUSTRIES INCORPORATED                                      9.75       09/01/2013        1,014,750
    3,050,000    GENERAL MOTORS CORPORATION<<                                              7.13       07/15/2013        3,083,837
      200,000    LAZYDAYS RV CENTER INCORPORATED++                                        11.75       05/15/2012          220,000
      325,000    TENNECO AUTOMOTIVE INCORPORATED++                                         8.63       11/15/2014          338,000
      143,000    TRW AUTOMOTIVE INCORPORATED<<                                             9.38       02/15/2013          166,595
      656,000    TRW AUTOMOTIVE INCORPORATED                                              11.00       02/15/2013          793,760

                                                                                                                        8,267,329
                                                                                                                    -------------

TRANSPORTATION SERVICES - 0.32%
      715,000    TRAILER BRIDGE INCORPORATED++                                             9.25       11/15/2011          729,300
      250,000    WILLIAMS SCOTSMAN INCORPORATED                                           10.00       08/15/2008          277,500

                                                                                                                        1,006,800
                                                                                                                    -------------

WATER TRANSPORTATION - 0.17%
      500,000    OMI CORPORATION                                                           7.63       12/01/2013          538,125
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
WHOLESALE TRADE-DURABLE GOODS - 1.07%
$     650,000    DURA OPERATING CORPORATION SERIES B<<                                     8.63%      04/15/2012    $     661,375
      295,000    OWENS & MINOR INCORPORATED                                                8.50       07/15/2011          325,238
    1,350,000    SEALY MATTRESS COMPANY<<                                                  8.25       06/15/2014        1,427,625
      900,000    VISTEON CORPORATION                                                       7.00       03/10/2014          839,250
       75,000    WESCO DISTRIBUTION INCORPORATED                                           9.13       06/01/2008           77,250
                                                                                                                        3,330,738
                                                                                                                    -------------

TOTAL CORPORATE BONDS & NOTES (COST $260,782,775)                                                                     270,214,036
                                                                                                                    -------------

FOREIGN GOVERNMENT BONDS - 0.77%
    1,050,000    BOMBARDIER RECREATIONAL PRODUCTS INCORPORATED                             8.38       12/15/2013        1,134,000
      725,000    ROGERS WIRELESS INCORPORATED++                                            7.25       12/15/2012          753,093
      485,000    ROGERS WIRELESS INCORPORATED++                                            7.50       03/15/2015          503,187

TOTAL FOREIGN GOVERNMENT BONDS (COST $2,305,203)                                                                        2,390,280
                                                                                                                    -------------

TERM LOANS - 6.34%
    1,780,613    CHARTER COMMUNICATIONS OPERATING LLC TERM LOAN B+++/-                     4.92       04/07/2011        1,772,672
      550,000    COLLINS & AIKMAN TRANCHE B-1 TERM LOAN+++/-                               6.34       08/31/2011          551,204
      379,050    CONSOLIDATED CONTAINER, TERM LOAN+++/-                                    4.51       12/15/2008          382,840
    1,500,000    DENNY'S CORPORATION 2ND LIEN TERM LOAN+++/-                               7.21       08/26/2010        1,537,500
      875,000    DOANE PET CARE TERM LOAN+++/-                                             6.20       11/03/2009          888,125
      650,000    EL PASO CORPORATION TERM LOAN B+++/-                                      5.10       11/22/2009          653,659
    1,300,000    GRAHAM PACKAGING COMPANY 2ND LIEN TERM LOAN C+++/-                        6.44       04/01/2012        1,333,150
    1,250,000    GRAND VEHICLE WORKS 2ND LIEN TERM LOAN+++/-                               8.16       07/23/2011        1,234,375
    1,000,000    JUNO LIGHTING INCORPORATED 2ND LIEN TERM LOAN+++/-                        7.95       05/21/2011        1,013,750
    1,430,000    LAKE LAS VEGAS 1ST LIEN TERM LOAN+++/-                                    4.66       11/01/2009        1,441,326
    1,060,000    LAKE LAS VEGAS 2ND LIEN TERM LOAN+++/-                                    7.66       11/01/2010        1,077,225
       14,244    LEVI STRAUSS & COMPANY BANK DEBT+++/-                                     8.88       09/29/2009           15,188
      532,999    LEVI STRAUSS & COMPANY BANK DEBT+++/-                                     9.14       09/29/2009          568,310
    1,100,000    MAIDENFORM INCORPORATED 2ND LIEN TERM LOAN+++/-                           8.76       05/11/2011        1,122,000
    1,850,000    PIEDMONT HAWTHORNE 2ND LIEN TERM LOAN+++/-                                7.03       08/27/2011        1,866,187
      500,000    PRESTIGE BRANDS INCORPORATED 2ND LIEN TERM LOAN C+++/-                    6.08       10/06/2011          510,000
      800,000    SUNNY DELIGHT BEVERAGES COMPANY 2ND LIEN TERM LOAN+++/-                  10.04       08/20/2010          768,000
      299,248    UNITED RENTALS 1ST LIEN TERM LOAN B+++/-                                  4.28       02/14/2011          302,241
      975,000    VALOR TELECOMMUNICATIONS SENIOR SUBORDINATED TERM LOAN+++/-              12.88       06/15/2012          987,187
      350,000    VERIFONE INCORPORATED 2ND LIEN TERM LOAN+++/-                             7.68       12/31/2011          356,125
    1,343,250    WASTE SERVICES INCORPORATED TRANCHE B+++/-                                4.54       04/30/2011        1,329,818

TOTAL TERM LOANS (COST $19,540,345)                                                                                    19,710,882
                                                                                                                    -------------

SHARES

COMMON STOCK - 0.00%

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 0.00%
       14,199    FOSTER WHEELER LIMITED<<                                                                                  10,101
                                                                                                                    -------------
TOTAL COMMON STOCK (COST $3,660)                                                                                           10,101
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
PREFERRED STOCKS - 1.36%
        7,030    CBL & ASSOCIATES PROPERTIES INCORPORATED(Y)                                                        $     189,107
       30,000    FIRST REPUBLIC BANK PREFERRED CAPITAL CORPORATION II(Y)++                                                750,000
          135    FOSTER WHEELER LIMITED(A)                                                                                119,648
       13,521    GABLES RESIDENTIAL TRUST SERIES D(Y)                                                                     347,489
          800    LEVITZ HOME FURNISHINGS(Y)++                                                                             808,000
          121    PAXSON COMMUNICATIONS CORPORATION(Y)                                                                     906,447
          640    PORT TOWNSEND PAPER CORPORATION SERIES UNIT(Y)++                                                         678,400
          600    PUBLIC STORAGE SERIES X                                                                                   15,054
       16,169    REGENCY CENTERS CORPORATION(Y)                                                                           426,861

TOTAL PREFERRED STOCKS (COST $4,146,995)                                                                                4,241,006
                                                                                                                    -------------

WARRANTS - 0.00%
          500    GRANDE COMMUNICATIONS WARRANTS(Y)                                                                             50

TOTAL WARRANTS (COST $0)                                                                                                       50
                                                                                                                    -------------

COLLATERAL FOR SECURITIES LENDING - 17.17%
                 COLLATERAL FOR SECURITY LENDING                                                                       53,362,454

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $53,362,454)                                                             53,362,454
                                                                                                                    -------------

SHORT-TERM INVESTMENTS - 2.49%

PRINCIPAL                                                                            INTEREST RATE  MATURITY DATE
REPURCHASE AGREEMENTS - 2.49%
$   4,250,999    GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $4,251,224)                      1.93%      12/01/2004        4,250,999

    3,479,000    MORGAN STANLEY GROUP - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $3,479,184)                      1.93       12/01/2004        3,479,000
                                                                                                                    -------------
                                                                                                                        7,729,999
                                                                                                                    -------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,729,999)                                                                          7,729,999
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $347,871,431)*                      115.09%                                                                   $ 357,658,808

OTHER ASSETS AND LIABILITIES, NET         (15.09)                                                                     (46,890,158)
                                          ------                                                                    -------------
TOTAL NET ASSETS                          100.00%                                                                   $ 310,768,650
                                          ======                                                                    =============

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

Y PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
AFFILIATED BOND FUNDS - 5.42%
    1,588,813    WELLS FARGO HIGH YIELD BOND FUND CLASS A>>                                                         $  17,190,951

TOTAL AFFILIATED BOND FUNDS (COST $16,685,417)                                                                         17,190,951
                                                                                                                    -------------

BOND FUNDS - 4.77%
      136,500    ISHARES GS INVESTOP CORPORATE BOND FUND                                                               15,131,025

TOTAL BOND FUNDS (COST $15,015,819)                                                                                    15,131,025
                                                                                                                    -------------

PRINCIPAL                                                                            INTEREST RATE  MATURITY DATE
AGENCY NOTES - INTEREST BEARING - 4.23%
$   3,775,000    FHLB<<                                                                    3.25%      12/17/2007        3,744,419
    3,155,000    FHLMC<<                                                                   3.25       11/02/2007        3,137,032
    3,770,000    FNMA                                                                      3.13       12/15/2007        3,727,275
    2,755,000    FNMA                                                                      4.25       05/15/2009        2,793,534

TOTAL AGENCY NOTES - INTEREST BEARING (COST $13,516,552)                                                               13,402,260
                                                                                                                    -------------

ASSET-BACKED SECURITIES - 3.58%
      260,000    AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2002-C CLASS A4           3.55       02/12/2009          260,675
    2,155,000    CAPITAL ONE AUTO FINANCE TRUST SERIES 2003-B CLASS A4                     3.18       09/15/2010        2,134,973
    1,265,000    HYUNDAI AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3                     2.97       05/15/2009        1,256,761
    2,425,000    JOHN DEERE OWNER TRUST SERIES 2004-A CLASS A4                             3.02       03/15/2011        2,412,052
    2,200,000    PROVIDIAN GATEWAY MASTER TRUST SERIES 2001-B CLASS A+++/-                 2.40       04/15/2009        2,203,455
    3,110,000    TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2003-B CLASS A4                 3.20       12/13/2010        3,081,422

TOTAL ASSET-BACKED SECURITIES (COST $11,417,860)                                                                       11,349,338
                                                                                                                    -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.21%
      855,000    ARCAP REIT INCORPORATED SERIES 2004-RR3 CLASS B++                         5.04       09/21/2045          848,417
   50,176,255    BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                 SERIES 2004-1 CLASS XP(C)+/-                                              0.99       11/10/2039        1,498,981
   19,458,213    BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                 SERIES 2004-2 CLASS XP(C)+/-                                              1.31       11/10/2038          911,917
   54,465,000    BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                 SERIES 2004-4 CLASS XP(C)+/-                                              0.92       07/10/2042        1,930,261
   27,512,462    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 1998-C2 CLASS AX(C)+/-                                             1.17       11/11/2030          892,144
   35,645,533    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 2003-C3 CLASS AX++(C)+/-                                           0.26       05/15/2038        1,445,829
    3,071,000    DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B             7.30       06/10/2032        3,450,404
   25,500,000    FIRST UNION NATIONAL BANK - BANK OF AMERICA COMMERCIAL MORTGAGE
                 TRUST INTEREST ONLY SERIES 2001-C1 CLASS IO2++(C)+/-                      2.00       03/15/2033        1,832,734
    2,420,000    FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE
                 SERIES 1999-C4 CLASS A2                                                   7.39       12/15/2031        2,740,253
   27,350,695    GE CAPITAL MORTGAGE CORPORATION SERIES 2004-C1 CLASS X2++(C)+/-           1.38       11/10/2038        1,293,064
    1,570,000    GLOBAL SIGNAL TRUST++                                                     4.70       11/01/2034        1,556,385
    1,462,780    GLOBAL SIGNAL TRUST SERIES 2004-1 CLASS A++                               3.71       01/15/2034        1,453,366
    1,570,000    GLOBAL SIGNAL TRUST SERIES 2004-1A CLASS D++                              5.10       01/15/2034        1,570,535
   41,842,390    GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED INTEREST ONLY
                 SERIES 2002-C1 CLASS X1++(C)+/-                                           0.61       11/15/2039        1,395,716
    2,848,169    GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                 SERIES 1997-C1 CLASS A3                                                   6.87       07/15/2029        3,019,794
  114,600,000    GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION
                 SERIES 2004-GG1A CLASS XP++(C)+/-                                         0.55       06/10/2036        2,063,236
   20,776,919    MACH ONE TRUST COMMERCIAL MORTGAGE BACKED
                 SERIES 2004-1 CLASS X++(C)+/-                                             1.61       05/28/2040        1,360,240
   22,472,269    MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X++(C)+/-                  1.47       10/28/2033        1,123,613
   32,283,087    SALOMON BROTHERS MORTGAGE SECURITIES VII
                 SERIES 2002 KEY2 X1++(C)+/-                                               1.37       03/18/2036        2,019,775

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $32,629,306)                                                           32,406,664
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 47.03%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.52%
$   1,100,000    D.R. HORTON INCORPORATED                                                  5.63%      09/15/2014    $   1,097,250
      540,000    MDC HOLDINGS INCORPORATED                                                 5.50       05/15/2013          542,154

                                                                                                                        1,639,404
                                                                                                                    -------------

CHEMICALS & ALLIED PRODUCTS - 0.51%
    1,015,000    LUBRIZOL CORPORATION                                                      6.50       10/01/2034          995,225
      615,000    WYETH                                                                     5.50       02/01/2014          627,815

                                                                                                                        1,623,040
                                                                                                                    -------------

COMMUNICATIONS - 6.18%
      865,000    AT&T WIRELESS SERVICES INCORPORATED                                       7.88       03/01/2011        1,011,683
    1,010,000    BELLSOUTH CORPORATION                                                     4.20       09/15/2009        1,005,534
    1,010,000    BRITISH TELECOMMUNICATIONS PLC<<                                          8.38       12/15/2010        1,202,773
      490,000    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                 5.00       03/15/2012          481,551
    2,135,000    COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                        8.38       05/01/2007        2,356,449
    2,920,000    COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                        8.38       03/15/2013        3,537,828
      845,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 8.75       06/15/2030        1,085,172
    1,260,000    SBC COMMUNICATIONS                                                        5.10       09/15/2014        1,248,714
    1,560,000    SPRINT CAPITAL CORPORATION                                                4.78       08/17/2006        1,591,166
    1,220,000    SPRINT CAPITAL CORPORATION                                                6.90       05/01/2019        1,332,635
    1,610,000    TELECOM ITALIA CAPITAL++                                                  6.00       09/30/2034        1,532,367
      560,000    VERIZON GLOBAL FUNDING CORPORATION                                        7.75       12/01/2030          672,855
    1,725,000    VERIZON NEW ENGLAND INCORPORATED                                          6.50       09/15/2011        1,881,770
      590,000    VODAFONE GROUP PLC                                                        7.75       02/15/2010          682,344

                                                                                                                       19,622,841
                                                                                                                    -------------

DEPOSITORY INSTITUTIONS - 7.85%
    1,140,000    BANK OF AMERICA CORPORATION                                               7.80       09/15/2016        1,371,747
    5,140,000    CITIGROUP INCORPORATED++                                                  5.00       09/15/2014        5,104,863
      685,000    FIRST MIDWEST CAPITAL TRUST I                                             6.95       12/01/2033          728,544
    3,440,000    FLEETBOSTON FINANCIAL CORPORATION                                         3.85       02/15/2008        3,448,404
    3,335,000    HSBC HOLDINGS PLC<<                                                       7.50       07/15/2009        3,795,944
    1,525,000    NATIONAL CITY BANK SERIES BKNT                                            6.20       12/15/2011        1,658,375
    2,620,000    NATIONAL WESTMINSTER BANK PLC                                             7.38       10/01/2009        2,976,996
      515,000    POPULAR NORTH AMERICA CAPITAL TRUST I                                     6.56       09/15/2034          526,665
      385,000    UNIBANCO-UNIAO DE BANCO++                                                 7.38       12/15/2013          385,963
    3,655,000    US BANCORP SERIES MTNN                                                    3.95       08/23/2007        3,675,475
    1,255,000    WASHINGTON MUTUAL BANK FA                                                 5.13       01/15/2015        1,227,170

                                                                                                                       24,900,146
                                                                                                                    -------------

ELECTRIC, GAS & SANITARY SERVICES - 4.07%
      400,000    ALABAMA POWER CAPITAL TRUST V+/-                                          5.50       10/01/2042          414,139
    1,715,000    ALLIED WASTE NORTH AMERICA SERIES B                                       7.63       01/01/2006        1,762,162
      775,000    AMERICAN ELECTRIC POWER SERIES C                                          5.38       03/15/2010          805,704
    1,075,000    CONSTELLATION ENERGY GROUP INCORPORATED                                   4.55       06/15/2015        1,011,614
      660,000    CONSTELLATION ENERGY GROUP INCORPORATED                                   7.60       04/01/2032          777,710
    1,290,000    DOMINION RESOURCES INCORPORATED SERIES A                                  3.66       11/15/2006        1,290,814
      680,000    DOMINION RESOURCES INCORPORATED SERIES E                                  6.75       12/15/2032          727,326
    2,210,000    FPL GROUP CAPITAL INCORPORATED                                            4.09       02/16/2007        2,234,133

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
$   1,240,000    MIDAMERICAN ENERGY HOLDINGS                                               5.88%      10/01/2012    $   1,296,646
      435,000    PROGRESS ENERGY INCORPORATED                                              7.00       10/30/2031          468,142
    2,160,000    TXU CORPORATION++                                                         5.55       11/15/2014        2,126,412

                                                                                                                       12,914,802
                                                                                                                    -------------

FINANCIAL SERVICES - 0.73%
    2,355,000    NATIONWIDE BUILDING SOCIETY++                                             2.63       01/30/2007        2,312,078
                                                                                                                    -------------

FOOD & KINDRED PRODUCTS - 1.65%
    1,050,000    CADBURY SCHWEPPES US FINANCE LLC++                                        3.88       10/01/2008        1,041,730
    1,930,000    CIA BRASILEIRA DE BEBIDAS                                                10.50       12/15/2011        2,383,550
    1,250,000    CIA BRASILEIRA DE BEBIDAS                                                 8.75       09/15/2013        1,423,438
      365,000    GENERAL MILLS INCORPORATED                                                5.13       02/15/2007          376,162

                                                                                                                        5,224,880
                                                                                                                    -------------

FOOD STORES - 0.43%
    1,255,000    KROGER COMPANY<<                                                          6.20       06/15/2012        1,357,241
                                                                                                                    -------------

FORESTRY - 0.14%
      431,000    WEYERHAEUSER COMPANY                                                      5.95       11/01/2008          459,658
                                                                                                                    -------------

GENERAL MERCHANDISE STORES - 0.12%
      350,000    FEDERATED DEPARTMENT STORES                                               6.63       04/01/2011          388,030
                                                                                                                    -------------

HEALTH SERVICES - 0.35%
      390,000    HUMANA INCORPORATED                                                       6.30       08/01/2018          392,445
      725,000    UNITEDHEALTH GROUP INCORPORATED                                           4.88       04/01/2013          723,234

                                                                                                                        1,115,679
                                                                                                                    -------------

HOLDING & OTHER INVESTMENT OFFICES - 5.07%
    1,210,000    BRANDYWINE REALTY TRUST                                                   5.40       11/01/2014        1,191,070
      810,000    ERP OPERATING LIMITED PARTNERSHIP                                         5.25       09/15/2014          806,600
      850,000    LIBERTY PROPERTY LIMITED PARTNERSHIP                                      5.65       08/15/2014          862,256
    2,610,000    PREFERRED TERM SECURITIES XIII CLASS B-3+++/-                             4.63       03/24/2034        2,518,650
    2,710,000    PREFERRED TERM SECURITIES XIV CLASS B-1+++/-                              3.51       06/24/2034        2,710,000
    1,490,000    SIMON PROPERTY GROUP LIMITED PARTNERSHIP                                  6.38       11/15/2007        1,589,648
    6,500,000    TRAC-X NA LIMITED SERIES SER2++                                           4.25       03/25/2009        6,419,010

                                                                                                                       16,097,234
                                                                                                                    -------------

INSURANCE CARRIERS - 3.71%
      855,000    AETNA INCORPORATED                                                        7.88       03/01/2011          989,242
      800,000    CITIZENS PROPERTY INSURANCE++                                             7.13       02/25/2019          905,455
      460,000    JOHN HANCOCK FINANCIAL SERVICES INCORPORATED                              5.63       12/01/2008          484,557
      415,000    MBIA INCORPORATED                                                         9.38       02/15/2011          525,825
      660,000    METLIFE INCORPORATED                                                      5.38       12/15/2012          676,600
      880,000    NATIONWIDE CSN TRUST++                                                    9.88       02/15/2025          930,678
    2,440,000    ODYSSEY RE HOLDINGS                                                       7.65       11/01/2013        2,646,229
    1,120,000    OHIO CASUALTY CORPORATION                                                 7.30       06/15/2014        1,169,960
    1,370,000    PRINCIPAL LIFE INCORPORATED FUNDING                                       3.20       04/01/2009        1,318,519
    1,175,000    PRUDENTIAL FINANCIAL INCORPORATED                                         4.10       11/15/2006        1,187,078
      950,000    PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                              3.75       05/01/2008          940,480

                                                                                                                       11,774,623
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
MOTION PICTURES - 0.44%
$   1,130,000    TIME WARNER ENTERTAINMENT COMPANIES LIMITED PARTNERSHIP                   8.38%      07/15/2033    $   1,411,936
                                                                                                                    -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.37%
    1,435,000    AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                          2.75       06/15/2008        1,375,001
      655,000    AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH<<                        4.00       03/15/2011          628,786
      740,000    CIT GROUP INCORPORATED SERIES MTN                                         4.75       12/15/2010          742,039
    2,410,000    COUNTRYWIDE HOME LOANS INCORPORATED                                       3.25       05/21/2008        2,347,870
      965,000    GENERAL MOTORS ACCEPTANCE CORPORATION<<                                   6.75       12/01/2014          951,883
    3,550,000    HOUSEHOLD FINANCE CORPORATION                                             8.00       07/15/2010        4,156,908
      480,000    MBNA CORP CORPORATION SERIES MTN<<                                        5.63       11/30/2007          502,488

                                                                                                                       10,704,975
                                                                                                                    -------------

OIL & GAS EXTRACTION - 0.73%
      580,000    CANADIAN NATURAL RESOURCES                                                5.85       02/01/2035          563,009
    1,445,000    CONOCOPHILLIPS                                                            8.75       05/25/2010        1,759,230

                                                                                                                        2,322,239
                                                                                                                    -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.22%
      600,000    KEYSPAN CORPORATION                                                       7.63       11/15/2010          699,901
                                                                                                                    -------------

PIPELINES, EXCEPT NATURAL GAS - 0.17%
      530,000    MAGELLAN MIDSTREAM PARTNERS                                               5.65       10/15/2016          529,052
                                                                                                                    -------------

PRIMARY METAL INDUSTRIES - 0.18%
      565,000    ALCOA INCORPORATED                                                        5.38       01/15/2013          585,443
                                                                                                                    -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.10%
      300,000    DEX MEDIA INCORPORATED                                                    8.00       11/15/2013          321,375
                                                                                                                    -------------

RAILROAD TRANSPORTATION - 0.98%
      625,000    BURLINGTON NORTHERN SANTA FE                                              7.00       12/15/2025          697,501
      515,000    CANADIAN NATIONAL RAILWAY COMPANY                                         6.38       10/15/2011          568,554
    1,185,000    UNION PACIFIC CORPORATION                                                 5.38       05/01/2014        1,209,949
      645,000    UNION PACIFIC CORPORATION                                                 4.88       01/15/2015          633,000

                                                                                                                        3,109,004
                                                                                                                    -------------

REAL ESTATE - 0.92%
      410,000    DUKE REALTY LIMITED PARTNERSHIP                                           5.40       08/15/2014          412,899
    1,500,000    EOP OPERATING LIMITED PARTNERSHIP                                         7.00       07/15/2011        1,678,767
      780,000    SIMON PROPERTY GROUP LIMITED PARTNERSHIP                                  6.35       08/28/2012          839,902

                                                                                                                        2,931,568
                                                                                                                    -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 5.29%
    4,845,000    CREDIT SUISSE FB USA INCORPORATED                                         4.70       06/01/2009        4,942,210
    1,015,000    GOLDMAN SACHS CAPITAL INCORPORATED<<                                      6.35       02/15/2034        1,026,325
      767,000    JEFFERIES GROUP INCORPORATED                                              7.75       03/15/2012          876,845
    4,045,000    JP MORGAN CHASE & COMPANY                                                 6.63       03/15/2012        4,498,667
    1,615,000    JP MORGAN CHASE & COMPANY                                                 5.13       09/15/2014        1,608,492
    2,180,000    MERRILL LYNCH & COMPANY                                                   5.00       01/15/2015        2,144,248
    1,745,000    MORGAN STANLEY                                                            4.75       04/01/2014        1,682,838

                                                                                                                       16,779,625
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
TRANSPORTATION EQUIPMENT - 2.89%
$     615,000    CHC HELICOPTER CORPORATION                                                7.38%      05/01/2014    $     648,825
    2,270,000    DAIMLERCHRYSLER NA HOLDINGS CORPORATION                                   7.20       09/01/2009        2,513,689
      370,000    DAIMLERCHRYSLER NA HOLDINGS CORPORATION                                   7.30       01/15/2012          415,881
    2,060,000    FORD MOTOR COMPANY                                                        7.45       07/16/2031        2,004,069
    1,770,000    GENERAL MOTORS ACCEPTANCE CORPORATION                                     8.00       11/01/2031        1,773,693
      860,000    NORTHROP GRUMMAN CORPORATION                                              4.08       11/16/2006          867,610
      505,000    NORTHROP GRUMMAN CORPORATION                                              7.13       02/15/2011          572,925
      353,000    RAYTHEON COMPANY                                                          6.75       08/15/2007          381,492

                                                                                                                        9,178,184
                                                                                                                    -------------

WATER TRANSPORTATION - 0.41%
      705,000    REPUBLIC SERVICES INCORPORATED                                            6.75       08/15/2011          786,633
      535,000    UNITED UTILITIES                                                          5.38       02/01/2019          516,854

                                                                                                                        1,303,487
                                                                                                                    -------------

TOTAL CORPORATE BONDS & NOTES (COST $148,827,169)                                                                     149,306,445
                                                                                                                    -------------

MORTGAGE-BACKED SECURITIES - 2.23%
   38,351,149    CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 2004-C1 CLASS AX++(C)+/-                                           0.06       01/15/2037          932,048
   30,086,756    LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE OBLIGATION
                 SERIES C3 CLASS X CLASS++(C)+/-                                           0.24       02/15/2037          913,969
   75,198,986    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002 C1++(C)+/-            0.35       04/15/2034        2,253,022
   44,077,651    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003
                 C4 XP++(C)+/-                                                             1.20       04/15/2035        1,792,603
   10,705,027    WASHINGTON MUTUAL ASSET SECURITIES CORPORATION SERIES 2003-C1A
                 CLASS X++(C)+/-                                                           3.34       01/25/2035        1,188,888

TOTAL MORTGAGE-BACKED SECURITIES (COST $7,040,634)                                                                      7,080,530
                                                                                                                    -------------

FOREIGN GOVERNMENT BONDS - 1.18%
      455,000    MALAYSIA GOVERNMENT INTERNATIONAL BOND                                    8.75       06/01/2009          538,745
    1,075,000    REPUBLIC OF SOUTH AFRICA                                                  6.50       06/02/2014        1,167,719
    2,130,000    UNITED MEXICAN STATES                                                     6.75       09/27/2034        2,023,500

TOTAL FOREIGN GOVERNMENT BONDS (COST $3,693,886)                                                                        3,729,964
                                                                                                                    -------------

US GOVERNMENT AGENCY SECURITIES - 2.95%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.20%
    4,000,000    FHLMC<<                                                                   7.00       03/15/2010        4,549,364
    2,285,000    FHLMC                                                                     5.50       09/15/2011        2,437,575

                                                                                                                        6,986,939
                                                                                                                    -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.75%
    2,100,000    FNMA<<                                                                    3.25       08/15/2008        2,066,197
      278,786    FNMA #520842                                                              8.00       11/01/2029          303,947

                                                                                                                        2,370,144
                                                                                                                    -------------
TOTAL US GOVERNMENT AGENCY SECURITIES (COST $9,352,646)                                                                 9,357,083
                                                                                                                    -------------

US TREASURY SECURITIES - 15.61%

US TREASURY BILLS - 0.09%
      300,000    US TREASURY BILL^#                                                        2.24       04/14/2005          297,482
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
US TREASURY BONDS - 1.17%
$   3,520,000    US TREASURY BOND<<                                                        5.38%      02/15/2031    $   3,704,800
                                                                                                                    -------------

US TREASURY NOTES - 14.35%
    8,000,000    US TREASURY NOTE<<                                                        1.88       12/31/2005        7,929,688
    8,000,000    US TREASURY NOTE<<                                                        2.38       08/31/2006        7,921,560
      350,000    US TREASURY NOTE<<                                                        2.50       09/30/2006          347,033
      135,000    US TREASURY NOTE<<                                                        6.25       02/15/2007          144,097
    3,025,000    US TREASURY NOTE<<                                                        3.13       05/15/2007        3,023,581
    6,010,000    US TREASURY NOTE<<                                                        2.75       08/15/2007        5,938,865
    5,200,000    US TREASURY NOTE<<                                                        5.63       05/15/2008        5,577,608
    3,050,000    US TREASURY NOTE<<                                                        3.38       11/15/2008        3,035,464
    6,255,000    US TREASURY NOTE<<                                                        3.38       10/15/2009        6,166,304
      505,000    US TREASURY NOTE<<                                                        3.50       11/15/2009          500,424
    4,975,000    US TREASURY NOTE<<                                                        4.25       11/15/2014        4,932,245

                                                                                                                       45,516,869
                                                                                                                    -------------

TOTAL US TREASURY SECURITIES (COST $49,807,799)                                                                        49,519,151
                                                                                                                    -------------

COLLATERAL FOR SECURITIES LENDING - 14.02%
                 COLLATERAL FOR SECURITY LENDING                                                                       44,478,626

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $44,478,626)                                                             44,478,626
                                                                                                                    -------------

SHARES

SHORT-TERM INVESTMENTS - 2.81%
    8,911,418    WELLS FARGO MONEY MARKET TRUST~>>                                                                      8,911,418
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,911,418)                                                                          8,911,418
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $361,377,132)*                      114.04%                                                                   $ 361,863,455

OTHER ASSETS AND LIABILITIES, NET         (14.04)                                                                     (44,544,006)
                                          ------                                                                    -------------
TOTAL NET ASSETS                          100.00%                                                                   $ 317,319,449
                                          ======                                                                    =============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $25,596,835.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECIEVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
AFFILIATED BOND FUNDS - 40.65%
    2,731,402    WELLS FARGO HIGH YIELD BOND FUND CLASS A>>                                                         $  29,553,772

TOTAL AFFILIATED BOND FUNDS (COST $28,461,211)                                                                         29,553,772
                                                                                                                    -------------

PRINCIPAL                                                                            INTEREST RATE  MATURITY DATE
ASSET-BACKED SECURITIES - 3.86%
$     515,000    CAPITAL ONE AUTO FINANCE TRUST SERIES 2003-B CLASS A4                     3.18%      09/15/2010          510,214
      165,000    HYUNDAI AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3                     2.97       05/15/2009          163,925
      360,000    JOHN DEERE OWNER TRUST SERIES 2004-A CLASS A4                             3.02       03/15/2011          358,078
      615,000    ONYX ACCEPTANCE AUTO TRUST SERIES 2004-A CLASS A4                         2.94       12/15/2010          604,476
      670,000    WFS FINANCIAL OWNER TRUST SERIES 2004-2 CLASS A4                          3.54       11/21/2011          669,569
      500,000    WHOLE AUTO LOAN TRUST++                                                   5.60       03/15/2011          498,125

TOTAL ASSET-BACKED SECURITIES (COST $2,824,791)                                                                         2,804,387
                                                                                                                    -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.29%
      110,000    ARCAP REIT INCORPORATED SERIES 2004-RR3 CLASS B++                         5.04       09/21/2045          109,153
    6,960,000    BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-4
                 CLASS XP(C)+/-                                                            0.92       07/10/2042          246,665
    3,804,868    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 1998-C2
                 CLASS AX(C)+/-                                                            1.17       11/11/2030          123,380
    5,482,030    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-C3
                 CLASS AX++(C)+/-                                                          0.26       05/15/2038          222,358
    1,960,000    FIRST UNION NATIONAL BANK - BANK OF AMERICA COMMERCIAL MORTGAGE
                 TRUST INTEREST ONLY SERIES 2001-C1 CLASS IO2++(C)+/-                      2.00       03/15/2033          140,869
      315,000    FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                 CLASS A2                                                                  7.39       12/15/2031          356,686
      200,000    GLOBAL SIGNAL TRUST++                                                     4.70       11/01/2034          198,266
      200,000    GLOBAL SIGNAL TRUST SERIES 2004-1A CLASS D++                              5.10       01/15/2034          200,068
    4,167,704    GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED INTEREST ONLY
                 SERIES 2002-C1 CLASS X1++(C)+/-                                           0.61       11/15/2039          139,020
      415,185    GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 1997-C1
                 CLASS A3                                                                  6.87       07/15/2029          440,203
   15,170,000    GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2004-GG1A
                 CLASS XP(C)+/-++                                                          0.55       06/10/2036          273,118
    3,336,476    MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1
                 CLASS X++(C)+/-                                                           1.61       05/28/2040          218,435
    2,933,991    MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X++(C)+/-                  1.47       10/28/2033          146,699
    4,898,618    SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002
                 KEY2 X1++(C)+/-                                                           1.37       03/18/2036          306,480

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $3,143,291)                                                             3,121,400
                                                                                                                    -------------

CORPORATE BONDS & NOTES - 34.67%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.37%
      140,000    D.R. HORTON INCORPORATED                                                  5.63       09/15/2014          139,650
      130,000    MDC HOLDINGS INCORPORATED                                                 5.50       05/15/2013          130,519

                                                                                                                          270,169
                                                                                                                    -------------

BUSINESS SERVICES - 1.12%
      825,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                           4.75       09/15/2014          811,410
                                                                                                                    -------------

CHEMICALS & ALLIED PRODUCTS - 0.57%
       70,000    ABBOTT LABORATORIES                                                       5.63       07/01/2006           72,550
      150,000    LUBRIZOL CORPORATION                                                      6.50       10/01/2034          147,077
      190,000    WYETH                                                                     5.50       02/01/2014          193,959

                                                                                                                          413,586
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS - 3.97%
$     120,000    AT&T WIRELESS SERVICES INCORPORATED                                       7.88%      03/01/2011    $     140,349
      340,000    BELLSOUTH CORPORATION                                                     4.20       09/15/2009          338,497
      165,000    BRITISH TELECOMMUNICATIONS PLC                                            8.38       12/15/2010          196,493
       75,000    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                 5.00       03/15/2012           73,707
      500,000    COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                        8.38       03/15/2013          605,792
      145,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 8.75       06/15/2030          186,213
      110,000    SBC COMMUNICATIONS                                                        5.10       09/15/2014          109,015
      350,000    SPRINT CAPITAL CORPORATION                                                6.90       05/01/2019          382,313
      240,000    TELECOM ITALIA CAPITAL++                                                  6.00       09/30/2034          228,427
      165,000    VERIZON GLOBAL FUNDING CORPORATION                                        7.75       12/01/2030          198,252
      300,000    VERIZON NEW ENGLAND INCORPORATED                                          6.50       09/15/2011          327,264
       85,000    VODAFONE GROUP PLC                                                        7.75       02/15/2010           98,304

                                                                                                                        2,884,626
                                                                                                                    -------------

DEPOSITORY INSTITUTIONS - 5.22%
      365,000    BANK OF AMERICA CORPORATION                                               7.80       09/15/2016          439,200
      810,000    CITIGROUP INCORPORATED++                                                  5.00       09/15/2014          804,463
      165,000    FIRST MIDWEST CAPITAL TRUST I                                             6.95       12/01/2033          175,489
      295,000    FLEETBOSTON FINANCIAL CORPORATION                                         3.85       02/15/2008          295,721
      135,000    HSBC HOLDINGS PLC                                                         7.50       07/15/2009          153,659
      140,000    JP MORGAN CHASE & COMPANY                                                 5.25       05/30/2007          145,565
      270,000    NATIONAL CITY BANK SERIES BKNT                                            6.20       12/15/2011          293,614
      505,000    NATIONAL WESTMINSTER BANK PLC                                             7.38       10/01/2009          573,806
       65,000    POPULAR NORTH AMERICA CAPITAL TRUST I                                     6.56       09/15/2034           66,472
      130,000    UNIBANCO-UNIAO DE BANCO++                                                 7.38       12/15/2013          130,325
      560,000    US BANCORP SERIES MTNN                                                    3.95       08/23/2007          563,137
      160,000    WASHINGTON MUTUAL BANK FA                                                 5.13       01/15/2015          156,452

                                                                                                                        3,797,903
                                                                                                                    -------------

ELECTRIC, GAS & SANITARY SERVICES - 2.84%
      435,000    ALLIED WASTE NORTH AMERICA SERIES B                                       7.63       01/01/2006          446,962
      135,000    AMERICAN ELECTRIC POWER SERIES C                                          5.38       03/15/2010          140,348
      130,000    CONSTELLATION ENERGY GROUP INCORPORATED                                   7.60       04/01/2032          153,185
      165,000    DOMINION RESOURCES INCORPORATED SERIES A                                  3.66       11/15/2006          165,104
      155,000    DOMINION RESOURCES INCORPORATED SERIES E                                  6.75       12/15/2032          165,788
      375,000    FPL GROUP CAPITAL INCORPORATED                                            4.09       02/16/2007          379,095
      205,000    MIDAMERICAN ENERGY HOLDINGS                                               5.88       10/01/2012          214,365
       70,000    PROGRESS ENERGY INCORPORATED                                              7.00       10/30/2031           75,333
      330,000    TXU CORPORATION++                                                         5.55       11/15/2014          324,869

                                                                                                                        2,065,049
                                                                                                                    -------------

FINANCIAL SERVICES - 0.68%
      505,000    NATIONWIDE BUILDING SOCIETY++                                             2.63       01/30/2007          495,796
                                                                                                                    -------------

FOOD & KINDRED PRODUCTS - 1.34%
      240,000    CADBURY SCHWEPPES US FINANCE LLC++                                        3.88       10/01/2008          238,110
      260,000    CIA BRASILEIRA DE BEBIDAS                                                10.50       12/15/2011          321,100
      185,000    CIA BRASILEIRA DE BEBIDAS                                                 8.75       09/15/2013          210,668
      125,000    CONAGRA INCORPORATED                                                      7.00       10/01/2028          142,285

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
$      60,000    GENERAL MILLS INCORPORATED                                                5.13%      02/15/2007    $      61,835
                                                                                                                          973,998
                                                                                                                    -------------

FOOD STORES - 0.31%
      210,000    KROGER COMPANY                                                            6.20       06/15/2012          227,108
                                                                                                                    -------------

FORESTRY - 0.09%
       58,000    WEYERHAEUSER COMPANY                                                      5.95       11/01/2008           61,857
                                                                                                                    -------------

GENERAL MERCHANDISE STORES - 0.11%
       70,000    FEDERATED DEPARTMENT STORES                                               6.63       04/01/2011           77,606
                                                                                                                    -------------

HEALTH SERVICES - 0.19%
       45,000    HUMANA INCORPORATED                                                       6.30       08/01/2018           45,282
       90,000    UNITEDHEALTH GROUP INCORPORATED                                           4.88       04/01/2013           89,781

                                                                                                                          135,063
                                                                                                                    -------------

HOLDING & OTHER INVESTMENT OFFICES - 1.80%
      175,000    BRANDYWINE REALTY TRUST                                                   5.40       11/01/2014          172,262
      105,000    ERP OPERATING LIMITED PARTNERSHIP                                         5.25       09/15/2014          104,559
      110,000    LIBERTY PROPERTY LIMITED PARTNERSHIP                                      5.65       08/15/2014          111,586
      385,000    PREFERRED TERM SECURITIES XIII CLASS B-3+++/-                             4.63       03/24/2034          371,525
      360,000    PREFERRED TERM SECURITIES XIV CLASS B-1+++/-                              3.51       06/24/2034          360,000
      175,000    SIMON PROPERTY GROUP LIMITED PARTNERSHIP                                  6.38       11/15/2007          186,704

                                                                                                                        1,306,636
                                                                                                                    -------------

INSURANCE CARRIERS - 2.88%
      110,000    AETNA INCORPORATED                                                        7.88       03/01/2011          127,271
       75,000    AMERICAN INTERNATIONAL GROUP SERIES MTNF                                  2.85       12/01/2005           74,949
      130,000    ASSURANT INCORPORATED                                                     6.75       02/15/2034          136,066
      100,000    CITIZENS PROPERTY INSURANCE++                                             7.13       02/25/2019          113,182
       50,000    MBIA INCORPORATED                                                         9.38       02/15/2011           63,352
      135,000    METLIFE INCORPORATED                                                      5.38       12/15/2012          138,395
      120,000    NATIONWIDE CSN TRUST++                                                    9.88       02/15/2025          126,911
      355,000    ODYSSEY RE HOLDINGS                                                       7.65       11/01/2013          385,005
      180,000    OHIO CASUALTY CORPORATION                                                 7.30       06/15/2014          188,029
      305,000    PRINCIPAL LIFE INCORPORATED FUNDING                                       3.20       04/01/2009          293,539
      235,000    PRUDENTIAL FINANCIAL INCORPORATED                                         4.10       11/15/2006          237,415
      210,000    PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                              3.75       05/01/2008          207,896

                                                                                                                        2,092,010
                                                                                                                    -------------

MOTION PICTURES - 0.51%
      295,000    TIME WARNER ENTERTAINMENT COMPANIES LIMITED PARTNERSHIP                   8.38       07/15/2033          368,603
                                                                                                                    -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.67%
      135,000    AMERICAN EXPRESS CREDIT CORPORATION                                       3.00       05/16/2008          131,624
      220,000    AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                          2.75       06/15/2008          210,802
      145,000    AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH<<                        4.00       03/15/2011          139,197
       90,000    CIT GROUP INCORPORATED SERIES MTN                                         4.75       12/15/2010           90,248
      200,000    COUNTRYWIDE HOME LOANS INCORPORATED                                       3.25       05/21/2008          194,844
      125,000    GENERAL MOTORS ACCEPTANCE CORPORATION<<                                   6.75       12/01/2014          123,301
      900,000    HOUSEHOLD FINANCE CORPORATION                                             8.00       07/15/2010        1,053,864

                                                                                                                        1,943,880
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
OIL & GAS EXTRACTION - 0.51%
$      85,000    CANADIAN NATURAL RESOURCES                                                5.85%      02/01/2035    $      82,510
      235,000    CONOCOPHILLIPS                                                            8.75       05/25/2010          286,103

                                                                                                                          368,613
                                                                                                                    -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.15%
       95,000    KEYSPAN CORPORATION                                                       7.63       11/15/2010          110,818
                                                                                                                    -------------

PIPELINES, EXCEPT NATURAL GAS - 0.10%
       70,000    MAGELLAN MIDSTREAM PARTNERS                                               5.65       10/15/2016           69,875
                                                                                                                    -------------

PRIMARY METAL INDUSTRIES - 0.10%
       70,000    ALCOA INCORPORATED                                                        5.38       01/15/2013           72,533
                                                                                                                    -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.18%
      125,000    DEX MEDIA INCORPORATED                                                    8.00       11/15/2013          133,906
                                                                                                                    -------------

RAILROAD TRANSPORTATION - 0.70%
      100,000    BURLINGTON NORTHERN SANTA FE                                              7.00       12/15/2025          111,600
      110,000    CANADIAN NATIONAL RAILWAY COMPANY                                         6.38       10/15/2011          121,439
      190,000    UNION PACIFIC CORPORATION                                                 5.38       05/01/2014          194,000
       80,000    UNION PACIFIC CORPORATION                                                 4.88       01/15/2015           78,512

                                                                                                                          505,551
                                                                                                                    -------------

REAL ESTATE - 0.47%
       55,000    DUKE REALTY LIMITED PARTNERSHIP                                           5.40       08/15/2014           55,389
      190,000    EOP OPERATING LIMITED PARTNERSHIP                                         7.00       07/15/2011          212,644
       65,000    SIMON PROPERTY GROUP LIMITED PARTNERSHIP                                  6.35       08/28/2012           69,992

                                                                                                                          338,025
                                                                                                                    -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 4.47%
      730,000    CREDIT SUISSE FB USA INCORPORATED                                         4.70       06/01/2009          744,647
      315,000    GOLDMAN SACHS CAPITAL INCORPORATED                                        6.35       02/15/2034          318,515
      220,000    JEFFERIES GROUP INCORPORATED                                              7.75       03/15/2012          251,507
      560,000    JP MORGAN CHASE & COMPANY                                                 6.63       03/15/2012          622,807
      260,000    JP MORGAN CHASE & COMPANY                                                 5.13       09/15/2014          258,952
      330,000    MERRILL LYNCH & COMPANY                                                   5.00       01/15/2015          324,588
      755,000    MORGAN STANLEY                                                            4.75       04/01/2014          728,104

                                                                                                                        3,249,120
                                                                                                                    -------------

TRANSPORTATION EQUIPMENT - 2.93%
      285,000    CHC HELICOPTER CORPORATION                                                7.38       05/01/2014          300,675
      455,000    DAIMLERCHRYSLER NA HOLDINGS CORPORATION                                   7.20       09/01/2009          503,845
       50,000    DAIMLERCHRYSLER NA HOLDINGS CORPORATION                                   7.30       01/15/2012           56,200
      505,000    FORD MOTOR COMPANY<<                                                      7.45       07/16/2031          491,289
      475,000    GENERAL MOTORS ACCEPTANCE CORPORATION                                     8.00       11/01/2031          475,991
      115,000    NORTHROP GRUMMAN CORPORATION                                              4.08       11/16/2006          116,018
      120,000    NORTHROP GRUMMAN CORPORATION                                              7.13       02/15/2011          136,141
       44,000    RAYTHEON COMPANY                                                          6.75       08/15/2007           47,552

                                                                                                                        2,127,711
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
WATER TRANSPORTATION - 0.39%
$     140,000    REPUBLIC SERVICES INCORPORATED                                            6.75%      08/15/2011    $     156,211
      130,000    UNITED UTILITIES                                                          5.38       02/01/2019          125,591

                                                                                                                          281,802
                                                                                                                    -------------

TOTAL CORPORATE BONDS & NOTES (COST $25,042,846)                                                                       25,183,254
                                                                                                                    -------------

MORTGAGE-BACKED SECURITIES - 1.32%
    4,059,951    CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 2004-C1 CLASS AX+/-++(C)                                           0.06       01/15/2037           98,669
    4,701,240    LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE OBLIGATION SERIES C3
                 CLASS X CLASS++(C)+/-                                                     0.24       02/15/2037          142,813
   12,257,532    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002 C1++(C)+/-            0.35       04/15/2034          367,245
    3,526,667    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003
                 C4 XP(C)+/-++                                                             1.20       04/15/2035          143,427
    1,888,857    WASHINGTON MUTUAL ASSET SECURITIES CORPORATION SERIES 2003-C1A
                 CLASS X++(C)+/-                                                           3.34       01/25/2035          209,774

TOTAL MORTGAGE-BACKED SECURITIES (COST $955,354)                                                                          961,928
                                                                                                                    -------------

FOREIGN GOVERNMENT BONDS - 8.22%
    1,650,000    DEUTSCHE BUNDESREPUBLIK (EURO)                                            4.50       01/04/2013        2,335,227
      310,000    MALAYSIA GOVERNMENT INTERNATIONAL BOND                                    8.75       06/01/2009          367,057
    1,750,000    NEW ZEALAND GOVERNMENT SERIES 1111 (NZD)                                  6.00       11/15/2011        1,257,276
      335,000    REPUBLIC OF SOUTH AFRICA                                                  6.50       06/02/2014          363,894
      600,000    UNITED KINGDOM GILT BOND (BRITISH POUND)                                  5.00       03/07/2008        1,164,790
      515,000    UNITED MEXICAN STATES                                                     6.75       09/27/2034          489,250

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $5,128,886)                                                                       5,977,494
                                                                                                                    -------------

US GOVERNMENT AGENCY SECURITIES - 0.02%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.01%
        5,446    FHLMC #C00922                                                             8.00       02/01/2030            5,912
                                                                                                                    -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.01%
        8,376    GNMA #516121                                                              7.50       12/15/2029            9,013
                                                                                                                    -------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $13,781)                                                                       14,925
                                                                                                                    -------------

US TREASURY SECURITIES - 5.52%

US TREASURY BONDS - 1.77%
      100,000    US TREASURY BOND<<                                                        6.00       02/15/2026          112,051
    1,120,000    US TREASURY BOND<<                                                        5.38       02/15/2031        1,178,800

                                                                                                                        1,290,851
                                                                                                                    -------------

US TREASURY NOTES - 3.75%
      515,000    US TREASURY NOTE<<                                                        3.13       05/15/2007          514,758
       75,000    US TREASURY NOTE<<                                                        2.75       08/15/2007           74,112
    2,155,000    US TREASURY NOTE<<                                                        4.25       11/15/2014        2,136,480

                                                                                                                        2,725,350
                                                                                                                    -------------

TOTAL US TREASURY SECURITIES (COST $4,069,025)                                                                          4,016,201
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
SHORT-TERM INVESTMENTS - 0.49%
      361,212    WELLS FARGO MONEY MARKET TRUST~>>                                                                  $     361,212
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $361,212)                                                                              361,212
                                                                                                                    -------------

COLLATERAL FOR SECURITIES LENDING - 4.93%
                 COLLATERAL FOR SECURITY LENDING                                                                        3,582,714

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,582,714)                                                               3,582,714
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $73,583,111)*                       103.97%                                                                   $  75,577,287

OTHER ASSETS AND LIABILITIES, NET          (3.97)                                                                      (2,883,215)
                                          ------                                                                    -------------
TOTAL NET ASSETS                          100.00%                                                                   $  72,694,072
                                          ======                                                                    =============

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $28,822,423.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECIEVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

+/-   VARIABLE RATE SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 1.32%

HOLDING & OTHER INVESTMENT OFFICES - 1.32%
$   1,050,000    PREFERRED TERM SECURITIES XIV CLASS A-2+/-++                              2.49%      06/24/2034    $   1,050,000
                                                                                                                    -------------

TOTAL CORPORATE BONDS & NOTES (COST $1,050,000)                                                                         1,050,000
                                                                                                                    -------------

US GOVERNMENT AGENCY SECURITIES - 2.55%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.55%
    2,000,000    FNMA+/-                                                                   3.79       02/17/2009        2,021,580
                                                                                                                    -------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $2,000,000)                                                                 2,021,580
                                                                                                                    -------------

US TREASURY SECURITIES - 95.01%

US TREASURY BONDS - 43.80%
   13,100,000    US TREASURY BOND - INFLATION PROTECTED&<<                                 2.00       07/15/2014       13,505,122
    1,500,000    US TREASURY BOND - INFLATION PROTECTED&                                   2.38       01/15/2025        1,564,832
    7,100,000    US TREASURY BOND - INFLATION PROTECTED&                                   3.63       04/15/2028       10,538,876
    5,980,000    US TREASURY BOND - INFLATION PROTECTED&                                   3.88       04/15/2029        9,125,614

                                                                                                                       34,734,444
                                                                                                                    -------------

US TREASURY NOTES - 51.21%
    4,610,000    US TREASURY NOTE - INFLATION PROTECTED&<<                                 3.63       01/15/2008        5,934,043
    8,615,000    US TREASURY NOTE - INFLATION PROTECTED&<<                                 3.88       01/15/2009       11,221,349
    2,700,000    US TREASURY NOTE - INFLATION PROTECTED&<<                                 0.88       04/15/2010        2,682,597
    4,300,000    US TREASURY NOTE - INFLATION PROTECTED&<<                                 3.50       01/15/2011        5,328,805
    3,725,000    US TREASURY NOTE - INFLATION PROTECTED&                                   3.38       01/15/2012        4,523,982
    9,300,000    US TREASURY NOTE - INFLATION PROTECTED&<<                                 3.00       07/15/2012       10,917,953

                                                                                                                       40,608,729
                                                                                                                    -------------

TOTAL US TREASURY SECURITIES (COST $74,029,790)                                                                        75,343,173
                                                                                                                    -------------

COLLATERAL FOR SECURITIES LENDING - 50.44%
                 COLLATERAL FOR SECURITY LENDING                                                                       39,999,112

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $39,999,112)                                                             39,999,112
                                                                                                                    -------------

SHARES

SHORT-TERM INVESTMENTS - 0.77%
      613,419    WELLS FARGO MONEY MARKET TRUST~>>                                                                        613,419
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $613,419)                                                                              613,419
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $117,692,321)*                      150.09%                                                                   $ 119,027,284

OTHER ASSETS AND LIABILITIES, NET         (50.09)                                                                     (39,724,604)
                                          ------                                                                    -------------
TOTAL NET ASSETS                          100.00%                                                                   $  79,302,680
                                          ======                                                                    =============

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE SECURITIES.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $613,419.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
AGENCY NOTES - DISCOUNT - 1.18%
$   7,200,000    FHLMC^                                                                    1.97%      12/13/2004    $   7,195,272

TOTAL AGENCY NOTES - DISCOUNT (COST $7,195,272)                                                                         7,195,272
                                                                                                                    -------------

AGENCY NOTES - INTEREST BEARING - 20.62%
    8,005,000    FHLB<<                                                                    3.25       12/17/2007        7,940,151
   21,000,000    FHLB<<                                                                    3.75       08/15/2008       21,017,976
    7,000,000    FHLB SERIES 7Y07<<                                                        3.50       11/15/2007        6,994,638
    2,700,000    FHLMC                                                                     3.25       11/02/2007        2,684,624
   10,000,000    FHLMC<<                                                                   4.38       02/04/2010        9,991,720
   22,000,000    FHLMC<<                                                                   6.88       09/15/2010       25,018,576
    3,590,000    FNMA<<                                                                    3.13       12/15/2007        3,549,315
    5,000,000    FNMA                                                                      6.63       09/15/2009        5,566,025
   24,500,000    FNMA<<                                                                    6.13       03/15/2012       27,023,598
   16,000,000    FNMA<<                                                                    4.38       03/15/2013       15,770,032

TOTAL AGENCY NOTES - INTEREST BEARING (COST $126,570,153)                                                             125,556,655
                                                                                                                    -------------

ASSET-BACKED SECURITIES - 3.66%
    4,575,000    CAPITAL ONE AUTO FINANCE TRUST SERIES 2003-B CLASS A4                     3.18       09/15/2010        4,532,484
    3,725,000    JOHN DEERE OWNER TRUST SERIES 2004-A CLASS A4                             3.02       03/15/2011        3,705,110
    5,000,000    ONYX ACCEPTANCE AUTO TRUST SERIES 2004-A CLASS A4                         2.94       12/15/2010        4,914,441
    3,875,000    PROVIDIAN GATEWAY MASTER TRUST SERIES 2001-B CLASS A+/-++                 2.40       04/15/2009        3,881,085
    5,250,039    RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2004-2 CLASS AF1+/-             2.38       07/25/2034        5,249,647

TOTAL ASSET-BACKED SECURITIES (COST $22,422,658)                                                                       22,282,767
                                                                                                                    -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.67%
    1,715,000    ARCAP REIT INCORPORATED SERIES 2004-RR3 CLASS B++                         5.04       09/21/2045        1,701,795
   94,916,096    BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-1
                 CLASS XP+/-(C)                                                            0.99       11/10/2039        2,835,552
   37,837,124    BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-2
                 CLASS XP+/-(C)                                                            1.31       11/10/2038        1,773,252
  110,493,871    BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-4
                 CLASS XP(C)+/-                                                            0.92       07/10/2042        3,915,947
   41,871,204    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 1998-C2
                 CLASS AX+/-(C)                                                            1.17       11/11/2030        1,357,753
   61,106,628    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-C3
                 CLASS AX+/-++(C)                                                          0.26       05/15/2038        2,478,564
    5,700,000    DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B             7.30       06/10/2032        6,404,202
   11,254,000    FHLMC SERIES 2861 CLASS QC                                                5.50       01/15/2029       11,583,993
   13,527,000    FHLMC SERIES 2861 CLASS QD                                                5.50       12/15/2031       13,716,919
    7,519,000    FHLMC SERIES 2867 CLASS LE                                                5.50       02/15/2030        7,751,231
    4,750,000    FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                 CLASS A2                                                                  7.39       12/15/2031        5,378,596
   52,101,974    GE CAPITAL MORTGAGE CORPORATION SERIES 2004-C1 CLASS X2+/-++(C)           1.38       11/10/2038        2,463,235
    2,325,000    GLOBAL SIGNAL TRUST++                                                     4.43       12/15/2014        2,306,109
    5,548,811    GLOBAL SIGNAL TRUST SERIES 2004-1 CLASS A++                               3.71       01/15/2034        5,513,101
   62,513,171    GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED INTEREST ONLY
                 SERIES 2002-C1 CLASS X1+/-++(C)                                           0.61       11/15/2039        2,085,221
    5,812,589    GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 1997-C1
                 CLASS A3                                                                  6.87       07/15/2029        6,162,846
  229,199,000    GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                 2004-GG1A CLASS XP+/-++(C)                                                0.55       06/10/2036        4,126,453
   44,025,703    MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1
                 CLASS X+/-++(C)                                                           1.61       05/28/2040        2,882,310
   46,513,998    MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X+/-++(C)                  1.47       10/28/2033        2,325,700
   41,353,893    SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002
                 KEY2 X1+/-++(C)                                                           1.37       03/18/2036        2,587,286

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $90,190,092)                                                           89,350,065
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 0.24%

HOLDING & OTHER INVESTMENT OFFICES - 0.24%
$   1,500,000    PREFERRED TERM SECURITIES XIII+/-++                                       3.76%      03/24/2034    $   1,440,000
                                                                                                                    -------------

TOTAL CORPORATE BONDS & NOTES (COST $1,500,000)                                                                         1,440,000
                                                                                                                    -------------

MORTGAGE-BACKED SECURITIES - 1.29%
   63,172,437    CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 2004-C1 CLASS AX+/-++(C)                                           0.06       01/15/2037        1,535,280
   52,114,666    LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE OBLIGATION SERIES C3
                 CLASS X CLASS+/-++(C)                                                     0.24       02/15/2037        1,583,129
   73,447,910    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002 C1+/-++(C)            0.35       04/15/2034        2,200,558
   22,824,438    WASHINGTON MUTUAL ASSET SECURITIES CORPORATION SERIES 2003-C1A
                 CLASS X+/-++(C)                                                           3.34       01/25/2035        2,534,854

TOTAL MORTGAGE-BACKED SECURITIES (COST $7,873,737)                                                                      7,853,821
                                                                                                                    -------------

FOREIGN CORPORATE BONDS - 1.21%
    7,350,000    PREFERRED TERM SECURITIES XIV CLASS A-2+/-++                              2.49       06/24/2034        7,350,000

TOTAL FOREIGN CORPORATE BONDS (COST $7,350,000)                                                                         7,350,000
                                                                                                                    -------------

US GOVERNMENT AGENCY SECURITIES - 41.87%

FEDERAL HOME LOAN BANK - 1.75%
   10,000,000    FHLB SERIES TD06                                                          6.50       11/15/2006       10,617,500
                                                                                                                    -------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.75%
    3,800,000    FHLMC<<                                                                   5.50       07/15/2006        3,943,606
    5,000,000    FHLMC<<                                                                   7.10       04/10/2007        5,427,575
    4,726,686    FHLMC #A11433                                                             5.00       08/01/2033        4,681,961
    9,376,463    FHLMC #A23680                                                             5.00       06/01/2034        9,271,500
    9,231,799    FHLMC #A24891                                                             6.00       07/01/2034        9,531,008
    6,766,269    FHLMC #B13066                                                             4.00       03/01/2014        6,736,536
    2,063,693    FHLMC #C01345                                                             7.00       04/01/2032        2,188,705
    1,193,997    FHLMC #C22339                                                             6.50       02/01/2029        1,254,748
      321,622    FHLMC #C31808                                                             7.50       10/01/2029          344,933
    2,150,202    FHLMC #C59553                                                             7.50       11/01/2031        2,305,227
    2,898,179    FHLMC #C65576                                                             7.50       04/01/2032        3,104,530
       75,117    FHLMC #E00228                                                             6.50       07/01/2008           78,964
    4,368,937    FHLMC #E00659                                                             6.00       04/01/2014        4,590,136
    5,645,685    FHLMC #E96459                                                             5.00       05/01/2018        5,725,418
      170,823    FHLMC #G00683                                                             8.50       12/01/2025          188,022

                                                                                                                       59,372,869
                                                                                                                    -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.64%
   13,000,000    FNMA<<                                                                    3.25       08/15/2008       12,790,739
    5,000,000    FNMA<<                                                                    6.38       06/15/2009        5,500,525
   21,300,000    FNMA<<                                                                    7.13       06/15/2010       24,409,097
    2,000,000    FNMA<<                                                                    5.50       03/15/2011        2,132,982
       65,749    FNMA #190705                                                              6.50       03/01/2009           69,058
      245,160    FNMA #252260                                                              6.00       02/01/2014          257,534
      814,180    FNMA #253057                                                              8.00       12/01/2029          887,005
      281,622    FNMA #253266                                                              8.00       05/01/2030          305,772
    1,511,025    FNMA #253951                                                              7.50       09/01/2031        1,619,582

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$   1,462,312    FNMA #254218                                                              7.00%      02/01/2032    $   1,551,485
      638,776    FNMA #254223                                                              7.50       02/01/2032          684,668
    4,082,964    FNMA #254372                                                              6.00       07/01/2017        4,279,137
    4,263,914    FNMA #254480                                                              7.00       10/01/2032        4,522,467
    4,410,731    FNMA #254688                                                              5.50       03/01/2023        4,499,462
    2,114,076    FNMA #254805                                                              5.00       06/01/2013        2,178,306
    6,265,207    FNMA #254831                                                              5.00       08/01/2023        6,278,759
   12,118,376    FNMA #357464                                                              4.50       12/01/2018       12,069,344
      314,220    FNMA #417768                                                              6.50       03/01/2028          330,845
    1,198,562    FNMA #429182                                                              6.50       05/01/2028        1,260,742
      557,572    FNMA #520842                                                              8.00       11/01/2029          607,895
      489,675    FNMA #545026                                                              6.50       06/01/2016          519,285
    4,126,274    FNMA #545814                                                              6.50       08/01/2032        4,332,700
    1,312,793    FNMA #584829                                                              6.00       05/01/2016        1,376,003
    1,815,843    FNMA #607067                                                              6.00       11/01/2016        1,903,275
    5,276,799    FNMA #617707                                                              6.00       05/01/2032        5,449,349
    3,791,277    FNMA #672952                                                              5.50       12/01/2017        3,916,041
    3,878,234    FNMA #699853                                                              5.50       04/01/2018        4,004,379
      555,736    FNMA #70765                                                               9.00       03/01/2021          622,501
   22,419,167    FNMA #725314<<                                                            5.00       04/01/2034       22,176,611
   12,207,094    FNMA #758787                                                              5.00       12/01/2018       12,387,068
    9,497,517    FNMA #786583+/-                                                           4.75       07/01/2034        9,614,567
    8,250,000    FNMA TBA%%                                                                5.50       12/01/2034        8,342,812
    7,180,000    FNMA TBA%%                                                                6.00       12/01/2034        7,408,863

                                                                                                                      168,288,858
                                                                                                                    -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.73%
       79,307    GNMA #1580                                                               10.00       03/20/2021           88,188
    1,023,170    GNMA #158794<<                                                            7.00       09/15/2028        1,090,230
       71,783    GNMA #1616                                                               10.00       05/20/2021           79,823
       63,895    GNMA #2025                                                                7.00       05/20/2010           67,852
      702,865    GNMA #2824<<                                                              7.00       10/20/2029          745,690
      272,115    GNMA #306052                                                              9.00       06/15/2021          306,140
    2,537,120    GNMA #3376<<                                                              6.00       04/20/2033        2,624,023
      522,798    GNMA #467791                                                              7.50       04/15/2028          562,696
    7,233,991    GNMA #621750<<                                                            6.00       11/15/2033        7,490,816
      840,795    GNMA #780886<<                                                            6.50       10/15/2024          891,721
    1,466,171    GNMA #781123<<                                                            7.00       12/15/2029        1,561,832
    1,048,982    GNMA #781454<<                                                            7.00       05/15/2028        1,111,275

                                                                                                                       16,620,286
                                                                                                                    -------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $253,069,151)                                                             254,899,513
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
US TREASURY SECURITIES - 12.86%

US TREASURY BONDS - 2.92%
$   4,500,000    US TREASURY BOND<<                                                       12.00%      08/15/2013    $   5,818,361
    5,500,000    US TREASURY BOND<<                                                        5.38       02/15/2031        5,788,750
    6,000,000    US TREASURY BOND - INFLATION PROTECTED&<<                                 2.00       07/15/2014        6,185,552

                                                                                                                       17,792,663
                                                                                                                    -------------

US TREASURY NOTES - 9.94%
   17,300,000    US TREASURY NOTE<<                                                        2.50       09/30/2006       17,153,348
   10,000,000    US TREASURY NOTE<<                                                        6.50       10/15/2006       10,637,110
    5,550,000    US TREASURY NOTE<<                                                        3.13       05/15/2007        5,547,397
    3,000,000    US TREASURY NOTE                                                          6.63       05/15/2007        3,245,508
    3,000,000    US TREASURY NOTE<<                                                        2.75       08/15/2007        2,964,492
      500,000    US TREASURY NOTE<<                                                        3.38       11/15/2008          497,617
    2,500,000    US TREASURY NOTE<<                                                        3.38       09/15/2009        2,466,112
    2,500,000    US TREASURY NOTE<<                                                        3.38       10/15/2009        2,464,550
    3,000,000    US TREASURY NOTE<<                                                        4.88       02/15/2012        3,144,609
   12,500,000    US TREASURY NOTE<<                                                        4.25       08/15/2014       12,386,725

                                                                                                                       60,507,468
                                                                                                                    -------------

TOTAL US TREASURY SECURITIES (COST $78,794,047)                                                                        78,300,131
                                                                                                                    -------------

COLLATERAL FOR SECURITIES LENDING - 45.55%
                 COLLATERAL FOR SECURITY LENDING                                                                      277,342,500

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $277,342,500)                                                           277,342,500
                                                                                                                    -------------

SHARES

SHORT-TERM INVESTMENTS - 2.26%
   13,749,847    WELLS FARGO MONEY MARKET TRUST~>>                                                                     13,749,847
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,749,847)                                                                        13,749,847
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $886,057,457)*                      145.41%                                                                   $ 885,320,571

OTHER ASSETS AND LIABILITIES, NET         (45.41)                                                                    (276,473,696)
                                          ------                                                                    -------------
TOTAL NET ASSETS                          100.00%                                                                   $ 608,846,875
                                          ======                                                                    =============

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE SECURITIES.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECIEVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $15,771,442. (SEE NOTE 2)

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,749,847.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
ASSET-BACKED SECURITIES - 4.26%
$   1,480,000    CAPITAL ONE AUTO FINANCE TRUST SERIES 2003-B CLASS A4                     3.18%      09/15/2010    $   1,466,246
    1,275,000    JOHN DEERE OWNER TRUST SERIES 2004-A CLASS A4                             3.02       03/15/2011        1,268,192
    2,000,000    ONYX ACCEPTANCE AUTO TRUST SERIES 2004-A CLASS A3                         2.19       03/17/2008        1,979,186
    1,250,000    PROVIDIAN GATEWAY MASTER TRUST SERIES 2001-B CLASS A+/-++                 2.40       04/15/2009        1,251,963
    1,615,058    RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2004-2 CLASS AF1+/-             2.13       07/25/2034        1,614,938

TOTAL ASSET-BACKED SECURITIES (COST $7,617,945)                                                                         7,580,525
                                                                                                                    -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.94%
   28,479,357    BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-1
                 CLASS XP+/-(C)                                                            0.99       11/10/2039          850,801
   11,350,624    BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-2
                 CLASS XP+/-(C)                                                            1.31       11/10/2038          531,952
   13,595,120    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 1998-C2
                 CLASS AX+/-(C)                                                            1.17       11/11/2030          440,848
   20,368,876    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-C3
                 CLASS AX+/-(C)++                                                          0.26       05/15/2038          826,188
    1,800,000    DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B             7.30       06/10/2032        2,022,380
    3,500,000    FHLMC SERIES 2861 CLASS QC                                                5.50       01/15/2029        3,602,628
    1,700,000    FHLMC SERIES 2861 CLASS QD                                                5.50       12/15/2031        1,723,868
    2,360,000    FHLMC SERIES 2867 CLASS LE                                                5.50       02/15/2030        2,432,891
    1,400,000    FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                 CLASS A2                                                                  7.39       12/15/2031        1,585,270
   14,769,175    GE CAPITAL MORTGAGE CORPORATION SERIES 2004-C1 CLASS X2+/-(C)++           1.38       11/10/2038          698,245
    1,696,824    GLOBAL SIGNAL TRUST SERIES 2004-1 CLASS A++                               3.71       01/15/2034        1,685,904
   20,837,549    GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED INTEREST ONLY
                 SERIES 2002-C1 CLASS X1+/-(C)++                                           0.61       11/15/2039          695,068
    2,075,925    GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 1997-C1
                 CLASS A3                                                                  6.87       07/15/2029        2,201,016
   70,780,000    GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION
                 SERIES 2004-GG1A CLASS XP+/-(C)++                                         0.55       06/10/2036        1,274,309
   13,395,777    MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1
                 CLASS X+/-(C)++                                                           1.61       05/28/2040          877,005
   14,310,077    MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X+/-(C)++                  1.47       10/28/2033          715,504
   13,426,514    SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002
                 KEY2 X1+/-(C)++                                                           1.37       03/18/2036          840,023

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $23,195,189)                                                           23,003,900
                                                                                                                    -------------

MORTGAGE-BACKED SECURITIES - 0.96%
   18,949,746    CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 2004-C1 CLASS AX+/-(C)++                                           0.06       01/15/2037          460,536
   16,790,002    LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE OBLIGATION SERIES C3
                 CLASS X CLASS+/-(C)++                                                     0.24       02/15/2037          510,043
   23,834,090    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002 C1+/-(C)++            0.35       04/15/2034          714,088
      441,071    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003
                 C4 XP+/-(C)++                                                             1.20       04/15/2035           17,938

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,638,505)                                                                      1,702,605
                                                                                                                    -------------

FOREIGN CORPORATE BONDS - 2.29%
    2,000,000    PREFERRED TERM SECURITIES XIII CLASS A-3+/-++                             2.99       03/24/2034        1,965,000
    2,100,000    PREFERRED TERM SECURITIES XIV CLASS A-2+/-++                              2.49       06/24/2034        2,100,000

TOTAL FOREIGN CORPORATE BONDS (COST $4,100,000)                                                                         4,065,000
                                                                                                                    -------------

AGENCY NOTES - INTEREST BEARING - 23.82%
    6,175,000    FHLB<<                                                                    3.25       12/17/2007        6,124,976
    7,850,000    FHLB SERIES 7Y07                                                          3.50       11/15/2007        7,843,987
    5,100,000    FHLMC                                                                     3.25       11/02/2007        5,070,955
    3,000,000    FHLMC                                                                     4.38       02/04/2010        2,997,516
    4,450,000    FNMA                                                                      3.13       12/15/2007        4,399,568

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

   LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING (CONTINUED)
$  12,500,000    FNMA<<                                                                    6.63%      09/15/2009    $  13,915,063
    2,000,000    FNMA                                                                      4.38       09/15/2012        1,981,174

TOTAL AGENCY NOTES - INTEREST BEARING (COST $42,490,031)                                                               42,333,239
                                                                                                                    -------------

AGENCY NOTES - DISCOUNT - 1.07%
    1,900,000    FHLMC^                                                                    1.97       12/13/2004        1,898,752

TOTAL AGENCY NOTES - DISCOUNT (COST $1,898,752)                                                                         1,898,752
                                                                                                                    -------------

US GOVERNMENT AGENCY SECURITIES - 43.34%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.49%
    4,000,000    FHLMC<<                                                                   5.50       07/15/2006        4,151,164
        1,389    FHLMC #845410+/-                                                          3.12       07/01/2023            1,433
        1,038    FHLMC #845613+/-                                                          3.76       01/01/2024            1,083
    2,841,353    FHLMC #A23680                                                             5.00       06/01/2034        2,809,546
    2,793,846    FHLMC #A24891                                                             6.00       07/01/2034        2,884,397
    2,017,217    FHLMC #B13066                                                             4.00       03/01/2014        2,008,353
      499,765    FHLMC #C00894                                                             6.50       12/01/2029          524,876
      159,271    FHLMC #C01034                                                             8.00       08/01/2030          172,810
      687,898    FHLMC #C01345                                                             7.00       04/01/2032          729,568
      530,411    FHLMC #C59553                                                             7.50       11/01/2031          568,652
    1,197,807    FHLMC #C65576                                                             7.50       04/01/2032        1,283,091
    1,710,309    FHLMC #E96459                                                             5.00       05/01/2018        1,734,463

                                                                                                                       16,869,436
                                                                                                                    -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 31.98%
    3,420,000    FNMA                                                                      2.63       11/15/2006        3,381,983
    4,200,000    FNMA                                                                      7.13       06/15/2010        4,813,061
    5,500,000    FNMA<<                                                                    5.50       03/15/2011        5,865,701
      151,901    FNMA #253881                                                              7.00       07/01/2016          161,160
    1,169,849    FNMA #254218                                                              7.00       02/01/2032        1,241,188
      638,776    FNMA #254223                                                              7.50       02/01/2032          684,668
      754,029    FNMA #254243                                                              6.00       02/01/2009          770,782
    3,181,648    FNMA #254372                                                              6.00       07/01/2017        3,334,516
    1,319,972    FNMA #254480                                                              7.00       10/01/2032        1,400,012
    2,835,470    FNMA #254688                                                              5.50       03/01/2023        2,892,511
    3,416,798    FNMA #357464                                                              4.50       12/01/2018        3,402,973
      326,400    FNMA #401770                                                              6.50       10/01/2027          343,652
      282,543    FNMA #545026                                                              6.50       06/01/2016          299,628
    1,747,532    FNMA #545814                                                              6.50       08/01/2032        1,834,956
      314,441    FNMA #584829                                                              6.00       05/01/2016          329,582
      601,888    FNMA #607067                                                              6.00       11/01/2016          630,868
    1,581,048    FNMA #617707                                                              6.00       05/01/2032        1,632,748
    1,905,164    FNMA #672952                                                              5.50       12/01/2017        1,967,860
    1,306,189    FNMA #699853                                                              5.50       04/01/2018        1,348,675
    8,286,767    FNMA #725314                                                              5.00       04/01/2034        8,197,112
    3,831,744    FNMA #758787                                                              5.00       12/01/2018        3,888,237
    3,840,365    FNMA #786583+/-                                                           4.75       07/01/2034        3,887,694
        3,533    FNMA SERIES G93-19 CLASS FJ+/-                                            2.75       04/25/2023            3,975

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$   2,550,000    FNMA TBA%%                                                                5.50%      12/01/2034    $   2,578,688
    1,895,000    FNMA TBA%%                                                                6.00       12/01/2034        1,955,403

                                                                                                                       56,847,633
                                                                                                                    -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.87%
       54,801    GNMA #157247                                                              9.50       05/20/2016           61,323
      171,060    GNMA #2036                                                                8.00       07/20/2025          185,923
      771,121    GNMA #3376<<                                                              6.00       04/20/2033          797,534
    2,202,588    GNMA #621750<<                                                            6.00       11/15/2033        2,280,785

                                                                                                                        3,325,565
                                                                                                                    -------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $76,555,307)                                                               77,042,634
                                                                                                                    -------------

US TREASURY SECURITIES - 10.15%

US TREASURY NOTES - 10.15%
    1,500,000    US TREASURY NOTE                                                          1.88       12/31/2005        1,486,817
    1,750,000    US TREASURY NOTE<<                                                        3.13       05/15/2007        1,749,179
    1,850,000    US TREASURY NOTE<<                                                        2.75       08/15/2007        1,828,103
    6,200,000    US TREASURY NOTE<<                                                        3.63       07/15/2009        6,191,283
    4,750,000    US TREASURY NOTE<<                                                        3.38       10/15/2009        4,682,645
    2,000,000    US TREASURY NOTE                                                          4.88       02/15/2012        2,096,406

                                                                                                                       18,034,433
                                                                                                                    -------------

TOTAL US TREASURY SECURITIES (COST $18,202,398)                                                                        18,034,433
                                                                                                                    -------------

COLLATERAL FOR SECURITIES LENDING - 25.15%
                 COLLATERAL FOR SECURITY LENDING                                                                       44,706,474

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $44,706,474)                                                             44,706,474
                                                                                                                    -------------

SHARES

SHORT-TERM INVESTMENTS - 1.70%
    3,019,099    WELLS FARGO MONEY MARKET TRUST~>>                                                                      3,019,099
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,019,099)                                                                          3,019,099
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $223,423,700)*                      125.68%                                                                   $ 223,386,661

OTHER ASSETS AND LIABILITIES, NET         (25.68)                                                                     (45,647,286)
                                          ------                                                                    -------------
TOTAL NET ASSETS                          100.00%                                                                   $ 177,739,375
                                          ======                                                                    =============

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $4,541,113. (SEE NOTE 2)

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,019,099.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

   MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
ASSET-BACKED SECURITIES - 6.55%
$   3,831,539    BMW VEHICLE OWNER TRUST SERIES 2003-A CLASS A3                            1.94%      02/25/2007    $   3,817,266
    2,000,000    CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3                   2.08       05/15/2008        1,974,047
    4,015,000    CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A1 CLASS A1               6.90       10/15/2007        4,151,134
      444,367    DAIMLER CHRYSLER AUTO TRUST SERIES 2002-1 CLASS A3                        3.85       04/06/2006          444,638
    1,013,130    DAIMLER CHRYSLER AUTO TRUST SERIES 2002-B CLASS A3                        2.93       06/06/2006        1,013,836
      127,246    FORD CREDIT AUTO OWNER TRUST CLASS 2002-B CLASS A3A                       4.14       12/15/2005          127,480
      548,932    FORD CREDIT AUTO OWNER TRUST SERIES 2003-A CLASS A3A                      2.20       07/17/2006          548,262
    1,034,575    HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2002-3 CLASS A3                 3.00       05/18/2006        1,035,736
    2,788,096    HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2003-1 CLASS A3                 1.92       11/20/2006        2,780,212
    4,700,000    NATIONAL CITY AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3               2.11       07/15/2008        4,639,225
    1,623,894    TOYOTA AUTO RECEIVABLES OWNER TRUST SERIES 2002-C CLASS A3                2.65       11/15/2006        1,623,846
      900,000    VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2003-1 CLASS A4                1.93       01/20/2010          877,048
    4,700,000    WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2003-B CLASS A3                  2.20       01/15/2008        4,657,758

TOTAL ASSET-BACKED SECURITIES (COST $27,945,634)                                                                       27,690,488
                                                                                                                    -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.82%
      422,942    CHASE FUNDING MORTGAGE LOAN SERIES 2001-3 CLASS 2A1+/-                    2.43       10/25/2031          423,233
    6,109,706    GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C2
                 CLASS A1                                                                  3.11       03/10/2040        6,013,641
    1,244,000    MERRILL LYNCH MORTGAGE TRUST SERIES 2004-BPC1 CLASS A1                    3.59       10/12/2041        1,237,523

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,728,762)                                                             7,674,397
                                                                                                                    -------------

US GOVERNMENT AGENCY SECURITIES - 54.37%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 46.25%
   39,165,000    FHLMC<<                                                                   5.50       07/15/2006       40,645,084
    3,605,546    FHLMC #M80936<<                                                           5.00       09/01/2011        3,686,296
    3,885,865    FHLMC SERIES 1594 CLASS H                                                 6.00       10/15/2008        4,005,541
    2,079,747    FHLMC SERIES 1662 CLASS C                                                 6.25       06/15/2008        2,093,079
    3,702,365    FHLMC SERIES 2509 CLASS TU                                                5.50       10/15/2009        3,823,252
    3,956,627    FHLMC SERIES 2663 CLASS BA                                                5.00       02/15/2011        4,052,854
    8,970,088    FHLMC SERIES 2687 CLASS PW                                                5.50       07/15/2009        9,310,893
   24,798,000    FHLMC SERIES 2695 CLASS GU                                                3.50       11/15/2022       24,565,920
   41,587,289    FHLMC SERIES 2705 CLASS LA                                                4.50       02/15/2023       42,273,871
   61,703,752    FHLMC SERIES 2727 CLASS PW                                                3.57       06/15/2029       61,140,539

                                                                                                                      195,597,329
                                                                                                                    -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.12%
    7,973,599    FNMA #255347                                                              5.00       07/01/2011        8,142,208
   10,950,000    FNMA SERIES 1993-188 CLASS K                                              6.00       10/25/2008       11,455,576
    3,871,762    FNMA SERIES 1993-240 CLASS PC                                             6.25       07/25/2013        3,948,986
    4,967,462    FNMA SERIES 2002-70 CLASS QU                                              5.50       05/25/2010        5,127,230
    5,514,981    FNMA SERIES 2002-78 CLASS VA                                              5.50       06/25/2010        5,663,607

                                                                                                                       34,337,607
                                                                                                                    -------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $230,777,367)                                                             229,934,936
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
US TREASURY SECURITIES - 36.88%

US TREASURY NOTES - 36.88%
$     654,000    US TREASURY NOTE<<                                                        1.88%      12/31/2005    $     648,252
   95,316,000    US TREASURY NOTE                                                          2.50       05/31/2006       94,809,682
   61,018,000    US TREASURY NOTE<<                                                        2.50       09/30/2006       60,500,750

                                                                                                                      155,958,684
                                                                                                                    -------------

TOTAL US TREASURY SECURITIES (COST $156,694,830)                                                                      155,958,684
                                                                                                                    -------------

REPURCHASE AGREEMENTS - 4.71%
   19,916,000    BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $19,917,146)                     2.10       12/01/2004       19,916,000

TOTAL REPURCHASE AGREEMENTS (COST $19,916,000)                                                                         19,916,000
                                                                                                                    -------------

COLLATERAL FOR SECURITIES LENDING - 16.61%
                 COLLATERAL FOR SECURITY LENDING                                                                       70,260,093

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $70,260,093)                                                             70,260,093
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $513,322,686)*                      120.94%                                                                   $ 511,434,598

OTHER ASSETS AND LIABILITIES, NET         (20.94)                                                                     (88,538,725)
                                          ------                                                                    -------------
TOTAL NET ASSETS                          100.00%                                                                   $ 422,895,873
                                          ======                                                                    =============

+/-   VARIABLE RATE SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

   MONTGOMERY TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
ASSET-BACKED SECURITIES - 6.73%
$   1,549,000    AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST SERIES 2004-3
                 CLASS A                                                                   4.35%      12/15/2011    $   1,570,384
      895,000    AMERIQUEST MORTGAGE SECURITIES INCORPORATED SERIES 2004-R12
                 CLASS A3+/-                                                               2.43       01/25/2035          895,210
    1,579,000    CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-1 CLASS A3               2.00       11/15/2007        1,556,153
    2,030,000    CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3                   2.08       05/15/2008        2,003,658
      750,000    CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A1 CLASS A1               6.90       10/15/2007          775,430
      735,000    CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A3 CLASS A3               6.88       11/16/2009          801,432
    1,510,000    CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A10 CLASS A10             4.75       12/10/2015        1,506,451
    4,330,000    CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A6 CLASS A6               2.90       05/17/2010        4,208,412
    3,061,000    CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A1 CLASS A1               2.55       01/20/2009        3,008,319
      950,000    CITIBANK CREDIT CARD ISSUANCT TRUST SERIES 2003-A3 CLASS A3               3.10       03/10/2010          931,641
      918,000    COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2004-6
                 CLASS 2A2+/-                                                              2.50       08/25/2032          917,930
    1,201,000    CWL SERIES 2004-11 CLASS A2+/-                                            2.34       03/25/2033        1,201,000
    1,393,000    DAIMLER CHRYSLER AUTO TRUST SERIES 2004-B CLASS A3                        3.18       09/08/2008        1,392,104
      624,000    GSAMP SERIES 2004-AHL CLASS A2B+/-                                        2.53       08/25/2034          623,610
      960,000    MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2001-A1 CLASS A1                5.75       10/15/2008          995,240
    1,575,000    METRIS MASTER TRUST SERIES 2004-2 CLASS A+/-                              2.20       10/20/2010        1,575,615
    1,115,000    NATIONAL CITY AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3               2.11       07/15/2008        1,100,582
    1,751,000    PROVIDIAN GATEWAY MASTER TRUST SERIES 2004-FA CLASS A++                   3.65       11/15/2011        1,744,639
    1,592,798    RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES
                 2003-RS3 CLASS AII+/-                                                     2.54       04/25/2033        1,593,964
    1,245,759    STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2004-10
                 CLASS A8+/-                                                               2.19       11/25/2034        1,245,496
    1,197,000    USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A3                              3.16       02/17/2009        1,192,223
    1,482,000    WHOLE AUTO LOAN TRUST SERIES 2003-1 CLASS A4                              2.58       03/15/2010        1,461,373
    1,452,000    WHOLE AUTO LOAN TRUST SERIES 2004-1 CLASS A4                              3.26       03/15/2011        1,437,314
    1,115,000    WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2003-B CLASS A3                  2.20       01/15/2008        1,104,979

TOTAL ASSET-BACKED SECURITIES (COST $35,004,438)                                                                       34,843,159
                                                                                                                    -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.78%
    2,800,000    COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATION SERIES
                 2004-LB4A CLASS A2                                                        4.05       10/15/2037        2,778,065
    4,093,666    FHLMC SERIES 2541 CLASS BM                                                4.00       09/15/2026        4,106,048
      832,000    FHLMC SERIES 2591 CLASS PN                                                3.75       02/15/2030          793,617
    3,930,000    FHLMC SERIES 2631 CLASS MT                                                3.50       01/15/2022        3,895,682
    1,074,000    FHLMC SERIES 2804 CLASS EC                                                5.50       06/15/2033        1,083,537
      834,000    FHLMC SERIES 2808 CLASS PE                                                5.50       01/15/2029          854,989
      530,000    FHLMC SERIES 2833 CLASS JD                                                5.50       09/15/2029          541,560
    9,522,992    FHLMC SERIES 2860 CLASS CM                                                4.50       10/15/2017        9,587,313
    1,754,000    FHLMC SERIES 2873 CLASS PD                                                5.50       12/15/2030        1,792,299
    1,056,000    FHLMC SERIES 2876 CLASS PE                                                5.50       04/15/2030        1,079,437
      732,000    FHLMC SERIES 2878 CLASS QE                                                5.50       04/15/2030          748,229
    1,930,000    FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGES SERIES
                 2000-C2 CLASS A2                                                          7.20       10/15/2032        2,198,715
      835,000    FNMA TBA%%                                                                4.32       11/01/2034          836,345
    4,391,000    FNMA SERIES 2003-46 CLASS PW                                              4.50       11/25/2027        4,330,155
    1,595,401    FNMA SERIES 2003-65 CLASS NA                                              3.50       09/25/2031        1,530,370
    1,564,700    FNMA SERIES 2003-69 CLASS GJ                                              3.50       12/25/2031        1,506,768
      999,000    FNMA SERIES 2004-89 CLASS AQ                                              4.50       11/01/2034          913,790
    1,793,000    FNMA SERIES 2004-95 CLASS VB                                              5.00       12/01/2034        1,710,494
    1,751,000    FNMA SERIES 2004-96 CLASS QC                                              5.50       08/25/2034        1,774,236
      474,646    GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C2
                 CLASS A1                                                                  3.11       03/10/2040          467,183
      893,000    GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2004-HE5
                 CLASS A2+/-                                                               3.69       09/25/2034          890,768

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MONTGOMERY TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   2,643,000    GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                 2004-GG1 CLASS A7+/-                                                      5.32%      06/10/2036    $   2,724,177
      920,491    GS MORTGAGE SECURITIES CORPORATION II SERIES 2004-C1 CLASS A1             3.66       10/10/2028          908,419
    1,914,000    LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1998-C4 CLASS A1B             6.21       10/15/2035        2,054,582
    1,392,000    LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C5 CLASS A2                  3.48       07/15/2027        1,370,931
      830,000    LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C6 CLASS A3                  4.55       08/15/2029          832,264
    1,491,000    LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C8 CLASS A2                  4.20       12/15/2029        1,490,068
    1,642,000    MERRILL LYNCH MORTGAGE TRUST SERIES 2004-BPC1 CLASS A1                    3.59       10/12/2041        1,633,451
    2,256,000    MORGAN STANLEY CAPITAL I SERIES 2004-T13 CLASS A2                         3.94       09/13/2045        2,217,729
    1,525,000    NOMURA ASSET SECURITIES CORPORATION SERIES 1998-D6 CLASS A1B              6.59       03/15/2030        1,651,575
      659,166    SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002-KEY2
                 CLASS A1                                                                  3.22       03/18/2036          656,728
    2,042,000    WACHOVIA BANK COMMERCIAL                                                  4.50       10/15/2041        2,016,786

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $61,300,917)                                                           60,976,310
                                                                                                                    -------------

CORPORATE BONDS & NOTES - 18.75%

APPAREL & ACCESSORY STORES - 0.24%
    1,255,000    LIMITED BRANDS INCORPORATED                                               5.25       11/01/2014        1,232,126
                                                                                                                    -------------

BUSINESS SERVICES - 0.82%
    1,265,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                           4.75       09/15/2014        1,244,162
    2,805,000    HOUSEHOLD FINANCE CORPORATION                                             5.88       02/01/2009        2,988,144

                                                                                                                        4,232,306
                                                                                                                    -------------

CHEMICALS & ALLIED PRODUCTS - 0.26%
      705,000    LUBRIZOL CORPORATION                                                      5.50       10/01/2014          695,475
      595,000    WYETH                                                                     6.95       03/15/2011          663,430

                                                                                                                        1,358,905
                                                                                                                    -------------

COMMUNICATIONS - 2.85%
      600,000    BELLSOUTH CORPORATION                                                     4.75       11/15/2012          594,973
    2,280,000    COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                        8.38       03/15/2013        2,762,414
    1,205,000    COX COMMUNICATIONS INCORPORATED                                           7.13       10/01/2012        1,325,323
    1,252,000    DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 8.75       06/15/2030        1,607,852
    1,325,000    FRANCE TELECOM                                                            7.95       03/01/2006        1,396,961
    1,873,000    FRANCE TELECOM                                                            8.50       03/01/2011        2,222,112
      785,000    SPRINT CAPITAL CORPORATION                                                7.63       01/30/2011          904,800
      500,000    SPRINT CAPITAL CORPORATION                                                8.75       03/15/2032          644,168
      830,000    VERIZON GLOBAL FUNDING CORPORATION                                        7.25       12/01/2010          948,198
      585,000    VERIZON GLOBAL FUNDING CORPORATION                                        7.75       12/01/2030          702,893
    1,510,000    VERIZON NEW YORK INCORPORATED SERIES A                                    6.88       04/01/2012        1,669,409

                                                                                                                       14,779,103
                                                                                                                    -------------

DEPOSITORY INSTITUTIONS - 1.95%
      550,000    BANK OF AMERICA CORPORATION                                               5.88       02/15/2009          588,279
      985,000    BANK OF AMERICA CORPORATION<<                                             5.25       12/01/2015          989,895
      610,000    CAPITAL ONE BANK                                                          6.50       06/13/2013          658,101
      142,000    CITIGROUP INCORPORATED++                                                  5.00       09/15/2014          141,029
    1,005,000    PNC FUNDING CORPORATION                                                   5.25       11/15/2015        1,005,799
      605,000    RBS CAPITAL TRUST+/-                                                      4.71       12/29/2049          580,306
      520,000    ROYAL BANK OF SCOTLAND GROUP                                              5.00       11/12/2013          523,058
    1,595,000    WACHOVIA BANK NA                                                          4.80       11/01/2014        1,562,875

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

   MONTGOMERY TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
$     340,000    WACHOVIA CORPORATION                                                      3.63%      02/17/2009    $     334,578
      725,000    WASHINGTON MUTUAL BANK FA                                                 5.13       01/15/2015          708,923
    1,810,000    WASHINGTON MUTUAL INCORPORATED                                            4.00       01/15/2009        1,794,099
    1,125,000    ZIONS BANCORPORATION                                                      6.00       09/15/2015        1,183,564

                                                                                                                       10,070,506
                                                                                                                    -------------

ELECTRIC, GAS & SANITARY SERVICES - 1.92%
      560,000    AMERICAN ELECTRIC POWER SERIES C                                          5.38       03/15/2010          582,186
    1,255,000    DUKE ENERGY CORPORATION                                                   6.25       01/15/2012        1,356,700
      885,000    FIRST ENERGY CORPORATION SERIES B                                         6.45       11/15/2011          951,099
      967,000    PACIFIC GAS AND ELECTRIC                                                  6.05       03/01/2034          974,587
      870,000    PROGRESS ENERGY INCORPORATED                                              7.75       03/01/2031        1,015,530
      835,000    PUBLIC SERVICE COMPANY OF COLORADO                                        7.88       10/01/2012        1,002,212
    2,245,000    SOUTHERN CALIFORNIA EDISON                                                8.00       02/15/2007        2,455,047
    1,625,000    TXU CORPORATION++                                                         5.55       11/15/2014        1,599,731

                                                                                                                        9,937,092
                                                                                                                    -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.23%
      875,000    LOCKHEED MARTIN CORPORATION                                               8.50       12/01/2029        1,164,788
                                                                                                                    -------------

FINANCIAL SERVICES - 0.25%
    1,150,000    CITIGROUP INCORPORATED                                                    6.50       01/18/2011        1,276,158
                                                                                                                    -------------

FOOD & KINDRED PRODUCTS - 0.33%
      855,000    GENERAL MILLS INCORPORATED                                                6.00       02/15/2012          916,177
      775,000    KRAFT FOODS INCORPORATED                                                  5.25       10/01/2013          785,323

                                                                                                                        1,701,500
                                                                                                                    -------------

FOOD STORES - 0.26%
      420,000    ALBERTSON'S INCORPORATED                                                  8.00       05/01/2031          509,400
      740,000    KROGER COMPANY                                                            7.50       04/01/2031          860,758

                                                                                                                        1,370,158
                                                                                                                    -------------

FORESTRY - 0.20%
      880,000    WEYERHAEUSER COMPANY<<                                                    7.38       03/15/2032        1,017,334
                                                                                                                    -------------

HEALTH SERVICES - 0.18%
      935,000    HCA INCORPORATED                                                          6.38       01/15/2015          926,500
                                                                                                                    -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.20%
    1,020,000    MARSH & MCLENNAN COMPANIES INCORPORATED                                   6.25       03/15/2012        1,043,321
                                                                                                                    -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.41%
    1,055,000    GENERAL ELECTRIC COMPANY                                                  5.00       02/01/2013        1,071,005
      945,000    TYCO INTERNATIONAL GROUP SA                                               6.38       10/15/2011        1,039,270

                                                                                                                        2,110,275
                                                                                                                    -------------

MOTION PICTURES - 0.21%
      865,000    TIME WARNER ENTERTAINMENT COMPANIES LIMITED PARTNERSHIP                   8.38       07/15/2033        1,080,818
                                                                                                                    -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.39%
      690,000    BOEING CAPITAL CORPORATION                                                6.10       03/01/2011          745,593
      300,000    CAPITAL ONE BANK                                                          5.13       02/15/2014          296,147
    1,230,000    FORD MOTOR CREDIT COMPANY<<                                               7.88       06/15/2010        1,344,340
    1,185,000    FORD MOTOR CREDIT COMPANY<<                                               7.00       10/01/2013        1,236,340
    3,435,000    GENERAL ELECTRIC CAPITAL CORPORATION<<                                    3.75       12/15/2009        3,360,498

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MONTGOMERY TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (CONTINUED)
$   1,635,000    GENERAL MOTORS ACCEPTANCE CORPORATION<<                                   6.88%      09/15/2011    $   1,667,698
    1,200,000    GENERAL MOTORS ACCEPTANCE CORPORATION<<                                   6.75       12/01/2014        1,183,689
      980,000    MBNA AMERICA BANK NA Y SERIES BKNT                                        4.63       08/03/2009          992,583
    1,557,000    SLM CORPORATION SERIES MTNA                                               5.00       10/01/2013        1,554,319

                                                                                                                       12,381,207
                                                                                                                    -------------

OIL & GAS EXTRACTION - 0.94%
      855,000    CONOCOPHILLIPS                                                            5.90       10/15/2032          867,863
      700,000    ENTERPRISE PRODUCTS OPERATIONS++                                          5.60       10/15/2014          697,826
      845,000    KERR-MCGEE CORPORATION<<                                                  6.95       07/01/2024          912,214
      500,000    KERR-MCGEE CORPORATION                                                    7.88       09/15/2031          596,761
      150,000    OCCIDENTAL PETROLEUM CORPORATION<<                                        6.75       01/15/2012          168,424
      610,000    PEMEX PROJECT FUNDING MASTER TRUST                                        7.38       12/15/2014          665,510
      835,000    VALERO ENERGY CORPORATION                                                 6.88       04/15/2012          940,324

                                                                                                                        4,848,922
                                                                                                                    -------------

PAPER & ALLIED PRODUCTS - 0.06%
      305,000    INTERNATIONAL PAPER COMPANY                                               5.50       01/15/2014          310,892
                                                                                                                    -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.26%
      855,000    ALBERTA ENERGY COMPANY LIMITED                                            7.38       11/01/2031          999,182
      335,000    AMERADA HESS CORPORATION                                                  7.30       08/15/2031          363,316

                                                                                                                        1,362,498
                                                                                                                    -------------

PIPELINES, EXCEPT NATURAL GAS - 0.36%
      495,000    CENTERPOINT ENERGY RESOURCE CORPORATION SERIES B                          7.88       04/01/2013          581,804
    1,220,000    ENTERPRISE PRODUCTS OPERATIONS SERIES B                                   6.88       03/01/2033        1,256,183

                                                                                                                        1,837,987
                                                                                                                    -------------

RAILROAD TRANSPORTATION - 0.61%
    1,505,000    CANADIAN NATIONAL RAILWAY COMPANY                                         7.38       10/15/2031        1,804,055
    1,170,000    NORFOLK SOUTHERN CORPORATION                                              7.05       05/01/2037        1,336,752

                                                                                                                        3,140,807
                                                                                                                    -------------

REAL ESTATE - 0.65%
      640,000    EOP OPERATING LIMITED PARTNERSHIP                                         4.75       03/15/2014          611,945
    1,730,000    HEALTHCARE REALTY TRUST                                                   5.13       04/01/2014        1,678,519
      430,000    ISTAR FINANCIAL INCORPORATED SERIES B                                     4.88       01/15/2009          434,387
      665,000    SIMON PROPERTY GROUP LIMITED PARTNERSHIP                                  4.90       01/30/2014          643,821

                                                                                                                        3,368,672
                                                                                                                    -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.79%
    2,261,000    JP MORGAN CHASE & COMPANY<<                                               6.75       02/01/2011        2,521,426
    2,030,000    JP MORGAN CHASE & COMPANY                                                 5.13       09/15/2014        2,021,819
      910,000    MERRILL LYNCH & COMPANY                                                   5.00       01/15/2015          895,076
    1,585,000    MERRILL LYNCH & COMPANY SERIES MTN<<                                      4.13       09/10/2009        1,570,973
    2,345,000    MORGAN STANLEY                                                            4.75       04/01/2014        2,261,464

                                                                                                                        9,270,758
                                                                                                                    -------------

TELECOMMUNICATIONS - 0.33%
    1,635,000    SPRINT CAPITAL CORPORATION                                                6.00       01/15/2007        1,711,894
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

   MONTGOMERY TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
TRANSPORTATION EQUIPMENT - 0.83%
$   3,295,000    DAIMLER CHRYSLER NA HOLDING CORPORATION                                   6.50%      11/15/2013    $   3,518,124
      280,000    FORD MOTOR COMPANY<<                                                      7.45       07/16/2031          272,398
      480,000    GENERAL MOTORS ACCEPTANCE CORPORATION                                     8.00       11/01/2031          481,002

                                                                                                                        4,271,524
                                                                                                                    -------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.12%
      640,000    SAFEWAY INCORPORATED<<                                                    4.95       08/16/2010          644,943
                                                                                                                    -------------

WHOLESALE TRADE-DURABLE GOODS - 0.10%
      520,000    HUGHES SUPPLY INCORPORATED++                                              5.50       10/15/2014          506,837
                                                                                                                    -------------

TOTAL CORPORATE BONDS & NOTES (COST $97,263,080)                                                                       96,957,831
                                                                                                                    -------------

FOREIGN GOVERNMENT BONDS - 1.22%
      165,000    CANADIAN NATIONAL RAILWAY COMPANY                                         6.90       07/15/2028          184,237
    2,270,000    MEXICO GOVERNMENT INTERNATIONAL BOND SERIES MTN                           6.38       01/16/2013        2,372,150
      955,000    RUSSIAN FEDERATION++                                                      5.00       03/31/2030          947,837
    1,370,000    TELECOM ITALIA CAPITAL SA                                                 5.25       11/15/2013        1,368,314
    1,020,000    TENGIZCHEVROIL LLP++                                                      6.12       11/15/2014        1,014,900
      450,000    UNITED MEXICAN STATES                                                     6.75       09/27/2034          427,500

TOTAL FOREIGN GOVERNMENT BONDS (COST $6,350,977)                                                                        6,314,938
                                                                                                                    -------------

US GOVERNMENT AGENCY SECURITIES - 43.07%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 25.48%
   19,765,000    FHLMC<<                                                                   6.63       09/15/2009       22,021,115
    6,170,000    FHLMC<<                                                                   5.00       07/15/2014        6,298,077
      558,339    FHLMC #15662                                                              5.00       07/01/2019          566,016
      581,285    FHLMC #16590                                                              5.00       09/01/2019          589,278
   10,555,968    FHLMC #90846<<                                                            5.50       08/01/2024       10,766,197
      318,218    FHLMC #A13067                                                             4.00       09/01/2033          290,877
      326,938    FHLMC #B15604                                                             5.00       07/01/2019          331,434
      714,689    FHLMC #B15605                                                             5.00       07/01/2019          724,516
      776,232    FHLMC #B15705                                                             5.00       07/01/2019          786,905
      414,933    FHLMC #B15706                                                             5.00       07/01/2019          420,639
      273,156    FHLMC #B15762                                                             5.00       07/01/2019          276,912
      293,645    FHLMC #B16372                                                             5.00       09/01/2019          297,682
      319,450    FHLMC #B16397                                                             5.00       09/01/2019          323,842
      437,959    FHLMC #B16398                                                             5.00       09/01/2019          443,981
      474,462    FHLMC #B16399                                                             5.00       09/01/2019          480,986
      296,299    FHLMC #B16425                                                             5.00       09/01/2019          300,373
      839,086    FHLMC #B16509                                                             5.00       09/01/2019          850,624
      572,867    FHLMC #B16543                                                             5.00       09/01/2019          580,744
    3,944,947    FHLMC #C90732                                                             5.50       11/01/2023        4,026,179
    7,088,939    FHLMC #C90843<<                                                           5.50       07/01/2024        7,230,120
    3,895,969    FHLMC #C90859                                                             5.50       10/01/2024        3,973,559
    1,991,992    FHLMC #G01647                                                             4.00       01/01/2034        1,820,880
    3,417,536    FHLMC #G11604                                                             5.00       07/01/2019        3,465,801
    2,580,078    FHLMC #G11615                                                             5.00       09/01/2019        2,615,554
    2,770,130    FHLMC #M80895                                                             5.00       01/01/2011        2,832,367
      296,754    FHLMC #M80910                                                             5.00       02/01/2011          303,400

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MONTGOMERY TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$     105,831    FHLMC #M80913                                                             5.00%      04/01/2011    $     108,201
      308,358    FHLMC #M80914                                                             5.00       03/01/2011          315,264
    2,186,716    FHLMC #M80925                                                             5.00       06/01/2011        2,235,689
    5,849,291    FHLMC #M80927<<                                                           5.00       07/01/2011        5,980,291
    5,981,036    FHLMC #M80928<<                                                           5.00       08/01/2011        6,114,987
    7,948,922    FHLMC #M80936<<                                                           5.00       09/01/2011        8,126,945
    1,052,970    FHLMC SERIES 2581 CLASS HV                                                4.50       02/15/2017        1,061,830
    5,307,000    FHLMC SERIES 2731 CLASS PK                                                3.50       05/15/2026        5,265,471
    3,292,913    FHLMC SERIES 2736 CLASS DB                                                3.30       11/15/2026        3,238,554
      577,000    FHLMC SERIES 2791 CLASS VD                                                5.00       02/15/2021          556,858
      681,000    FHLMC SERIES 2791 CLASS VJ                                                5.00       02/15/2021          659,171
      623,000    FHLMC SERIES 2791 CLASS VL                                                5.00       02/15/2021          603,823
    3,522,443    FHLMC SERIES 2801 CLASS EH<<                                              4.50       11/15/2016        3,549,937
    1,595,000    FHLMC SERIES 2807 CLASS ND                                                5.50       04/15/2029        1,636,247
    1,514,000    FHLMC SERIES 2820 CLASS PE<<                                              5.50       03/15/2030        1,552,534
   11,391,000    FHLMC SERIES 2825 CLASS PM<<                                              5.50       03/15/2030       11,664,535
    1,318,000    FHLMC SERIES 2832 CLASS PD<<                                              5.50       09/15/2029        1,349,010
      678,000    FHLMC SERIES 2835 CLASS NE                                                5.50       06/15/2029          695,459
      835,000    FHLMC SERIES 2849 CLASS PD                                                5.50       03/15/2030          855,273
    2,669,000    FHLMC SERIES 2858 CLASS JM                                                5.50       03/15/2030        2,725,993
      963,000    FHLMC SERIES 2859 CLASS PD                                                5.50       04/15/2030          986,123

                                                                                                                      131,900,253
                                                                                                                    -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.06%
   15,950,000    FNMA<<                                                                    6.63       10/15/2007       17,312,864
      808,332    FNMA #255389                                                              5.00       08/01/2011          825,425
      362,976    FNMA #255440                                                              5.00       09/01/2011          370,651
      831,138    FNMA #382142                                                              7.10       12/01/2009          921,792
      574,283    FNMA #382344                                                              7.41       04/01/2010          647,817
    6,782,663    FNMA #725248<<                                                            5.00       03/01/2034        6,709,281
      238,742    FNMA #741917                                                              4.00       10/01/2033          218,239
    4,044,251    FNMA #756196                                                              5.50       12/01/2033        4,097,633
    1,614,449    FNMA #762520                                                              4.00       11/01/2033        1,591,420
    1,360,158    FNMA SERIES 2002-82 CLASS XJ                                              4.50       09/25/2012        1,370,448
    2,971,862    FNMA SERIES 2003-13 CLASS GA<<                                            4.50       06/25/2032        2,988,296
    5,339,476    FNMA SERIES 2003-24 CLASS PA<<                                            4.50       11/25/2009        5,376,018
      613,101    FNMA SERIES 2003-32 CLASS KA                                              5.00       07/25/2013          620,461
      224,337    FNMA SERIES 2003-41 CLASS YN                                              4.00       05/25/2017          225,240
    1,562,833    FNMA SERIES 2003-79 CLASS KA                                              3.75       05/25/2011        1,566,828
    3,301,000    FNMA SERIES 2003-92 CLASS KQ                                              3.50       06/25/2023        3,268,780
    2,727,000    FNMA TBA%%                                                                5.50       12/01/2033        2,757,679
    7,697,000    FNMA TBA%%                                                                5.00       12/01/2034        7,591,166
   18,895,000    FNMA TBA%%                                                                6.00       12/01/2034       19,497,278

                                                                                                                       77,957,316
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

   MONTGOMERY TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.53%
$   2,276,210    GNMA #3545<<                                                              6.00%      04/20/2034    $   2,354,252
    2,650,994    GNMA #3584<<                                                              6.00       07/20/2034        2,741,841
      337,133    GNMA #3625                                                                6.00       10/20/2034          348,691
    1,487,713    GNMA #574763<<                                                            6.00       09/15/2034        1,540,579
    1,928,000    GNMA SERIES 2004-54 CLASS LE                                              5.50       08/20/2033        1,947,960
    3,516,000    GNMA SERIES 2004-72 CLASS PL                                              5.50       04/20/2031        3,595,538
      588,000    GNMA SERIES 2004-75 SERIES NE                                             5.50       01/20/2031          599,223

                                                                                                                       13,128,084
                                                                                                                    -------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $222,840,938)                                                             222,985,653
                                                                                                                    -------------

US TREASURY SECURITIES - 20.38%

US TREASURY BONDS - 4.86%
    4,418,000    US TREASURY BOND<<                                                        6.25       08/15/2023        5,069,310
   17,634,000    US TREASURY BOND<<                                                        6.13       11/15/2027       20,111,718

                                                                                                                       25,181,028
                                                                                                                    -------------

US TREASURY NOTES - 15.52%
   16,371,000    US TREASURY NOTE<<                                                        2.38       08/31/2006       16,210,483
   52,727,000    US TREASURY NOTE<<                                                        2.50       09/30/2006       52,280,036
    1,188,000    US TREASURY NOTE<<                                                        3.38       10/15/2009        1,171,154
    1,193,000    US TREASURY NOTE<<                                                        3.50       11/15/2009        1,182,189
    9,594,000    US TREASURY NOTE<<                                                        4.25       11/15/2014        9,511,549

                                                                                                                       80,355,411
                                                                                                                    -------------

TOTAL US TREASURY SECURITIES (COST $106,029,824)                                                                      105,536,439
                                                                                                                    -------------

COLLATERAL FOR SECURITIES LENDING - 43.59%
                 COLLATERAL FOR SECURITY LENDING                                                                      225,675,283

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $225,675,283)                                                           225,675,283
                                                                                                                    -------------

REPURCHASE AGREEMENTS - 4.42%
   11,923,000    BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY
                 US GOVERNMENT SECURITIES (MATURITY VALUE $11,923,686)                     2.10       12/01/2004       11,923,000
   10,986,000    GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED
                 BY US GOVERNMENT SECURITIES (MATURITY VALUE $10,986,632)                  2.10       12/01/2004       10,986,000

TOTAL REPURCHASE AGREEMENTS (COST $22,909,000)                                                                         22,909,000
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $777,374,457)*                      149.94%                                                                   $ 776,198,613

OTHER ASSETS AND LIABILITIES, NET         (49.94)                                                                    (258,525,435)
                                          ------                                                                    -------------
TOTAL NET ASSETS                          100.00%                                                                   $ 517,673,178
                                          ======                                                                    =============

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $30,726,082. (SEE NOTE 2)

+/-   VARIABLE RATE SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                          VALUE
INVESTMENT IN MASTER PORTFOLIOS - 99.95%
          N/A    WELLS FARGO STABLE INCOME PORTFOLIO                                                                $ 669,333,568

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $670,167,578)                                                             669,333,568
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $670,167,578)*                       99.95%                                                                   $ 669,333,568

OTHER ASSETS AND LIABILITIES, NET           0.05                                                                          301,714
                                          ------                                                                    -------------
TOTAL NET ASSETS                          100.00%                                                                   $ 669,635,282
                                          ======                                                                    =============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

   TACTICAL MATURITY BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                          VALUE
INVESTMENT IN MASTER PORTFOLIOS - 100.08%
          N/A    WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO                                                       $     663,170

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $690,845)                                                                     663,170
                                                                                                                    -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $690,845)*                          100.08%                                                                   $     663,170

OTHER ASSETS AND LIABILITIES, NET          (0.08)                                                                            (520)
                                          ------                                                                    -------------
TOTAL NET ASSETS                          100.00%                                                                   $     662,650
                                          ======                                                                    =============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO INCOME FUNDS                           NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            DIVERSIFIED        HIGH YIELD              INCOME            INCOME
                                                              BOND FUND         BOND FUND                FUND         PLUS FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE .......................  $           0     $ 304,296,354       $ 291,282,460     $  42,079,589
  INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ..........    161,699,316                 0                   0                 0
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ............              0        53,362,454          44,478,626         3,582,714
  INVESTMENTS IN OTHER AFFILIATES ......................              0                 0          26,102,369        29,914,984
                                                          -------------     -------------       -------------     -------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ......    161,699,316       357,658,808         361,863,455        75,577,287
                                                          -------------     -------------       -------------     -------------
  CASH .................................................              0         1,270,435                  32           329,492
  RECEIVABLE FOR FUND SHARES ISSUED ....................        168,099           363,173              39,481           195,948
  RECEIVABLE FOR INVESTMENTS SOLD ......................              0         3,865,247           7,770,358           812,555
  RECEIVABLES FOR DIVIDENDS AND INTEREST ...............              0         5,907,238           3,173,989           688,319
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ....              0                 0                   0                 0
  PREPAID EXPENSES AND OTHER ASSETS ....................              0                 0                   0                 0
                                                          -------------     -------------       -------------     -------------
TOTAL ASSETS ...........................................    161,867,415       369,064,901         372,847,315        77,603,601
                                                          -------------     -------------       -------------     -------------
LIABILITIES
  PAYABLE TO CUSTODIAN FOR OVERDRAFTS ..................              0                 0                   0                 0
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES
   CONTRACTS ...........................................              0                 0               3,813                 0
  PAYABLE FOR FUND SHARES REDEEMED .....................         34,286           163,408              81,045            89,655
  PAYABLE FOR INVESTMENTS PURCHASED ....................              0         2,520,000           9,538,708           957,102
  DIVIDENDS PAYABLE ....................................              0         1,883,274           1,164,464                 0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3)          35,978           220,243             174,031            11,889
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..............          1,617            97,621              15,348            37,082
  PAYABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS .........              0                 0                   0           102,080
  UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY
   CONTRACTS ...........................................              0                 0                   0            94,846
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ...............              0        53,362,454          44,478,626         3,582,714
  ACCRUED EXPENSES AND OTHER LIABILITIES ...............        120,314            49,251              71,831            34,161
                                                          -------------     -------------       -------------     -------------
TOTAL LIABILITIES ......................................        192,195        58,296,251          55,527,866         4,909,529
                                                          -------------     -------------       -------------     -------------
TOTAL NET ASSETS .......................................  $ 161,675,220     $ 310,768,650       $ 317,319,449     $  72,694,072
                                                          =============     =============       =============     =============
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ......................................  $ 156,177,755     $ 294,743,230       $ 339,084,114     $  78,697,226
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........         80,112           (22,217)         (1,952,628)         (107,265)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
   INVESTMENTS .........................................        562,879         6,260,260         (20,390,648)       (7,700,154)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION OF
   ASSETS AND LIABILITIES DENOMINATED IN FOREIGN
   CURRENCIES ..........................................      4,854,474         9,787,377             486,323         2,001,191
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD
   FOREIGN CURRENCY CONTRACTS AND TRANSACTIONS .........              0                 0                   0           (94,846)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES               0                 0              92,288                 0
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS,
   SWAP AGREEMENTS, AND SHORT SALES ....................              0                 0                   0          (102,080)
                                                          -------------     -------------       -------------     -------------
TOTAL NET ASSETS .......................................  $ 161,675,220     $ 310,768,650       $ 317,319,449     $  72,694,072
                                                          -------------     -------------       -------------     -------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
 SHARE(1)
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A .................................            N/A     $ 256,520,637       $  19,982,161     $  38,888,437
  SHARES OUTSTANDING - CLASS A .........................            N/A        23,708,242           2,101,976         3,496,173
  NET ASSET VALUE PER SHARE - CLASS A ..................            N/A     $       10.82       $        9.51     $       11.12
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A ...........            N/A     $       11.33(2)    $        9.96(2)  $       11.64(2)
  NET ASSETS - CLASS B .................................            N/A     $  29,012,535       $  12,133,571     $  26,905,477
  SHARES OUTSTANDING - CLASS B .........................            N/A         2,681,870           1,277,606         2,418,460
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B            N/A     $       10.82       $        9.50     $       11.13
  NET ASSETS - CLASS C .................................            N/A     $  25,235,478                 N/A     $   6,900,158
  SHARES OUTSTANDING - CLASS C .........................            N/A         2,331,228                 N/A           620,305
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C            N/A     $       10.82                 N/A     $       11.12
  NET ASSETS - INSTITUTIONAL CLASS .....................  $ 161,675,220               N/A       $ 285,203,717               N/A
  SHARES OUTSTANDING - INSTITUTIONAL CLASS .............      6,274,661               N/A          30,041,937               N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   INSTITUTIONAL CLASS .................................  $       25.77               N/A       $        9.49               N/A
  NET ASSET - SELECT CLASS .............................            N/A               N/A                 N/A               N/A
  SHARES OUTSTANDING - SELECT CLASS ....................            N/A               N/A                 N/A               N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - SELECT
   CLASS ...............................................            N/A               N/A                 N/A               N/A
                                                          -------------     -------------       -------------     -------------
INVESTMENTS AT COST ....................................  $ 156,844,842     $ 347,871,431       $ 361,377,132     $  73,583,111
                                                          =============     =============       =============     =============
SECURITIES ON LOAN, AT MARKET VALUE ....................  $           0     $  49,818,312       $  41,482,774     $   3,332,626
                                                          =============     =============       =============     =============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.50 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

(3) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97.00 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

(4) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.00 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                           WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                                     MONTGOMERY
                                                             INFLATION-      INTERMEDIATE        LIMITED TERM    SHORT DURATION
                                                              PROTECTED        GOVERNMENT          GOVERNMENT        GOVERNMENT
                                                              BOND FUND       INCOME FUND         INCOME FUND         BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE .......................  $  78,414,753     $ 594,228,224       $ 175,661,088     $ 441,174,505
  INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ..........              0                 0                   0                 0
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ............     39,999,112       277,342,500          44,706,474        70,260,093
  INVESTMENTS IN OTHER AFFILIATES ......................        613,419        13,749,847           3,019,099                 0
                                                          -------------     -------------       -------------     -------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ......    119,027,284       885,320,571         223,386,661       511,434,598
                                                          -------------     -------------       -------------     -------------
  CASH .................................................              0                12                   0               740
  RECEIVABLE FOR FUND SHARES ISSUED ....................         70,410            79,143               5,173           476,118
  RECEIVABLE FOR INVESTMENTS SOLD ......................              0         8,142,274           2,081,312                 0
  RECEIVABLES FOR DIVIDENDS AND INTEREST ...............        644,267        13,146,197           3,725,529         1,851,983
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ....              0                 0                   0                 0
  PREPAID EXPENSES AND OTHER ASSETS ....................             23                 0                   0           291,177
                                                          -------------     -------------       -------------     -------------
TOTAL ASSETS ...........................................    119,741,984       906,688,197         229,198,675       514,054,616
                                                          -------------     -------------       -------------     -------------
LIABILITIES
  PAYABLE TO CUSTODIAN FOR OVERDRAFTS ..................              0                 0                  99                 0
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES
   CONTRACTS ...........................................              0                 0                   0                 0
  PAYABLE FOR FUND SHARES REDEEMED .....................         72,784           476,692              29,368           478,417
  PAYABLE FOR INVESTMENTS PURCHASED ....................              0        19,486,327           6,047,753        19,193,825
  DIVIDENDS PAYABLE ....................................        314,550                10             477,135         1,059,312
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3)          26,606           335,272              98,030           126,356
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..............         26,252            78,205              30,060            40,740
  PAYABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS .........              0                 0                   0                 0
  UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY
   CONTRACTS ...........................................              0                 0                   0                 0
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ...............     39,999,112       277,342,500          44,706,474        70,260,093
  ACCRUED EXPENSES AND OTHER LIABILITIES ...............              0           122,316              70,381                 0
                                                          -------------     -------------       -------------     -------------
TOTAL LIABILITIES ......................................     40,439,304       297,841,322          51,459,300        91,158,743
                                                          -------------     -------------       -------------     -------------
TOTAL NET ASSETS .......................................  $  79,302,680     $ 608,846,875       $ 177,739,375     $ 422,895,873
                                                          =============     =============       =============     =============
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ......................................  $  77,108,206     $ 655,217,823       $ 186,202,581     $ 428,976,772
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........        341,772        (5,490,763)            (27,765)       (1,212,030)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
   INVESTMENTS .........................................        517,739       (40,143,299)         (8,398,402)       (2,980,781)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION OF
   ASSETS AND LIABILITIES DENOMINATED IN FOREIGN
   CURRENCIES ..........................................      1,334,963          (736,886)            (37,039)       (1,888,088)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF
   FORWARD FOREIGN CURRENCY CONTRACTS AND TRANSACTIONS .              0                 0                   0                 0
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES               0                 0                   0                 0
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS,
   SWAP AGREEMENTS, AND SHORT SALES ....................              0                 0                   0                 0
                                                          -------------     -------------       -------------     -------------
TOTAL NET ASSETS .......................................  $  79,302,680     $ 608,846,875       $ 177,739,375     $ 422,895,873
                                                          -------------     -------------       -------------     -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
 SHARE(1)
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A .................................  $  22,787,732     $ 150,403,072       $  56,148,742     $  46,195,571
  SHARES OUTSTANDING - CLASS A .........................      2,216,057        13,699,465           5,584,765         4,578,784
  NET ASSET VALUE PER SHARE - CLASS A ..................  $       10.28     $       10.98       $       10.05     $       10.09
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A ...........  $       10.76(2)  $       11.50(2)    $       10.52(2)  $       10.40(3)
  NET ASSETS - CLASS B .................................  $  11,435,105     $  38,355,210       $  21,655,769     $   9,901,079
  SHARES OUTSTANDING - CLASS B .........................      1,113,474         3,499,586           2,154,042           980,700
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B  $       10.27     $       10.96       $       10.05     $       10.10
  NET ASSETS - CLASS C .................................  $  12,528,031     $  16,439,483                 N/A     $  26,511,214
  SHARES OUTSTANDING - CLASS C .........................      1,219,180         1,503,057                 N/A         2,623,899
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C  $       10.28     $       10.94                 N/A     $       10.10
  NET ASSETS - INSTITUTIONAL CLASS .....................  $  32,551,812     $ 403,649,110       $  99,934,864     $ 340,288,009
  SHARES OUTSTANDING - INSTITUTIONAL CLASS .............      3,168,792        36,787,173          10,136,223        33,687,084
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   INSTITUTIONAL CLASS .................................  $       10.27     $       10.97       $        9.86     $       10.10
  NET ASSET - SELECT CLASS .............................            N/A               N/A                 N/A               N/A
  SHARES OUTSTANDING - SELECT CLASS ....................            N/A               N/A                 N/A               N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - SELECT
   CLASS ...............................................            N/A               N/A                 N/A               N/A
                                                          -------------     -------------       -------------     -------------
INVESTMENTS AT COST ....................................  $ 117,692,321     $ 886,057,457       $ 223,423,700     $ 513,322,686
                                                          =============     =============       =============     =============
SECURITIES ON LOAN, AT MARKET VALUE ....................  $  37,657,643     $ 271,180,021       $  41,815,116     $  68,973,902
                                                          =============     =============       =============     =============

                                                                               MONTGOMERY            STABLE            TACTICAL
                                                                             TOTAL RETURN            INCOME            MATURITY
                                                                                BOND FUND              FUND           BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ........................................   $ 550,523,330     $           0       $           0
  INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ...........................               0       669,333,568             663,170
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............................     225,675,283                 0                   0
  INVESTMENTS IN OTHER AFFILIATES .......................................               0                 0                   0
                                                                            -------------     -------------       -------------
TOTAL INVESTMENT AT MARKET VALUE  (SEE COST BELOW) ......................     776,198,613       669,333,568             663,170
                                                                            -------------     -------------       -------------
  CASH ..................................................................             255                 0                   0
  RECEIVABLE FOR FUND SHARES ISSUED .....................................       1,641,254           577,727                   0
  RECEIVABLE FOR INVESTMENTS SOLD .......................................      43,241,840                 0                   0
  RECEIVABLES FOR DIVIDENDS AND INTEREST ................................      13,740,184                 0                   0
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES .....................               0                 0               2,065
  PREPAID EXPENSES AND OTHER ASSETS .....................................         101,235            12,646                   0
                                                                            -------------     -------------       -------------
TOTAL ASSETS ............................................................     834,923,381       669,923,941             665,235
                                                                            -------------     -------------       -------------
LIABILITIES
  PAYABLE TO CUSTODIAN FOR OVERDRAFTS ...................................               0                 0                   0
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...............               0                 0                   0
  PAYABLE FOR FUND SHARES REDEEMED ......................................         101,724           101,637                   6
  PAYABLE FOR INVESTMENTS PURCHASED .....................................      89,771,464                 0                   0
  DIVIDENDS PAYABLE .....................................................       1,451,494                 0                   0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .................         187,940           126,644                   0
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...............................          62,298            60,378                   0
  PAYABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ..........................               0                 0                   0
  UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS .........               0                 0                   0
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ................................     225,675,283                 0                   0
  ACCRUED EXPENSES AND OTHER LIABILITIES ................................               0                 0               2,579
                                                                            -------------     -------------       -------------
TOTAL LIABILITIES .......................................................     317,250,203           288,659               2,585
                                                                            -------------     -------------       -------------
TOTAL NET ASSETS ........................................................   $ 517,673,178     $ 669,635,282       $     662,650
                                                                            =============     =============       =============
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL .......................................................   $ 518,410,642     $ 672,519,951       $   1,379,949
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................          66,065           516,183                 186
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................         372,315        (2,566,842)           (689,810)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
    CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
    FOREIGN CURRENCIES ..................................................      (1,175,844)         (834,010)            (27,675)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN CURRENCY
    CONTRACTS AND TRANSACTIONS ..........................................               0                 0                   0
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES .................               0                 0                   0
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS,
    AND SHORT SALES .....................................................               0                 0                   0
                                                                            -------------     -------------       -------------
TOTAL NET ASSETS ........................................................   $ 517,673,178     $ 669,635,282       $     662,650
                                                                            -------------     -------------       -------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ..................................................   $  38,848,486     $ 135,926,915                 N/A
  SHARES OUTSTANDING - CLASS A ..........................................       3,096,900        13,136,313                 N/A
  NET ASSET VALUE PER SHARE - CLASS A ...................................   $       12.54     $       10.35                 N/A
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A ............................   $       13.13(2)  $       10.56(4)              N/A
  NET ASSETS - CLASS B ..................................................   $   7,942,693     $  27,795,231                 N/A
  SHARES OUTSTANDING - CLASS B ..........................................         632,618         2,690,323                 N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ................   $       12.56     $       10.33                 N/A
  NET ASSETS - CLASS C ..................................................   $   6,033,702     $   9,374,888                 N/A
  SHARES OUTSTANDING - CLASS C ..........................................         483,146           908,744                 N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ................   $       12.49     $       10.32                 N/A
  NET ASSETS - INSTITUTIONAL CLASS ......................................   $ 350,641,638     $ 496,538,248       $     662,650
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ..............................      28,429,859        47,993,442              70,314
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ....   $       12.33     $       10.35       $        9.42
  NET ASSET - SELECT CLASS ..............................................   $ 114,206,659               N/A                 N/A
  SHARES OUTSTANDING - SELECT CLASS .....................................       9,264,068               N/A                 N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - SELECT CLASS ...........   $       12.33               N/A                 N/A
                                                                            -------------     -------------       -------------
INVESTMENTS AT COST .....................................................   $ 777,374,457     $ 670,167,578       $     690,845
                                                                            =============     =============       =============
SECURITIES ON LOAN, AT MARKET VALUE .....................................   $ 220,646,747     $           0       $           0
                                                                            =============     =============       =============

                                                      STATEMENT OF OPERATIONS --
WELLS FARGO INCOME FUNDS  FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                DIVERSIFIED      HIGH YIELD           INCOME          INCOME
                                                                  BOND FUND       BOND FUND             FUND       PLUS FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS .................................................  $          0    $    245,602    $   1,031,940    $          0
  DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .....       123,588               0                0               0
  INTEREST ..................................................            14      12,305,404        6,562,440       1,146,786
  INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS     3,556,219               0                0               0
  INCOME ON MORTGAGE DOLLAR ROLLS ...........................             0               0                0               0
  INCOME FROM OTHER AFFILIATED SECURITIES ...................             0               0           51,393       1,066,748
  SECURITIES LENDING INCOME .................................             0         100,193           51,025           4,256
  OTHER INCOME ..............................................             0               0                0               0
  EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ......      (442,985)              0                0               0
  WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .......       149,653               0                0               0
                                                               ------------    ------------    -------------    ------------
TOTAL INVESTMENT INCOME .....................................     3,386,489      12,651,199        7,696,798       2,217,790
                                                               ------------    ------------    -------------    ------------
EXPENSES

  ADVISORY FEES .............................................       222,016         862,568          771,796         209,944
  ADMINISTRATION FEES
  FUND LEVEL ................................................        44,403          76,098           82,600          18,514
    CLASS A .................................................           N/A         350,861           28,243          49,007
    CLASS B .................................................           N/A          39,438           18,435          44,666
    CLASS C .................................................           N/A          35,853              N/A          10,003
    INSTITUTIONAL CLASS .....................................       177,613             N/A          297,057             N/A
    SELECT CLASS ............................................           N/A             N/A              N/A             N/A
  CUSTODY FEES ..............................................             0          30,439           33,040           7,405
  SHAREHOLDER SERVICING FEES ................................             0         380,492           41,677          92,568
  ACCOUNTING FEES ...........................................        15,089          18,702           19,443          12,137
  DISTRIBUTION FEES (NOTE 3)
    CLASS B .................................................           N/A         105,636           49,380         119,642
    CLASS C .................................................           N/A          96,034              N/A          26,794
  AUDIT FEES ................................................         4,061          11,029           11,531           8,372
  LEGAL FEES ................................................            49           2,165            2,256           1,003
  REGISTRATION FEES .........................................            49         132,604               49             501
  SHAREHOLDER REPORTS .......................................            49          19,607               49           5,214
  TRUSTEES' FEES ............................................         3,404           3,404            3,404           3,404
  INTEREST EXPENSE ..........................................             0               0                0               0
  OTHER FEES AND EXPENSES ...................................         3,520           4,527            9,138           1,723
                                                               ------------    ------------    -------------    ------------
  TOTAL EXPENSES ............................................       470,253       2,169,457        1,368,098         610,897

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..............      (142,047)       (217,155)        (137,050)       (260,892)
  NET EXPENSES ..............................................       328,206       1,952,302        1,231,048         350,005
                                                               ------------    ------------    -------------    ------------
NET INVESTMENT INCOME (LOSS) ................................     3,058,283      10,698,897        6,465,750       1,867,785
                                                               ------------    ------------    -------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ..............................................             0       3,327,052        2,378,965         296,926
  FORWARD FOREIGN CURRENCY CONTRACTS ........................             0               0                0        (434,960)
  FUTURES TRANSACTIONS ......................................             0               0       (1,718,947)        (57,630)
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ......             0               0          (28,945)       (101,437)
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..       509,740               0                0               0
  FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .....       (20,689)              0                0               0
  OPTIONS, SWAP AGREEMENT AND SHORT SALE TRANSACTIONS
   ALLOCATED FROM THE MASTER PORTFOLIOS .....................        21,366               0                0               0
                                                               ------------    ------------    -------------    ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...................       510,417       3,327,052          631,073        (297,101)
                                                               ------------    ------------    -------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ..............................................             0       7,508,127        4,496,113       2,383,748
  FORWARD FOREIGN CURRENCY CONTRACTS ........................             0               0                0         (12,275)
  FUTURES TRANSACTIONS ......................................             0               0          317,679          13,594
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ......             0               0          (85,095)       (149,997)
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..       935,881               0                0               0
  FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES
   ALLOCATED FROM MASTER PORTFOLIOS .........................         1,450               0                0               0
                                                               ------------    ------------    -------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
 INVESTMENTS ................................................       937,331       7,508,127        4,728,697       2,235,070
                                                               ------------    ------------    -------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ......     1,447,748      10,835,179        5,359,770       1,937,969
                                                               ------------    ------------    -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS .................................................  $  4,506,031    $ 21,534,076    $  11,825,520    $  3,805,754
                                                               ============    ============    =============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)  WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                                  MONTGOMERY
                                                                 INFLATION-    INTERMEDIATE     LIMITED TERM  SHORT DURATION
                                                                  PROTECTED      GOVERNMENT       GOVERNMENT      GOVERNMENT
                                                                  BOND FUND     INCOME FUND      INCOME FUND       BOND FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS .................................................  $          0    $          0    $           0    $          0
  DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .....             0               0                0               0
  INTEREST ..................................................     1,536,148      12,598,076        3,513,490       6,436,522
  INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS             0               0                0               0
  INCOME ON MORTGAGE DOLLAR ROLLS ...........................             0          17,089                0               0
  INCOME FROM OTHER AFFILIATED SECURITIES ...................        10,265          80,655           29,064               0
  SECURITIES LENDING INCOME .................................         9,798         140,617           45,748          80,334
  OTHER INCOME ..............................................             0               0                0               0
  EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ......             0               0                0               0
  WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .......             0               0                0               0
                                                               ------------    ------------    -------------    ------------
TOTAL INVESTMENT INCOME .....................................     1,556,211      12,836,437        3,588,302       6,516,856
                                                               ------------    ------------    -------------    ------------
EXPENSES

  ADVISORY FEES .............................................       173,667       1,468,908          448,508       1,023,503
  ADMINISTRATION FEES
  FUND LEVEL ................................................        18,632         159,453           47,962         109,462
    CLASS A .................................................        30,147         248,432           80,925          67,952
    CLASS B .................................................        15,771          60,717           33,412          13,972
    CLASS C .................................................        17,263          26,148              N/A          41,163
    INSTITUTIONAL CLASS .....................................        29,399         398,312          110,178         349,930
    SELECT CLASS ............................................           N/A             N/A              N/A             N/A
  CUSTODY FEES ..............................................         7,453          63,781           19,185          43,785
  SHAREHOLDER SERVICING FEES ................................        56,412         299,373          102,086         109,898
  ACCOUNTING FEES ...........................................        13,655          28,204           15,494          31,505
  DISTRIBUTION FEES (NOTE 3)
    CLASS B .................................................        42,244         162,635           89,496          37,424
    CLASS C .................................................        46,239          70,040              N/A         110,258
  AUDIT FEES ................................................         8,524          11,551            9,126          12,032
  LEGAL FEES ................................................         4,513           6,317            2,608           7,271
  REGISTRATION FEES .........................................        17,548             501              501         401,096
  SHAREHOLDER REPORTS .......................................        28,577             501              501          55,151
  TRUSTEES' FEES ............................................         3,409           3,400            3,429           3,404
  INTEREST EXPENSE ..........................................             0               0                0          60,461
  OTHER FEES AND EXPENSES ...................................           953           9,780            3,314           6,938
                                                               ------------    ------------    -------------    ------------
  TOTAL EXPENSES ............................................       514,406       3,018,053          966,725       2,485,205

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..............      (133,848)       (252,312)        (102,534)       (838,570)
  NET EXPENSES ..............................................       380,558       2,765,741          864,191       1,646,635
                                                               ------------    ------------    -------------    ------------
NET INVESTMENT INCOME (LOSS) ................................     1,175,653      10,070,696        2,724,111       4,870,221
                                                               ------------    ------------    -------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ..............................................       212,451       2,163,633         (702,590)     (1,756,407)
  FORWARD FOREIGN CURRENCY CONTRACTS ........................             0               0                0               0
  FUTURES TRANSACTIONS ......................................             0      (1,151,548)        (375,213)              0
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ......             0               0                0               0
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..             0               0                0               0
  FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .....             0               0                0               0
  OPTIONS, SWAP AGREEMENT AND SHORT SALE TRANSACTIONS
   ALLOCATED FROM THE MASTER PORTFOLIOS .....................             0               0                0               0
                                                               ------------    ------------    -------------    ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...................       212,451       1,012,085       (1,077,803)     (1,756,407)
                                                               ------------    ------------    -------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ..............................................     1,579,782       3,490,646        1,921,142       1,350,271
  FORWARD FOREIGN CURRENCY CONTRACTS ........................             0               0                0               0
  FUTURES TRANSACTIONS ......................................             0         262,031           82,734               0
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ......             0               0                0          17,437
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..             0               0                0               0
  FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES
   ALLOCATED FROM MASTER PORTFOLIOS .........................             0               0                0               0
                                                               ------------    ------------    -------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
 INVESTMENTS ................................................     1,579,782       3,752,677        2,003,876       1,367,708
                                                               ------------    ------------    -------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ......     1,792,233       4,764,762          926,073        (388,699)
                                                               ------------    ------------    -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS .................................................  $  2,967,886    $ 14,835,458    $   3,650,184    $  4,481,522
                                                               ============    ============    =============    ============

                                                                 MONTGOMERY          STABLE         TACTICAL
                                                               TOTAL RETURN          INCOME         MATURITY
                                                                  BOND FUND            FUND        BOND FUND
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS .................................................  $          0    $          0    $           0
  DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .....             0         195,940           18,922
  INTEREST ..................................................     7,790,442              65                0
  INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS             0       7,596,705          113,577
  INCOME ON MORTGAGE DOLLAR ROLLS ...........................       157,778               0                0
  INCOME FROM OTHER AFFILIATED SECURITIES ...................             0               0                0
  SECURITIES LENDING INCOME .................................        63,046               0                0
  OTHER INCOME ..............................................             0               0           37,411
  EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ......             0      (1,746,597)         (33,158)
  WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .......             0         447,113           20,860
                                                               ------------    ------------    -------------
TOTAL INVESTMENT INCOME .....................................     8,011,266       6,493,226          157,612
                                                               ------------    ------------    -------------
EXPENSES

  ADVISORY FEES .............................................       866,579               0                0
  ADMINISTRATION FEES
  FUND LEVEL ................................................        93,329         178,827            3,308
    CLASS A .................................................        70,391         206,953              N/A
    CLASS B .................................................        11,219          45,072              N/A
    CLASS C .................................................         8,535          15,328              N/A
    INSTITUTIONAL CLASS .....................................       236,452         524,343           13,233
    SELECT CLASS ............................................        36,238             N/A              N/A
  CUSTODY FEES ..............................................        37,332               0                0
  SHAREHOLDER SERVICING FEES ................................       257,825         238,708                0
  ACCOUNTING FEES ...........................................        32,665          30,413            7,269
  DISTRIBUTION FEES (NOTE 3)
    CLASS B .................................................        30,050         120,729              N/A
    CLASS C .................................................        22,861          41,056              N/A
  AUDIT FEES ................................................        10,027           4,011              909
  LEGAL FEES ................................................         3,009           9,525                0
  REGISTRATION FEES .........................................        94,258          67,684                0
  SHAREHOLDER REPORTS .......................................        34,093          46,125                0
  TRUSTEES' FEES ............................................         3,409           3,409            2,576
  INTEREST EXPENSE ..........................................             0               0                0
  OTHER FEES AND EXPENSES ...................................        14,891          11,483               23
                                                               ------------    ------------    -------------
  TOTAL EXPENSES ............................................     1,863,163       1,543,666           27,318

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..............      (540,725)       (142,341)          (6,063)
  NET EXPENSES ..............................................     1,322,438       1,401,325           21,255
                                                               ------------    ------------    -------------
NET INVESTMENT INCOME (LOSS) ................................     6,688,828       5,091,901          136,357
                                                               ------------    ------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ..............................................     2,622,132               0                0
  FORWARD FOREIGN CURRENCY CONTRACTS ........................             0               0                0
  FUTURES TRANSACTIONS ......................................             0               0                0
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ......             0               0                0
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..             0         (82,509)               0
  FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .....             0               0           (6,544)
  OPTIONS, SWAP AGREEMENT AND SHORT SALE TRANSACTIONS
   ALLOCATED FROM THE MASTER PORTFOLIOS .....................             0        (414,766)               0
                                                               ------------    ------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...................     2,622,132        (497,275)          (6,544)
                                                               ------------    ------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ..............................................     1,781,443               0                0
  FORWARD FOREIGN CURRENCY CONTRACTS ........................             0               0                0
  FUTURES TRANSACTIONS ......................................             0               0                0
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ......        14,338               0                0
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..             0       1,642,573           38,302
  FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES
   ALLOCATED FROM MASTER PORTFOLIOS .........................             0        (552,942)               0
                                                               ------------    ------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
 INVESTMENTS ................................................     1,795,781       1,089,631           38,302
                                                               ------------    ------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ......     4,417,913         592,356           31,758
                                                               ------------    ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS .................................................  $ 11,106,741    $  5,684,257    $     168,115
                                                               ============    ============    =============

WELLS FARGO INCOME FUNDS                     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    DIVERSIFIED BOND FUND
                                                                                             ------------------------------------
                                                                                             (UNAUDITED) FOR THE          FOR THE
                                                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                                               NOVEMBER 30, 2004     MAY 31, 2004
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .....................................................................    $  191,874,766    $ 372,821,909
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ...............................................................         3,058,283       10,078,696
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................................           510,417          936,877
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........................           937,331      (10,863,111)
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................         4,506,031          152,462
                                                                                                  --------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A ..................................................................................               N/A              N/A
    CLASS B ..................................................................................               N/A              N/A
    CLASS C ..................................................................................               N/A              N/A
    INSTITUTIONAL CLASS ......................................................................        (3,083,483)     (10,376,704)
    SELECT CLASS .............................................................................               N/A              N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A ..................................................................................               N/A              N/A
    CLASS B ..................................................................................               N/A              N/A
    CLASS C ..................................................................................               N/A              N/A
    INSTITUTIONAL CLASS ......................................................................                 0         (380,319)
    SELECT CLASS .............................................................................               N/A              N/A
  RETURN OF CAPITAL
    CLASS A ..................................................................................               N/A              N/A
    CLASS B ..................................................................................               N/A              N/A
    CLASS C ..................................................................................               N/A              N/A
    INSTITUTIONAL CLASS ......................................................................                 0                0
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ........................................................               N/A              N/A
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ....................................................               N/A              N/A
  COST OF SHARES REDEEMED - CLASS A ..........................................................               N/A              N/A
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....               N/A              N/A
                                                                                                  --------------    -------------
  PROCEEDS FROM SHARES SOLD - CLASS B ........................................................               N/A              N/A
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ....................................................               N/A              N/A
  COST OF SHARES REDEEMED - CLASS B ..........................................................               N/A              N/A
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....               N/A              N/A
                                                                                                  --------------    -------------
  PROCEEDS FROM SHARES SOLD - CLASS C ........................................................               N/A              N/A
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ....................................................               N/A              N/A
  COST OF SHARES REDEEMED - CLASS C ..........................................................               N/A              N/A
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....               N/A              N/A
                                                                                                  --------------    -------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ............................................        19,216,504       35,968,410
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ........................................         1,947,493        6,249,017
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..............................................       (52,786,091)    (212,560,009)
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS ........................................................................       (31,622,094)    (170,342,582)
                                                                                                  --------------    -------------
  PROCEEDS FROM SHARES SOLD - SELECT CLASS ...................................................               N/A              N/A
  REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ...............................................               N/A              N/A
  COST OF SHARES REEDEMED - SELECT CLASS .....................................................               N/A              N/A
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS               N/A              N/A
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..............       (31,622,094)    (170,342,582)
                                                                                                  ==============    =============
NET INCREASE (DECREASE) IN NET ASSETS ........................................................       (30,199,546)    (180,947,143)
                                                                                                  ==============    =============
ENDING NET ASSETS ............................................................................    $  161,675,220    $ 191,874,766
                                                                                                  --------------    -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................    $       80,112    $     105,312
                                                                                                  ==============    =============

STATEMENTS OF CHANGES IN NET ASSETS                     WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                      HIGH YIELD BOND FUND
                                                                                             ------------------------------------
                                                                                             (UNAUDITED) FOR THE          FOR THE
                                                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                                               NOVEMBER 30, 2004     MAY 31, 2004
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .....................................................................    $  296,980,945    $ 143,950,776
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ...............................................................        10,698,897       17,326,159
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................................         3,327,052        3,382,435
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........................         7,508,127       (1,367,356)
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................        21,534,076       19,341,238
                                                                                                  --------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A ..................................................................................        (9,276,885)     (14,172,073)
    CLASS B ..................................................................................          (937,425)      (1,422,169)
    CLASS C ..................................................................................          (851,641)      (1,436,764)
    INSTITUTIONAL CLASS ......................................................................               N/A              N/A
    SELECT CLASS .............................................................................               N/A              N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A ..................................................................................                 0         (454,530)
    CLASS B ..................................................................................                 0          (50,887)
    CLASS C ..................................................................................                 0          (51,638)
    INSTITUTIONAL CLASS ......................................................................               N/A              N/A
    SELECT CLASS .............................................................................               N/A              N/A
  RETURN OF CAPITAL
    CLASS A ..................................................................................                 0                0
    CLASS B ..................................................................................                 0                0
    CLASS C ..................................................................................                 0                0
    INSTITUTIONAL CLASS ......................................................................               N/A              N/A
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ........................................................        21,899,727      146,368,462
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ....................................................         4,541,736        9,044,140
  COST OF SHARES REDEEMED - CLASS A ..........................................................       (22,056,269)     (33,557,978)
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....         4,385,194      121,854,624
                                                                                                  --------------    -------------
  PROCEEDS FROM SHARES SOLD - CLASS B ........................................................         2,968,418       18,271,675
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ....................................................           485,654          929,810
  COST OF SHARES REDEEMED - CLASS B ..........................................................        (2,659,766)      (3,629,579)
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....           794,306       15,571,906
                                                                                                  --------------    -------------
  PROCEEDS FROM SHARES SOLD - CLASS C ........................................................         1,990,251       17,112,255
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ....................................................           427,154          886,613
  COST OF SHARES REDEEMED - CLASS C ..........................................................        (4,277,325)      (4,148,406)
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....        (1,859,920)      13,850,462
                                                                                                  --------------    -------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ............................................               N/A              N/A
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ........................................               N/A              N/A
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..............................................               N/A              N/A
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS ........................................................................               N/A              N/A
                                                                                                  --------------    -------------
  PROCEEDS FROM SHARES SOLD - SELECT CLASS ...................................................               N/A              N/A
  REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ...............................................               N/A              N/A
  COST OF SHARES REEDEMED - SELECT CLASS .....................................................               N/A              N/A
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS               N/A              N/A
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..............         3,319,580      151,276,992
                                                                                                  ==============    =============
NET INCREASE (DECREASE) IN NET ASSETS ........................................................        13,787,705      153,030,169
                                                                                                  ==============    =============
ENDING NET ASSETS ............................................................................    $  310,768,650    $ 296,980,945
                                                                                                  --------------    -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................    $      (22,217)   $     344,837
                                                                                                  ==============    =============

                                                                                                          INCOME FUND
                                                                                              -----------------------------------
                                                                                             (UNAUDITED) FOR THE          FOR THE
                                                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                                               NOVEMBER 30, 2004     MAY 31, 2004
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .....................................................................    $  337,996,716    $ 438,483,031
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ...............................................................         6,465,750       13,562,873
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................................           631,073        8,449,989
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........................         4,728,697      (23,806,350)
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................        11,825,520       (1,793,488)
                                                                                                  --------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A ..................................................................................          (423,284)      (1,242,755)
    CLASS B ..................................................................................          (227,207)        (630,191)
    CLASS C ..................................................................................               N/A              N/A
    INSTITUTIONAL CLASS ......................................................................        (6,607,489)     (15,667,535)
    SELECT CLASS .............................................................................               N/A              N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A ..................................................................................                 0                0
    CLASS B ..................................................................................                 0                0
    CLASS C ..................................................................................               N/A              N/A
    INSTITUTIONAL CLASS ......................................................................                 0                0
    SELECT CLASS .............................................................................               N/A              N/A
  RETURN OF CAPITAL
    CLASS A ..................................................................................                 0                0
    CLASS B ..................................................................................                 0                0
    CLASS C ..................................................................................               N/A              N/A
    INSTITUTIONAL CLASS ......................................................................                 0                0
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ........................................................         2,333,154       11,876,680
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ....................................................           303,968          816,882
  COST OF SHARES REDEEMED - CLASS A ..........................................................        (3,125,402)     (32,563,778)
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....          (488,280)     (19,870,216)
                                                                                                  --------------    -------------
  PROCEEDS FROM SHARES SOLD - CLASS B ........................................................           228,880        1,545,174
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ....................................................           152,616          498,072
  COST OF SHARES REDEEMED - CLASS B ..........................................................        (2,524,325)      (6,420,045)
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....        (2,142,829)      (4,376,799)
                                                                                                  --------------    -------------
  PROCEEDS FROM SHARES SOLD - CLASS C ........................................................               N/A              N/A
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ....................................................               N/A              N/A
  COST OF SHARES REDEEMED - CLASS C ..........................................................               N/A              N/A
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....               N/A              N/A
                                                                                                  --------------    -------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ............................................        10,357,296      105,659,313
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ........................................         2,161,106        3,912,765
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..............................................       (35,132,100)    (166,477,409)
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS ........................................................................       (22,613,698)     (56,905,331)
                                                                                                  --------------    -------------
  PROCEEDS FROM SHARES SOLD - SELECT CLASS ...................................................               N/A              N/A
  REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ...............................................               N/A              N/A
  COST OF SHARES REEDEMED - SELECT CLASS .....................................................               N/A              N/A
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS               N/A              N/A
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..............       (25,244,807)     (81,152,346)
                                                                                                  ==============    =============
NET INCREASE (DECREASE) IN NET ASSETS ........................................................       (20,677,267)    (100,486,315)
                                                                                                  ==============    =============
ENDING NET ASSETS ............................................................................    $  317,319,449    $ 337,996,716
                                                                                                  --------------    -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................    $   (1,952,628)   $  (1,160,398)
                                                                                                  ==============    =============

                                                                                                        INCOME PLUS FUND
                                                                                              -----------------------------------
                                                                                             (UNAUDITED) FOR THE          FOR THE
                                                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                                               NOVEMBER 30, 2004     MAY 31, 2004
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .....................................................................    $   75,339,146    $  79,276,615
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ...............................................................         1,867,785        3,499,141
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................................          (297,101)       1,731,212
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........................         2,235,070       (4,374,701)
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................         3,805,754          855,652
                                                                                                  --------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A ..................................................................................          (981,953)      (1,462,497)
    CLASS B ..................................................................................          (742,050)      (2,169,378)
    CLASS C ..................................................................................          (167,309)        (475,953)
    INSTITUTIONAL CLASS ......................................................................               N/A              N/A
    SELECT CLASS .............................................................................               N/A              N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A ..................................................................................                 0                0
    CLASS B ..................................................................................                 0                0
    CLASS C ..................................................................................                 0                0
    INSTITUTIONAL CLASS ......................................................................               N/A              N/A
    SELECT CLASS .............................................................................               N/A              N/A
  RETURN OF CAPITAL
    CLASS A ..................................................................................                 0                0
    CLASS B ..................................................................................                 0                0
    CLASS C ..................................................................................                 0                0
    INSTITUTIONAL CLASS ......................................................................               N/A              N/A
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ........................................................        13,346,700       17,065,567
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ....................................................           630,274          924,440
  COST OF SHARES REDEEMED - CLASS A ..........................................................        (4,873,853)      (8,895,406)
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....         9,103,121        9,094,601
                                                                                                  --------------    -------------
  PROCEEDS FROM SHARES SOLD - CLASS B ........................................................           869,094        4,724,678
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ....................................................           459,967        1,369,040
  COST OF SHARES REDEEMED - CLASS B ..........................................................       (13,750,514)     (13,286,544)
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....       (12,421,453)      (7,192,826)
                                                                                                  --------------    -------------
  PROCEEDS FROM SHARES SOLD - CLASS C ........................................................           565,934        2,642,644
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ....................................................           121,809          320,964
  COST OF SHARES REDEEMED - CLASS C ..........................................................        (1,928,927)      (5,550,676)
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....        (1,241,184)      (2,587,068)
                                                                                                  --------------    -------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ............................................               N/A              N/A
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ........................................               N/A              N/A
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..............................................               N/A              N/A
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS ........................................................................               N/A              N/A
                                                                                                  --------------    -------------
  PROCEEDS FROM SHARES SOLD - SELECT CLASS ...................................................               N/A              N/A
  REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ...............................................               N/A              N/A
  COST OF SHARES REEDEMED - SELECT CLASS .....................................................               N/A              N/A
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS               N/A              N/A
                                                                                                  --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..............        (4,559,516)        (685,293)
                                                                                                  ==============    =============
NET INCREASE (DECREASE) IN NET ASSETS ........................................................        (2,645,074)      (3,937,469)
                                                                                                  ==============    =============
ENDING NET ASSETS ............................................................................    $   72,694,072    $  75,339,146
                                                                                                  --------------    -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................    $     (107,265)   $     (83,738)
                                                                                                  ==============    =============

WELLS FARGO INCOME FUNDS                     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                INFLATION-PROTECTED BOND FUND
                                                             ------------------------------------
                                                             (UNAUDITED) FOR THE          FOR THE
                                                                SIX MONTHS ENDED       YEAR ENDED
                                                               NOVEMBER 30, 2004     MAY 31, 2004
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .................................       $  69,326,545    $  21,798,201
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................           1,175,653        1,273,569
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................             212,451          305,288
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS ............................................           1,579,782         (598,019)
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS ................................................           2,967,886          980,838
                                                                   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..............................................            (375,995)        (253,483)
      CLASS B ..............................................            (154,379)        (112,872)
      CLASS C ..............................................            (168,408)        (123,833)
      INSTITUTIONAL CLASS ..................................            (552,993)        (373,753)
      SELECT CLASS .........................................                 N/A              N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..............................................                   0          (39,803)
      CLASS B ..............................................                   0          (27,353)
      CLASS C ..............................................                   0          (30,596)
      INSTITUTIONAL CLASS ..................................                   0          (52,642)
      SELECT CLASS .........................................                 N/A              N/A
   RETURN OF CAPITAL
      CLASS A ..............................................                   0                0
      CLASS B ..............................................                   0                0
      CLASS C ..............................................                   0                0
      INSTITUTIONAL CLASS ..................................                   0                0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................           5,584,284       21,097,027
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................             252,427          252,999
   COST OF SHARES REDEEMED - CLASS A .......................          (3,626,678)      (6,283,312)
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS A ..............................           2,210,033       15,066,714
                                                                   -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................           1,354,878        6,945,320
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................              86,917          114,385
   COST OF SHARES REDEEMED - CLASS B .......................            (915,305)      (1,439,317)
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS B ..............................             526,490        5,620,388
                                                                   -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................           2,210,239       10,142,766
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................              96,220          130,912
   COST OF SHARES REDEEMED - CLASS C .......................          (1,877,975)      (2,856,862)
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS C ..............................             428,484        7,416,816
                                                                   -------------    -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........           7,734,469       22,898,156
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....             328,993          355,986
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...........          (2,968,445)      (3,796,219)
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..................           5,095,017       19,457,923
                                                                   -------------    -------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ................                 N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ............                 N/A              N/A
   COST OF SHARES REEDEMED - SELECT CLASS ..................                 N/A              N/A
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - SELECT CLASS .........................                 N/A              N/A
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS ........................................           8,260,024       47,561,841
                                                                   =============    =============
NET INCREASE (DECREASE) IN NET ASSETS ......................           9,976,135       47,528,344
                                                                   =============    =============
ENDING NET ASSETS ..........................................       $  79,302,680    $  69,326,545
                                                                   -------------    -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)       $     341,772    $     417,894
                                                                   =============    =============

STATEMENTS OF CHANGES IN NET ASSETS                     WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

                                                                   INTERMEDIATE GOVERNMENT
                                                                         INCOME FUND
                                                             ------------------------------------
                                                              (UNAUDITED FOR THE          FOR THE
                                                                    PERIOD ENDED       YEAR ENDED
                                                               NOVEMBER 30, 2004     MAY 31, 2004
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .................................       $ 659,708,066    $ 783,348,783
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................          10,070,696       22,036,904
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................           1,012,085        7,696,277
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS ............................................           3,752,677      (44,891,160)
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS ................................................          14,835,458      (15,157,979)
                                                                   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME

      CLASS A ..............................................          (3,301,789)      (8,700,444)
      CLASS B ..............................................            (662,279)      (2,448,890)
      CLASS C ..............................................            (284,182)      (1,125,650)
      INSTITUTIONAL CLASS ..................................          (8,274,539)     (21,482,665)
      SELECT CLASS .........................................                 N/A              N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS

      CLASS A ..............................................                   0                0
      CLASS B ..............................................                   0                0
      CLASS C ..............................................                   0                0
      INSTITUTIONAL CLASS ..................................                   0                0
      SELECT CLASS .........................................                 N/A              N/A
   RETURN OF CAPITAL

      CLASS A ..............................................                   0                0
      CLASS B ..............................................                   0                0
      CLASS C ..............................................                   0                0
      INSTITUTIONAL CLASS ..................................                   0                0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................          10,994,088       58,682,082
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................           2,506,976        6,375,654
   COST OF SHARES REDEEMED - CLASS A .......................         (57,283,494)     (55,329,924)
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS A ..............................         (43,782,430)       9,727,812
                                                                   -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................             434,562        3,913,573
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................             480,065        1,825,216
   COST OF SHARES REDEEMED - CLASS B .......................         (10,572,283)     (34,475,012)
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS B ..............................          (9,657,656)     (28,736,223)
                                                                   -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................             245,587        5,675,581
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................             204,846          822,920
   COST OF SHARES REDEEMED - CLASS C .......................          (5,608,785)     (17,144,957)
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS C ..............................          (5,158,352)     (10,646,456)
                                                                   -------------    -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........          72,189,416      100,369,065
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....           1,975,710        4,405,354
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...........         (68,740,548)    (149,844,641)
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..................           5,424,578      (45,070,222)
                                                                   -------------    -------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ................                 N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ............                 N/A              N/A
   COST OF SHARES REEDEMED - SELECT CLASS ..................                 N/A              N/A
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - SELECT CLASS .........................                 N/A              N/A
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS ........................................         (53,173,860)     (74,725,089)
                                                                   =============    =============
NET INCREASE (DECREASE) IN NET ASSETS ......................         (50,861,191)    (123,640,717)
                                                                   =============    =============
ENDING NET ASSETS ..........................................       $ 608,846,875    $ 659,708,066
                                                                   -------------    -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)       $  (5,490,763)   $  (3,038,670)
                                                                   =============    =============

                                                                         LIMITED TERM
                                                                    GOVERNMENT INCOME FUND
                                                             ------------------------------------
                                                             (UNAUDITED) FOR THE          FOR THE
                                                                SIX MONTHS ENDED       YEAR ENDED
                                                               NOVEMBER 30, 2004     MAY 31, 2004
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .................................       $ 203,275,615    $ 257,254,300
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................           2,724,111        5,357,453
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................          (1,077,803)        (109,407)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS ............................................           2,003,876       (9,277,288)
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS ................................................           3,650,184       (4,029,242)
                                                                   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..............................................            (786,862)      (1,502,224)
      CLASS B ..............................................            (233,813)        (509,597)
      CLASS C ..............................................                 N/A              N/A
      INSTITUTIONAL CLASS ..................................          (1,667,076)      (3,344,620)
      SELECT CLASS .........................................                 N/A              N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..............................................                   0                0
      CLASS B ..............................................                   0                0
      CLASS C ..............................................                 N/A              N/A
      INSTITUTIONAL CLASS ..................................                   0                0
      SELECT CLASS .........................................                 N/A              N/A
   RETURN OF CAPITAL
      CLASS A ..............................................                   0                0
      CLASS B ..............................................                   0                0
      CLASS C ..............................................                 N/A              N/A
      INSTITUTIONAL CLASS ..................................                   0                0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................           3,149,704       32,750,177
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................             306,147          759,409
   COST OF SHARES REDEEMED - CLASS A .......................          (7,301,952)     (45,147,063)
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS A ..............................          (3,846,101)     (11,637,477)
                                                                   -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................             171,587        3,745,813
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................             145,708          397,137
   COST OF SHARES REDEEMED - CLASS B .......................          (4,649,954)     (19,422,038)
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS B ..............................          (4,332,659)     (15,279,088)
                                                                   -------------    -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................                 N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................                 N/A              N/A
   COST OF SHARES REDEEMED - CLASS C .......................                 N/A              N/A
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS C ..............................                 N/A              N/A
                                                                   -------------    -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........           5,070,534       42,486,520
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....             446,012        1,137,701
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...........         (23,836,459)     (61,300,658)
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..................         (18,319,913)     (17,676,437)
                                                                   -------------    -------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ................                 N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ............                 N/A              N/A
   COST OF SHARES REEDEMED - SELECT CLASS ..................                 N/A              N/A
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - SELECT CLASS .........................                 N/A              N/A
                                                                   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS ........................................         (26,498,673)     (44,593,002)
                                                                   =============    =============
NET INCREASE (DECREASE) IN NET ASSETS ......................         (25,536,240)     (53,978,685)
                                                                   =============    =============
ENDING NET ASSETS ..........................................       $ 177,739,375    $ 203,275,615
                                                                   -------------    -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)       $     (27,765)   $     (64,125)
                                                                   =============    =============

                                                                           MONTGOMERY SHORT DURATION
                                                                             GOVERNMENT BOND FUND
                                                             -------------------------------------------------------
                                                             (UNAUDITED) FOR THE          FOR THE            FOR THE
                                                                    PERIOD ENDED     PERIOD ENDED         YEAR ENDED
                                                                NOEMBER 30, 2004     MAY 31, 2004   JUNE 30, 2003(1)
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .................................       $ 523,389,686    $ 611,387,559      $ 455,681,826
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................           4,870,221       10,149,813         17,393,116
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................          (1,756,407)      (1,193,389)        10,980,750
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS ............................................           1,367,708       (6,244,640)          (827,730)
                                                                   -------------    -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS ................................................           4,481,522        2,711,784         27,546,136
                                                                   -------------    -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..............................................            (664,301)        (886,308)          (609,609)
      CLASS B ..............................................             (99,047)         (85,063)           (28,868)
      CLASS C ..............................................            (288,065)        (356,312)          (135,789)
      INSTITUTIONAL CLASS ..................................          (5,224,448)      (8,579,134)       (20,621,000)
      SELECT CLASS .........................................                 N/A              N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..............................................                   0         (162,033)           (79,795)
      CLASS B ..............................................                   0          (28,636)            (2,235)
      CLASS C ..............................................                   0         (118,085)            (8,846)
      INSTITUTIONAL CLASS ..................................                   0       (1,343,870)        (4,226,650)
      SELECT CLASS .........................................                 N/A              N/A                N/A
   RETURN OF CAPITAL
      CLASS A ..............................................                   0                0                  0
      CLASS B ..............................................                   0                0                  0
      CLASS C ..............................................                   0                0                  0
      INSTITUTIONAL CLASS ..................................                   0                0                  0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................          21,339,218       44,883,353         63,177,154
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................             429,949          814,806             87,903
   COST OF SHARES REDEEMED - CLASS A .......................         (22,693,596)     (53,316,492)       (13,439,561)
                                                                   -------------    -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS A ..............................            (924,429)      (7,618,333)        49,825,496
                                                                   -------------    -------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................           1,270,606        6,693,888          5,879,687
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................              66,899           98,248              6,061
   COST OF SHARES REDEEMED - CLASS B .......................          (1,132,422)      (2,514,346)          (304,219)
                                                                   -------------    -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS B ..............................             205,083        4,277,790          5,581,529
                                                                   -------------    -------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................           1,466,593       17,222,671         35,308,682
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................             198,888          390,349             30,673
   COST OF SHARES REDEEMED - CLASS C .......................          (9,472,269)     (15,477,538)        (2,484,161)
                                                                   -------------    -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS C ..............................          (7,806,788)       2,135,482         32,855,194
                                                                   -------------    -------------      -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........          51,571,057      173,824,854        460,909,306
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....           3,789,258        9,145,514          1,204,831
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...........        (145,533,655)    (260,915,523)      (396,503,967)
                                                                   -------------    -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..................         (90,173,340)     (77,945,155)        65,610,170
                                                                   -------------    -------------      -------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ................                 N/A              N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ............                 N/A              N/A                N/A
   COST OF SHARES REEDEMED - SELECT CLASS ..................                 N/A              N/A                N/A
                                                                   -------------    -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - SELECT CLASS .........................                 N/A              N/A                N/A
                                                                   -------------    -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS ........................................         (98,699,474)     (79,150,216)       153,872,389
                                                                   =============    =============      =============
NET INCREASE (DECREASE) IN NET ASSETS ......................        (100,493,813)     (87,997,873)       155,705,733
                                                                   =============    =============      =============
ENDING NET ASSETS ..........................................       $ 422,895,873    $ 523,389,686      $ 611,387,559
                                                                   -------------    -------------      -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)       $  (1,212,030)   $     193,610      $     (49,386)
                                                                   =============    =============      =============

WELLS FARGO INCOME FUNDS                     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          MONTGOMERY TOTAL RETURN BOND FUND
                                                                   -----------------------------------------------
                                                                     (UNAUDITED)
                                                                         FOR THE
                                                                      SIX MONTHS                           FOR THE
                                                                           ENDED          FOR THE       YEAR ENDED
                                                                    NOVEMBER 30,     PERIOD ENDED         JUNE 30,
                                                                            2004     MAY 31, 2004          2003(1)
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      Beginning Net Assets ....................................    $ 312,834,242    $ 153,249,760    $  39,272,699
OPERATIONS:
   Net investment income (loss) ...............................        6,688,828        7,036,745        3,484,173
   Net realized gain (loss) on investments ....................        2,622,132       (2,138,426)       3,395,382
   Net change in unrealized appreciation (depreciation) of
    investments ...............................................        1,795,781       (4,569,471)       1,017,040
                                                                   -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       11,106,741          328,848        7,896,595
                                                                   -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      Class A .................................................         (831,997)        (777,373)         (28,294)
      Class B .................................................         (102,539)        (134,637)         (19,898)
      Class C .................................................          (78,684)        (127,004)         (27,708)
      Institutional Class .....................................       (4,225,400)      (4,370,060)      (2,479,910)
      Select Class ............................................       (1,391,924)      (1,618,335)      (1,307,588)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      Class A .................................................                0         (312,169)          (6,424)
      Class B .................................................                0          (66,633)          (8,086)
      Class C .................................................                0          (64,837)         (11,188)
      Institutional Class .....................................                0       (1,345,720)        (287,266)
      Select Class ............................................                0         (514,514)        (126,747)
   RETURN OF CAPITAL
      Class A .................................................                0                0                0
      Class B .................................................                0                0                0
      Class C .................................................                0                0                0
      Institutional Class .....................................                0                0                0
CAPITAL SHARES TRANSACTIONS:
   Proceeds from shares sold - Class A ........................       43,960,734       49,441,043        3,874,071
   Reinvestment of distributions - Class A ....................          504,874        1,035,368            4,319
   Cost of shares redeemed - Class A ..........................      (52,637,127)      (6,400,857)      (1,320,871)
                                                                   -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A ................................       (8,171,519)      44,075,554        2,557,519
                                                                   -------------    -------------    -------------
   Proceeds from shares sold - Class B ........................          712,046        5,660,397        3,819,338
   Reinvestment of distributions - Class B ....................           70,962          166,495            3,774
   Cost of shares redeemed - Class B ..........................       (1,013,968)      (1,444,324)         (69,142)
                                                                   -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS B .................................         (230,960)       4,382,568        3,753,970
                                                                   -------------    -------------    -------------
   Proceeds from shares sold - Class C ........................          706,055        5,165,683        4,599,188
   Reinvestment of distributions - Class C ....................           59,579          173,260            7,024
   Cost of shares redeemed - Class C ..........................       (1,087,769)      (3,294,510)        (250,846)
                                                                   -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS C .................................         (322,135)       2,044,433        4,355,366
                                                                   -------------    -------------    -------------
   Proceeds from shares sold - Institutional Class ............      461,871,650      227,021,213       75,703,969
   Reinvestment of distributions - Institutional Class ........        2,816,626        5,282,170          266,138
   Cost of shares redeemed - Institutional Class ..............     (318,839,419)    (115,759,964)     (26,107,607)
                                                                   -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - INSTITUTIONAL CLASS .....................      145,848,857      116,543,419       49,862,500
                                                                   -------------    -------------    -------------
   Proceeds from shares sold - Select Class ...................       83,510,986        9,490,823       55,173,407
   Reinvestment of distributions - Select Class ...............        1,036,869        2,132,180          134,838
   Cost of shares reedemed - Select Class .....................      (21,309,359)     (10,082,061)      (5,463,025)
                                                                   -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - SELECT CLASS ............................       63,238,496        1,540,942       49,845,220
                                                                   -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS ...........................................      200,362,739      168,586,916      110,374,575
                                                                   =============    =============    =============
NET INCREASE (DECREASE) IN NET ASSETS .........................      204,838,936      159,584,482      113,977,061
                                                                   =============    =============    =============
ENDING NET ASSETS .............................................    $ 517,673,178    $ 312,834,242    $ 153,249,760
                                                                   =============    =============    =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..    $      66,065    $       7,781    $      (1,555)
                                                                   =============    =============    =============

STATEMENTS OF CHANGES IN NET ASSETS                     WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

                                                                       STABLE INCOME FUND(2)          TACTICAL MATURITY BOND FUND
                                                                   ------------------------------    ------------------------------
                                                                     (UNAUDITED)                       (UNAUDITED)
                                                                         FOR THE                           FOR THE
                                                                      SIX MONTHS                        SIX MONTHS
                                                                           ENDED          FOR THE            ENDED          FOR THE
                                                                    NOVEMBER 30,       YEAR ENDED     NOVEMBER 30,       YEAR ENDED
                                                                            2004     MAY 31, 2004             2004     MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      Beginning Net Assets ....................................    $ 784,495,062    $ 715,064,976    $  15,518,802   $    8,772,793
OPERATIONS:
   Net investment income (loss) ...............................        5,091,901       14,716,683          136,357          193,719
   Net realized gain (loss) on investments ....................         (497,275)      (1,879,851)          (6,544)        (310,030)
   Net change in unrealized appreciation (depreciation) of
    investments ...............................................        1,089,631       (6,426,135)          38,302         (152,796)
                                                                   -------------    -------------    -------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        5,684,257        6,410,697          168,115         (269,107)
                                                                   -------------    -------------    -------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      Class A .................................................         (835,552)      (2,648,080)             N/A              N/A
      Class B .................................................          (59,624)        (289,271)             N/A              N/A
      Class C .................................................          (20,595)         (56,255)             N/A              N/A
      Institutional Class .....................................       (3,659,947)     (10,702,969)        (140,251)        (194,527)
      Select Class ............................................              N/A              N/A              N/A              N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      Class A .................................................                0                0              N/A              N/A
      Class B .................................................                0                0              N/A              N/A
      Class C .................................................                0                0              N/A              N/A
      Institutional Class .....................................                0                0                0                0
      Select Class ............................................              N/A              N/A              N/A              N/A
   RETURN OF CAPITAL
      Class A .................................................                0         (193,596)             N/A              N/A
      Class B .................................................                0          (43,311)             N/A              N/A
      Class C .................................................                0           (9,825)             N/A              N/A
      Institutional Class .....................................                0         (667,499)               0                0
CAPITAL SHARES TRANSACTIONS:
   Proceeds from shares sold - Class A ........................       35,066,636      135,070,784              N/A              N/A
   Reinvestment of distributions - Class A ....................          703,421        2,307,477              N/A              N/A
   Cost of shares redeemed - Class A ..........................      (66,570,427)    (144,366,278)             N/A              N/A
                                                                   -------------    -------------    -------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A ................................      (30,800,370)      (6,988,017)             N/A              N/A
                                                                   -------------    -------------    -------------   --------------
   Proceeds from shares sold - Class B ........................        1,534,772        9,488,597              N/A              N/A
   Reinvestment of distributions - Class B ....................           53,443          298,579              N/A              N/A
   Cost of shares redeemed - Class B ..........................       (9,405,730)     (21,832,554)             N/A              N/A
                                                                   -------------    -------------    -------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS B .................................       (7,817,515)     (12,045,378)             N/A              N/A
                                                                   -------------    -------------    -------------   --------------
   Proceeds from shares sold - Class C ........................        1,286,816       17,481,617              N/A              N/A
   Reinvestment of distributions - Class C ....................           18,614           59,225              N/A              N/A
   Cost of shares redeemed - Class C ..........................       (4,175,246)      (5,245,872)             N/A              N/A
                                                                   -------------    -------------    -------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - CLASS C .................................       (2,869,816)      12,294,970              N/A              N/A
                                                                   -------------    -------------    -------------   --------------
   Proceeds from shares sold - Institutional Class ............      132,615,469      643,439,339        3,565,210       10,297,075
   Reinvestment of distributions - Institutional Class ........        2,114,872        5,957,306          130,670          181,533
   Cost of shares redeemed - Institutional Class ..............     (209,210,959)    (565,028,025)     (18,579,896)      (3,268,965)
                                                                   -------------    -------------    -------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - INSTITUTIONAL CLASS .....................      (74,480,618)      84,368,620      (14,884,016)       7,209,643
                                                                   -------------    -------------    -------------   --------------
   Proceeds from shares sold - Select Class ...................              N/A              N/A              N/A              N/A
   Reinvestment of distributions - Select Class ...............              N/A              N/A              N/A              N/A
   Cost of shares reedemed - Select Class .....................              N/A              N/A              N/A              N/A
                                                                   -------------    -------------    -------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - SELECT CLASS ............................              N/A              N/A              N/A              N/A
                                                                   -------------    -------------    -------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS ...........................................     (115,968,319)      77,630,195      (14,884,016)       7,209,643
                                                                   =============    =============    =============   ==============
NET INCREASE (DECREASE) IN NET ASSETS .........................     (114,859,780)      69,430,086      (14,856,152)       6,746,009
                                                                   =============    =============    =============   ==============
ENDING NET ASSETS .............................................    $ 669,635,282    $ 784,495,062    $     662,650   $   15,518,802
                                                                   =============    =============    =============   ==============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..    $     516,183    $           0    $         186   $        4,080
                                                                   =============    =============    =============   ==============

WELLS FARGO INCOME FUNDS            NOTES TO STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(1) "Proceeds from shares sold" include amounts related to Fund mergers and share class conversions. See Note 1.

(2)   The Fund's Class C commenced operations on June 30, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO INCOME FUNDS                                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  NET REALIZED
                                                       BEGINNING          NET              AND     DIVIDENDS   DISTRIBUTIONS
                                                       NET ASSET   INVESTMENT       UNREALIZED      FROM NET        FROM NET
                                                       VALUE PER       INCOME   GAIN (LOSS) ON    INVESTMENT        REALIZED
                                                           SHARE       (LOSS)      INVESTMENTS        INCOME           GAINS
----------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED BOND FUND
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    25.58         0.45             0.19         (0.45)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $    26.57         0.96            (0.93)        (0.98)          (0.04)
JUNE 1, 2002 TO MAY 31, 2003 ......................   $    25.63         1.06             0.97         (1.05)          (0.04)
JUNE 1, 2001 TO MAY 31, 2002 ......................   $    25.68         1.21             0.16         (1.20)          (0.22)
JUNE 1, 2000 TO MAY 31, 2001 ......................   $    25.22         1.43             1.44         (2.41)           0.00
JUNE 1, 1999 TO MAY 31, 2000 ......................   $    26.11         1.43            (0.63)        (1.16)          (0.53)

HIGH YIELD BOND FUND
----------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.45         0.38             0.38         (0.39)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $    10.28         0.75             0.18         (0.74)          (0.02)
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ..............   $    10.00         0.26             0.27         (0.25)           0.00

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.45         0.34             0.38         (0.35)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $    10.28         0.67             0.18         (0.66)          (0.02)
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ..............   $    10.00         0.22             0.28         (0.22)           0.00

C SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.46         0.34             0.37         (0.35)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $    10.29         0.67             0.18         (0.66)          (0.02)
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ..............   $    10.00         0.22             0.29         (0.22)           0.00

INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $     9.38         0.17             0.16         (0.20)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $     9.86         0.23            (0.28)        (0.43)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................   $     9.36         0.37             0.61         (0.48)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................   $     9.33         0.50             0.07         (0.54)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................   $     8.86         0.57             0.47         (0.57)           0.00
JUNE 1, 1999 TO MAY 31, 2000 ......................   $     9.48         0.59            (0.62)        (0.59)           0.00

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $     9.37         0.13             0.16         (0.16)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $     9.85         0.22            (0.34)        (0.36)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................   $     9.34         0.30             0.62         (0.41)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................   $     9.32         0.42             0.07         (0.47)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................   $     8.84         0.50             0.48         (0.50)           0.00
JUNE 1, 1999 TO MAY 31, 2000 ......................   $     9.46         0.53            (0.62)        (0.53)           0.00

INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $     9.37         0.19             0.14         (0.21)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $     9.85         0.33            (0.36)        (0.45)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................   $     9.35         0.37             0.64         (0.51)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................   $     9.32         0.51             0.09         (0.57)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................   $     8.85         0.60             0.47         (0.60)           0.00
JUNE 1, 1999 TO MAY 31, 2000 ......................   $     9.47         0.61            (0.62)        (0.61)           0.00

INCOME PLUS FUND
----------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.84         0.28             0.31         (0.31)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $    11.31         0.55            (0.39)        (0.63)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................   $    10.81         0.59             0.61         (0.70)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................   $    10.80         0.66             0.02         (0.67)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................   $    10.60         0.72             0.31         (0.83)           0.00
JULY 1, 1999(3) TO MAY 31, 2000 ...................   $    12.04         0.79            (1.44)        (0.79)           0.00
JULY 13, 1998(4) TO JUNE 30, 1999 .................   $    12.50         0.77            (0.46)        (0.77)           0.00

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.84         0.22             0.33         (0.26)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $    11.31         0.45            (0.37)        (0.55)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................   $    10.82         0.50             0.60         (0.61)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................   $    10.80         0.58             0.03         (0.59)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................   $    10.61         0.65             0.29         (0.75)           0.00
JULY 1, 1999(3) TO MAY 31, 2000 ...................   $    12.05         0.72            (1.44)        (0.72)           0.00
JULY 13, 1998(4) TO JUNE 30, 1999 .................   $    12.50         0.68            (0.45)        (0.68)           0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                    WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                 ENDING   ------------------------------------------------------
                                                              NET ASSET            NET
                                                   RETURN OF  VALUE PER     INVESTMENT        GROSS       EXPENSES           NET
                                                     CAPITAL      SHARE   INCOME (LOSS)    EXPENSES         WAIVED      EXPENSES
--------------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  25.77           3.44%        0.86%(5)      (0.16)%(5)     0.70%(5)
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00   $  25.58           3.65%        0.86%(5)      (0.16)%(5)     0.70%(5)
JUNE 1, 2002 TO MAY 31, 2003 ......................     0.00   $  26.57           4.08%        0.89%(5)      (0.19)%(5)     0.70%(5)
JUNE 1, 2001 TO MAY 31, 2002 ......................     0.00   $  25.63           4.74%        0.87%(5)      (0.17)%(5)     0.70%(5)
JUNE 1, 2000 TO MAY 31, 2001 ......................     0.00   $  25.68           5.75%        0.83%(5)      (0.13)%(5)     0.70%(5)
JUNE 1, 1999 TO MAY 31, 2000 ......................     0.00   $  25.22           5.80%        0.92%(5)      (0.22)%(5)     0.70%(5)

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  10.82           7.16%        1.29%         (0.14)%        1.15%
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00   $  10.45           7.08%        1.24%         (0.09)%        1.15%
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ..............     0.00   $  10.28           5.86%        1.32%         (0.17)%        1.15%

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  10.82           6.42%        2.04%         (0.14)%        1.90%
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00   $  10.45           6.35%        1.99%         (0.09)%        1.90%
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ..............     0.00   $  10.28           6.49%        2.13%         (0.23)%        1.90%

C SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  10.82           6.41%        2.05%         (0.15)%        1.90%
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00   $  10.46           6.34%        1.99%         (0.09)%        1.90%
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ..............     0.00   $  10.29           6.53%        2.15%         (0.25)%        1.90%

INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $   9.51           3.72%        1.09%         (0.15)%        0.94%
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00   $   9.38           3.31%        1.12%         (0.15)%        0.97%
JUNE 1, 2002 TO MAY 31, 2003 ......................     0.00   $   9.86           3.88%        1.07%         (0.07)%        1.00%
JUNE 1, 2001 TO MAY 31, 2002 ......................     0.00   $   9.36           5.21%        1.09%         (0.09)%        1.00%
JUNE 1, 2000 TO MAY 31, 2001 ......................     0.00   $   9.33           6.18%        1.10%         (0.10)%        1.00%
JUNE 1, 1999 TO MAY 31, 2000 ......................     0.00   $   8.86           6.50%        1.05%         (0.15)%        0.90%

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $   9.50           2.97%        1.85%         (0.16)%        1.69%
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00   $   9.37           2.65%        1.88%         (0.17)%        1.71%
JUNE 1, 2002 TO MAY 31, 2003 ......................     0.00   $   9.85           3.12%        1.89%         (0.14)%        1.75%
JUNE 1, 2001 TO MAY 31, 2002 ......................     0.00   $   9.34           4.44%        2.01%         (0.26)%        1.75%
JUNE 1, 2000 TO MAY 31, 2001 ......................     0.00   $   9.32           5.39%        1.99%         (0.24)%        1.75%
JUNE 1, 1999 TO MAY 31, 2000 ......................     0.00   $   8.84           5.74%        1.93%         (0.29)%        1.65%

INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $   9.49           3.97%        0.76%         (0.07)%        0.69%
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00   $   9.37           3.65%        0.80%         (0.09)%        0.71%
JUNE 1, 2002 TO MAY 31, 2003 ......................     0.00   $   9.85           4.17%        0.79%         (0.04)%        0.75%
JUNE 1, 2001 TO MAY 31, 2002 ......................     0.00   $   9.35           5.46%        0.75%         (0.00)%        0.75%
JUNE 1, 2000 TO MAY 31, 2001 ......................     0.00   $   9.32           6.42%        0.76%         (0.01)%        0.75%
JUNE 1, 1999 TO MAY 31, 2000 ......................     0.00   $   8.85           6.65%        0.82%         (0.07)%        0.75%

INCOME PLUS FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  11.12           5.45%        1.25%         (0.70)%        0.55%
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00   $  10.84           4.92%        1.31%         (0.63)%        0.68%
JUNE 1, 2002 TO MAY 31, 2003 ......................     0.00   $  11.31           5.42%        1.32%         (0.32)%        1.00%
JUNE 1, 2001 TO MAY 31, 2002 ......................     0.00   $  10.81           6.05%        1.47%         (0.37)%        1.10%
JUNE 1, 2000 TO MAY 31, 2001 ......................     0.00   $  10.80           6.97%        1.44%         (0.34)%        1.10%
JULY 1, 1999(3) TO MAY 31, 2000 ...................     0.00   $  10.60           7.56%        1.41%         (0.34)%        1.08%
JULY 13, 1998(4) TO JUNE 30, 1999 .................     0.00   $  12.04           6.95%        1.62%         (0.96)%        0.66%

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  11.13           4.68%        2.00%         (0.70)%        1.30%
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00   $  10.84           4.13%        2.05%         (0.60)%        1.45%
JUNE 1, 2002 TO MAY 31, 2003 ......................     0.00   $  11.31           4.68%        2.12%         (0.37)%        1.75%
JUNE 1, 2001 TO MAY 31, 2002 ......................     0.00   $  10.82           5.29%        2.32%         (0.47)%        1.85%
JUNE 1, 2000 TO MAY 31, 2001 ......................     0.00   $  10.80           6.26%        2.21%         (0.36)%        1.85%
JULY 1, 1999(3) TO MAY 31, 2000 ...................     0.00   $  10.61           6.77%        2.18%         (0.33)%        1.86%
JULY 13, 1998(4) TO JUNE 30, 1999 .................     0.00   $  12.05           6.25%        2.14%         (0.64)%        1.50%

                                                                   PORTFOLIO       NET ASSETS AT
                                                           TOTAL    TURNOVER       END OF PERIOD
                                                       RETURN(2)        RATE     (000'S OMITTED)
------------------------------------------------------------------------------------------------

DIVERSIFIED BOND FUND
------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED)               2.53%         20%(6)      $  161,675
JUNE 1, 2003 TO MAY 31, 2004 ......................         0.09%        115%(6)      $  191,875
JUNE 1, 2002 TO MAY 31, 2003 ......................         8.11%         67%(6)      $  372,822
JUNE 1, 2001 TO MAY 31, 2002 ......................         5.44%         93%(6)      $  336,184
JUNE 1, 2000 TO MAY 31, 2001 ......................        11.74%        113%(6)      $  269,121
JUNE 1, 1999 TO MAY 31, 2000 ......................         3.22%         68%(6)      $  190,283

HIGH YIELD BOND FUND
------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         7.43%         39%         $  256,521
JUNE 1, 2003 TO MAY 31, 2004 ......................         9.24%         39%         $  243,511
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ..............         5.40%         29%         $  120,168

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         7.04%         39%         $   29,013
JUNE 1, 2003 TO MAY 31, 2004 ......................         8.43%         39%         $   27,248
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ..............         5.05%         29%         $   11,563

C SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         7.03%         39%         $   25,235
JUNE 1, 2003 TO MAY 31, 2004 ......................         8.42%         39%         $   26,221
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ..............         5.12%         29%         $   12,220

INCOME FUND
------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         3.53%        130%         $   19,982
JUNE 1, 2003 TO MAY 31, 2004 ......................        (0.53)%       176%         $   20,202
JUNE 1, 2002 TO MAY 31, 2003 ......................        10.79%        217%         $   41,612
JUNE 1, 2001 TO MAY 31, 2002 ......................         6.23%        101%         $   37,234
JUNE 1, 2000 TO MAY 31, 2001 ......................        12.01%        109%         $   23,196
JUNE 1, 1999 TO MAY 31, 2000 ......................        (0.23)%       124%         $   16,895

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         3.15%        130%         $   12,134
JUNE 1, 2003 TO MAY 31, 2004 ......................        (1.27)%       176%         $   14,089
JUNE 1, 2002 TO MAY 31, 2003 ......................        10.09%        217%         $   19,311
JUNE 1, 2001 TO MAY 31, 2002 ......................         5.33%        101%         $   16,693
JUNE 1, 2000 TO MAY 31, 2001 ......................        11.30%        109%         $   13,368
JUNE 1, 1999 TO MAY 31, 2000 ......................        (1.00)%       124%         $    8,611

INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         3.56%        130%         $  285,204
JUNE 1, 2003 TO MAY 31, 2004 ......................        (0.28)%       176%         $  303,706
JUNE 1, 2002 TO MAY 31, 2003 ......................        11.08%        217%         $  377,560
JUNE 1, 2001 TO MAY 31, 2002 ......................         6.50%        101%         $  474,752
JUNE 1, 2000 TO MAY 31, 2001 ......................        12.29%        109%         $  564,908
JUNE 1, 1999 TO MAY 31, 2000 ......................        (0.10)%       124%         $  369,719

INCOME PLUS FUND
------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         5.46%         66%         $   38,888
JUNE 1, 2003 TO MAY 31, 2004 ......................         1.43%        185%         $   28,898
JUNE 1, 2002 TO MAY 31, 2003 ......................        11.53%        130%         $   20,815
JUNE 1, 2001 TO MAY 31, 2002 ......................         6.48%         63%         $   20,188
JUNE 1, 2000 TO MAY 31, 2001 ......................        10.06%         63%         $   12,468
JULY 1, 1999(3) TO MAY 31, 2000 ...................        (5.56)%        95%         $    8,371
JULY 13, 1998(4) TO JUNE 30, 1999 .................         2.52%        176%         $   11,223

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         5.16%         66%         $   26,905
JUNE 1, 2003 TO MAY 31, 2004 ......................         0.68%        185%         $   38,486
JUNE 1, 2002 TO MAY 31, 2003 ......................        10.60%        130%         $   47,516
JUNE 1, 2001 TO MAY 31, 2002 ......................         5.78%         63%         $   46,760
JUNE 1, 2000 TO MAY 31, 2001 ......................         9.14%         63%         $   34,203
JULY 1, 1999(3) TO MAY 31, 2000 ...................        (6.19)%        95%         $   28,336
JULY 13, 1998(4) TO JUNE 30, 1999 .................         1.87%        176%         $   36,892

WELLS FARGO INCOME FUNDS                                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  NET REALIZED
                                                       BEGINNING          NET              AND     DIVIDENDS   DISTRIBUTIONS
                                                       NET ASSET   INVESTMENT       UNREALIZED      FROM NET        FROM NET
                                                       VALUE PER       INCOME   GAIN (LOSS) ON    INVESTMENT        REALIZED
                                                           SHARE       (LOSS)      INVESTMENTS        INCOME           GAINS
----------------------------------------------------------------------------------------------------------------------------
INCOME PLUS FUND (CONTINUED)

C SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.84         0.25             0.29         (0.26)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $    11.31         0.44            (0.36)        (0.55)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................   $    10.82         0.52             0.58         (0.61)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................   $    10.80         0.58             0.03         (0.59)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................   $    10.61         0.65             0.29         (0.75)           0.00
JULY 1, 1999(3) TO MAY 31, 2000 ...................   $    12.05         0.72            (1.44)        (0.72)           0.00
JULY 13, 1998(4) TO JUNE 30, 1999 .................   $    12.50         0.68            (0.45)        (0.68)           0.00

INFLATION PROTECTED BOND FUND
----------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.04         0.17             0.25         (0.18)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $    10.14         0.29            (0.13)        (0.23)          (0.03)
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ..............   $    10.00         0.15             0.14         (0.15)           0.00

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.03         0.13             0.25         (0.14)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $    10.13         0.20            (0.12)        (0.15)          (0.03)
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ..............   $    10.00         0.13             0.13         (0.13)           0.00

C SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.04         0.13             0.25         (0.14)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $    10.13         0.21            (0.12)        (0.15)          (0.03)
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ..............   $    10.00         0.13             0.13         (0.13)           0.00

INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.03         0.17             0.26         (0.19)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $    10.13         0.30            (0.12)        (0.25)          (0.03)
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ..............   $    10.00         0.16             0.13         (0.16)           0.00

INTERMEDIATE GOVERNMENT INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.94         0.15             0.10         (0.21)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $    11.70         0.36            (0.60)        (0.52)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................   $    11.19         0.41             0.68         (0.58)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................   $    11.02         0.51             0.28         (0.62)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................   $    10.56         0.66             0.47         (0.67)           0.00
JUNE 1, 1999 TO MAY 31, 2000 ......................   $    11.04         0.64            (0.44)        (0.68)           0.00

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.93         0.07             0.13         (0.17)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $    11.68         0.08            (0.40)        (0.43)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................   $    11.18         0.33             0.67         (0.50)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................   $    11.01         0.43             0.28         (0.54)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................   $    10.55         0.58             0.47         (0.59)           0.00
JUNE 1, 1999 TO MAY 31, 2000 ......................   $    11.04         0.62            (0.51)        (0.60)           0.00

C SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.90         0.08             0.13         (0.17)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $    11.66         0.12            (0.45)        (0.43)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................   $    11.17         0.39             0.61         (0.51)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................   $    11.01         0.46             0.24         (0.54)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................   $    10.55         0.58             0.47         (0.59)           0.00
NOVEMBER 8, 1999(4) TO MAY 31, 2000 ...............   $    10.86         0.32            (0.31)        (0.32)           0.00

INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.94         0.18             0.08         (0.23)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $    11.69         0.33            (0.53)        (0.55)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................   $    11.19         0.44             0.68         (0.62)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................   $    11.02         0.54             0.28         (0.65)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................   $    10.56         0.69             0.47         (0.70)           0.00
JUNE 1, 1999 TO MAY 31, 2000 ......................   $    11.05         0.70            (0.50)        (0.69)           0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                    WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

                                                                               RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                 ENDING   ------------------------------------------------------
                                                              NET ASSET            NET
                                                   RETURN OF  VALUE PER     INVESTMENT        GROSS       EXPENSES           NET
                                                     CAPITAL      SHARE   INCOME (LOSS)    EXPENSES         WAIVED      EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
INCOME PLUS FUND (CONTINUED)

C SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  11.12           4.68%        2.00%         (0.70)%        1.30%
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00   $  10.84           4.12%        2.05%         (0.59)%        1.46%
JUNE 1, 2002 TO MAY 31, 2003 ......................     0.00   $  11.31           4.63%        2.07%         (0.32)%        1.75%
JUNE 1, 2001 TO MAY 31, 2002 ......................     0.00   $  10.82           5.31%        2.34%         (0.49)%        1.85%
JUNE 1, 2000 TO MAY 31, 2001 ......................     0.00   $  10.80           6.26%        2.27%         (0.42)%        1.85%
JULY 1, 1999(3) TO MAY 31, 2000 ...................     0.00   $  10.61           6.80%        2.27%         (0.44)%        1.83%
JULY 13, 1998(4) TO JUNE 30, 1999 .................     0.00   $  12.05           6.23%        2.49%         (1.02)%        1.47%

INFLATION PROTECTED BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  10.28           3.28%        1.27%         (0.39)%        0.88%
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00   $  10.04           3.18%        1.44%         (0.54)%        0.90%
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ..............     0.00   $  10.14           8.55%        1.82%         (0.92)%        0.90%

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  10.27           2.57%        2.02%         (0.39)%        1.63%
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00   $  10.03           2.14%        2.19%         (0.54)%        1.65%
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ..............     0.00   $  10.13           7.33%        2.72%         (1.07)%        1.65%

C SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  10.28           2.56%        2.02%         (0.39)%        1.63%
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00   $  10.04           2.22%        2.19%         (0.54)%        1.65%
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ..............     0.00   $  10.13           7.81%        2.65%         (1.00)%        1.65%

INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  10.27           3.53%        0.94%         (0.31)%        0.63%
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00   $  10.03           3.40%        1.12%         (0.47)%        0.65%
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ..............     0.00   $  10.13           7.70%        1.85%         (1.20)%        0.65%

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  10.98           3.06%        1.08%         (0.13)%        0.95%
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00   $  10.94           2.98%        1.12%         (0.17)%        0.95%
JUNE 1, 2002 TO MAY 31, 2003 ......................     0.00   $  11.70           3.57%        1.13%         (0.18)%        0.95%
JUNE 1, 2001 TO MAY 31, 2002 ......................     0.00   $  11.19           4.57%        1.16%         (0.20)%        0.96%
JUNE 1, 2000 TO MAY 31, 2001 ......................     0.00   $  11.02           6.06%        1.22%         (0.26)%        0.96%
JUNE 1, 1999 TO MAY 31, 2000 ......................     0.00   $  10.56           6.29%        1.16%         (0.22)%        0.94%

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  10.96           2.32%        1.83%         (0.13)%        1.70%
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00   $  10.93           2.22%        1.87%         (0.17)%        1.70%
JUNE 1, 2002 TO MAY 31, 2003 ......................     0.00   $  11.68           2.72%        1.86%         (0.16)%        1.70%
JUNE 1, 2001 TO MAY 31, 2002 ......................     0.00   $  11.18           3.81%        1.82%         (0.11)%        1.71%
JUNE 1, 2000 TO MAY 31, 2001 ......................     0.00   $  11.01           5.30%        1.84%         (0.13)%        1.71%
JUNE 1, 1999 TO MAY 31, 2000 ......................     0.00   $  10.55           5.55%        1.83%         (0.16)%        1.68%

C SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  10.94           2.32%        1.83%         (0.13)%        1.70%
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00   $  10.90           2.23%        1.87%         (0.17)%        1.70%
JUNE 1, 2002 TO MAY 31, 2003 ......................     0.00   $  11.66           2.68%        1.79%         (0.09)%        1.70%
JUNE 1, 2001 TO MAY 31, 2002 ......................     0.00   $  11.17           3.79%        1.78%         (0.07)%        1.71%
JUNE 1, 2000 TO MAY 31, 2001 ......................     0.00   $  11.01           5.28%        1.85%         (0.14)%        1.71%
NOVEMBER 8, 1999(4) TO MAY 31, 2000 ...............     0.00   $  10.55           5.54%        1.90%         (0.19)%        1.71%

INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  10.97           3.33%        0.75%         (0.05)%        0.70%
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00   $  10.94           3.23%        0.80%         (0.10)%        0.70%
JUNE 1, 2002 TO MAY 31, 2003 ......................     0.00   $  11.69           3.74%        0.77%         (0.08)%        0.69%
JUNE 1, 2001 TO MAY 31, 2002 ......................     0.00   $  11.19           4.85%        0.71%         (0.03)%        0.68%
JUNE 1, 2000 TO MAY 31, 2001 ......................     0.00   $  11.02           6.34%        0.74%         (0.06)%        0.68%
JUNE 1, 1999 TO MAY 31, 2000 ......................     0.00   $  10.56           6.43%        0.75%         (0.08)%        0.68%

                                                                   PORTFOLIO       NET ASSETS AT
                                                           TOTAL    TURNOVER       END OF PERIOD
                                                       RETURN(2)        RATE     (000'S OMITTED)
------------------------------------------------------------------------------------------------
INCOME PLUS FUND (CONTINUED)
C SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         5.07%         66%         $    6,900
JUNE 1, 2003 TO MAY 31, 2004 ......................         0.68%        185%         $    7,955
JUNE 1, 2002 TO MAY 31, 2003 ......................        10.60%        130%         $   10,945
JUNE 1, 2001 TO MAY 31, 2002 ......................         5.78%         63%         $    7,328
JUNE 1, 2000 TO MAY 31, 2001 ......................         9.14%         63%         $    3,253
JULY 1, 1999(3) TO MAY 31, 2000 ...................        (6.19)%        95%         $    2,550
JULY 13, 1998(4) TO JUNE 30, 1999 .................         1.87%        176%         $    3,037

INFLATION PROTECTED BOND FUND
------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         4.18%         64%         $   22,788
JUNE 1, 2003 TO MAY 31, 2004 ......................         1.65%        155%         $   20,087
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ..............         2.94%        115%         $    5,136

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         3.80%         64%         $   11,435
JUNE 1, 2003 TO MAY 31, 2004 ......................         0.89%        155%         $   10,645
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ..............         2.65%        115%         $    5,034

C SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         3.79%         64%         $   12,528
JUNE 1, 2003 TO MAY 31, 2004 ......................         0.99%        155%         $   11,813
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ..............         2.65%        115%         $    4,441

INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         4.32%         64%         $   32,552
JUNE 1, 2003 TO MAY 31, 2004 ......................         1.91%        155%         $   26,780
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ..............         2.90%        115%         $    7,188

INTERMEDIATE GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         2.32%        114%         $  150,403
JUNE 1, 2003 TO MAY 31, 2004 ......................        (2.10)%       178%         $  192,976
JUNE 1, 2002 TO MAY 31, 2003 ......................         9.95%        139%         $  196,203
JUNE 1, 2001 TO MAY 31, 2002 ......................         7.34%        102%         $  195,062
JUNE 1, 2000 TO MAY 31, 2001 ......................        10.94%         57%         $  185,638
JUNE 1, 1999 TO MAY 31, 2000 ......................         1.92%        139%         $  193,615

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         1.84%        114%         $   38,355
JUNE 1, 2003 TO MAY 31, 2004 ......................        (2.76)%       178%         $   47,821
JUNE 1, 2002 TO MAY 31, 2003 ......................         9.08%        139%         $   80,989
JUNE 1, 2001 TO MAY 31, 2002 ......................         6.55%        102%         $   67,256
JUNE 1, 2000 TO MAY 31, 2001 ......................        10.12%         57%         $   61,482
JUNE 1, 1999 TO MAY 31, 2000 ......................         1.06%        139%         $   51,495

C SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         1.94%        114%         $   16,439
JUNE 1, 2003 TO MAY 31, 2004 ......................        (2.85)%       178%         $   21,520
JUNE 1, 2002 TO MAY 31, 2003 ......................         9.11%        139%         $   34,133
JUNE 1, 2001 TO MAY 31, 2002 ......................         6.48%        102%         $   18,078
JUNE 1, 2000 TO MAY 31, 2001 ......................        10.16%         57%         $    8,386
NOVEMBER 8, 1999(4) TO MAY 31, 2000 ...............         1.07%        139%         $    4,348

INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         2.37%        114%         $  403,649
JUNE 1, 2003 TO MAY 31, 2004 ......................        (1.77)%       178%         $  397,390
JUNE 1, 2002 TO MAY 31, 2003 ......................        10.20%        139%         $  472,024
JUNE 1, 2001 TO MAY 31, 2002 ......................         7.63%        102%         $  442,037
JUNE 1, 2000 TO MAY 31, 2001 ......................        11.25%         57%         $  413,846
JUNE 1, 1999 TO MAY 31, 2000 ......................         1.94%        139%         $  385,299

WELLS FARGO INCOME FUNDS                                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  NET REALIZED
                                                       BEGINNING          NET              AND     DIVIDENDS   DISTRIBUTIONS
                                                       NET ASSET   INVESTMENT       UNREALIZED      FROM NET        FROM NET
                                                       VALUE PER       INCOME   GAIN (LOSS) ON    INVESTMENT        REALIZED
                                                           SHARE       (LOSS)      INVESTMENTS        INCOME           GAINS
----------------------------------------------------------------------------------------------------------------------------

LIMITED TERM GOVERNMENT INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.01         0.14             0.04         (0.14)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $    10.41         0.23            (0.40)        (0.23)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................   $    10.03         0.35             0.39         (0.36)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................   $     9.83         0.45             0.20         (0.45)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................   $     9.44         0.57             0.39         (0.57)           0.00
JULY 1, 1999(3) TO MAY 31, 2000 ...................   $     9.74         0.50            (0.30)        (0.50)           0.00
JULY 1, 1998 TO JUNE 30, 1999 .....................   $     9.97         0.57            (0.23)        (0.57)           0.00

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.01         0.10             0.04         (0.10)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $    10.41         0.15            (0.40)        (0.15)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................   $    10.03         0.28             0.38         (0.28)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................   $     9.83         0.38             0.20         (0.38)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................   $     9.44         0.50             0.39         (0.50)           0.00
JULY 1, 1999(3) TO MAY 31, 2000 ...................   $     9.74         0.43            (0.30)        (0.43)           0.00
JULY 1, 1998 TO JUNE 30, 1999 .....................   $     9.97         0.50            (0.23)        (0.50)           0.00

INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $     9.82         0.15             0.04         (0.15)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $    10.21         0.26            (0.39)        (0.26)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................   $     9.84         0.38             0.37         (0.38)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................   $     9.64         0.47             0.20         (0.47)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................   $     9.26         0.59             0.38         (0.59)           0.00
JULY 1, 1999(3) TO MAY 31, 2000 ...................   $     9.55         0.51            (0.29)        (0.51)           0.00
JULY 1, 1998 TO JUNE 30, 1999 .....................   $     9.78         0.56            (0.23)        (0.56)           0.00

MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND
----------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.13         0.11            (0.01)        (0.14)           0.00
JULY 1, 2003(3) TO MAY 31, 2004 ...................   $    10.28         0.17            (0.12)        (0.17)          (0.03)
JULY 1, 2002 TO JUNE 30, 2003 .....................   $    10.24         0.41             0.10         (0.39)          (0.08)
JULY 1, 2001 TO JUNE 30, 2002 .....................   $    10.19         0.43             0.22         (0.47)          (0.13)
JULY 1, 2000 TO JUNE 30, 2001(8) ..................   $     9.88         0.55             0.31         (0.55)           0.00
JULY 1, 1999 TO JUNE 30, 2000 .....................   $    10.03         0.56            (0.15)        (0.56)           0.00
JULY 1, 1998 TO JUNE 30, 1999 .....................   $    10.15         0.41            (0.06)        (0.42)          (0.05)

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.13         0.07             0.00         (0.10)           0.00
JULY 1, 2003(3) TO MAY 31, 2004 ...................   $    10.29         0.11            (0.14)        (0.10)          (0.03)
JULY 1, 2002 TO JUNE 30, 2003 .....................   $    10.25         0.28             0.10         (0.26)          (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ..................   $    10.22         0.00             0.03          0.00            0.00

C SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.14         0.07            (0.01)        (0.10)           0.00
JULY 1, 2003(3) TO MAY 31, 2004 ...................   $    10.30         0.11            (0.14)        (0.10)          (0.03)
JULY 1, 2002 TO JUNE 30, 2003 .....................   $    10.25         0.27             0.11         (0.25)          (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ..................   $    10.22         0.00             0.03          0.00            0.00

INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.14         0.12            (0.01)        (0.15)           0.00
JULY 1, 2003(3) TO MAY 31, 2004 ...................   $    10.30         0.20            (0.13)        (0.20)          (0.03)
JULY 1, 2002 TO JUNE 30, 2003 .....................   $    10.26         0.43             0.12         (0.43)          (0.08)
JULY 1, 2001 TO JUNE 30, 2002 .....................   $    10.20         0.46             0.22         (0.49)          (0.13)
JULY 1, 2000 TO JUNE 30, 2001(8) ..................   $     9.90         0.58             0.30         (0.58)           0.00
JULY 1, 1999 TO JUNE 30, 2000 .....................   $    10.04         0.58            (0.14)        (0.58)           0.00
JULY 1, 1998 TO JUNE 30, 1999 .....................   $    10.14         0.53            (0.05)        (0.53)          (0.05)

MONTGOMERY TOTAL RETURN BOND FUND
----------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    12.32         0.21             0.22         (0.21)           0.00
JULY 1, 2003(3) TO MAY 31, 2004 ...................   $    12.79         0.34            (0.35)        (0.34)          (0.12)
JULY 1, 2002 TO JUNE 30, 2003 .....................   $    12.17         0.63             0.69         (0.62)          (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ..................   $    12.45         0.32            (0.06)        (0.32)          (0.22)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                    WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                 ENDING   -----------------------------------------------------
                                                              NET ASSET             NET
                                                   RETURN OF  VALUE PER      INVESTMENT       GROSS       EXPENSES          NET
                                                     CAPITAL      SHARE   INCOME (LOSS)    EXPENSES         WAIVED     EXPENSES
-------------------------------------------------------------------------------------------------------------------------------

LIMITED TERM GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  10.05           2.76%        1.10%         (0.15)%       0.95%
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00   $  10.01           2.25%        1.13%         (0.18)%       0.95%
JUNE 1, 2002 TO MAY 31, 2003 ......................     0.00   $  10.41           3.40%        1.09%         (0.14)%       0.95%
JUNE 1, 2001 TO MAY 31, 2002 ......................     0.00   $  10.03           4.50%        1.15%         (0.19)%       0.96%
JUNE 1, 2000 TO MAY 31, 2001 ......................     0.00   $   9.83           5.84%        1.19%         (0.23)%       0.96%
JULY 1, 1999(3) TO MAY 31, 2000 ...................     0.00   $   9.44           5.62%        1.21%         (0.26)%       0.96%
JULY 1, 1998 TO JUNE 30, 1999 .....................     0.00   $   9.74           5.66%        1.21%         (0.25)%       0.96%

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  10.05           2.00%        1.85%         (0.15)%       1.70%
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00   $  10.01           1.49%        1.88%         (0.19)%       1.69%
JUNE 1, 2002 TO MAY 31, 2003 ......................     0.00   $  10.41           2.59%        1.84%         (0.14)%       1.70%
JUNE 1, 2001 TO MAY 31, 2002 ......................     0.00   $  10.03           3.75%        1.89%         (0.18)%       1.71%
JUNE 1, 2000 TO MAY 31, 2001 ......................     0.00   $   9.83           5.08%        1.91%         (0.20)%       1.71%
JULY 1, 1999(3) TO MAY 31, 2000 ...................     0.00   $   9.44           4.89%        1.96%         (0.27)%       1.69%
JULY 1, 1998 TO JUNE 30, 1999 .....................     0.00   $   9.74           4.95%        1.99%         (0.33)%       1.66%

INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $   9.86           3.06%        0.78%         (0.08)%       0.70%
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00   $   9.82           2.55%        0.81%         (0.11)%       0.70%
JUNE 1, 2002 TO MAY 31, 2003 ......................     0.00   $  10.21           3.73%        0.83%         (0.14)%       0.69%
JUNE 1, 2001 TO MAY 31, 2002 ......................     0.00   $   9.84           4.82%        0.78%         (0.10)%       0.68%
JUNE 1, 2000 TO MAY 31, 2001 ......................     0.00   $   9.64           6.13%        0.80%         (0.12)%       0.68%
JULY 1, 1999(3) TO MAY 31, 2000 ...................     0.00   $   9.26           5.87%        0.90%         (0.19)%       0.72%
JULY 1, 1998 TO JUNE 30, 1999 .....................     0.00   $   9.55           5.72%        1.08%         (0.17)%       0.91%

MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  10.09           2.08%        1.33%         (0.42)%       0.91%(10)
JULY 1, 2003(3) TO MAY 31, 2004 ...................     0.00   $  10.13           1.83%        1.14%         (0.24)%       0.90%
JULY 1, 2002 TO JUNE 30, 2003 .....................     0.00   $  10.28           3.51%        1.51%         (0.45)%       1.06%(10)
JULY 1, 2001 TO JUNE 30, 2002 .....................     0.00   $  10.24           4.16%        1.78%         (0.66)%       1.12%
JULY 1, 2000 TO JUNE 30, 2001(8) ..................     0.00   $  10.19           5.43%        2.70%         (0.79)%       1.91%
JULY 1, 1999 TO JUNE 30, 2000 .....................     0.00   $   9.88           5.60%        1.86%         (0.50)%       1.36%
JULY 1, 1998 TO JUNE 30, 1999 .....................     0.00   $  10.03           4.96%        2.10%         (0.50)%       1.60%

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  10.10           1.33%        2.08%         (0.42)%       1.66%(10)
JULY 1, 2003(3) TO MAY 31, 2004 ...................     0.00   $  10.13           1.12%        1.89%         (0.24)%       1.65%
JULY 1, 2002 TO JUNE 30, 2003 .....................     0.00   $  10.29           2.75%        2.26%         (0.46)%       1.80%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ..................     0.00   $  10.25           0.00%        0.45%         (0.45)%       0.00%

C SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  10.10           1.32%        2.09%         (0.43)%       1.66%(10)
JULY 1, 2003(3) TO MAY 31, 2004 ...................     0.00   $  10.14           1.10%        1.89%         (0.24)%       1.65%
JULY 1, 2002 TO JUNE 30, 2003 .....................     0.00   $  10.30           2.73%        2.27%         (0.46)%       1.81%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ..................     0.00   $  10.25           0.00%        0.45%         (0.45)%       0.00%

INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  10.10           2.35%        1.00%         (0.37)%       0.63%(10)
JULY 1, 2003(3) TO MAY 31, 2004 ...................     0.00   $  10.14           2.13%        0.81%         (0.21)%       0.60%
JULY 1, 2002 TO JUNE 30, 2003 .....................     0.00   $  10.30           3.75%        1.16%         (0.40)%       0.76%(10)
JULY 1, 2001 TO JUNE 30, 2002 .....................     0.00   $  10.26           4.38%        1.53%         (0.66)%       0.87%
JULY 1, 2000 TO JUNE 30, 2001(8) ..................     0.00   $  10.20           5.70%        2.46%         (0.78)%       1.68%
JULY 1, 1999 TO JUNE 30, 2000 .....................     0.00   $   9.90           5.84%        1.61%         (0.50)%       1.11%
JULY 1, 1998 TO JUNE 30, 1999 .....................     0.00   $  10.04           5.21%        1.85%         (0.50)%       1.35%

MONTGOMERY TOTAL RETURN BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00   $  12.54           3.33%        1.16%         (0.26)%       0.90%
JULY 1, 2003(3) TO MAY 31, 2004 ...................     0.00   $  12.32           3.07%        1.16%         (0.26)%       0.90%
JULY 1, 2002 TO JUNE 30, 2003 .....................     0.00   $  12.79           3.78%        1.61%         (0.63)%       0.97%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ..................     0.00   $  12.17           5.78%        1.95%         (0.99)%       0.96%

                                                                   PORTFOLIO       NET ASSETS AT
                                                           TOTAL    TURNOVER       END OF PERIOD
                                                       RETURN(2)        RATE     (000'S OMITTED)
------------------------------------------------------------------------------------------------
LIMITED TERM GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         1.78%        115%         $   56,149
JUNE 1, 2003 TO MAY 31, 2004 ......................        (1.64)%       260%         $   59,733
JUNE 1, 2002 TO MAY 31, 2003 ......................         7.46%        155%         $   74,167
JUNE 1, 2001 TO MAY 31, 2002 ......................         6.74%        127%         $   69,188
JUNE 1, 2000 TO MAY 31, 2001 ......................        10.38%        126%         $   33,192
JULY 1, 1999(3) TO MAY 31, 2000 ...................         2.08%         80%         $   29,928
JULY 1, 1998 TO JUNE 30, 1999 .....................         3.37%        116%         $   42,956

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         1.40%        115%         $   21,656
JUNE 1, 2003 TO MAY 31, 2004 ......................        (2.37)%       260%         $   25,863
JUNE 1, 2002 TO MAY 31, 2003 ......................         6.64%        155%         $   42,524
JUNE 1, 2001 TO MAY 31, 2002 ......................         5.94%        127%         $   18,007
JUNE 1, 2000 TO MAY 31, 2001 ......................         9.56%        126%         $   10,666
JULY 1, 1999(3) TO MAY 31, 2000 ...................         1.39%         80%         $    8,864
JULY 1, 1998 TO JUNE 30, 1999 .....................         2.65%        116%         $    9,643

INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         1.95%        115%         $   99,935
JUNE 1, 2003 TO MAY 31, 2004 ......................        (1.31)%       260%         $  117,680
JUNE 1, 2002 TO MAY 31, 2003 ......................         7.74%        155%         $  140,563
JUNE 1, 2001 TO MAY 31, 2002 ......................         7.08%        127%         $  132,786
JUNE 1, 2000 TO MAY 31, 2001 ......................        10.66%        126%         $  116,309
JULY 1, 1999(3) TO MAY 31, 2000 ...................         2.34%         80%         $  127,344
JULY 1, 1998 TO JUNE 30, 1999 .....................         3.38%        116%         $   79,789

MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND
------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         0.98%        120%         $   46,196
JULY 1, 2003(3) TO MAY 31, 2004 ...................         0.49%        615%         $   47,304
JULY 1, 2002 TO JUNE 30, 2003 .....................         4.69%        331%         $   55,807
JULY 1, 2001 TO JUNE 30, 2002 .....................         6.45%        400%         $    6,034
JULY 1, 2000 TO JUNE 30, 2001(8) ..................         8.93%        245%         $    4,550
JULY 1, 1999 TO JUNE 30, 2000 .....................         4.18%        188%         $    4,087
JULY 1, 1998 TO JUNE 30, 1999 .....................         4.47%        199%         $    3,887

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         0.70%        120%         $    9,901
JULY 1, 2003(3) TO MAY 31, 2004 ...................        (0.30)%       615%         $    9,734
JULY 1, 2002 TO JUNE 30, 2003 .....................         3.76%        331%         $    5,576
JULY 1, 2001(4) TO JUNE 30, 2002 ..................         0.29%        400%         $        0(9)

C SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         0.60%        120%         $   26,511
JULY 1, 2003(3) TO MAY 31, 2004 ...................        (0.30)%       615%         $   34,410
JULY 1, 2002 TO JUNE 30, 2003 .....................         3.79%        331%         $   32,818
JULY 1, 2001(4) TO JUNE 30, 2002 ..................         0.29%        400%         $        0(9)

INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         1.12%        120%         $  340,288
JULY 1, 2003(3) TO MAY 31, 2004 ...................        (0.67)%       615%         $  431,942
JULY 1, 2002 TO JUNE 30, 2003 .....................         5.08%        331%         $  517,187
JULY 1, 2001 TO JUNE 30, 2002 .....................         6.80%        400%         $  449,648
JULY 1, 2000 TO JUNE 30, 2001(8) ..................         9.09%        245%         $  267,444
JULY 1, 1999 TO JUNE 30, 2000 .....................         4.55%        188%         $  171,879
JULY 1, 1998 TO JUNE 30, 1999 .....................         4.82%        199%         $  154,365

MONTGOMERY TOTAL RETURN BOND FUND
------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....         3.48%        297%         $   38,848
JULY 1, 2003(3) TO MAY 31, 2004 ...................        (0.09)%       918%         $   45,670
JULY 1, 2002 TO JUNE 30, 2003 .....................        10.95%        544%         $    2,691
JULY 1, 2001(4) TO JUNE 30, 2002 ..................         2.21%        193%         $      117

WELLS FARGO INCOME FUNDS                                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  NET REALIZED
                                                       BEGINNING          NET              AND     DIVIDENDS   DISTRIBUTIONS
                                                       NET ASSET   INVESTMENT       UNREALIZED      FROM NET        FROM NET
                                                       VALUE PER       INCOME   GAIN (LOSS) ON    INVESTMENT        REALIZED
                                                           SHARE       (LOSS)      INVESTMENTS        INCOME           GAINS
----------------------------------------------------------------------------------------------------------------------------
MONTGOMERY TOTAL RETURN BOND FUND (CONTINUED)

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    12.33         0.16             0.23         (0.16)           0.00
JULY 1, 2003(3) TO MAY 31, 2004 ...................   $    12.80         0.25            (0.35)        (0.25)          (0.12)
JULY 1, 2002 TO JUNE 30, 2003 .....................   $    12.18         0.56             0.69         (0.55)          (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ..................   $    12.45         0.23            (0.05)        (0.23)          (0.22)

C SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    12.26         0.16             0.23         (0.16)           0.00
JULY 1, 2003(3) TO MAY 31, 2004 ...................   $    12.73         0.25            (0.35)        (0.25)          (0.12)
JULY 1, 2002 TO JUNE 30, 2003 .....................   $    12.12         0.57             0.67         (0.55)          (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ..................   $    12.45         0.25            (0.11)        (0.25)          (0.22)

INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    12.11         0.22             0.22         (0.22)           0.00
JULY 1, 2003(3) TO MAY 31, 2004 ...................   $    12.57         0.36            (0.34)        (0.36)          (0.12)
JULY 1, 2002 TO JUNE 30, 2003 .....................   $    11.97         0.64             0.68         (0.64)          (0.08)
JULY 1, 2001 TO JUNE 30, 2002 .....................   $    11.85         0.43             0.36         (0.45)          (0.22)
JULY 1, 2000 TO JUNE 30, 2001 .....................   $    11.33         0.70             0.52         (0.70)           0.00
JULY 1, 1999 TO JUNE 30, 2000 .....................   $    11.66         0.77            (0.20)        (0.75)          (0.15)
JULY 1, 1998 TO JUNE 30, 1999 .....................   $    12.44         0.73            (0.35)        (0.74)          (0.42)

SELECT SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    12.11         0.24             0.22         (0.24)           0.00
JULY 1, 2003(3) TO MAY 31, 2004 ...................   $    12.58         0.39            (0.35)        (0.39)          (0.12)
JULY 1, 2002 TO JUNE 30, 2003 .....................   $    11.97         0.73             0.66         (0.70)          (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ..................   $    12.45         0.47            (0.25)        (0.48)          (0.22)

STABLE INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.33         0.07             0.01         (0.06)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $    10.44         0.16            (0.10)        (0.16)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................   $    10.38         0.25             0.06         (0.25)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................   $    10.36         0.34             0.02         (0.34)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................   $    10.15         0.57             0.22         (0.58)           0.00
JUNE 1, 1999 TO MAY 31, 2000 ......................   $    10.26         0.54            (0.11)        (0.54)           0.00

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.32         0.03             0.00         (0.02)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $    10.43         0.08            (0.10)        (0.08)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................   $    10.37         0.17             0.06         (0.17)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................   $    10.35         0.28             0.01         (0.27)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................   $    10.14         0.49             0.23         (0.51)           0.00
JUNE 1, 1999 TO MAY 31, 2000 ......................   $    10.26         0.46            (0.12)        (0.46)           0.00

C SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.30         0.02             0.02         (0.02)           0.00
JUNE 30, 2003(4) TO MAY 31, 2004 ..................   $    10.00         0.06             0.33         (0.08)           0.00

INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $    10.33         0.08             0.01         (0.07)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $    10.44         0.18            (0.10)        (0.18)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................   $    10.39         0.26             0.06         (0.27)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................   $    10.36         0.37             0.03         (0.37)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................   $    10.15         0.60             0.21         (0.60)           0.00
JUNE 1, 1999 TO MAY 31, 2000 ......................   $    10.27         0.55            (0.12)        (0.55)           0.00

TACTICAL MATURITY BOND FUND
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....   $     9.45         0.10            (0.03)        (0.10)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................   $     9.84         0.14            (0.39)        (0.14)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................   $     9.77         0.18             0.06         (0.17)           0.00
NOVEMBER 29, 2001(4) TO MAY 31, 2002 ..............   $    10.00         0.14            (0.23)        (0.14)           0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                    WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                 RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                           ----------------------------------------------------
                                                                   ENDING         NET
                                                                NET ASSET  INVESTMENT
                                                   RETURN OF    VALUE PER      INCOME      GROSS       EXPENSES             NET
                                                     CAPITAL        SHARE      (LOSS)   EXPENSES         WAIVED        EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY TOTAL RETURN BOND FUND (CONTINUED)

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00     $  12.56        2.60%      1.91%         (0.26)%          1.65%
JULY 1, 2003(3) TO MAY 31, 2004 ...................     0.00     $  12.33        2.19%      1.91%         (0.26)%          1.65%
JULY 1, 2002 TO JUNE 30, 2003 .....................     0.00     $  12.80        2.81%      2.31%         (0.60)%          1.71%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ..................     0.00     $  12.18        4.93%      1.94%         (1.11)%          0.83%

C SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00     $  12.49        2.62%      1.92%         (0.27)%          1.65%
JULY 1, 2003(3) TO MAY 31, 2004 ...................     0.00     $  12.26        2.20%      1.91%         (0.26)%          1.65%
JULY 1, 2002 TO JUNE 30, 2003 .....................     0.00     $  12.73        2.88%      2.32%         (0.61)%          1.71%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ..................     0.00     $  12.12        5.14%      1.93%         (0.98)%          0.95%

INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00     $  12.33        3.60%      0.99%         (0.29)%          0.70%
JULY 1, 2003(3) TO MAY 31, 2004 ...................     0.00     $  12.11        3.25%      0.99%         (0.29)%          0.70%
JULY 1, 2002 TO JUNE 30, 2003 .....................     0.00     $  12.57        4.56%      1.19%         (0.59)%          0.60%(10)
JULY 1, 2001 TO JUNE 30, 2002 .....................     0.00     $  11.97        5.38%      1.42%         (0.71)%          0.71%
JULY 1, 2000 TO JUNE 30, 2001 .....................     0.00     $  11.85        6.02%      1.59%         (0.64)%          0.95%
JULY 1, 1999 TO JUNE 30, 2000 .....................     0.00     $  11.33        6.78%      1.13%         (0.33)%          0.80%
JULY 1, 1998 TO JUNE 30, 1999 .....................     0.00     $  11.66        5.88%      1.25%         (0.09)%          1.16%

SELECT SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00     $  12.33        3.88%      0.74%         (0.32)%          0.42%
JULY 1, 2003(3) TO MAY 31, 2004 ...................     0.00     $  12.11        3.49%      0.74%         (0.32)%          0.42%
JULY 1, 2002 TO JUNE 30, 2003 .....................     0.00     $  12.58        4.66%      0.99%         (0.57)%          0.42%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ..................     0.00     $  11.97        5.99%      1.71%         (1.24)%          0.47%

STABLE INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00     $  10.35        1.27%      0.99%(5)      (0.09)%(5)       0.90%(5)
JUNE 1, 2003 TO MAY 31, 2004 ......................    (0.01)    $  10.33        1.52%      0.99%(5)      (0.09)%(5)       0.90%(5)
JUNE 1, 2002 TO MAY 31, 2003 ......................     0.00(7)  $  10.44        2.32%      1.04%(5)      (0.22)%(5)       0.82%(5)
JUNE 1, 2001 TO MAY 31, 2002 ......................     0.00     $  10.38        3.02%      1.04%(5)      (0.14)%(5)       0.90%(5)
JUNE 1, 2000 TO MAY 31, 2001 ......................     0.00     $  10.36        5.44%      1.09%(5)      (0.19)%(5)       0.90%(5)
JUNE 1, 1999 TO MAY 31, 2000 ......................     0.00     $  10.15        5.29%      0.96%(5)      (0.17)%(5)       0.79%(5)

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00     $  10.33        0.52%      1.74%(5)      (0.09)%(5)       1.65%(5)
JUNE 1, 2003 TO MAY 31, 2004 ......................    (0.01)    $  10.32        0.81%      1.75%(5)      (0.10)%(5)       1.65%(5)
JUNE 1, 2002 TO MAY 31, 2003 ......................     0.00(7)  $  10.43        1.51%      1.81%(5)      (0.18)%(5)       1.63%(5)
JUNE 1, 2001 TO MAY 31, 2002 ......................     0.00     $  10.37        2.41%      1.87%(5)      (0.21)%(5)       1.65%(5)
JUNE 1, 2000 TO MAY 31, 2001 ......................     0.00     $  10.35        4.65%      2.00%(5)      (0.35)%(5)       1.65%(5)
JUNE 1, 1999 TO MAY 31, 2000 ......................     0.00     $  10.14        4.54%      1.95%(5)      (0.41)%(5)       1.54%(5)

C SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00     $  10.32        0.52%      1.74%(5)      (0.09)%(5)       1.65%(5)
JUNE 30, 2003(4) TO MAY 31, 2004 ..................    (0.01)    $  10.30        0.54%      1.73%         (0.08)%          1.65%

INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00     $  10.35        1.54%      0.66%(5)      (0.02)%(5)       0.64%(5)
JUNE 1, 2003 TO MAY 31, 2004 ......................    (0.01)    $  10.33        1.74%      0.66%(5)      (0.03)%(5)       0.63%(5)
JUNE 1, 2002 TO MAY 31, 2003 ......................     0.00(7)  $  10.44        2.51%      0.77%(5)      (0.12)%(5)       0.65%(5)
JUNE 1, 2001 TO MAY 31, 2002 ......................     0.00     $  10.39        3.50%      0.80%(5)      (0.15)%(5)       0.65%(5)
JUNE 1, 2000 TO MAY 31, 2001 ......................     0.00     $  10.36        5.78%      0.78%(5)      (0.13)%(5)       0.65%(5)
JUNE 1, 1999 TO MAY 31, 2000 ......................     0.00     $  10.15        5.44%      0.77%(5)      (0.12)%(5)       0.65%(5)

TACTICAL MATURITY BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....     0.00     $   9.42        2.06%      0.68%(5)      (0.09)%(5)       0.59%(5)
JUNE 1, 2003 TO MAY 31, 2004 ......................     0.00     $   9.45        1.51%      1.06%(5)      (0.46)%(5)       0.60%(5)
JUNE 1, 2002 TO MAY 31, 2003 ......................     0.00     $   9.84        1.81%      1.54%(5)      (0.94)%(5)       0.60%(5)
NOVEMBER 29, 2001(4) TO MAY 31, 2002 ..............     0.00     $   9.77        2.85%      1.88%(5)      (1.28)%(5)       0.60%(5)

                                                                    PORTFOLIO     NET ASSETS AT
                                                         TOTAL       TURNOVER     END OF PERIOD
                                                     RETURN(2)           RATE   (000'S OMITTED)
-----------------------------------------------------------------------------------------------
MONTGOMERY TOTAL RETURN BOND FUND (CONTINUED)

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....       3.10%           297%       $    7,943
JULY 1, 2003(3) TO MAY 31, 2004 ...................      (0.79)%          918%       $    8,031
JULY 1, 2002 TO JUNE 30, 2003 .....................       9.85%           544%       $    3,868
JULY 1, 2001(4) TO JUNE 30, 2002 ..................       1.52%           193%       $       87

C SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....       3.20%           297%       $    6,034
JULY 1, 2003(3) TO MAY 31, 2004 ...................      (0.79)%          918%       $    6,248
JULY 1, 2002 TO JUNE 30, 2003 .....................       9.78%           544%       $    4,425
JULY 1, 2001(4) TO JUNE 30, 2002 ..................       1.12%           193%       $       27

INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....       3.66%           297%       $  350,642
JULY 1, 2003(3) TO MAY 31, 2004 ...................       0.20%           918%       $  202,187
JULY 1, 2002 TO JUNE 30, 2003 .....................      11.01%           544%       $   91,244
JULY 1, 2001 TO JUNE 30, 2002 .....................       8.81%           193%       $   38,841
JULY 1, 2000 TO JUNE 30, 2001 .....................      11.06%           449%       $   31,788
JULY 1, 1999 TO JUNE 30, 2000 .....................       4.96%           176%       $   28,112
JULY 1, 1998 TO JUNE 30, 1999 .....................       3.20%           158%       $   38,476

SELECT SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....       3.80%           297%       $  114,207
JULY 1, 2003(3) TO MAY 31, 2004 ...................       0.38%           918%       $   50,699
JULY 1, 2002 TO JUNE 30, 2003 .....................      11.05%           544%       $   51,022
JULY 1, 2001(4) TO JUNE 30, 2002 ..................       1.90%           193%       $      202

STABLE INCOME FUND
-----------------------------------------------------------------------------------------------
A SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....       0.77%            26%(6)    $  135,927
JUNE 1, 2003 TO MAY 31, 2004 ......................       0.45%            92%(6)    $  166,484
JUNE 1, 2002 TO MAY 31, 2003 ......................       3.01%            45%(6)    $  175,249
JUNE 1, 2001 TO MAY 31, 2002 ......................       3.53%            81%(6)    $   79,555
JUNE 1, 2000 TO MAY 31, 2001 ......................       7.98%            37%(6)    $   19,054
JUNE 1, 1999 TO MAY 31, 2000 ......................       4.28%            40%(6)    $    8,912

B SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....       0.29%            26%(6)    $   27,795
JUNE 1, 2003 TO MAY 31, 2004 ......................      (0.29)%           92%(6)    $   35,552
JUNE 1, 2002 TO MAY 31, 2003 ......................       2.24%            45%(6)    $   48,045
JUNE 1, 2001 TO MAY 31, 2002 ......................       2.79%            81%(6)    $   20,318
JUNE 1, 2000 TO MAY 31, 2001 ......................       7.22%            37%(6)    $    7,598
JUNE 1, 1999 TO MAY 31, 2000 ......................       3.40%            40%(6)    $    2,449

C SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....       0.39%            26%(6)    $    9,375
JUNE 30, 2003(4) TO MAY 31, 2004 ..................      (0.29)%           92%       $   12,225

INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....       0.91%            26%(6)    $  496,538
JUNE 1, 2003 TO MAY 31, 2004 ......................       0.71%            92%(6)    $  570,234
JUNE 1, 2002 TO MAY 31, 2003 ......................       3.13%            45%(6)    $  491,771
JUNE 1, 2001 TO MAY 31, 2002 ......................       3.87%            81%(6)    $  304,256
JUNE 1, 2000 TO MAY 31, 2001 ......................       8.25%            37%(6)    $  200,917
JUNE 1, 1999 TO MAY 31, 2000 ......................       4.32%            40%(6)    $  191,358

TACTICAL MATURITY BOND FUND
-----------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) .....       0.69%             8%(6)    $      663
JUNE 1, 2003 TO MAY 31, 2004 ......................      (2.51)%          248%(6)    $   15,519
JUNE 1, 2002 TO MAY 31, 2003 ......................       2.53%           115%(6)    $    8,773
NOVEMBER 29, 2001(4) TO MAY 31, 2002 ..............      (0.87)%          145%(6)    $    6,890

WELLS FARGO INCOME FUNDS                           NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   The Fund changed its fiscal year-end from June 30 to May 31.

(4)   Commencement of operations.

(5) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(6) Portfolio turnover rate represents the activity from the Fund's investment in a Master portfolio.

(7)   Return of capital was less than $0.01 per share.

(8) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period, because the use of undistributed income method did not accord with results of operations.

(9)   Amounts represent less than $1,000.

(10)  Includes interest expense.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)               WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 75 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Diversified Bond Fund, High Yield Bond Fund, Income Fund, Income Plus Fund, Inflation-Protected Bond Fund, Intermediate Government Income Fund, Limited Term Government Income Fund, Montgomery Short Duration Government Bond Fund, Montgomery Total Return Bond Fund, Stable Income Fund, and Tactical Maturity Bond Fund.

      On December 18, 2002, the Board of Trustees of the Trust and on December 16, 2002, the Boards of Trustees of The Montgomery Funds and The Montgomery Funds II (the "Montgomery Funds"), approved an Agreement and Plan of Reorganization providing for the reorganization of certain of the Montgomery Funds into the Funds. Effective at the close of business on June 6, 2003, the Wells Fargo Montgomery Short Duration Government Bond Fund acquired all of the net assets of the Montgomery Short Duration Government Bond Fund and the Wells Fargo Montgomery Total Return Bond Fund acquired all of the net assets of the Montgomery Total Return Bond Fund.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

      The Diversified Bond Fund, Stable Income Fund, and Tactical Maturity Bond Fund each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentages of each Master Portfolio by the Diversified Bond Fund, Stable Income Fund, and Tactical Maturity Bond Fund are as follows:

                                    Diversified    Stable     Tactical Maturity
                                     Bond Fund   Income Fund      Bond Fund

MANAGED FIXED INCOME PORTFOLIO          12%           N/A           N/A

STABLE INCOME PORTFOLIO                 N/A           78%           N/A

STRATEGIC VALUE BOND PORTFOLIO          12%           N/A           N/A

TACTICAL MATURITY BOND PORTFOLIO        12%           N/A           0%*

*     OWNERSHIP PERCENTAGE IS LESS THAN 1%

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and

WELLS FARGO INCOME FUNDS               NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments in the Master Portfolios are valued daily based upon each fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders monthly, with the exception of the High Yield Bond, Inflation-Protected Bond, Income, Limited Term Government Income, Montgomery Short Duration Government Bond and Montgomery Total Return Bond Funds, for which net investment income, if any, is declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      If the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital. Estimates of inflation may be used in the determination of monthly income dividend rates.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)               WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2004.

      At May 31, 2004, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:


Fund                                            Year Expires    Capital Loss Carryforwards
INCOME FUND                                         2007               $ 6,002,613
                                                    2007                 1,007,919
                                                    2008                     3,879
                                                    2008                11,139,881
                                                    2008                 1,224,117
                                                    2009                 1,017,826
INCOME PLUS FUND                                    2008                   972,513
                                                    2008                   546,883
                                                    2009                 3,631,688
                                                    2009                   163,187
                                                    2010                 1,439,682
                                                    2011                   484,626
INTERMEDIATE GOVERNMENT INCOME FUND                 2005                 1,603,624
                                                    2006                    44,683
                                                    2007                 8,447,151
                                                    2007                   351,674
                                                    2008                17,842,339
                                                    2008                       149
                                                    2012                 8,757,525
LIMITED TERM GOVERNMENT INCOME FUND                 2006                 1,835,884
                                                    2007                   676,044
                                                    2007                 2,040,910
                                                    2008                 1,334,044
                                                    2008                    87,972
                                                    2009                   471,758
MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND      2012                 1,147,920
MONTGOMERY TOTAL RETURN BOND FUND                   2012                   461,924
STABLE INCOME FUND                                  2005                    16,722
                                                    2005                    95,977
                                                    2006                    95,212
                                                    2007                   106,433
                                                    2008                   134,663
                                                    2008                    50,735
                                                    2009                    88,159
                                                    2011                   623,902
                                                    2012                   688,353
TACTICAL MATURITY BOND FUND                         2011                   330,514
                                                    2012                   172,699

      The capital loss carryforwards may include capital losses acquired from a merger as discussed in Note 1. The yearly utilization of any acquired capital loss is limited by the Code.

WELLS FARGO INCOME FUNDS               NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At May 31, 2004, deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

Fund                                          Deferred Post-October Capital Loss

INCOME FUND                                              $  684,887

INCOME PLUS FUND                                            246,984

INTERMEDIATE GOVERNMENT INCOME FUND                       4,297,731

LIMITED TERM GOVERNMENT INCOME FUND                         937,666

MONTGOMERY TOTAL RETURN BOND FUND                           183,318

STABLE INCOME FUND                                          170,731

TACTICAL MATURITY BOND FUND                                 184,702

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

      As of November 30, 2004, outstanding forward contracts were as follows:

                      Currency                                         Currency     Net Unrealized
                    Amount to be        Type Of         Settlement   Amount to be    Appreciation/
Fund                 Delivered          Currency           Date        Received     (Depreciation)
INCOME PLUS FUND       1,820,000          Euro          12/17/2004   $  2,372,188   $      (46,787)

INCOME PLUS FUND         615,000     British Pound      12/17/2004   $  1,140,647   $      (33,427)

INCOME PLUS FUND       1,750,000   New Zealand Dollar   12/17/2004   $  1,236,410   $      (14,632)

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At November 30, 2004, the following Fund(s) held futures contracts:

                                                                                       Net Unrealized
                                                          Expiration      Notional      Appreciation
Fund                  Contracts            Type              Date          Amount      (Depreciation)
INCOME FUND            Short 105    US 5 YR Note Mar 05   March, 2005   $ 11,462,574          $35,621

INCOME FUND             Short 88   US 10 YR Note Mar 05   March, 2005      9,802,667           56,667

INVESTMENTS SOLD SHORT

      Certain Funds may engage in short-selling to the extent permitted by the Fund's investment policies in attempting to increase investment return. In a short sale transaction, the Fund borrows a security which it then delivers to settle a sale. The Fund is obligated to replace the security borrowed by purchasing the security at current market value at a future date. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and /or custodian, of cash and /or other liquid securities sufficient to cover its short position. Securities sold short at November 30, 2004, if any, and their related market values and proceeds are set forth in the Schedule of Investments Sold Short.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)               WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Fund(s) may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund receives compensation from the interest earned on the cash proceeds of the initial sale in the form of a fee, which is recorded as deferred income and amortized to income over the roll period, or alternatively, by paying a lower price for the security upon its repurchase. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract.

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at November 30, 2004 are shown on the Statement of Assets and Liabilities.

      At November 30, 2004, cash collateral invested and credit quality breakdown were as follows:

                                      Repurchase   Short-Term    Mid-Term    Money Market
Fund                                  Agreements   Securities   Securities       Fund         Total
HIGH YIELD BOND FUND                     73%          20%           0%            7%          100%

INCOME FUND                              73%          20%           0%            7%          100%

INCOME PLUS FUND                         73%          20%           0%            7%          100%

INFLATION-PROTECTED BOND FUND            73%          20%           0%            7%          100%

INTERMEDIATE GOVERNMENT INCOME FUND      35%          49%          11%            5%          100%

LIMITED TERM GOVERNMENT INCOME FUND      73%          20%           0%            7%          100%

MONTGOMERY SHORT DURATION GOVERNMENT
BOND FUND                                48%          44%           7%            1%          100%

MONTGOMERY TOTAL RETURN BOND FUND        25%          58%          11%            6%          100%

Fund                                               A Ratings    AA Ratings   AAA Ratings      Total
HIGH YIELD BOND FUND                                  55%           0%           45%          100%

INCOME FUND                                           55%           0%           45%          100%

INCOME PLUS FUND                                      55%           0%           45%          100%

INFLATION-PROTECTED BOND FUND                         55%           0%           45%          100%

INTERMEDIATE GOVERNMENT INCOME FUND                   49%           5%           46%          100%

LIMITED TERM GOVERNMENT INCOME FUND                   55%           0%           45%          100%

MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND        61%           3%           36%          100%

MONTGOMERY TOTAL RETURN BOND FUND                     67%           5%           28%          100%

WELLS FARGO INCOME FUNDS               NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

INTEREST RATE SWAPS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

      As of November 30, 2004 the following Funds had open swap contracts.

                         Swap          Notional        Floating        Fixed      Maturity       Net Unrealized
FUND                Counter Party     Principal       Rate Index       Rate         Date          Gain/(Loss)
INCOME PLUS            ABN AMRO       $5,000,000   USD 3-Month Libor   4.87%   August 21, 2013     $(102,080)

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                       Sub-Advisory
                                                                                                                           Fees
                                                      Advisory Fees*                                                   (% of Average
                              Average Daily            (% of Average                                  Average Daily      Daily Net
Fund                           Net Assets            Daily Net Assets)         Sub-Adviser              Net Assets        Assets)
HIGH YIELD BOND FUND              $0 - 499 million         0.550           Sutter Advisors LLC         $0 - 50 million     0.50
                                $500 - 999 million         0.500                                     $50 - 100 million     0.40
                                $1 - $2.99 billion         0.450                                        > $100 million     0.30
                                 $3 - 4.99 billion         0.425
                                    >$4.99 billion         0.400
INCOME FUND                       $0 - 499 million         0.450         Wells Capital Management     $0 - 400 million     0.15
                                $500 - 999 million         0.400               Incorporated         $400 - 800 million    0.125
                                $1 - $2.99 billion         0.350                                        > $800 million     0.10
                                 $3 - 4.99 billion         0.325
                                    >$4.99 billion         0.300
INCOME PLUS FUND                 $0 - $499 million         0.550         Wells Capital Management     $0 - 400 million     0.20
                       $500 million - $999 million         0.500               Incorporated         $400 - 800 million    0.175
                        $1 billion - $2.99 billion         0.450                                        > $800 million     0.15
                        $3 billion - $4.99 billion         0.425
                                   > $4.99 billion         0.400
INFLATION PROTECTED              $0 - $499 million         0.450         Wells Capital Management     $0 - 400 million     0.15
BOND FUND              $500 million - $999 million         0.400               Incorporated         $400 - 800 million    0.125
                        $1 billion - $2.99 billion         0.350                                        > $800 million     0.10
                        $3 billion - $4.99 billion         0.325
                                   > $4.99 billion         0.300
INTERMEDIATE                     $0 - $499 million         0.450         Wells Capital Management     $0 - 400 million     0.15
GOVERNMENT             $500 million - $999 million         0.400               Incorporated         $400 - 800 million    0.125
INCOME FUND             $1 billion - $2.99 billion         0.350                                        > $800 million     0.10
                        $3 billion - $4.99 billion         0.325
                                   > $4.99 billion         0.300

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)               WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                                       Sub-Advisory
                                                                                                                           Fees
                                                       Advisory Fee*                                                   (% of Average
                              Average Daily            (% of Average                                  Average Daily      Daily Net
Fund                           Net Assets            Daily Net Assets)         Sub-Adviser              Net Assets        Assets)
LIMITED TERM                     $0 - $499 million         0.450         Wells Capital Management     $0 - 400 million      0.15
GOVERNMENT             $500 million - $999 million         0.400               Incorporated         $400 - 800 million     0.125
INCOME FUND             $1 billion - $2.99 billion         0.350                                        > $800 million      0.10
                        $3 billion - $4.99 billion         0.325
                                   > $4.99 billion         0.300
MONTGOMERY                       $0 - $499 million         0.450         Wells Capital Management     $0 - 400 million      0.15
SHORT DURATION         $500 million - $999 million         0.400               Incorporated         $400 - 800 million     0.125
GOVERNMENT              $1 billion - $2.99 billion         0.350                                        > $800 million      0.10
BOND FUND               $3 billion - $4.99 billion         0.325
                                   > $4.99 billion         0.300
MONTGOMERY                       $0 - $499 million         0.450         Wells Capital Management     $0 - 400 million      0.15
TOTAL RETURN           $500 million - $999 million         0.400               Incorporated         $400 - 800 million     0.125
 BOND FUND              $1 billion - $2.99 billion         0.350                                        > $800 million      0.10
                        $3 billion - $4.99 billion         0.325
                                   > $4.99 billion         0.300

* Prior to August 2, 2004, Fund Management was entitled to be paid a monthly advisory fee at the following annual rates:

                                                         Advisory Fee
Fund                                           (% Of Average Daily Net Assets)

HIGH YIELD BOND FUND                                         0.60

INCOME FUND                                                  0.50

INCOME PLUS FUND                                             0.60

INFLATION-PROTECTED BOND FUND                                0.50

INTERMEDIATE GOVERNMENT INCOME FUND                          0.50

LIMITED TERM GOVERNMENT INCOME FUND                          0.50

MONTGOMERY SHORT DURATION

GOVERNMENT BOND FUND                                         0.50

MONTGOMERY TOTAL RETURN BOND FUND                            0.50

      For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios.

      For each Fund that invests all of its assets in a single Master Portfolio, Funds Management does not currently receive investment advisory fees. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

      Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

      For the period from January 17, 2003 through June 8, 2003, Wells Capital Management served as the investment adviser to each predecessor portfolio of the Montgomery Short Duration Government Bond and Montgomery Total Return Bond Funds (the "Wells Fargo Montgomery Funds") pursuant to an interim investment management agreement. Prior to January 17, 2003, Montgomery Asset Management, LLC ("MAM") served as the investment adviser for each of the predecessor portfolios of the Wells Fargo Montgomery Funds. Under the interim agreement with Wells Capital Management, the contractual investment advisory fees were the same as those under the prior agreement with MAM. The fees were as follows:

FUND                                              Average Daily Net Assets   Annual Rate
MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND        $0 - 500 million          0.50%
                                                         >$500 million          0.40%

MONTGOMERY TOTAL RETURN BOND FUND                     $0 - 500 million          0.30%
                                                         >$500 million          0.25%

WELLS FARGO INCOME FUNDS               NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                                                        Admin Fees*
                                 Average Daily         (% of Average
                                   Net Assets        Daily Net Assets)

FUND LEVEL                     $0 - 4.99 billion           0.05
                               $5 - 9.99 billion           0.04
                                  > 9.99 billion           0.03
CLASS A                                                    0.28
CLASS B                                                    0.28
CLASS C                                                    0.28
INSTITUTIONAL                                              0.20
SELECT                                                     0.10

* Prior to August 2, 2004, Funds Management was entitled to be paid a fund level administration fee of 0.05% of average daily net assets

      Prior to March 1, 2003, the Trust had entered into an Administration Agreement on behalf of the Fund(s) with Funds Management whereby Funds Management was entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

      Prior to June 9, 2003, MAM served as administrator for each predecessor portfolio of the Wells Fargo Montgomery Funds, and was entitled to receive a fee per fund, with the exception of the predecessor Montgomery Total Return Bond Fund, ranging from 0.04% to 0.07%, depending on the fund and the level of assets. For the predecessor Montgomery Total Return Bond Fund, MAM was entitled to receive a fee at the annual rate of 0.25% of the fund's average daily net assets up to $500 million, and 0.19% of the fund's average daily net assets in excess of $500 million.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

      Prior to June 9, 2003, DST Systems, Inc. served as the transfer agent for each predecessor portfolio of the Wells Fargo Montgomery Funds.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                   % of Average Daily Net Assets
ALL FUNDS                                                      0.02

      WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

      Prior to June 9, 2003, J.P. Morgan Chase Bank served as custodian for the predecessor portfolios of the Wells Fargo Montgomery Funds.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

Share Class                                        % of Average Daily Net Assets
CLASS A, CLASS B, CLASS C                                      0.25%
INSTITUTIONAL CLASS*                                           0.00%
SELECT CLASS                                                   0.00%

* The Montgomery Total Return Bond Fund is charged 0.15% of the average daily net assets of its Institutional Class shares for these services.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)               WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

For the six months ended November 30, 2004, shareholder servicing fees paid were as follows:

Fund                                                 Class A   Class B   Class C   Institutional
DIVERSIFIED BOND FUND                                    N/A       N/A       N/A           $0

HIGH YIELD BOND FUND                                 313,269    35,212    32,011          N/A

INCOME FUND                                           25,217    16,460       N/A            0

INCOME PLUS FUND                                      43,756    39,881     8,931          N/A

INFLATION-PROTECTED BOND FUND                         26,918    14,081    15,413            0

INTERMEDIATE GOVERNMENT INCOME FUND                  221,814    54,212    23,347            0

LIMITED TERM GOVERNMENT INCOME FUND                   72,254    29,832       N/A            0

MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND        60,670    12,475    36,753            0

MONTGOMERY TOTAL RETURN BOND FUND                     62,849    10,017     7,620      177,339

STABLE INCOME FUND                                   184,780    40,243    13,685            0

TACTICAL MATURITY BOND FUND                              N/A       N/A       N/A            0

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Stephens Inc. ("Stephens") at an annual rate of 0.75% of average daily net assets.

      Prior to June 9, 2003, Funds Distributor, Inc. served as the distributor to the predecessor portfolios of the Wells Fargo Montgomery Funds, and received distribution fees at an annual rate of 0.25% of average daily net assets of the funds' Class A shares and 0.75% of average daily net assets of the funds' Class B and Class C shares.

      For the six months ended November 30, 2004, distribution fees paid are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended November 30, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense limitation for the Fund(s). Net operating expense limitations during the period were as follows:

                                                    Net Operating Expense Limitations
Fund                                       Class A   Class B   Class C   Institutional    Select
DIVERSIFIED BOND FUND                         N/A       N/A       N/A        0.70%          N/A

HIGH YIELD BOND FUND                         1.15%     1.90%     1.90%        N/A           N/A

INCOME FUND                                  1.00%     1.75%      N/A        0.75%          N/A

INCOME PLUS FUND                             1.00%     1.75%     1.75%        N/A           N/A

INFLATION-PROTECTED BOND FUND*               0.85%     1.60%     1.60%       0.60%          N/A

INTERMEDIATE GOVERNMENT INCOME FUND          0.95%     1.70%     1.70%       0.70%          N/A

LIMITED TERM GOVERNMENT INCOME FUND          0.95%     1.70%      N/A        0.70%          N/A

MONTGOMERY SHORT DURATION
 GOVERNMENT BOND FUND*                       0.85%     1.60%     1.60%       0.60%          N/A

MONTGOMERY TOTAL RETURN BOND FUND            0.90%     1.65%     1.65%       0.70%         0.42%

STABLE INCOME FUND                           0.90%     1.65%     1.65%       0.65%          N/A

TACTICAL MATURITY BOND FUND                   N/A       N/A       N/A        0.60%          N/A

WELLS FARGO INCOME FUNDS               NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

*     Effective 10/1/04. Prior to that date the limitations were as follows:

                                                          Net Operating Expense Limitations
Fund                                       Class A   Class B   Class C   Institutional    Select
INFLATION-PROTECTED BOND FUND                0.90%     1.65%     1.65%       0.65%           N/A

MONTGOMERY SHORT DURATION GOVERNMENT
BOND FUND                                    0.90%     1.65%     1.65%       0.60%           N/A

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended November 30, 2004, were as follows:

Fund                                           Purchases at Cost  Sales Proceeds

DIVERSIFIED BOND FUND*                          $     35,531,131  $   30,295,710

HIGH YIELD BOND FUND                                 116,834,565     113,151,322

INCOME FUND                                          416,547,946     443,334,772

INCOME PLUS FUND                                      47,879,334      52,782,048

INFLATION-PROTECTED BOND FUND                         56,933,643      46,408,624

INTERMEDIATE GOVERNMENT INCOME FUND                  712,386,795     745,331,284

LIMITED TERM GOVERNMENT INCOME FUND                  216,830,221     232,981,953

MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND       502,487,833     536,141,496

MONTGOMERY TOTAL RETURN BOND FUND                  1,321,052,784   1,087,932,467

STABLE INCOME FUND*                                  180,420,783     237,796,793

TACTICAL MATURITY BOND FUND*                           1,513,487         744,895

* These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      The Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six months ended November 30, 2004, there were no borrowings under the agreement.

6. SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

      The Tactical Maturity Bond Fund will be liquidated on December 21, 2004.

REORGANIZATION AND MEETING OF SHAREHOLDERS

      On May 26, 2004, Wells Fargo & Company and Strong Financial Corporation reached an agreement that provided for Wells Fargo to acquire certain assets under management from Strong. Included among those assets under management were the Strong Funds family of mutual funds. This acquisition was consummated on December 31, 2004.

      In September 2004, the Strong Funds' Board of Directors and the WELLS FARGO FUNDS Board of Trustees unanimously approved the reorganization of the Strong Funds into WELLS FARGO FUNDS. In December 2004, the Strong Funds' shareholders approved the reorganization. The reorganization is expected to be consummated during the second quarter of 2005.

      The WELLS FARGO FUNDS Board of Trustees also has approved, and recommended that WELLS FARGO FUNDS shareholders approve the merger of certain WELLS FARGO FUNDS into other WELLS FARGO FUNDS. In January 2005, shareholders of the affected Wells Fargo Funds approved these mergers. The mergers are planned to take place during the second quarter of 2005 concurrently with the reorganization of the Strong Funds into the WELLS FARGO FUNDS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO INCOME FUNDS               NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

7. CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

      As of November 30, 2004, the Trust has authorized an unlimited number of shares of beneficial interest without par value. Transactions in capital shares for each Fund are disclosed below:

                                                                           FOR THE PERIOD ENDED NOVEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------
                                                                                                     NET INCREASE
                                                                  SHARES ISSUED ON                     (DECREASE)
                                                         SHARES       REINVESTMENT        SHARES        IN SHARES
FUND NAME                                                  SOLD   OF DISTRIBUTIONS      REDEEMED      OUTSTANDING
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
-----------------------------------------------------------------------------------------------------------------
Class A .....................................               N/A                N/A           N/A              N/A
Class B .....................................               N/A                N/A           N/A              N/A
Class C .....................................               N/A                N/A           N/A              N/A
Institutional Class .........................           741,546             75,488    (2,043,303)      (1,226,269)
Select Class ................................               N/A                N/A           N/A              N/A

HIGH YIELD BOND FUND
-----------------------------------------------------------------------------------------------------------------
Class A .....................................         2,070,046            428,201    (2,083,439)         414,808
Class B .....................................           279,676             45,802      (250,627)          74,851
Class C .....................................           187,265             40,272      (403,345)        (175,808)
Institutional Class .........................               N/A                N/A           N/A              N/A
Select Class ................................               N/A                N/A           N/A              N/A

INCOME FUND
-----------------------------------------------------------------------------------------------------------------
Class A .....................................           245,650             31,966      (329,716)         (52,100)
Class B .....................................            24,070             16,069      (266,314)        (226,175)
Class C .....................................               N/A                N/A           N/A              N/A
Institutional Class .........................         1,094,562            227,524    (3,708,226)      (2,386,140)
Select Class ................................               N/A                N/A           N/A              N/A

INCOME PLUS FUND
-----------------------------------------------------------------------------------------------------------------
Class A .....................................         1,215,226             57,060      (441,934)         830,352
Class B .....................................            78,922             41,728    (1,251,835)      (1,131,185)
Class C .....................................            51,090             11,041      (175,601)        (113,470)
Institutional Class .........................               N/A                N/A           N/A              N/A
Select Class ................................               N/A                N/A           N/A              N/A

INFLATION-PROTECTED BOND FUND
-----------------------------------------------------------------------------------------------------------------
Class A .....................................           547,405             24,688      (355,952)         216,141
Class B .....................................           133,671              8,513       (89,947)          52,237
Class C .....................................           217,065              9,418      (184,157)          42,326
Institutional Class .........................           757,875             32,202      (290,260)         499,817
Select Class ................................               N/A                N/A           N/A              N/A

INTERMEDIATE GOVERNMENT INCOME FUND
-----------------------------------------------------------------------------------------------------------------
Class A .....................................           998,107            227,498    (5,159,189)      (3,933,584)
Class B .....................................            39,516             43,618      (960,755)        (877,621)
Class C .....................................            22,314             18,647      (511,786)        (470,825)
Institutional Class .........................         6,511,033            179,187    (6,231,323)         458,897
Select Class ................................               N/A                N/A           N/A              N/A

LIMITED TERM GOVERNMENT INCOME FUND
-----------------------------------------------------------------------------------------------------------------
Class A .....................................           313,085             30,323      (725,913)        (382,505)
Class B .....................................            17,003             14,432      (461,155)        (429,720)
Class C .....................................               N/A                N/A           N/A              N/A
Institutional Class .........................           513,763             45,059    (2,410,805)      (1,851,983)
Select Class ................................               N/A                N/A           N/A              N/A

MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND (1)
-----------------------------------------------------------------------------------------------------------------
Class A .....................................         2,102,414             42,327    (2,237,331)         (92,590)
Class B .....................................           125,112              6,582      (111,582)          20,112
Class C .....................................           144,430             19,555      (933,252)        (769,267)
Institutional Class .........................         5,077,302            372,667   (14,365,307)      (8,915,338)
Select Class ................................               N/A                N/A           N/A              N/A

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)               WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

                                                                  FOR THE PERIOD ENDED MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------
                                                                                                     NET INCREASE
                                                                  SHARES ISSUED ON                     (DECREASE)
                                                         SHARES       REINVESTMENT        SHARES        IN SHARES
FUND NAME                                                  SOLD   OF DISTRIBUTIONS      REDEEMED      OUTSTANDING
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
-----------------------------------------------------------------------------------------------------------------
Class A .....................................               N/A                N/A           N/A              N/A
Class B .....................................               N/A                N/A           N/A              N/A
Class C .....................................               N/A                N/A           N/A              N/A
Institutional Class .........................         1,375,109            239,778    (8,144,934)      (6,530,047)
Select Class ................................               N/A                N/A           N/A              N/A

HIGH YIELD BOND FUND
-----------------------------------------------------------------------------------------------------------------
Class A .....................................        13,913,827            855,604    (3,163,600)      11,605,831
Class B .....................................         1,738,299             87,911      (344,165)       1,482,045
Class C .....................................         1,627,723             83,797      (392,341)       1,319,179
Institutional Class .........................               N/A                N/A           N/A              N/A
Select Class ................................               N/A                N/A           N/A              N/A

INCOME FUND
-----------------------------------------------------------------------------------------------------------------
Class A .....................................         1,237,356             85,171    (3,386,805)      (2,064,278)
Class B .....................................           160,211             51,970      (668,202)        (456,021)
Class C .....................................               N/A                N/A           N/A              N/A
Institutional Class .........................        11,015,080            408,267   (17,324,722)      (5,901,375)
Select Class ................................               N/A                N/A           N/A              N/A

INCOME PLUS FUND
-----------------------------------------------------------------------------------------------------------------
Class A .....................................         1,542,815             83,520      (801,460)         824,875
Class B .....................................           424,107            123,513    (1,198,761)        (651,141)
Class C .....................................           237,333             28,954      (500,290)        (234,003)
Institutional Class .........................               N/A                N/A           N/A              N/A
Select Class ................................               N/A                N/A           N/A              N/A

INFLATION-PROTECTED BOND FUND
-----------------------------------------------------------------------------------------------------------------
Class A .....................................         2,096,804             25,380      (628,805)       1,493,379
Class B .....................................           696,736             11,530      (144,119)         564,147
Class C .....................................         1,012,703             13,188      (287,500)         738,391
Institutional Class .........................         2,300,337             35,746      (376,585)       1,959,498
Select Class ................................               N/A                N/A           N/A              N/A

INTERMEDIATE GOVERNMENT INCOME FUND
-----------------------------------------------------------------------------------------------------------------
Class A .....................................         5,194,648            565,427    (4,896,494)         863,581
Class B .....................................           343,535            161,793    (3,062,719)      (2,557,391)
Class C .....................................           497,968             73,087    (1,525,484)        (954,429)
Institutional Class .........................         8,855,931            390,526   (13,279,647)      (4,033,190)
Select Class ................................               N/A                N/A           N/A              N/A

LIMITED TERM GOVERNMENT INCOME FUND
-----------------------------------------------------------------------------------------------------------------
Class A .....................................         3,189,838             74,453    (4,420,842)      (1,156,551)
Class B .....................................           365,951             38,928    (1,905,059)      (1,500,180)
Class C .....................................               N/A                N/A           N/A              N/A
Institutional Class .........................         4,237,445            113,792    (6,128,462)      (1,777,225)
Select Class ................................               N/A                N/A           N/A              N/A

MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND (1)
-----------------------------------------------------------------------------------------------------------------
Class A .....................................         4,386,067             79,824    (5,220,872)        (754,981)
Class B .....................................           655,424              9,616      (246,234)         418,806
Class C .....................................         1,682,052             38,174    (1,513,332)         206,894
Institutional Class .........................        16,987,415            894,825   (25,505,412)      (7,623,172)
Select Class ................................               N/A                N/A           N/A              N/A

WELLS FARGO INCOME FUNDS               NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

7. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------

                                                                           FOR THE PERIOD ENDED NOVEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------
                                                                                                     NET INCREASE
                                                                  SHARES ISSUED ON                     (DECREASE)
                                                         SHARES       REINVESTMENT        SHARES        IN SHARES
FUND NAME                                                  SOLD   OF DISTRIBUTIONS      REDEEMED      OUTSTANDING
-----------------------------------------------------------------------------------------------------------------
MONTGOMERY TOTAL RETURN BOND FUND (1)
-----------------------------------------------------------------------------------------------------------------
Class A .....................................         3,513,415             40,372    (4,164,297)        (610,510)
Class B .....................................            56,734              5,657       (81,058)         (18,667)
Class C .....................................            56,819              4,774       (87,863)         (26,270)
Institutional Class .........................        37,190,554            228,403   (25,684,357)      11,734,600
Select Class ................................         6,725,847             83,978    (1,731,203)       5,078,622

STABLE INCOME FUND
-----------------------------------------------------------------------------------------------------------------
Class A .....................................         3,387,299             67,949    (6,432,110)      (2,976,862)
Class B .....................................           148,625              5,171      (909,899)        (756,103)
Class C .....................................           124,695              1,804      (404,535)        (278,036)
Institutional Class .........................        12,818,622            204,292   (20,222,865)      (7,199,951)
Select Class ................................               N/A                N/A           N/A              N/A

TACTICAL MATURITY BOND FUND
-----------------------------------------------------------------------------------------------------------------
Class A .....................................               N/A                N/A           N/A              N/A
Class B .....................................               N/A                N/A           N/A              N/A
Class C .....................................               N/A                N/A           N/A              N/A
Institutional Class .........................           376,860             13,814    (1,962,066)      (1,571,392)
Select Class ................................               N/A                N/A           N/A              N/A

(1) For the Wells Fargo Montgomery Funds, Prior period information presented is from June 9, 2003 TO May 31, 2004.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)               WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

                                                                    FOR THE PERIOD ENDED MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------
                                                                                                     NET INCREASE
                                                                  SHARES ISSUED ON                     (DECREASE)
                                                         SHARES       REINVESTMENT        SHARES        IN SHARES
FUND NAME                                                  SOLD   OF DISTRIBUTIONS      REDEEMED      OUTSTANDING
-----------------------------------------------------------------------------------------------------------------
MONTGOMERY TOTAL RETURN BOND FUND (1)
-----------------------------------------------------------------------------------------------------------------
Class A .....................................         3,924,569             82,626      (510,147)       3,497,048
Class B .....................................           450,978             13,281      (115,144)         349,115
Class C .....................................           413,245             13,893      (265,292)         161,846
Institutional Class .........................        18,408,985            428,995    (9,398,898)       9,439,082
Select Class ................................           772,636            173,141      (817,263)         128,514

STABLE INCOME FUND
-----------------------------------------------------------------------------------------------------------------
Class A .....................................        13,003,668            222,302   (13,896,308)        (670,338)
Class B .....................................           915,441             28,795    (2,105,770)      (1,161,534)
Class C .....................................         1,686,865              5,725      (505,810)       1,186,780
Institutional Class .........................        61,954,738            573,919   (54,432,515)       8,096,142
Select Class ................................               N/A                N/A           N/A              N/A

TACTICAL MATURITY BOND FUND
-----------------------------------------------------------------------------------------------------------------
Class A .....................................               N/A                N/A           N/A              N/A
Class B .....................................               N/A                N/A           N/A              N/A
Class C .....................................               N/A                N/A           N/A              N/A
Institutional Class .........................         1,070,523             18,862      (339,283)         750,102
Select Class ................................               N/A                N/A           N/A              N/A

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
ASSET-BACKED SECURITIES - 5.50%
$ 2,649,743    BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8            6.73%      06/10/2023    $   2,702,329
  1,630,000    BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1995-B CLASS A4+/-           2.26       12/01/2025        1,629,173
  1,479,683    BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1997-A CLASS A2+/-           2.11       12/01/2021        1,475,984
    325,000    CHASE CREDIT CARD MASTER TRUST SERIES 2003-4 CLASS B+/-                     2.75       01/15/2016          332,255
  5,000,000    CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5+/-                      6.60       02/25/2032        5,217,811
    640,046    CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7                 6.63       09/15/2016          655,612
  3,143,582    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD3 CLASS
               A1+++/-                                                                     2.62       02/25/2034        3,147,021
    173,725    GE CAPITAL MORTGAGE SERVICES INCORPORATED SERIES 1997-HE2 CLASS A7          7.12       06/25/2027          173,471
  2,650,548    GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8                     6.86       07/15/2029        2,795,648
  1,214,138    GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-A CLASS M1                    6.92       08/15/2026        1,232,313
  2,500,000    GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-C CLASS M2                    8.36       07/15/2030        2,630,995
    537,561    LONG BEACH MORTGAGE LOAN TRUST SERIES 2002-1 CLASS 2A4+/-                   6.46       05/25/2032          539,223
  2,145,000    MELLON BANK PREMIUM FINANCE LOAN MASTER SERIES 2004-1 CLASS A+/-            1.72       06/15/2009        2,145,000
    286,210    PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-1A CLASS
               A2FL+++/-                                                                   3.46       06/18/2012          286,163
  5,518,000    RENTAL CAR FINANCE CORPORATION SERIES 1997-1 CLASS B3++                     6.70       09/25/2007        5,554,312
  4,500,000    RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2002-HI3
               CLASS A6                                                                    5.98       08/25/2019        4,607,125
     34,573    SAXON ASSET SECURITIES TRUST SERIES 1999-2 CLASS AF6                        6.42       03/25/2014           34,522
    166,390    VAN KAMPEN CLO I LIMITED+++/-                                               2.35       10/08/2007          166,390
  2,263,945    WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
               CLASS-A+/-                                                                  2.40       06/25/2034        2,262,989

TOTAL ASSET-BACKED SECURITIES (COST $37,201,771)                                                                       37,588,336
                                                                                                                    -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.13%
  3,148,642    COUNTRYWIDE HOME LOANS++                                                    6.50       11/25/2034        3,312,469
  1,438,643    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION 2003-17 CLASS 4A1           5.50       06/25/2033        1,432,832
  4,509,636    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION 2004-AR5 CLASS
               10A1+/-                                                                     5.03       05/01/2034        4,579,854
  8,500,000    FANNIE MAE WHOLE LOAN SERIES 2002-W4 CLASS A4                               6.25       05/25/2042        8,798,618
  6,409,699    FANNIE MAE WHOLE LOAN SERIES 2004-W11 CLASS 1A3                             7.00       05/25/2044        6,783,894
  3,539,531    FANNIE MAE WHOLE LOAN SERIES 2004-W8 CLASS 3A                               7.50       06/25/2044        3,796,324
    181,306    LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                               9.95       08/01/2017          192,598
  2,635,764    MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-C1
               CLASS A3                                                                    7.12       06/18/2029        2,776,761
  2,906,711    NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A4                     6.65       11/10/2030        2,978,341
    818,925    NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                      7.56       11/10/2030          872,130
  5,860,747    NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+++/-            6.50       10/25/2034        6,111,800
  1,231,774    RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1 CLASS
               A1+++/-                                                                     2.68       11/25/2034        1,235,791
  5,412,914    SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                                2.54       10/20/2027        5,422,934
    419,588    WASHINGTON MUTUAL SERIES 2002-AR4 A8+/-                                     5.49       04/26/2032          420,548

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $48,614,982)                                                           48,714,894
                                                                                                                    -------------

CORPORATE BONDS & NOTES - 28.39%

AMUSEMENT & RECREATION SERVICES - 0.22%
  1,480,000    PEARSON DOLLAR FINANCIAL PLC++                                              5.70       06/01/2014        1,532,987
                                                                                                                    -------------

BUSINESS SERVICES - 1.16%
  1,770,000    CENDANT CORPORATION                                                         7.38       01/15/2013        2,024,650
  1,650,000    FISERV INCORPORATED                                                         4.00       04/15/2008        1,651,645
  1,750,000    NCR CORPORATION++                                                           7.13       06/15/2009        1,917,687
  2,120,000    THOMPSON CORPORATION                                                        6.20       01/05/2012        2,302,152

                                                                                                                        7,896,134
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
CHEMICALS & ALLIED PRODUCTS - 2.02%
$ 2,000,000    BRISTOL MYERS SQUIBB                                                        5.75%      10/01/2011    $   2,119,692
  1,450,000    DIAL CORPORATION                                                            7.00       08/15/2006        1,535,767
  2,100,000    EASTMAN CHEMICAL COMPANY                                                    7.00       04/15/2012        2,366,081
  1,150,000    HOSPIRA INCORPORATED                                                        5.90       06/15/2014        1,188,918
  1,900,000    OLIN CORPORATION                                                            9.13       12/15/2011        2,333,675
  2,450,000    RPM INTERNATIONAL INCORPORATED                                              7.00       06/15/2005        2,470,034
  1,600,000    WYETH                                                                       6.95       03/15/2011        1,784,013

                                                                                                                       13,798,180
                                                                                                                    -------------

COMMUNICATIONS - 0.82%
  1,425,000    COX COMMUNICATIONS INCORPORATED                                             7.88       08/15/2009        1,598,994
  1,495,000    QWEST CORPORATION                                                           5.63       11/15/2008        1,506,212
  2,250,000    TIME WARNER INCORPORATED                                                    6.88       05/01/2012        2,526,674

                                                                                                                        5,631,880
                                                                                                                    -------------

CONSUMER SERVICES - 0.32%
  1,955,000    NIELSEN MEDIA                                                               7.60       06/15/2009        2,167,207
                                                                                                                    -------------

DEPOSITORY INSTITUTIONS - 5.41%
  3,300,000    ASSOCIATED BANCORP                                                          6.75       08/15/2011        3,670,260
  3,000,000    BANK ONE CAPITAL IV+/-                                                      3.29       09/01/2030        3,028,407
  5,000,000    BANKAMERICA CAPITAL III+/-                                                  2.64       01/15/2027        4,824,040
  2,000,000    CHASE CAPITAL VI+/-                                                         2.79       08/01/2028        1,893,338
  3,000,000    CITY NATIONAL BANK                                                          6.75       09/01/2011        3,343,308
  1,750,000    COLONIAL BANK                                                               9.38       06/01/2011        2,063,842
    750,000    CORESTATES CAPITAL TRUST II+++/-                                            2.72       01/15/2027          729,599
  3,200,000    DEPOSIT GUARANTY CORPORATION                                                7.25       05/01/2006        3,383,891
  3,000,000    FIRSTAR BANK NA                                                             7.13       12/01/2009        3,398,727
  2,000,000    MANUFACTURERS & TRADERS TRUST COMPANY                                       8.00       10/01/2010        2,360,912
  2,250,000    NATIONAL CAPITAL COMMERCE INCORPORATED+/-                                   2.99       04/01/2027        2,211,050
  2,150,000    TCF FINANCIAL BANK                                                          5.00       06/15/2014        2,167,989
  1,425,000    US BANK NATIONAL ASSOCIATION SERIES BKNT                                    6.38       08/01/2011        1,574,617
  2,000,000    WACHOVIA BANK NA CHARLOTTE SERIES BKNT                                      7.80       08/18/2010        2,325,082

                                                                                                                       36,975,062
                                                                                                                    -------------

EDUCATIONAL SERVICES - 0.60%
  3,750,000    STANFORD UNIVERSITY SERIES MTNA                                             6.16       04/30/2011        4,130,265
                                                                                                                    -------------

ELECTRIC, GAS & SANITARY SERVICES - 0.90%
  2,000,000    DUKE ENERGY FIELD SERVICES LLC                                              7.88       08/16/2010        2,325,950
  2,000,000    EL PASO ELECTRIC COMPANY SERIES D                                           8.90       02/01/2006        2,125,960
  1,134,146    NIAGARA MOHAWK POWER CORPORATION SERIES F                                   7.63       10/01/2005        1,176,389
    500,000    PEOPLES ENERGY CORPORATION                                                  6.90       01/15/2011          553,462

                                                                                                                        6,181,761
                                                                                                                    -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.60%
  1,400,000    SOLECTRON CORPORATION SERIES B                                              7.38       03/01/2006        1,445,500
  2,500,000    THOMAS & BETTS CORPORATION SERIES MTN                                       6.63       05/07/2008        2,644,295

                                                                                                                        4,089,795
                                                                                                                    -------------

FINANCIAL SERVICES - 0.24%
  1,500,000    CITIGROUP INCORPORATED<<                                                    6.50       01/18/2011        1,664,555
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE     VALUE
FOOD & KINDRED PRODUCTS - 1.24%
$ 2,000,000    CONAGRA FOODS INCORPORATED                                                  7.88%      09/15/2010    $   2,340,546
  1,500,000    GENERAL MILLS INCORPORATED                                                  6.00       02/15/2012        1,607,328
  2,500,000    KELLOGG COMPANY                                                             6.60       04/01/2011        2,785,645
  1,600,000    KRAFT FOODS INCORPORATED                                                    6.25       06/01/2012        1,737,195

                                                                                                                        8,470,714
                                                                                                                    -------------

FORESTRY - 0.36%
  2,195,000    WEYERHAEUSER COMPANY                                                        6.75       03/15/2012        2,461,892
                                                                                                                    -------------

HEALTH SERVICES - 0.60%
  2,800,000    AMERICAN ASSOCIATION OF RETIRED PERSONS++                                   7.50       05/01/2031        3,286,178
    850,000    HEALTHSOUTH CORPORATION                                                     7.63       06/01/2012          836,188

                                                                                                                        4,122,366
                                                                                                                    -------------

HOLDING & OTHER INVESTMENT OFFICES - 0.84%
  1,920,000    BASELL AMERICA FINANCE++                                                    7.60       03/15/2007        1,918,558
  1,750,000    NATIONAL CITY BANK OF COLUMBUS SERIES 4                                     7.25       07/15/2010        2,020,741
    250,000    NATIONAL CITY BANK OF KENTUCKY SERIES BANK NOTE                             6.30       02/15/2011          274,755
  1,395,000    PRINCIPAL LIFE GLOBAL FUNDING I++                                           6.25       02/15/2012        1,510,637

                                                                                                                        5,724,691
                                                                                                                    -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.17%
  1,125,000    STEELCASE INCORPORATED                                                      6.38       11/15/2006        1,163,577
                                                                                                                    -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.17%
    170,000    MARRIOTT INTERNATIONAL INCORPORATED SERIES B                                6.88       11/15/2005          175,796
  1,000,000    MGM MIRAGE                                                                  6.95       02/01/2005        1,005,000

                                                                                                                        1,180,796
                                                                                                                    -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.09%
    600,000    APPLIED MATERIALS INCORPORATED SERIES MTNA                                  6.70       09/06/2005          616,319
                                                                                                                    -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.63%
  2,000,000    ALLSTATE FINANCIAL GLOBAL FUNDING++                                         6.50       06/14/2011        2,195,154
  2,000,000    NLV FINANCIAL CORPORATION++                                                 7.50       08/15/2033        2,093,576

                                                                                                                        4,288,730
                                                                                                                    -------------

INSURANCE CARRIERS - 4.82%
  1,500,000    AMERUS GROUP COMPANY                                                        6.95       06/15/2005        1,525,736
  2,000,000    BLUE CROSS & BLUE SHIELD OF FLORIDA++                                       8.25       11/15/2011        2,294,134
  2,800,000    JOHN HANCOCK GLOBAL FUNDING II++                                            7.90       07/02/2010        3,263,165
    750,000    LINCOLN NATIONAL CORPORATION                                                6.20       12/15/2011          806,952
  2,200,000    MARKEL CORPORATION                                                          7.20       08/15/2007        2,317,652
  2,450,000    MINNESOTA LIFE INSURANCE COMPANY++                                          8.25       09/15/2025        3,011,486
  2,900,000    NEW YORK LIFE GLOBAL FUNDING++                                              5.38       09/15/2013        2,975,968
  1,650,000    PROTECTIVE LIFE US FUNDING TRUST++                                          5.88       08/15/2006        1,719,358
  1,500,000    PROVIDENT COMPANIES INCORPORATED                                            6.38       07/15/2005        1,515,075
  2,450,000    PRUDENTIAL INSURANCE COMPANY OF AMERICA++                                   7.65       07/01/2007        2,662,596
  2,100,000    REINSURANCE GROUP OF AMERICA++                                              7.25       04/01/2006        2,179,552
  2,000,000    RELIASTAR FINANCIAL CORPORATION                                             8.00       10/30/2006        2,172,380
  1,385,000    SAFECO CORPORATION<<                                                        4.88       02/01/2010        1,404,643
  3,000,000    UNITRIN INCORPORATED                                                        5.75       07/01/2007        3,083,304
  2,050,000    WR BERKLEY CORPORATION                                                      5.13       09/30/2010        2,050,939

                                                                                                                       32,982,940
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 0.03%
$   176,000    BAUSCH & LOMB INCORPORATED                                                  6.75%      12/15/2004    $     176,000
                                                                                                                    -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.69%
  2,500,000    GENERAL ELECTRIC COMPANY                                                    5.00       02/01/2013        2,537,928
  2,000,000    HONEYWELL INTERNATIONAL INCORPORATED                                        6.13       11/01/2011        2,186,524

                                                                                                                        4,724,452
                                                                                                                    -------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.34%
  2,000,000    GOODRICH CORPORATION                                                        7.63       12/15/2012        2,343,798
                                                                                                                    -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.04%
  1,925,000    ATHENA NEUROSCIENCES FINANCE LLC                                            7.25       02/21/2008        2,009,219
  2,500,000    FORD MOTOR CREDIT COMPANY<<                                                 7.38       10/28/2009        2,683,955
  1,600,000    GENERAL MOTORS ACCEPTANCE CORPORATION                                       7.75       01/19/2010        1,714,458
    685,000    GENERAL MOTORS ACCEPTANCE CORPORATION SERIES MTN<<+/-                       3.33       10/20/2005          687,680

                                                                                                                        7,095,312
                                                                                                                    -------------

OIL & GAS EXTRACTION - 0.28%
  1,750,000    MARATHON OIL CORPORATION CONSOLIDATED                                       6.85       03/01/2008        1,900,484
                                                                                                                    -------------

PAPER & ALLIED PRODUCTS - 0.70%
  1,750,000    INTERNATIONAL PAPER COMPANY                                                 6.75       09/01/2011        1,948,704
  2,550,000    MEADWESTVACO CORPORATION<<                                                  6.85       04/01/2012        2,859,822

                                                                                                                        4,808,526
                                                                                                                    -------------

PERSONAL SERVICES - 0.19%
  1,200,000    CINTAS CORPORATION NO 2                                                     6.00       06/01/2012        1,300,690
                                                                                                                    -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.23%
  1,520,000    EL PASO CGP COMPANY<<                                                       6.50       05/15/2006        1,550,400
                                                                                                                    -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.56%
  1,710,000    AMERICAN GREETINGS CORPORATION                                              6.10       08/01/2028        1,833,975
  1,750,000    VIACOM INCORPORATED                                                         7.70       07/30/2010        2,026,656

                                                                                                                        3,860,631
                                                                                                                    -------------

REAL ESTATE - 0.41%
  1,300,000    HOUSING URBAN DEVELOPMENT SERIES 04-A                                       5.08       08/01/2013        1,378,000
  1,250,000    SHURGARD STORAGE CENTERS                                                    7.75       02/22/2011        1,412,979

                                                                                                                        2,790,979
                                                                                                                    -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.79%
  2,600,000    GOLDMAN SACHS GROUP INCORPORATED+/-                                         2.43       07/23/2009        2,603,546
  2,500,000    MORGAN STANLEY                                                              6.75       04/15/2011        2,787,425

                                                                                                                        5,390,971
                                                                                                                    -------------

TELECOMMUNICATIONS - 0.35%
  2,310,000    SPRINT CAPITAL CORPORATION                                                  6.00       01/15/2007        2,418,639
                                                                                                                    -------------

TRANSPORTATION BY AIR - 1.04%
  1,014,173    CONTINENTAL AIRLINES INCORPORATED SERIES 01-1                               7.03       06/15/2011          811,592
  1,618,775    CONTINENTAL AIRLINES INCORPORATED SERIES 972A                               7.15       06/30/2007        1,471,224
    863,908    CONTINENTAL AIRLINES INCORPORATED SERIES 974C                               6.80       07/02/2007          776,948
    584,388    DELTA AIR LINES INCORPORATED                                                7.78       01/02/2012          316,144
  2,608,194    FEDEX CORPORATION SERIES 97-B                                               7.52       01/15/2018        2,877,562

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
TRANSPORTATION BY AIR (CONTINUED)
$   850,000    NORTHWEST AIRLINES INCORPORATED SERIES 991A<<                               6.81%      02/01/2020    $     780,631
  1,000,000    UNITED AIR LINES INCORPORATED SERIES 01-1^^                                 6.83       09/01/2008           52,500

                                                                                                                        7,086,601
                                                                                                                    -------------

TRANSPORTATION EQUIPMENT - 0.53%
  1,750,000    DAIMLERCHRYSLER NA HOLDING CORPORATION<<                                    7.75       01/18/2011        2,003,927
  1,500,000    NAVISTAR INTERNATIONAL CORPORATION SERIES B                                 9.38       06/01/2006        1,608,750

                                                                                                                        3,612,677
                                                                                                                    -------------

TOTAL CORPORATE BONDS & NOTES (COST $188,312,507)                                                                     194,140,011
                                                                                                                    -------------

MUNICIPAL BONDS & NOTES - 3.41%
  2,300,000    BRIDGEPORT COUNTY GO TAXABLE PENSION BONDS FGIC INSURED                     7.33       01/15/2007        2,473,374
  3,035,000    CITY OF MINNEAPOLIS MN SERIES A                                             6.00       02/01/2026        3,087,839
  3,805,000    HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING REVENUE           7.40       12/01/2025        4,629,468
  3,850,000    INDIANA BOND BANK REVENUE                                                   4.73       01/15/2014        3,779,622
    890,000    LA CROSSE WI SERIES B                                                       5.00       12/01/2009          911,894
    940,000    LA CROSSE WI SERIES B                                                       5.20       12/01/2010          963,133
  2,210,000    LOYOLA UNIVERSITY ILLINOIS                                                  4.80       07/01/2013        2,128,628
  2,000,000    MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION SERIES 15         6.05       01/01/2012        2,159,780
  1,015,000    STATE OF ILLINOIS                                                           4.95       06/01/2023          969,985
  1,000,000    STATE OF TEXAS                                                              7.15       12/01/2009        1,122,480
  1,000,000    STRATFORD CT                                                                6.28       02/15/2009        1,082,680

                                                                                                                       23,308,883
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $22,161,228)                                                                       23,308,883
                                                                                                                    -------------

US GOVERNMENT AGENCY SECURITIES - 43.44%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.97%
     43,267    FHLMC #410425+/-                                                            3.54       09/01/2026           44,628
     47,193    FHLMC #410464+/-                                                            3.36       11/01/2026           48,829
    273,189    FHLMC #606279+/-                                                            2.83       02/01/2015          273,266
     91,279    FHLMC #846367+/-                                                            3.64       04/01/2029           94,943
  1,917,347    FHLMC #90248                                                                6.00       06/01/2017        2,010,475
    330,620    FHLMC #A15838<<                                                             5.50       12/01/2033          335,140
  4,115,397    FHLMC #A16678                                                               5.50       12/01/2033        4,171,659
  1,888,252    FHLMC #E90573<<                                                             6.00       07/01/2017        1,979,966
  5,520,483    FHLMC SERIES 1675 CLASS KZ                                                  6.50       02/15/2024        5,769,124
  5,930,000    FHLMC SERIES 2358 CLASS PD<<                                                6.00       09/15/2016        6,199,099
 12,500,000    FHLMC SERIES 2363 CLASS PF                                                  6.00       09/15/2016       13,049,059
 16,300,000    FHLMC SERIES 2416 CLASS PE<<                                                6.00       10/15/2021       16,972,124
    249,134    FHLMC SERIES 2416 CLASS PF                                                  6.00       08/15/2018          248,942
  2,000,000    FHLMC SERIES 2439 CLASS LG<<                                                6.00       09/15/2030        2,048,668
    208,776    FHLMC SERIES 37 CLASS H                                                     6.00       01/17/2021          208,545
  4,192,422    FHLMC SERIES T-20 CLASS A6+/-                                               7.49       09/25/2029        4,329,381
 17,638,989    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A4Z              6.50       02/25/2042       18,416,215
  5,210,180    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A               7.50       09/25/2043        5,594,430

                                                                                                                       81,794,493
                                                                                                                    -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 26.37%
     32,856    FNMA #342042+/-                                                             3.42       06/01/2025           33,900
     54,903    FNMA #344689+/-                                                             3.51       11/01/2025           56,670
     63,896    FNMA #344692+/-                                                             3.56       10/01/2025           65,426

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$    53,492    FNMA #347712+/-                                                             3.50%      06/01/2026    $      55,969
  2,409,478    FNMA #375462<<                                                              6.61       11/01/2007        2,558,174
  4,591,506    FNMA #380581<<                                                              6.18       08/01/2008        4,873,637
  3,854,942    FNMA #383017                                                                6.49       01/01/2008        4,082,293
  3,319,913    FNMA #386890                                                                3.99       04/01/2011        3,233,284
  6,661,697    FNMA #555326<<                                                              5.50       04/01/2033        6,745,341
    813,386    FNMA #557072+/-                                                             3.00       06/01/2040          822,350
  1,917,866    FNMA #656566<<                                                              5.50       04/01/2018        1,980,197
  3,945,746    FNMA #678939                                                                5.50       02/01/2018        4,073,983
 11,310,896    FNMA #725232<<                                                              5.00       03/01/2034       11,188,522
  4,281,426    FNMA #726779<<+/-                                                           4.51       05/01/2033        4,344,618
  4,796,083    FNMA #731996<<+/-                                                           4.09       09/01/2033        4,846,604
  1,329,526    FNMA #73272<<                                                               6.48       12/01/2005        1,351,667
  4,576,955    FNMA #739757<<+/-                                                           4.08       08/01/2033        4,641,868
  8,905,859    FNMA #741305<<                                                              5.00       09/01/2018        9,033,880
  5,922,735    FNMA #741458<<+/-                                                           4.53       10/01/2033        5,977,392
  6,162,256    FNMA #763644<<                                                              5.50       01/01/2034        6,239,629
  8,653,201    FNMA #765178<<                                                              5.00       01/01/2019        8,777,591
  2,276,286    FNMA #765769<<                                                              5.00       02/01/2019        2,309,008
  9,686,274    FNMA #789463<<+/-                                                           4.44       06/01/2034        9,753,145
  7,500,000    FNMA #801908                                                                5.00       11/01/2019        7,607,813
  1,095,161    FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                                  7.00       12/25/2041        1,159,501
  6,246,985    FNMA GRANTOR TRUST SERIES 2004-T2                                           6.00       11/25/2034        6,459,170
  4,653,487    FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                                  6.00       02/25/2044        4,813,679
     36,329    FNMA SERIES 1988-5 CLASS Z                                                  9.20       03/25/2018           38,859
  1,839,207    FNMA SERIES 1998-M6 CLASS A2                                                6.32       08/15/2008        1,957,318
  5,000,000    FNMA SERIES 2001-M1 CLASS B<<                                               6.12       05/25/2013        5,359,801
  3,053,908    FNMA SERIES 2002-90 CLASS A2                                                6.50       11/25/2042        3,188,472
  4,874,149    FNMA SERIES 2003-86 CLASS PT<<                                              4.50       09/25/2018        4,867,024
 17,057,050    FNMA SERIES 2003-92 CLASS HP<<                                              4.50       09/25/2018       17,034,920
  5,892,279    FNMA SERIES 2003-97 CLASS CA<<                                              5.00       10/25/2018        5,977,239
  2,552,073    FNMA Series 2003-W4 3A                                                      7.00       10/25/2042        2,702,007
 14,500,000    FNMA TBA%%                                                                  4.50       11/15/2019       14,400,313
  7,500,000    FNMA WHOLE LOAN SERIES 2003-W2 CLASS 2A7                                    5.50       07/25/2042        7,655,766

                                                                                                                      180,267,030
                                                                                                                    -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.76%
    232,248    GNMA #473917<<                                                              7.00       04/15/2028          247,065
    360,003    GNMA #531435                                                                7.00       12/15/2004          364,386
    329,433    GNMA #531436                                                                7.00       06/15/2042          373,623
      6,866    GNMA #531965                                                                7.72       12/15/2041            7,789
    238,943    GNMA #533858                                                                7.35       06/15/2042          267,704
  1,068,611    GNMA #780626<<                                                              7.00       08/15/2027        1,136,783
 26,500,000    GNMA SERIES 2003-38 CLASS JC+/-                                             7.04       08/16/2042       30,154,217

                                                                                                                       32,551,567
                                                                                                                    -------------
STUDENT LOAN MARKETING ASSOCIATION - 0.34%
  2,300,000    SLMA SERIES 1999-3 CLASS CTFS+/-                                            2.06       01/26/2015        2,322,283
                                                                                                                    -------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $295,034,115)                                                             296,935,373
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                            VALUE
PRIVATE INVESTMENT PARTNERSHIPS - 0.21%

  2,500,000    TOLL ROAD INVESTMENT PARTNERSHIP II LP++                                                             $   1,450,777
                                                                                                                    -------------

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,300,758)                                                                 1,450,777
                                                                                                                    -------------

PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
US TREASURY SECURITIES - 11.02%
US TREASURY BONDS - 10.60%
$ 4,500,000    US TREASURY BOND<<                                                          7.25%      05/15/2016        5,567,166
 14,250,000    US TREASURY BOND<<                                                          7.25       08/15/2022       18,030,140
 23,150,000    US TREASURY BOND<<                                                          6.25       08/15/2023       26,562,819
  4,310,000    US TREASURY BOND<<                                                          6.75       08/15/2026        5,260,221
  1,730,000    US TREASURY BOND<<                                                          6.13       08/15/2029        1,980,715
  6,250,000    US TREASURY BOND<<                                                          5.38       02/15/2031        6,578,125
  2,325,000    US TREASURY BOND - INFLATION PROTECTED<<&                                   3.38       04/15/2032        3,156,219
  8,500,000    US TREASURY STRIP PRINCIPAL<<^                                              3.60       02/15/2015        5,333,104

                                                                                                                       72,468,509
                                                                                                                    -------------

US TREASURY NOTES - 0.42%
  1,600,000    US TREASURY NOTE<<                                                          3.38       09/15/2009        1,578,312
  1,225,000    US TREASURY NOTE<<                                                          4.75       05/15/2014        1,262,707
                                                                                                                        2,841,019
                                                                                                                    -------------

TOTAL US TREASURY SECURITIES (COST $72,995,505)                                                                        75,309,528
                                                                                                                    -------------
COLLATERAL FOR SECURITIES LENDING - 29.54%
               COLLATERAL FOR SECURITY LENDING                                                                        201,939,845

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $201,939,845)                                                           201,939,845
                                                                                                                    -------------

SHARES

SHORT-TERM INVESTMENTS - 2.70%
 18,450,097    WELLS FARGO MONEY MARKET TRUST~>>                                                                       18,450,097
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $18,450,097)                                                                        18,450,097
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $886,010,808)*                        131.34%                                                                 $ 897,837,744

 OTHER ASSETS AND LIABILITIES, NET          (31.34)                                                                  (214,225,013)
                                            ------                                                                  -------------

 TOTAL NET ASSETS                           100.00%                                                                 $ 683,612,731
                                            ======                                                                  =============

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $14,420,703. (SEE NOTE 2)

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $18,450,097.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATMENTS.

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
ASSET-BACKED SECURITIES - 16.36%
$ 4,750,000    AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST SERIES 2000-3 B+/-             2.22%      11/15/2007    $   4,751,604
    548,730    AMERIQUEST MORTGAGE SECURITIES INCORPORATED SERIES 2000-2 CLASS
               M1+/-                                                                       2.52       07/15/2030          550,156
    134,850    ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES 2001-HE2
               CLASS A1+/-                                                                 2.13       06/15/2031          133,589
  2,000,000    BANK ONE ISSUANCE TRUST SERIES 2002-C2+/-                                   2.86       05/15/2008        2,010,164
  2,292,028    BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8            6.73       06/10/2023        2,337,514
  8,370,000    BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1995-A CLASS A3+/-           2.44       06/01/2025        8,367,269
  6,000,000    CHASE CREDIT CARD MASTER TRUST SERIES 2000-3 CLASS B+/-                     2.22       01/15/2008        6,009,590
    516,101    CHASE FUNDING LOAN ACQUISITION TRUST SERIES 2001-FF1A2+/-                   2.42       04/25/2031          516,633
     39,844    CHESAPEAKE FUNDING LLC SERIES 2002-1 CLASS A1+/-                            2.04       06/07/2007           39,843
    400,000    CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2001-B2 CLASS B2+/-              2.33       12/10/2008          402,416
  1,372,455    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS A1+/-           2.58       03/25/2033        1,374,579
    890,563    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD1 CLASS
               A1+++/-                                                                     2.87       12/25/2032          895,851
  1,580,948    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS
               A1+++/-                                                                     2.68       09/25/2032        1,588,007
  1,603,658    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD3 CLASS
               A1+++/-                                                                     2.60       01/25/2033        1,606,774
  4,538,981    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS
               A1+++/-                                                                     2.55       11/25/2033        4,541,818
    444,125    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2000-B CLASS A2+/-                2.10       08/15/2026          442,993
  2,435,126    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2001-A CLASS A+/-                 2.11       04/15/2027        2,434,079
  2,340,756    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-D CLASS A+/-                 2.11       08/15/2028        2,331,502
  2,013,342    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G+/-                         2.24       12/15/2028        2,016,510
  6,470,000    EDUCATION FUNDING CAPITAL TRUST I SERIES A1-1+/-                            2.18       06/01/2042        6,470,000
    754,507    EQCC HOME EQUITY LOAN TRUST SERIES 1998-4 CLASS A1F+/-                      2.31       01/15/2029          756,673
  1,403,721    FHABS 2004 HE-1+/-                                                          2.39       01/25/2024        1,401,308
  4,700,000    FHABS SERIES 2004-HE3 CLASS A+/-                                            2.42       10/25/2034        4,700,000
  2,437,398    FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                 2.39       09/20/2023        2,430,814
    683,880    FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-               5.95       11/19/2032          687,999
  2,280,714    FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                           7.55       11/10/2023        2,279,080
  6,155,252    FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                       2.39       01/20/2033        6,151,655
  2,005,459    GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 1999-2 CL A3+/-                 2.54       11/25/2029        2,006,286
  2,603,824    GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-            2.46       03/25/2027        2,599,294
  1,500,000    GOLDEN SECURITIES CORPORATION SERIES 2003-A CLASS A1+/-++                   2.29       12/02/2013        1,500,645
  1,637,510    HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2002-2, CLASS A+/-                  2.44       04/20/2032        1,637,344
  3,387,864    KEYCORP STUDENT LOAN TRUST SERIES 2003-A CLASS 2A1+/-                       2.25       10/25/2025        3,384,157
    920,938    LEHMAN BROTHERS+/-                                                          2.40       12/25/2033          919,732
  2,508,208    MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1 CLASS
               A1+/-                                                                       2.22       11/15/2031        2,506,823
  6,633,243    MSDWCC HELOC TRUST SERIES 2003-1A CLASS A+/-                                2.45       11/25/2015        6,628,330
    843,853    NELLIE MAE INCORPORATED SERIES 1996-1 CLASS A2+/-                           2.13       12/15/2018          843,819
  2,526,704    OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-                    2.60       02/25/2033        2,533,049
    271,900    PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-1A CLASS
               A2FL+++/-                                                                   3.46       06/18/2012          271,855
    214,656    PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-A1 CLASS
               A1FL+++/-                                                                   2.86       06/18/2012          214,585
  2,687,631    RESIDENTIAL ASSET SECURITIES 04-RP1 A2A+++/-                                2.23       11/25/2042        2,687,631
  2,837,560    SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                            2.47       06/20/2033        2,838,416
  3,286,798    SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                                  2.48       10/19/2026        3,284,575
  2,000,000    STRUCTURED ASSET REPACKAGED TRUST+++/-                                      2.39       03/21/2006        2,004,156
  3,689,345    STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS 2A1+/-         3.83       03/25/2033        3,680,387
  1,001,258    STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-NP2 A1+++/-             2.48       12/25/2032        1,001,258
  9,000,000    TOYOTA AUTO RECEIVABLES OWNER TRUST SERIES 2003 B+/-                        1.90       08/15/2007        9,000,829
  9,000,000    UNION FINANCIAL SERVICES TAXABLE STUDENT LOAN SERIES 1998-A B5+/-           1.85       12/01/2032        9,000,000
  1,675,240    VENDEE MORTGAGE TRUST SERIES 2002-3 CLASS B                                 6.00       03/15/2021        1,690,970

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE     VALUE
ASSET-BACKED SECURITIES (CONTINUED)
$   775,623    WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2 A+/-             2.61%      12/25/2032    $     777,086
  5,309,162    WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2 ALL1+/-          2.44       07/02/2018        5,307,408
  3,848,707    WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1 CLASS-A+/-       2.40       06/25/2034        3,847,081
  2,993,627    WASHINGTON MUTUAL SERIES 2003-AR1 CLASS A6+/-                               4.51       03/25/2033        3,013,968

TOTAL ASSET-BACKED SECURITIES (COST $140,169,631)                                                                     140,408,104
                                                                                                                    -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.63%
    390,239    BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-              5.57       07/20/2032          391,814
  2,745,207    BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-              4.57       02/25/2033        2,769,463
  6,025,000    CHESAPEAKE FUNDING LLC SERIES 2003-2 A1+/-                                  2.04       11/07/2008        6,031,625
  8,000,000    COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3                             2.78       02/25/2035        8,000,000
  7,338,299    COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+++/-                        2.58       11/25/2034        7,332,279
  1,001,145    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-AR17
               CLASS 2A1+/-                                                                4.94       12/19/2039          978,529
  2,173,371    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-AR2
               CLASS 2A1+/-                                                                4.88       02/25/2033        2,173,658
  7,191,945    EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 3A3+/-                          2.47       09/25/2033        7,166,371
  2,750,000    FIFTH THIRD AUTO TRUST SERIES 2004-A CLASS A4                               3.70       10/20/2011        2,750,142
  1,469,069    GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 A+/-                        2.41       07/25/2029        1,470,021
  7,000,000    GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+++/-                      2.31       10/25/2034        7,031,711
  1,461,802    IMPAC CMB TRUST SERIES 2001-4 CLASS A1+/-                                   3.02       12/25/2031        1,462,043
  3,500,000    MALL OF AMERICA COMPANY LLC SERIES 2000-1 CLASS A+++/-                      2.39       03/12/2010        3,500,948
  7,397,076    MERRILL LYNCH CREDIT CORPORATION MORTGAGE INVESTORS
               INCORPORATED+/-                                                             2.36       03/25/2028        7,408,877
  3,292,139    MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2
               CLASS 2A2+/-                                                                4.21       02/25/2033        3,308,473
  9,869,673    MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1995-B CLASS A+/-               2.27       10/15/2020        9,892,604
    849,213    MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A+/-               2.25       09/15/2021          849,622
  1,730,173    MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1997-B CLASS A+/-               2.15       03/16/2026        1,728,393
  7,005,079    MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-               2.25       03/15/2025        7,011,957
  6,504,513    MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-              2.27       04/25/2028        6,518,714
  5,416,045    MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A A1+/-                    2.07       04/25/2029        5,398,395
  5,932,555    MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS A3+/-           4.60       03/25/2033        6,005,578
  2,954,736    NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A1V+/-                 2.44       11/10/2030        2,952,277
  2,488,871    NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A4                     6.65       11/10/2030        2,550,204
    578,065    NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                      7.56       11/10/2030          615,621
    556,424    PROVIDIAN HOME EQUITY LOAN TRUST SERIES 1999-1 A+/-                         2.47       06/25/2025          557,550
  2,756,886    RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
               2003-HS1 AII+/-                                                             2.47       12/25/2032        2,758,633
  5,124,330    RESIDENTIAL FUNDING MORTGAGE SECURITIES SERIES 2004-HS3
               CLASS A+/-                                                                  2.45       09/25/2029        5,124,330
  2,258,253    RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1
               CLASS A1+++/-                                                               2.68       05/05/2033        2,265,616
  7,500,000    SASC 04-NP2 A1+++/-                                                         4.35       11/30/2034        7,500,000
  3,708,842    SASC SERIES 2003-39EX+/-                                                    2.63       08/25/2033        3,716,613
  9,021,523    SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                                2.31       10/20/2027        9,038,223
 10,076,363    SEQUOIA MORTGAGE TRUST SERIES 2003-8 A1+/-                                  2.23       12/20/2033       10,077,165
  4,950,610    STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-S3 CLASS A+/-           2.09       10/25/2034        4,950,610

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $151,121,395)                                                         151,288,059
                                                                                                                    -------------

CORPORATE BONDS & NOTES - 23.79%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & Similar Materials - 0.36%
  2,984,000    REEBOK INTERNATIONAL LIMITED                                                6.75       09/15/2005        3,050,155
                                                                                                                    -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.41%
  3,550,000    MASCO CORPORATION SERIES+++/-                                               2.11       03/09/2007        3,558,069
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
CHEMICALS & ALLIED PRODUCTS - 0.56%
$ 1,000,000    ELI LILLY & COMPANY+/-                                                      2.41%      08/24/2007    $     999,663
  3,775,000    RPM INTERNATIONAL INCORPORATED                                              7.00       06/15/2005        3,805,868

                                                                                                                        4,805,531
                                                                                                                    -------------

COMMUNICATIONS - 0.60%
  3,080,000    COX RADIO INCORPORATED                                                      6.63       02/15/2006        3,185,693
  1,825,000    TIME WARNER COMPANIES INCORPORATED                                          8.11       08/15/2006        1,963,885

                                                                                                                        5,149,578
                                                                                                                    -------------

DEPOSITORY INSTITUTIONS - 2.79%
  1,750,000    ASSOCIATED BANK GREEN BAY SERIES BKNT+/-                                    2.16       12/10/2004        1,749,937
  2,100,000    BANK OF AMERICA CORPORATION SERIES MTN1+/-                                  2.63       08/26/2005        2,104,164
  3,000,000    BANKERS TRUST CORPORATION                                                   8.25       05/01/2005        3,066,081
  2,225,000    BB&T Corporation+/-                                                         6.38       06/30/2005        2,271,710
  3,497,000    FIFTH THIRD BANK MICHIGAN+/-                                                7.75       08/15/2010        3,597,602
  4,000,000    OLD NATIONAL BANK SERIES BKNT+/-                                            1.98       01/31/2005        3,999,668
  2,700,000    STATE STREET CAPITAL TRUST II<<+/-                                          2.79       02/15/2008        2,713,292
  1,250,000    US BANCORP FIRST BANK                                                       7.63       05/01/2005        1,274,680
    425,000    WACHOVIA CORPORATION                                                        6.88       09/15/2005          437,547
  2,710,000    WASHINGTON MUTUAL BANK FA SERIES MTN+/-                                     2.45       07/25/2006        2,722,173

                                                                                                                       23,936,854
                                                                                                                    -------------

EDUCATIONAL SERVICES - 0.07%
    564,100    EDUCATION LOANS INCORPORATED SERIES 1998-1 CLASS J+/-                       2.19       06/01/2020          563,652
                                                                                                                    -------------

ELECTRIC, GAS & SANITARY SERVICES - 1.71%
  4,000,000    DUKE ENERGY CORPORATION+/-                                                  2.30       12/08/2005        4,008,336
  3,765,000    DUKE ENERGY FIELD SERVICES LLC<<                                            7.50       08/16/2005        3,880,337
  3,550,000    EL PASO ELECTRIC COMPANY SERIES D                                           8.90       02/01/2006        3,773,579
  2,995,000    PUGET SOUND ENERGY INCORPORATED+/-                                          2.37       07/14/2006        2,994,859

                                                                                                                       14,657,111
                                                                                                                    -------------

FINANCIAL SERVICES - 0.29%
  2,500,000    AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                          2.23       07/11/2006        2,504,465
                                                                                                                    -------------

FOOD & KINDRED PRODUCTS - 0.39%
  1,555,000    GENERAL MILLS INCORPORATED                                                  6.45       10/15/2006        1,636,241
  1,600,000    RUBBERMAID INCORPORATED                                                     6.60       11/15/2006        1,694,334

                                                                                                                        3,330,575
                                                                                                                    -------------

FOOD STORES - 0.52%
  4,500,000    SAFEWAY INCORPORATED+/-                                                     2.63       11/01/2005        4,504,082
                                                                                                                    -------------

FORESTRY - 0.20%
  1,653,000    WEYERHAEUSER CO.                                                            6.13       03/15/2007        1,742,105
                                                                                                                    -------------

HOLDING & OTHER INVESTMENT OFFICES - 2.41%
  7,500,000    COLLEGIATE FUNDING SERVICES EDUCATION LOAN TRUST SERIES 2003-A
               CLASS A2+/-                                                                 2.26       09/28/2020        7,509,199
  7,500,000    COLLEGIATE FUNDING SERVICES EDUCATION LOAN TRUST SERIES A2+++/-             1.98       12/01/2041        7,500,000
  3,750,000    PRINCIPAL LIFE GLOBAL FUNDING I SERIES MTN+++/-                             2.37       05/27/2005        3,756,866
  1,885,000    SPIEKER PROPERTIES LIMITED PARTNERSHIP                                      6.88       02/01/2005        1,897,577

                                                                                                                       20,663,642
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.30%
$ 2,500,000    MARRIOTT INTERNATIONAL INCORPORATED SERIES B                                6.88%      11/15/2005    $   2,585,238
                                                                                                                    -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.78%
  2,675,000    ALLSTATE FINANCIAL GLOBAL FUNDING+++/-                                      2.37       03/22/2005        2,678,031
  4,000,000    NATIONWIDE LIFE GLOBAL FIND SERIES+++/-                                     1.80       05/15/2007        4,000,848

                                                                                                                        6,678,879
                                                                                                                    -------------

INSURANCE CARRIERS - 1.52%
  1,900,000    AMERUS GROUP COMPANY                                                        6.95       06/15/2005        1,932,598
    625,000    BERKLEY CORPORATION SERIES MTNA                                             6.38       04/15/2005          632,334
  2,840,000    HARTFORD LIFE GLOBAL FUND+/-                                                2.11       09/15/2009        2,816,249
  1,000,000    LINCOLN NATIONAL CORPORATION                                                7.25       05/15/2005        1,021,371
  3,000,000    PROVIDENT COMPANIES INCORPORATED                                            6.38       07/15/2005        3,030,150
  3,500,000    UNITRIN INCORPORATED                                                        5.75       07/01/2007        3,597,188

                                                                                                                       13,029,890
                                                                                                                    -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.91%
  3,575,000    AMERICAN EXPRESS CENTURION+/-                                               2.22       07/19/2007        3,573,391
  2,000,000    AMERICAN GENERAL FINANCE SERIES MTNH+/-                                     2.13       04/05/2007        1,994,476
  3,142,000    EQUIFAX INCORPORATED                                                        6.30       07/01/2005        3,200,862
  4,750,000    FORD MOTOR CREDIT COMPANY+/-                                                2.31       04/28/2005        4,744,371
  4,650,000    GENERAL MOTORS ACCEPTANCE CORPORATION SERIES MTN<<+/-                       3.33       10/20/2005        4,668,196
  4,180,000    GOLDMAN SACHS GROUP INCORPORATED+/-                                         2.20       01/09/2007        4,183,724
  2,000,000    JOHN HANCOCK GLOBAL FUNDING II SERIES+++/-                                  2.19       04/03/2009        1,998,540
  2,325,000    KEYCORP+/-                                                                  2.30       07/23/2007        2,324,363
    696,000    LEHMAN BROTHERS HOLDINGS CORPORATION SERIES EMTN+/-                         2.46       09/28/2005          698,797
  2,565,000    MARSHALL AND ILSLEY BANK+/-                                                 2.05       10/02/2006        2,485,383
  3,380,000    MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION FLOATING RATE+/-           2.51       11/24/2006        3,382,555
  2,030,860    MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST
               SERIES 2003-2 A+/-                                                          2.44       04/25/2016        2,029,587
  6,195,168    RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 A+/-                       2.68       12/25/2033        6,196,258
  2,405,615    RESIDENTIAL FUNDING MORTGAGE SECURITIES SERIES 2002-HS3 2A+/-               2.52       08/25/2032        2,408,532
  1,847,256    SOVEREIGN BANKCORP++                                                       10.20       06/30/2005        1,883,758
  2,000,000    US TRUST COMPANY NEW YORK+/-                                                2.04       03/13/2006        1,962,160
  3,000,000    VOLKSWAGEN CREDIT INCORPORATED+++/-                                         2.33       07/21/2005        2,999,055

                                                                                                                       50,734,008
                                                                                                                    -------------

OIL & GAS EXTRACTION - 1.16%
  3,172,000    COLUMBIA ENERGY GROUP                                                       6.80       11/28/2005        3,279,731
  2,970,000    HALLIBURTON COMPANY+/-                                                      3.57       10/17/2005        2,995,797
  3,595,000    PIONEER NATIONAL RESOURCES                                                  8.88       04/15/2005        3,669,888

                                                                                                                        9,945,416
                                                                                                                    -------------

PAPER & ALLIED PRODUCTS - 0.27%
  2,285,000    AVERY DENNISON CORPORATION+/-                                               2.49       08/10/2007        2,283,915
                                                                                                                    -------------

PRIMARY METAL INDUSTRIES - 0.52%
  4,420,000    ALCOA INCORPORATED+/-                                                       2.10       12/06/2004        4,419,894
                                                                                                                    -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.06%
    525,000    DONNELLEY & SONS SERIES MTNC                                                6.66       07/06/2005          534,963
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
RAILROAD TRANSPORTATION - 0.61%
$ 3,000,000    NORFOLK SOUTHERN CORPORATION+/-                                             2.83%      02/28/2005    $   3,004,248
  2,201,000    UNION PACIFIC CORPORATION                                                   7.60       05/05/2005        2,243,407

                                                                                                                        5,247,655
                                                                                                                    -------------

REAL ESTATE - 0.68%
  1,800,000    JDN REALTY CORPORATION                                                      6.95       08/01/2007        1,942,098
  3,823,037    MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3 CLASS A2+/-         2.63       10/20/2029        3,860,412

                                                                                                                        5,802,510
                                                                                                                    -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.19%
  1,600,000    NEWELL RUBBERMAID INCORPORATED                                              2.00       05/01/2005        1,594,250
                                                                                                                    -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & Services - 0.23%
  2,000,000    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN+/-                          2.74       05/22/2006        2,010,196
                                                                                                                    -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.24%
  2,000,000    LAFARGE NORTH AMERICA CORPORATION                                           6.38       07/15/2005        2,037,476
                                                                                                                    -------------

TRANSPORTATION BY AIR - 0.27%
  2,300,000    FEDEX CORPORATION SERIES+/-                                                 2.29       04/01/2005        2,300,860
                                                                                                                    -------------

TRANSPORTATION EQUIPMENT - 0.74%
  3,800,000    DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTND+/-                       2.75       09/26/2005        3,817,792
  1,500,000    FORD MOTOR CREDIT COMPANY<<+/-                                              2.77       09/28/2007        1,487,946
  1,000,000    NORTHERN NATURAL GAS++                                                      6.88       05/01/2005        1,017,087

                                                                                                                        6,322,825
                                                                                                                    -------------

TOTAL CORPORATE BONDS & NOTES (COST $203,853,429)                                                                     203,993,794
                                                                                                                    -------------

FUNDING AGREEMENT - 0.29%
  2,500,000    MONUMENTAL LIFE INSURANCE COMPANY+/-                                        1.99       10/20/2006        2,500,000

TOTAL FUNDING AGREEMENT (COST $2,500,000)                                                                               2,500,000
                                                                                                                    -------------

LOAN PARTICIPATION - 1.02%
  4,000,000    TIMES SQUARE DEVELOPMENT BANK LOAN+/-                                       2.09       01/23/2007        4,010,000
    935,624    UNITED STATES DEPARTMENT OF AGRICULTURE LOAN+/-                             2.13       10/15/2020          941,472
  3,762,728    UNITED STATES DEPARTMENT OF AGRICULTURE - PVT+/-                            1.99       06/25/2016        3,762,728

TOTAL LOAN PARTICIPATION (COST $8,702,972)                                                                              8,714,200
                                                                                                                    -------------

MUNICIPAL BONDS & NOTES - 7.41%
  4,700,000    COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN
               REVENUESS.+/-                                                               2.02       12/01/2032        4,700,000
  3,500,000    EDUCATIONAL FUNDING SOUTH INCORPORATED TENNESSEE EDUCATIONAL LOAN
               REVENUE SERIES B-2SS.+/-                                                    1.93       06/01/2038        3,500,000
    385,000    HUDSON COUNTY NJ (GENERAL OBLIGATION - STATES, TERRITORIES
               LOC)+/-                                                                     6.09       09/01/2005          393,932
    635,000    MINNESOTA STATE MUNICIPAL POWER AGENCY ELECTRIC REVENUE                     2.79       10/01/2005          632,193
  8,330,000    MISSISSIPPI HIGHER EDUCATION ASSISTANCE CORPORATION STUDENT
               LOANSS.+/-                                                                  2.15       09/01/2034        8,330,000
 13,900,000    NORTH CAROLINA STATE EDUCATION ASSISTANCE AUTHORITY REVENUE
               GUARANTEED STUDENT LOANS SERIES LN-N+/-                                     1.97       09/01/2015       13,900,000
  1,900,000    OREGON STATE TAXABLE ALTERNATE ENERGY PROJECT SERIES D                      4.00       04/01/2006        1,915,580
  2,000,000    PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY STUDENT
               LOAN REVENUE SUB SERIES ESS.+/-                                             2.35       11/01/2028        2,000,000
  7,020,000    SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN REVENUE
               SERIES A-2SS.+/-                                                            2.00       06/01/2033        7,020,000
  6,450,000    SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN REVENUE
               SERIES A-3SS.+/-                                                            2.00       09/01/2026        6,450,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES (CONTINUED)
$ 1,750,000    SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN REVENUE
               SERIES A-3SS.+/-                                                            2.12%      06/01/2033    $   1,750,000
  5,000,000    SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN REVENUE
               SERIES A-4SS.+/-                                                            1.92       06/01/2043        5,000,000
  8,000,000    STUDENT LOAN FINANCE ASSOCIATION WASHINGTON (EDUCATIONAL
               FACILITIESREVENUE LOC)SS.+/-                                                2.30       06/01/2038        8,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $63,587,960)                                                                       63,591,705
                                                                                                                    -------------
US GOVERNMENT AGENCY SECURITIES - 22.83%

FEDERAL AGENCY & GOVERNMENT - 0.36%
     19,736    SBA #500276+/-                                                              6.13       05/25/2007           20,221
    199,219    SBA #500957+/-                                                              4.50       07/25/2014          207,836
    124,505    SBA #501224+/-                                                              3.00       06/25/2015          126,156
     24,977    SBA #502966+/-                                                              5.98       05/25/2015           26,428
    179,977    SBA #503405+/-                                                              4.63       05/25/2016          191,033
    858,415    SBA #503611+/-                                                              4.63       12/25/2021          912,277
     27,797    SBA #503653+/-                                                              5.38       01/25/2010           28,774
    445,808    SBA #503658+/-                                                              5.88       09/25/2010          467,295
    203,092    SBA #503664+/-                                                              5.23       01/25/2013          211,808
    815,884    SBA Series 10-C                                                             7.88       05/01/2010          865,636

                                                                                                                        3,057,464
                                                                                                                    -------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.88%
     47,204    FHLMC # 410220+/-                                                           3.28       10/01/2025           48,677
     82,413    FHLMC # 611084+/-                                                           3.57       06/01/2030           86,087
    494,707    FHLMC #786614+/-                                                            4.34       08/01/2025          505,019
    206,155    FHLMC #845151+/-                                                            3.30       06/01/2022          213,850
     30,426    FHLMC #846367+/-                                                            3.64       04/01/2029           31,648
  2,313,874    FHLMC #E90573                                                               6.00       07/01/2017        2,426,262
  4,676,950    FHLMC #G90030<<                                                             7.50       07/17/2017        4,964,848
    454,336    FHLMC SERIES 1192 CLASS I                                                   7.50       01/15/2007          453,992
    758,057    FHLMC SERIES 29 CLASS A1+/-                                                 2.00       09/15/2026          758,040
    461,533    FHLMC SERIES 31 CLASS A7+/-                                                 2.31       05/25/2031          461,452
  1,593,642    FHLMC SERIES T-35 CLASS A+/-                                                2.07       09/25/2031        1,594,231
  9,168,544    FHLMC SERIES T-55 1A2                                                       7.00       03/25/2043        9,566,440
  5,197,142    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A               7.00       02/25/2043        5,513,843
  6,192,446    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 4A+/-            4.30       02/25/2043        6,512,315
  8,140,906    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A               7.50       09/25/2043        8,741,297

                                                                                                                       41,878,001
                                                                                                                    -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.84%
    272,263    FNMA #155506+/-                                                             3.20       04/01/2022          280,948
    726,709    FNMA #190815+/-                                                             3.83       07/01/2017          701,269
     90,575    FNMA #220706+/-                                                             3.36       06/01/2023           93,354
    484,687    FNMA #253482                                                                8.50       10/01/2030          524,669
    127,224    FNMA #318464+/-                                                             3.48       04/01/2025          131,155
    283,950    FNMA #321051+/-                                                             4.07       08/01/2025          293,313
     64,050    FNMA #331866+/-                                                             3.42       12/01/2025           66,875
 15,000,000    FNMA #460900<<                                                              3.92       01/01/2008       15,017,783
     60,342    FNMA #46698+/-                                                              2.78       12/01/2015           61,330
     27,271    FNMA #519047+/-                                                             4.34       09/01/2029           28,216

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE     VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$ 3,845,896    FNMA #545927<<                                                              6.50%      12/01/2015    $   4,079,569
  4,439,160    FNMA #631367<<                                                              5.50       02/01/2017        4,583,433
  5,476,847    FNMA #686043<<+/-                                                           4.43       07/01/2033        5,536,002
  6,185,901    FNMA #693015+/-                                                             4.13       06/01/2033        6,260,769
  3,893,979    FNMA #726776+/-                                                             4.43       05/01/2033        3,923,976
  2,631,658    FNMA #732003<<+/-                                                           4.51       09/01/2033        2,657,469
  5,024,645    FNMA #734329<<+/-                                                           4.27       06/01/2033        5,075,578
  9,153,911    FNMA #739757<<+/-                                                           4.08       08/01/2033        9,283,736
  8,761,674    FNMA #741447<<+/-                                                           4.05       10/01/2033        8,696,156
  9,242,071    FNMA #741454<<+/-                                                           4.12       10/01/2033        9,186,978
  8,835,541    FNMA #750805<<+/-                                                           4.80       11/25/2033        8,910,265
 14,529,411    FNMA #789463<<+/-                                                           4.44       06/01/2034       14,629,718
  1,686,412    FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                                 7.50       05/25/2042        1,823,637
  1,876,362    FNMA GRANTOR TRUST SERIES 2002-T13 CLASS A1+/-                              2.03       08/25/2032        1,875,893
  4,089,582    FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                               2.04       09/26/2033        4,090,595
    465,366    FNMA SERIES 1991-146 CLASS Z                                                8.00       10/25/2006          479,550
    340,231    FNMA SERIES 2001-W1 CLASS AV1+/-                                            2.08       08/25/2031          340,238
  2,536,117    FNMA SERIES 2002-90 CLASS A2                                                6.50       11/25/2042        2,647,866
  4,537,018    FNMA SERIES 2003-W4 3A                                                      7.00       10/25/2042        4,803,568
  4,624,601    FNMA SERIES 2004-W2 2A2                                                     7.00       02/25/2044        4,895,681
  1,844,650    FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                                    7.50       08/25/2042        1,980,693
  3,033,150    FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                                2.02       02/25/2033        3,036,332
  1,360,194    FNMA WHOLE LOAN SERIES 2003-W16 CLASS AF1+/-                                2.27       10/25/2033        1,360,235

                                                                                                                      127,356,849
                                                                                                                    -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.07%
    560,127    GNMA #780533                                                                7.00       07/15/2008          597,036
                                                                                                                    -------------

STUDENT LOAN MARKETING ASSOCIATION - 2.68%
  3,000,000    SLMA SERIES 1999-3 CLASS CTFS+/-                                            2.06       01/26/2015        3,029,065
 10,000,000    SLMA SERIES 2003-10A CLASS AIG+++/-                                         1.97       12/15/2016       10,000,000
  9,950,000    STUDENT LOAN CONSOLIDATION CENTER SERIES A-9+++/-                           1.90       07/01/2042        9,950,000

                                                                                                                       22,979,065
                                                                                                                    -------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $195,626,367)                                                             195,868,415
                                                                                                                    -------------

US TREASURY SECURITIES - 9.62%

US TREASURY NOTES - 9.62%
 14,400,000    US TREASURY NOTE<<                                                         5.50        02/15/2008       15,347,808
 26,005,000    US TREASURY NOTE<<                                                         3.00        02/15/2008       25,751,035
 29,000,000    US TREASURY NOTE<<                                                         3.38        12/15/2008       28,841,399
 12,500,000    US TREASURY NOTE<<                                                         3.88        05/15/2009       12,632,812

                                                                                                                       82,573,054
                                                                                                                    -------------

TOTAL US TREASURY SECURITIES (COST $83,440,113)                                                                        82,573,054
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                            VALUE
COLLATERAL FOR SECURITIES LENDING - 21.67%
               COLLATERAL FOR SECURITY LENDING                                                                     $  185,933,262

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $185,933,262)                                                           185,933,262
                                                                                                                   --------------
SHORT-TERM INVESTMENTS - 2.11%
 18,123,948    WELLS FARGO MONEY MARKET TRUST~>>                                                                       18,123,948
                                                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS (COST $18,123,948)                                                                        18,123,948
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,053,059,077)*                      122.73%                                                                $1,052,994,541

OTHER ASSETS AND LIABILITIES, NET           (22.73)                                                                  (195,049,401)
                                            ------                                                                 --------------

TOTAL NET ASSETS                            100.00%                                                                $  857,945,140
                                            ======                                                                 ==============

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $18,123,948.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
ASSET-BACKED SECURITIES - 5.53%
$ 1,839,000    AESOP FUNDING II LLC SERIES 1998-1 CLASS A++                                6.14%      05/20/2006    $   1,856,042
    883,248    BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8            6.73       06/10/2023          900,776
  1,125,000    BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1995-A CLASS A3+/-           2.44       06/01/2025        1,124,633
  1,000,000    CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5^                        4.65       02/25/2032        1,043,562
    956,450    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD3
               CLASS A1+++/-                                                               2.38       02/25/2034          957,496
    883,304    EQCC HOME EQUITY LOAN TRUST SERIES 1999-2 CLASS A6F                         6.69       07/25/2030          913,890
    579,773    GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8                     6.86       07/15/2029          611,511
    389,771    GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-A CLASS M1                    6.92       08/15/2026          395,606
  1,000,000    GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-C CLASS M2                    8.36       07/15/2030        1,052,398
    173,214    LONG BEACH MORTGAGE LOAN TRUST SERIES 2002-1 CLASS 2A4^                     6.46       05/25/2032          173,750
  1,000,000    MELLON BANK PREMIUM FINANCE LOAN MASTER SERIES 2004-1 CLASS A+/-            2.04       06/15/2009        1,000,000
    100,173    PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-1A CLASS
               A2FL+++/-                                                                   3.46       06/18/2012          100,157
  1,226,000    RENTAL CAR FINANCE CORPORATION SERIES 1997-1 CLASS B3++                     6.70       09/25/2007        1,234,068
  1,000,000    RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2002-HI3 CLASS A6         5.98       08/25/2019        1,023,805
    192,542    SAXON ASSET SECURITIES TRUST SERIES 1999-2 CLASS AF6                        6.42       03/25/2014          192,256
     55,463    VAN KAMPEN CLO I LIMITED+++/-                                               1.44       10/08/2007           55,463

TOTAL ASSET-BACKED SECURITIES (COST $12,463,969)                                                                       12,635,413
                                                                                                                    -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.11%
    962,887    COUNTRYWIDE HOME LOANS++                                                    6.50       11/25/2034        1,012,987
  1,918,190    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION 2003-17 CLASS 4A1           5.50       06/25/2033        1,910,443
  1,489,031    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION 2004-AR5 CLASS
               10A1+/-                                                                     5.03       05/01/2034        1,512,216
  1,350,000    FANNIE MAE WHOLE LOAN SERIES 2002-W4 CLASS A4                               6.25       05/25/2042        1,397,427
  1,373,507    FANNIE MAE WHOLE LOAN SERIES 2004-W11 CLASS 1A3                             7.00       05/25/2044        1,453,692
    429,034    FANNIE MAE WHOLE LOAN SERIES 2004-W8 CLASS 3A                               7.50       06/25/2044          460,160
  1,360,611    MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-C1
               CLASS A3                                                                    7.12       06/18/2029        1,433,396
    812,553    NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A1V+/-                 2.21       11/10/2030          811,876
    289,032    NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                      7.56       11/10/2030          307,811
    920,777    NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+++/-            6.50       10/25/2034          960,220
    410,591    RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1 CLASS
               A1+++/-                                                                     2.43       11/25/2034          411,930

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $11,665,815)                                                           11,672,158
                                                                                                                    -------------

CORPORATE BONDS & NOTES - 38.45%

AEROSPACE, DEFENSE - 0.22%
    450,000    AMOR HOLDINGS INCORPORATED                                                  8.25       08/15/2013          502,875
                                                                                                                    -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.41%
    500,000    PHILLIPS-VAN HEUSEN                                                         7.75       11/15/2023          522,500
    375,000    RUSSELL CORPORATION                                                         9.25       05/01/2010          405,000

                                                                                                                          927,500
                                                                                                                    -------------

BUSINESS SERVICES - 1.10%
    250,000    AFFINITY GROUP INCORPORATED                                                 9.00       02/15/2012          270,000
    600,000    CENDANT CORPORATION                                                         7.38       01/15/2013          686,322
    500,000    FISERV INCORPORATED                                                         4.00       04/15/2008          500,498
    375,000    IRON MOUNTAIN INCORPORATED                                                  8.63       04/01/2013          395,625
    600,000    NCR CORPORATION                                                             7.13       06/15/2009          657,493

                                                                                                                        2,509,938
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
CHEMICALS & ALLIED PRODUCTS - 2.98%
$   225,000    AIRGAS INCORPORATED                                                         9.13%      10/01/2011    $     252,000
    500,000    AIRGAS INCORPORATED SERIES MTN                                              7.75       09/15/2006          530,000
    650,000    BRISTOL MYERS SQUIBB                                                        5.75       10/01/2011          688,900
    700,000    EASTMAN CHEMICAL COMPANY                                                    7.00       04/15/2012          788,694
    375,000    IMC GLOBAL INCORPORATED                                                    10.88       06/01/2008          451,875
    325,000    IMC GLOBAL INCORPORATED SERIES B                                           11.25       06/01/2011          377,000
    900,000    LYONDELL CHEMICAL COMPANY SERIES A                                          9.63       05/01/2007          992,250
    400,000    OLIN CORPORATION                                                            9.13       12/15/2011          491,300
    850,000    RPM INTERNATIONAL INCORPORATED                                              7.00       06/15/2005          856,950
    800,000    SENSIENT TECHNOLOGIES                                                       6.50       04/01/2009          824,469
    500,000    WYETH                                                                       6.95       03/15/2011          557,504

                                                                                                                        6,810,942
                                                                                                                    -------------

COMMUNICATIONS - 1.35%
    575,000    CANWEST MEDIA INCORPORATED                                                 10.63       05/15/2011          646,875
    475,000    COX COMMUNICATIONS INCORPORATED                                             7.88       08/15/2009          532,998
    500,000    L3 COMMUNICATIONS CORPORATION                                               7.63       06/15/2012          542,500
    375,000    PANAMSAT CORPORATION                                                        6.38       01/15/2008          387,187
    275,000    SINCLAIR BROADCAST GROUP INCORPORATED                                       8.75       12/15/2011          294,938
    600,000    TIME WARNER INCORPORATED                                                    6.88       05/01/2012          673,780

                                                                                                                        3,078,278
                                                                                                                    -------------

CONSUMER SERVICES - 0.24%
    500,000    NIELSEN MEDIA                                                               7.60       06/15/2009          554,273
                                                                                                                    -------------

DEPOSITORY INSTITUTIONS - 5.72%
  1,100,000    ASSOCIATED BANCORP                                                          6.75       08/15/2011        1,223,420
  1,050,000    BANK ONE CAPITAL IV+/-                                                      3.29       09/01/2030        1,059,942
  1,839,000    BANKAMERICA CAPITAL III+/-                                                  2.64       01/15/2027        1,774,282
  1,000,000    CITY NATIONAL BANK                                                          6.75       09/01/2011        1,114,436
    625,000    COLONIAL BANK                                                               9.38       06/01/2011          737,086
  1,226,000    DEPOSIT GUARANTY CORPORATION                                                7.25       05/01/2006        1,296,453
  1,226,000    FARMERS EXCHANGE CAPITAL++                                                  7.20       07/15/2048        1,216,213
    250,000    FIRSTAR BANK NA                                                             7.13       12/01/2009          283,227
    800,000    HAVEN CAPITAL TRUST I                                                      10.46       02/01/2027          910,114
    665,000    MANUFACTURERS & TRADERS TRUST COMPANY                                       8.00       10/01/2010          785,003
    650,000    NATIONAL CAPITAL COMMERCE INCORPORATED+/-                                   2.99       04/01/2027          638,748
    450,000    NTC CAPITAL TRUST SERIES A+/-                                               2.59       01/15/2027          429,220
    725,000    TCF FINANCIAL BANK                                                          5.00       06/15/2014          731,066
    750,000    WACHOVIA BANK NA CHARLOTTE SERIES BKNT                                      7.80       08/18/2010          871,906

                                                                                                                       13,071,116
                                                                                                                    -------------

EDUCATIONAL SERVICES - 1.79%
  2,235,000    MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                       7.25       11/02/2049        2,716,388
  1,250,000    STANFORD UNIVERSITY SERIES MTNA                                             6.16       04/30/2011        1,376,755

                                                                                                                        4,093,143
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
ELECTRIC, GAS & SANITARY SERVICES - 0.40%
$   500,000    DUKE ENERGY FIELD SERVICES LLC                                              7.88%      08/16/2010    $     581,488
    300,000    SEMCO ENERGY INCORPORATED 144A                                              7.13       05/15/2008          322,500

                                                                                                                          903,988
                                                                                                                    -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.99%
    500,000    RAYOVAC CORPORATION                                                         8.50       10/01/2013          552,500
    700,000    SANMINA - SCI CORPORATION                                                  10.38       01/15/2010          805,000
    850,000    THOMAS & BETTS CORPORATION SERIES MTN                                       6.63       05/07/2008          899,060

                                                                                                                        2,256,560
                                                                                                                    -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.27%
    600,000    MASSEY ENERGY COMPANY<<                                                     6.95       03/01/2007          624,000
                                                                                                                    -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.37%
    775,000    THE SHAW GROUP INCORPORATED<<                                              10.75       03/15/2010          835,063
                                                                                                                    -------------

FOOD & KINDRED PRODUCTS - 1.28%
    650,000    CONAGRA FOODS INCORPORATED                                                  7.88       09/15/2010          760,677
    375,000    CONSTELLATION BRANDS INCORPORATED SERIES B                                  8.00       02/15/2008          410,625
    375,000    CORN PRODUCTS INTERNATIONAL INCORPORATED                                    8.25       07/15/2007          412,500
    375,000    COTT BEVERAGES USA INCORPORATED                                             8.00       12/15/2011          407,813
    500,000    GENERAL MILLS INCORPORATED                                                  6.00       02/15/2012          535,776
    375,000    LAND O' LAKES INCORPORATED                                                  9.00       12/15/2010          403,125

                                                                                                                        2,930,516
                                                                                                                    -------------

FORESTRY - 0.56%
    500,000    TEMBEC INDUSTRIES                                                           8.63       06/30/2009          498,750
    700,000    WEYERHAEUSER COMPANY                                                        6.75       03/15/2012          785,114

                                                                                                                        1,283,864
                                                                                                                    -------------

GENERAL MERCHANDISE STORES - 0.23%
    475,000    RITE AID CORPORATION                                                        9.50       02/15/2011          521,313
                                                                                                                    -------------

HEALTH SERVICES - 1.25%
    850,000    AMERICAN ASSOCIATION OF RETIRED PERSONS++                                   7.50       05/01/2031          997,590
    600,000    HEALTHSOUTH CORPORATION                                                     7.63       06/01/2012          590,250
    400,000    NDC HEALTH CORPORATION                                                     10.50       12/01/2012          427,000
    750,000    US ONCOLOGY INCORPORATED++                                                  9.00       08/15/2012          832,500

                                                                                                                        2,847,340
                                                                                                                    -------------

HOLDING & OTHER INVESTMENT OFFICES - 0.84%
    475,000    JOHNSONDIVERSEY INCORPORATED SERIES B                                       9.63       05/15/2012          536,750
    500,000    NATIONAL CITY BANK OF COLUMBUS SERIES 4                                     7.25       07/15/2010          577,354
    750,000    PRINCIPAL LIFE GLOBAL FUNDING I++                                           6.25       02/15/2012          812,171

                                                                                                                        1,926,275
                                                                                                                    -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.23%
    500,000    STEELCASE INCORPORATED                                                      6.38       11/15/2006          517,146
                                                                                                                    -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.19%
    126,000    HOST MARRIOTT CORPORATION SERIES B                                          7.88       08/01/2008          129,623
    280,000    MGM MIRAGE                                                                  6.88       02/06/2008          301,700

                                                                                                                          431,323
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.90%
$   500,000    AMERICAN STANDARD INCORPORATED                                              8.25%      06/01/2009    $     573,750
    400,000    BRIGGS & STRATTON CORPORATION                                               8.88       03/15/2011          482,000
    350,000    FLEXTRONICS INTERNATIONAL++                                                 6.13       11/15/2014          342,125
    625,000    UNISYS CORPORATION                                                          6.88       03/15/2010          660,938

                                                                                                                        2,058,813
                                                                                                                    -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.31%
    670,000    NLV FINANCIAL CORPORATION++                                                 7.50       08/15/2033          701,348
                                                                                                                    -------------

INSURANCE CARRIERS - 3.98%
    500,000    AMERUS GROUP COMPANY                                                        6.95       06/15/2005          508,578
    675,000    BLUE CROSS & BLUE SHIELD OF FLORIDA++                                       8.25       11/15/2011          774,270
    400,000    JOHN HANCOCK GLOBAL FUNDING II++                                            7.90       07/02/2010          466,166
    807,000    MARKEL CORPORATION                                                          7.20       08/15/2007          850,157
  2,000,000    MINNESOTA LIFE INSURANCE COMPANY++                                          8.25       09/15/2025        2,458,356
  1,073,000    PRUDENTIAL INSURANCE COMPANY OF AMERICA++                                   7.65       07/01/2007        1,166,108
    682,000    REINSURANCE GROUP OF AMERICA++                                              7.25       04/01/2006          707,836
    750,000    RELIASTAR FINANCIAL CORPORATION                                             8.00       10/30/2006          814,643
    700,000    UNITRIN INCORPORATED                                                        5.75       07/01/2007          719,438
    625,000    WR BERKLEY CORPORATION                                                      5.13       09/30/2010          625,286

                                                                                                                        9,090,838
                                                                                                                    -------------

MACHINERY - 0.28%
    600,000    JLG INDUSTRIES INCORPORATED                                                 8.25       05/01/2008          642,000
                                                                                                                    -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 0.32%
    650,000    PERKINELMER INCORPORATED                                                    8.88       01/15/2013          741,000
                                                                                                                    -------------

METAL MINING - 0.06%
    125,000    CENTURY ALUMINUM COMPANY++                                                  7.50       08/15/2014          131,250
                                                                                                                    -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.03%
    800,000    GENERAL ELECTRIC COMPANY                                                    5.00       02/01/2013          812,137
    425,000    JACUZZI BRANDS INCORPORATED                                                 9.63       07/01/2010          484,500
    375,000    OWENS-BROCKWAY                                                              8.88       02/15/2009          405,000
    625,000    SPX CORPORATION                                                             6.25       06/15/2011          645,312

                                                                                                                        2,346,949
                                                                                                                    -------------

MISCELLANEOUS RETAIL - 0.38%
    375,000    JEAN COUTU GROUP (PJC) INCORPORATED++                                       7.63       08/01/2012          391,875
    510,000    REMINGTON ARMS COMPANY INCORPORATED<<                                       10.50      02/01/2011          474,300

                                                                                                                          866,175
                                                                                                                    -------------

MOTION PICTURES - 0.18%
    375,000    ALLIANCE ATLANTIS COMMUNICATIONS INCORPORATED                              13.00       12/15/2009          400,313
                                                                                                                    -------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.31%
    600,000    GOODRICH CORPORATION                                                        7.63       12/15/2012          703,139
                                                                                                                    -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.00%
    650,000    ATHENA NEUROSCIENCES FINANCE LLC                                            7.25       02/21/2008          678,438
  1,000,000    FORD MOTOR CREDIT COMPANY                                                   7.38       10/28/2009        1,073,582
    500,000    GENERAL MOTORS ACCEPTANCE CORPORATION                                       7.75       01/19/2010          535,768

                                                                                                                        2,287,788
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
OIL & GAS EXTRACTION - 1.26%
$   910,000    HALLIBURTON COMPANY+/-                                                      3.12%      10/17/2005    $     917,904
    500,000    MARATHON OIL CORPORATION CONSOLIDATED                                       6.85       03/01/2008          542,996
    400,000    PARKER DRILLING COMPANY SERIES B                                           10.13       11/15/2009          418,000
    525,000    PIONEER NATURAL RESOURCES COMPANY                                           6.50       01/15/2008          562,879
    375,000    SWIFT ENERGY COMPANY                                                        9.38       05/01/2012          423,750

                                                                                                                        2,865,529
                                                                                                                    -------------

PAPER & ALLIED PRODUCTS - 1.00%
    850,000    ABITIBI CONSOLIDATED INCORPORATED                                           6.95       12/15/2006          878,688
    700,000    MEADWESTVACO CORPORATION<<                                                  6.85       04/01/2012          785,049
    600,000    SOLO CUP COMPANY                                                            8.50       02/15/2014          624,000

                                                                                                                        2,287,737
                                                                                                                    -------------

PERSONAL SERVICES - 0.57%
    330,000    ALDERWOODS GROUP INCORPORATED++                                             7.75       09/15/2012          352,275
     35,000    SERVICE CORPORATION INTERNATIONAL                                           6.00       12/15/2005           35,569
    400,000    SERVICE CORPORATION INTERNATIONAL                                           6.50       03/15/2008          417,000
    450,000    STEWART ENTERPRISES INCORPORATED                                           10.75       07/01/2008          490,500

                                                                                                                        1,295,344
                                                                                                                    -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.21%
    480,000    CITGO PETROLEUM CORPORATION++                                               6.00       10/15/2011          484,800
                                                                                                                    -------------

PIPELINES, EXCEPT NATURAL GAS - 0.38%
    825,000    EL PASO PRODUCTION HOLDING COMPANY                                          7.75       06/01/2013          860,063
                                                                                                                    -------------

PRIMARY METAL INDUSTRIES - 0.65%
    300,000    INTERNATIONAL STEEL GROUP                                                   6.50       04/15/2014          318,750
    500,000    ISPAT INLAND ULC UNRESTRICTED+/-                                            8.76       04/01/2010          550,000
    273,000    UNITED STATES STEEL LLC                                                    10.75       08/01/2008          322,140
    275,000    VALMONT INDUSTRIES INCORPORATED++                                           6.88       05/01/2014          282,219

                                                                                                                        1,473,109
                                                                                                                    -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.79%
    525,000    AMERICAN GREETINGS CORPORATION                                              6.10       08/01/2028          563,063
    500,000    HOUGHTON MIFFLIN COMPANY                                                    8.25       02/01/2011          537,500
    600,000    VIACOM INCORPORATED                                                         7.70       07/30/2010          694,853

                                                                                                                        1,795,416
                                                                                                                    -------------

RECREATION - 0.09%
    200,000    AMF BOWLING WORLDWIDE INCORPORATED                                         10.00       03/01/2010          214,000
                                                                                                                    -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.80%
  1,000,000    GOLDMAN SACHS GROUP INCORPORATED+/-                                         1.98       07/23/2009        1,001,364
    750,000    MORGAN STANLEY                                                              6.75       04/15/2011          836,228

                                                                                                                        1,837,592
                                                                                                                    -------------

SPECIAL PURPOSE ENTITY - 0.18%
    400,000    POSTER FINANCIAL GROUP INCORPORATED                                         8.75       12/01/2011          411,000
                                                                                                                    -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.25%
    500,000    TEXAS INDUSTRIES INCORPORATED                                              10.25       06/15/2011          575,000
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
TELECOMMUNICATIONS - 0.32%
$   700,000    SPRINT CAPITAL CORPORATION                                                  6.00%      01/15/2007    $     732,921
                                                                                                                    -------------

TRANSPORTATION BY AIR - 1.17%
    405,669    CONTINENTAL AIRLINES INCORPORATED SERIES 01-1                               7.03       06/15/2011          324,636
    635,490    CONTINENTAL AIRLINES INCORPORATED SERIES 974C                               6.80       07/02/2007          571,523
    250,452    DELTA AIR LINES INCORPORATED                                                7.78       01/02/2012          135,491
    400,000    DELTA AIR LINES SERIES 00-1                                                 7.78       11/18/2005          338,630
    869,397    FEDEX CORPORATION SERIES 97-B                                               7.52       01/15/2018          959,186
    363,800    NORTHWEST AIRLINES INCORPORATED SERIES 991A                                 6.81       02/01/2020          334,110

                                                                                                                        2,663,576
                                                                                                                    -------------

TRANSPORTATION EQUIPMENT - 1.21%
    475,000    ALLIANT TECHSYSTEMS INCORPORATED                                            8.50       05/15/2011          522,500
    650,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                                      7.75       01/18/2011          744,316
    550,000    DELCO REMY INTERNATIONAL INCORPORATED+/-                                    6.07       04/15/2009          556,875
    860,000    NAVISTAR INTERNATIONAL<<                                                    7.50       06/15/2011          928,800

                                                                                                                        2,752,491
                                                                                                                    -------------

TRANSPORTATION SERVICES - 0.20%
    460,000    TEEKAY SHIPPING CORPORATION                                                 8.32       02/01/2008          466,900
                                                                                                                    -------------

WATER TRANSPORTATION - 0.20%
    400,000    OVERSEAS SHIPHOLDING GROUP                                                  8.25       03/15/2013          448,000
                                                                                                                    -------------

TOTAL CORPORATE BONDS & NOTES (COST $83,565,744)                                                                       87,758,544
                                                                                                                    -------------

MUNICIPAL BONDS & NOTES - 1.21%
  1,225,000    HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING REVENUE           7.40       12/01/2025        1,490,432
  1,310,000    INDIANA BOND BANK REVENUE                                                   4.73       01/15/2014        1,286,053

TOTAL MUNICIPAL BONDS & NOTES (COST $2,565,933)                                                                         2,776,485
                                                                                                                    -------------

US GOVERNMENT AGENCY SECURITIES - 37.42%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 15.08%
  1,309,831    FHLMC #A15838<<                                                             5.50       12/01/2033        1,327,738
  2,535,405    FHLMC SERIES 1675 CLASS KZ                                                  6.50       02/15/2024        2,649,599
  5,000,000    FHLMC SERIES 2358 CLASS PD                                                  6.00       09/15/2016        5,226,896
  7,500,000    FHLMC SERIES 2363 CLASS PF                                                  6.00       09/15/2016        7,829,435
  6,500,000    FHLMC SERIES 2416 CLASS PE<<                                                6.00       10/15/2021        6,768,025
     80,221    FHLMC Series 2416 Class PF                                                  6.00       08/15/2018           80,159
  1,500,000    FHLMC Series 2439 Class LG<<                                                6.00       09/15/2030        1,536,501
  1,471,862    FHLMC SERIES T-20 CLASS A6^                                                 5.85       09/25/2029        1,519,946
  5,847,986    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A4Z              6.50       02/25/2042        6,105,666
  1,302,545    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A               7.50       09/25/2043        1,398,608

                                                                                                                       34,442,573
                                                                                                                    -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.44%
  1,406,837    FNMA #380581<<                                                              6.18       08/01/2008        1,493,283
    963,736    FNMA #383017                                                                6.49       01/01/2008        1,020,573
  1,486,528    FNMA #386890                                                                3.99       04/01/2011        1,447,739
  2,081,780    FNMA #555326<<                                                              5.50       04/01/2033        2,107,919
    789,749    FNMA #678939                                                                5.50       02/01/2018          815,416
    776,065    FNMA #701350<<                                                              5.50       04/01/2018          801,287

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$ 4,116,379    FNMA #725232                                                                5.00%      03/01/2034    $   4,071,844
  1,106,223    FNMA #731996<<+/-                                                           4.08       09/01/2033        1,117,876
    953,532    FNMA #739757<<+/-                                                           4.07       08/01/2033          967,056
  1,272,265    FNMA #741305<<                                                              5.00       09/01/2018        1,290,554
  1,794,882    FNMA #741458<<+/-                                                           4.53       10/01/2033        1,811,445
  2,595,960    FNMA #765178<<                                                              5.00       01/01/2019        2,633,277
  1,937,255    FNMA #789463<<+/-                                                           4.44       06/01/2034        1,950,629
  2,000,000    FNMA #801908                                                                5.00       11/01/2019        2,028,750
    365,054    FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                                  7.00       12/25/2041          386,500
  3,807,399    FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                                  6.00       02/25/2044        3,938,465
    845,372    FNMA SERIES 2002-90 CLASS A2                                                6.50       11/25/2042          882,622
  5,848,131    FNMA SERIES 2003-92 CLASS HP                                                4.50       09/25/2018        5,840,544
  2,946,139    FNMA SERIES 2003-97 CLASS CA<<                                              5.00       10/25/2018        2,988,619
  3,000,000    FNMA TBA%%                                                                  4.50       11/15/2019        2,979,375
  1,464,448    FNMA WHOLE LOAN                                                             7.00       12/25/2033        1,530,492

                                                                                                                       42,104,265
                                                                                                                    -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.59%
    292,627    GNMA #345066                                                                6.50       10/15/2023          310,298
    218,257    GNMA #346960                                                                6.50       12/15/2023          231,438
    202,194    GNMA #354692                                                                6.50       11/15/2023          214,405
    297,866    GNMA #361398<<                                                              6.50       01/15/2024          315,543
    332,842    GNMA #366641<<                                                              6.50       11/15/2023          352,941
     81,396    GNMA #473918                                                                7.00       04/15/2028           86,731
    148,479    GNMA #525459                                                                7.25       07/15/2006          148,001
    102,864    GNMA #531435                                                                7.00       12/15/2004          104,116
     94,123    GNMA #531436                                                                7.00       12/15/2004          106,749
      2,061    GNMA #531965                                                                7.72       12/15/2041            2,337
     59,735    GNMA #533858                                                                7.35       08/15/2042           66,925
  5,500,000    GNMA SERIES 2003-38 CLASS JC+/-                                             7.04       04/16/2024        6,258,423

                                                                                                                        8,197,907
                                                                                                                    -------------

STUDENT LOAN MARKETING ASSOCIATION - 0.31%
    700,000    SLMA SERIES 1999-3 CLASS CTFS+/-                                            2.50       01/26/2015          706,782
                                                                                                                    -------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $84,396,094)                                                               85,451,527
                                                                                                                    -------------

SHARES

PRIVATE INVESTMENT PARTNERSHIPS - 0.02%
      3,675    PPM AMERICA CBO II, LIMITED PARTNERSHIP+                                                                    43,447

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $386,265)                                                                      43,447
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE     VALUE
US TREASURY SECURITIES - 9.79%
US TREASURY BONDS - 9.79%
$ 1,950,000    US TREASURY BOND                                                            7.25%      05/15/2016    $   2,412,439
  5,150,000    US TREASURY BOND<<                                                          7.25       08/15/2022        6,516,156
  8,515,000    US TREASURY BOND<<                                                          6.25       08/15/2023        9,770,298
  2,950,000    US TREASURY BOND<<                                                          5.38       02/15/2031        3,104,875
    400,000    US TREASURY BOND - INFLATION PROTECTED<<&                                   3.38       04/15/2032          543,005

                                                                                                                       22,346,773
                                                                                                                    -------------

TOTAL US TREASURY SECURITIES (COST $21,995,014)                                                                        22,346,773
                                                                                                                    -------------

COLLATERAL FOR SECURITIES LENDING - 22.96%
               COLLATERAL FOR SECURITY LENDING                                                                         52,425,246

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $52,425,246)                                                             52,425,246
                                                                                                                    -------------

SHARES

SHORT-TERM INVESTMENTS - 3.43%
  7,830,695    WELLS FARGO MONEY MARKET TRUST~>>                                                                        7,830,695
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,830,695)                                                                          7,830,695
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES

(COST $277,294,775)*                        123.92%                                                                 $ 282,940,288

OTHER ASSETS AND LIABILITIES, NET           (23.92)                                                                   (54,617,452)
                                            ------                                                                  -------------

TOTAL NET ASSETS                            100.00%                                                                 $ 228,322,836
                                            ======                                                                  =============

+     NON-INCOME EARNING SECURITIES.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,830,695.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $2,983,594. (SEE NOTE 2) & U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

^     ZERO COUPON/STEPPED BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TACTICAL MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
ASSET-BACKED SECURITIES - 7.27%

$19,650,000    HOUSEHOLD CREDIT CARD MASTER NOTE TRUST I SERIES 2000-1
               CLASS A+/-                                                                  2.01%      08/15/2008    $  19,673,049
 13,556,940    SLM STUDENT LOAN TRUST SERIES 2004-6 CLASS A1+/-                            2.10       01/25/2010       13,550,586

TOTAL ASSET-BACKED SECURITIES (COST $33,224,416)                                                                       33,223,635
                                                                                                                    -------------
CORPORATE BONDS & NOTES - 3.72%

INSURANCE AGENTS, BROKERS & SERVICE - 3.72%
 17,000,000    ALLSTATE LIFE GLOBAL FUNDING+/-                                             1.93       09/22/2006       16,991,908
                                                                                                                    -------------

TOTAL CORPORATE BONDS & NOTES (COST $17,000,000)                                                                       16,991,908
                                                                                                                    -------------

AGENCY NOTES - INTEREST BEARING - 65.72%
 27,500,000    FFCB                                                                        2.09       01/30/2006       27,228,905
 33,550,000    FHLB<<                                                                      1.52       07/14/2005       33,334,106
 32,000,000    FHLB<<                                                                      1.55       07/14/2005       31,799,936
 33,000,000    FHLB                                                                        2.25       01/30/2006       32,734,581
 21,000,000    FHLMC<<                                                                     2.50       11/30/2005       20,912,535
 30,000,000    FHLMC<<                                                                     2.20       12/01/2005       29,797,200
 26,000,000    FHLMC<<                                                                     2.15       01/30/2006       25,762,360
 33,000,000    FHLMC<<                                                                     2.70       04/28/2006       32,845,824
 33,000,000    FNMA<<                                                                      2.40       04/28/2006       32,707,587
 33,450,000    FNMA<<                                                                      2.50       04/28/2006       33,199,292

TOTAL AGENCY NOTES - INTEREST BEARING (COST $302,407,910)                                                             300,322,326
                                                                                                                    -------------

US TREASURY SECURITIES - 1.43%

US TREASURY BONDS - 1.43%
  5,700,000    US TREASURY BOND<<                                                          6.13       08/15/2029        6,526,055
                                                                                                                    -------------

TOTAL US TREASURY SECURITIES (COST $6,809,591)                                                                          6,526,055
                                                                                                                    -------------

COLLATERAL FOR SECURITIES LENDING - 37.18%
               COLLATERAL FOR SECURITY LENDING                                                                        169,873,607

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $169,873,607)                                                           169,873,607
                                                                                                                    -------------

SHARES

SHORT-TERM INVESTMENTS - 21.48%
 21,000,000    BLACKROCK TEMPORARY INVESTMENT FUND CLASS C SPECIAL SERIES 1                                            21,000,000
 21,000,000    FIDELITY INSTITUTIONAL CASH                                                                             21,000,000
 56,174,008    WELLS FARGO MONEY MARKET TRUST~>>                                                                       56,174,008

                                                                                                                       98,174,008
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $98,174,008)                                                                        98,174,008
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   TACTICAL MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                                        VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $627,489,532)*                        136.80%                                                                 $ 625,111,539

OTHER ASSETS AND LIABILITIES, NET           (36.80)                                                                  (168,164,216)
                                            ------                                                                  -------------

TOTAL NET ASSETS                            100.00%                                                                 $ 456,947,323
                                            ======                                                                  =============

+/-   VARIABLE RATE SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $56,174,008.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                   MANAGED                             STRATEGIC           TACTICAL
                                                                     FIXED             STABLE              VALUE           MATURITY
                                                                    INCOME             INCOME               BOND               BOND
                                                                 PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ........................   $  677,447,802     $  848,937,331     $  222,684,347     $  399,063,924
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............      201,939,845        185,933,262         52,425,246        169,873,607
  INVESTMENTS IN AFFILIATES .............................       18,450,097         18,123,948          7,830,695         56,174,008
                                                            --------------     --------------     --------------     --------------
TOTAL INVESTMENT AT MARKET VALUE  (SEE COST BELOW) ......      897,837,744      1,052,994,541        282,940,288        625,111,539
                                                            --------------     --------------     --------------     --------------
  CASH ..................................................           36,000            287,768             27,000                  0
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ......            1,250             21,625                  0                  0
  RECEIVABLE FOR INVESTMENTS SOLD .......................            7,400              6,114                  0                  0
  RECEIVABLES FOR DIVIDENDS AND INTEREST ................        6,503,862          3,908,971          2,482,369          1,877,627
  RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS .......                0                  0             35,000                  0
  PREPAID EXPENSES AND OTHER ASSETS .....................            7,125                  0                  0                  0
                                                            --------------     --------------     --------------     --------------
TOTAL ASSETS ............................................      904,393,381      1,057,219,019        285,484,657        626,989,166
                                                            --------------     --------------     --------------     --------------
LIABILITIES
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS                0                  0              2,608                  0
  PAYABLE FOR INVESTMENTS PURCHASED .....................       18,658,358         12,700,000          4,611,384                  0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .          181,127            246,995             83,221            162,998
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...............            1,320              1,592                306              1,477
  PAYABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ..........                0            389,606                  0                  0
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ................      201,939,845        185,933,262         52,425,246        169,873,607
  ACCRUED EXPENSES AND OTHER LIABILITIES ................                0              2,424             39,056              3,761
                                                            --------------     --------------     --------------     --------------
TOTAL LIABILITIES .......................................      220,780,650        199,273,879         57,161,821        170,041,843
                                                            --------------     --------------     --------------     --------------
TOTAL NET ASSETS ........................................   $  683,612,731     $  857,945,140     $  228,322,836     $  456,947,323
                                                            ==============     ==============     ==============     ==============
INVESTMENTS AT COST .....................................   $  886,010,808     $1,053,059,077     $  277,294,775     $  627,489,532
                                                            ==============     ==============     ==============     ==============
SECURITIES ON LOAN, AT MARKET VALUE .....................   $  197,017,596     $  181,958,428     $   48,654,403     $  166,066,836
                                                            ==============     ==============     ==============     ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                               STATEMENT OF OPERATIONS --FOR THE
WELLS FARGO MASTER PORTFOLIOS     SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MANAGED                             STRATEGIC           TACTICAL
                                                                     FIXED             STABLE              VALUE           MATURITY
                                                                    INCOME             INCOME               BOND               BOND
                                                                 PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

  INTEREST ..............................................   $   16,947,728     $    9,690,916     $    6,189,087     $    3,958,654
  INCOME FROM AFFILIATED SECURITIES .....................           93,477            111,005             41,000            631,456
  SECURITIES LENDING INCOME .............................           81,001             63,942             28,063             78,521
                                                            --------------     --------------     --------------     --------------
TOTAL INVESTMENT INCOME .................................       17,122,206          9,865,863          6,258,150          4,668,631
                                                            --------------     --------------     --------------     --------------

EXPENSES
  ADVISORY FEES .........................................        1,545,069          2,038,235            525,638          1,077,957
  CUSTODY FEES ..........................................           67,369             89,890             22,509             46,151
  AUDIT FEES ............................................           10,027             10,528             10,027             10,027
  LEGAL FEES ............................................            5,785              9,525                 49              3,761
  REGISTRATION FEES .....................................              104                  0                  0                  0
  SHAREHOLDER REPORTS ...................................           34,098             32,263                 49              7,521
  TRUSTEES' FEES ........................................            3,404              3,409              3,404              3,404
  OTHER FEES AND EXPENSES ...............................            6,892             10,745              2,501              4,301
                                                            --------------     --------------     --------------     --------------
TOTAL EXPENSES ..........................................        1,672,748          2,194,595            564,177          1,153,122
                                                            --------------     --------------     --------------     --------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........         (480,246)          (561,120)           (38,544)          (624,035)
  NET EXPENSES ..........................................        1,192,502          1,633,475            525,633            529,087
                                                            --------------     --------------     --------------     --------------
NET INVESTMENT INCOME (LOSS) ............................       15,929,704          8,232,388          5,732,517          4,139,544
                                                            --------------     --------------     --------------     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ..........................................          494,294           (142,224)           685,223           (201,008)
  FUTURES TRANSACTIONS ..................................         (100,040)                 0            (75,030)                 0
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..                0           (521,022)           167,731                  0
                                                            --------------     --------------     --------------     --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............          394,254           (663,246)           777,924           (201,008)
                                                            --------------     --------------     --------------     --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ..........................................        6,863,801          1,169,000          2,598,052           (329,801)
  FUTURES TRANSACTIONS ..................................            1,250           (301,244)            (2,608)                 0
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..                0            455,995             90,424                  0
                                                            --------------     --------------     --------------     --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
 INVESTMENTS ............................................        6,865,051          1,323,751          2,685,868           (329,801)
                                                            --------------     --------------     --------------     --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..        7,259,305            660,505          3,463,792           (530,809)
                                                            --------------     --------------     --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS .............................................   $   23,189,009     $    8,892,893     $    9,196,309     $    3,608,735
                                                            ==============     ==============     ==============     ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO MASTER PORTFOLIOS                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 MANAGED FIXED INCOME PORTFOLIO
                                                                            ---------------------------------------
                                                                            (UNAUDITED) FOR THE             FOR THE
                                                                               SIX MONTHS ENDED          YEAR ENDED
                                                                              NOVEMBER 30, 2004        MAY 31, 2004
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .................................................     $  673,965,279      $  621,957,173
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...........................................         15,929,704          33,681,048
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................            394,254           7,348,354
    NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....          6,865,051         (30,219,453)
                                                                                 --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............         23,189,009          10,809,949
                                                                                 --------------      --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
-------------------------------------------------------------------------------------------------------------------
    CONTRIBUTIONS ..........................................................         81,555,539         267,642,488
    WITHDRAWALS ............................................................        (95,097,096)       (226,444,331)
                                                                                 --------------      --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS        (13,541,557)         41,198,157
                                                                                 --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................          9,647,452          52,008,106
                                                                                 --------------      --------------
ENDING NET ASSETS ..........................................................     $  683,612,731      $  673,965,279
                                                                                 ==============      ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                    STABLE INCOME PORTFOLIO
                                                                            ---------------------------------------
                                                                            (UNAUDITED) FOR THE             FOR THE
                                                                               SIX MONTHS ENDED          YEAR ENDED
                                                                              NOVEMBER 30, 2004        MAY 31, 2004
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .................................................     $  965,744,432      $  856,897,134
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...........................................          8,232,388          21,316,986
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................           (663,246)         (1,803,560)
    NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....          1,323,751          (8,237,345)
                                                                                 --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............          8,892,893          11,276,081
                                                                                 --------------      --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
-------------------------------------------------------------------------------------------------------------------
    CONTRIBUTIONS ..........................................................         80,671,104         552,472,567
    WITHDRAWALS ............................................................       (197,363,289)       (454,901,350)
                                                                                 --------------      --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS       (116,692,185)         97,571,217
                                                                                 --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................       (107,799,292)        108,847,298
                                                                                 --------------      --------------
ENDING NET ASSETS ..........................................................     $  857,945,140      $  965,744,432
                                                                                 ==============      ==============

                                                                                 STRATEGIC VALUE BOND PORTFOLIO
                                                                            ---------------------------------------
                                                                            (UNAUDITED) FOR THE             FOR THE
                                                                               SIX MONTHS ENDED          YEAR ENDED
                                                                              NOVEMBER 30, 2004        MAY 31, 2004
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .................................................     $  225,094,172      $  206,698,989
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...........................................          5,732,517          11,545,295
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................            777,924           2,939,083
    NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....          2,685,868          (7,442,280)
                                                                                 --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............          9,196,309           7,042,098
                                                                                 --------------      --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
-------------------------------------------------------------------------------------------------------------------
    CONTRIBUTIONS ..........................................................         25,647,630          86,876,790
    WITHDRAWALS ............................................................        (31,615,275)        (75,523,705)
                                                                                 --------------      --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS         (5,967,645)         11,353,085
                                                                                 --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................          3,228,664          18,395,183
                                                                                 --------------      --------------
ENDING NET ASSETS ..........................................................     $  228,322,836      $  225,094,172
                                                                                 ==============      ==============

                                                                                TACTICAL MATURITY BOND PORTFOLIO
                                                                            ---------------------------------------
                                                                            (UNAUDITED) FOR THE             FOR THE
                                                                               SIX MONTHS ENDED          YEAR ENDED
                                                                              NOVEMBER 30, 2004        MAY 31, 2004
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .................................................     $  462,694,813      $  420,782,713
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...........................................          4,139,544           8,012,816
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................           (201,008)        (10,076,510)
    NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....           (329,801)         (7,796,219)
                                                                                 --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............          3,608,735          (9,859,913)
                                                                                 --------------      --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
-------------------------------------------------------------------------------------------------------------------
    CONTRIBUTIONS ..........................................................         58,657,389         194,294,721
    WITHDRAWALS ............................................................        (68,013,614)       (142,522,708)
                                                                                 --------------      --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS         (9,356,225)         51,772,013
                                                                                 --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................         (5,747,490)         41,912,100
                                                                                 --------------      --------------
ENDING NET ASSETS ..........................................................     $  456,947,323      $  462,694,813
                                                                                 ==============      ==============

WELLS FARGO MASTER PORTFOLIOS                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                ------------------------------------------------
                                                NET INVESTMENT      GROSS   EXPENSES         NET
                                                 INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES
------------------------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED)             4.73%      0.50%     (0.15)%      0.35%
JUNE 1, 2003 TO MAY 31, 2004 ................             5.10%      0.53%     (0.28)%      0.25%
JUNE 1, 2002 TO MAY 31, 2003 ................             5.49%      0.54%     (0.19)%      0.35%
JUNE 1, 2001 TO MAY 31, 2002 ................             5.87%      0.54%     (0.19)%      0.35%
JUNE 1, 2000 TO MAY 31, 2001 ................             6.34%      0.54%     (0.19)%      0.35%
JUNE 1, 1999 TO MAY 31, 2000 ................             6.48%      0.50%     (0.14)%      0.36%

STABLE INCOME PORTFOLIO
------------------------------------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED)             1.83%      0.49%     (0.13)%      0.36%
JUNE 1, 2003 TO MAY 31, 2004 ................             2.00%      0.52%     (0.13)%      0.39%
JUNE 1, 2002 TO MAY 31, 2003 ................             2.63%      0.54%      0.00%       0.54%
JUNE 1, 2001 TO MAY 31, 2002 ................             3.62%      0.55%      0.00%       0.55%
JUNE 1, 2000 TO MAY 31, 2001 ................             5.89%      0.55%      0.00%       0.55%
JUNE 1, 1999 TO MAY 31, 2000 ................             5.63%      0.49%     (0.02)%      0.47%

STRATEGIC VALUE BOND PORTFOLIO
------------------------------------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED)             5.09%      0.50%     (0.03)%      0.47%
JUNE 1, 2003 TO MAY 31, 2004 ................             5.24%      0.54%     (0.10)%      0.44%
JUNE 1, 2002 TO MAY 31, 2003 ................             5.81%      0.57%     (0.02)%      0.55%
JUNE 1, 2001 TO MAY 31, 2002 ................             5.80%      0.60%     (0.04)%      0.56%
JUNE 1, 2000 TO MAY 31, 2001 ................             6.31%      0.57%     (0.02)%      0.55%
JUNE 1, 1999 TO MAY 31, 2000 ................             6.45%      0.59%     (0.03)%      0.56%

TACTICAL MATURITY BOND PORTFOLIO(2)
------------------------------------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED)             1.79%      0.50%     (0.27)%      0.23%
JUNE 1, 2003 TO MAY 31, 2004 ................             1.77%      0.53%     (0.22)%      0.31%
JUNE 1, 2002 TO MAY 31, 2003 ................             2.05%      0.54%     (0.18)%      0.36%
JUNE 1, 2001 TO MAY 31, 2002 ................             3.45%      0.55%     (0.19)%      0.36%
JUNE 1, 2000 TO MAY 31, 2001 ................             5.58%      0.55%     (0.19)%      0.36%
JUNE 1, 1999 TO MAY 31, 2000 ................             5.35%      0.51%     (0.14)%      0.37%

                                                              PORTFOLIO
                                                       TOTAL   TURNOVER
                                                   RETURN(3)       RATE
-----------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
-----------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED)           3.54%        27%
JUNE 1, 2003 TO MAY 31, 2004 ................           1.45%        50%
JUNE 1, 2002 TO MAY 31, 2003 ................          11.36%        44%
JUNE 1, 2001 TO MAY 31, 2002 ................           8.37%        65%
JUNE 1, 2000 TO MAY 31, 2001 ................          13.55%       121%
JUNE 1, 1999 TO MAY 31, 2000 ................           1.49%        65%

STABLE INCOME PORTFOLIO
-----------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED)           1.02%        26%
JUNE 1, 2003 TO MAY 31, 2004 ................           0.88%        92%
JUNE 1, 2002 TO MAY 31, 2003 ................           3.32%        45%
JUNE 1, 2001 TO MAY 31, 2002 ................           3.99%        81%
JUNE 1, 2000 TO MAY 31, 2001 ................           8.34%        37%
JUNE 1, 1999 TO MAY 31, 2000 ................           4.57%        40%

STRATEGIC VALUE BOND PORTFOLIO
-----------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED)           4.19%        22%
JUNE 1, 2003 TO MAY 31, 2004 ................           3.06%        48%
JUNE 1, 2002 TO MAY 31, 2003 ................          11.60%        41%
JUNE 1, 2001 TO MAY 31, 2002 ................           8.30%        75%
JUNE 1, 2000 TO MAY 31, 2001 ................          12.01%       149%
JUNE 1, 1999 TO MAY 31, 2000 ................           0.48%        65%

TACTICAL MATURITY BOND PORTFOLIO(2)
-----------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED)           0.80%         8%
JUNE 1, 2003 TO MAY 31, 2004 ................          (2.28)%      248%
JUNE 1, 2002 TO MAY 31, 2003 ................           2.84%       115%
JUNE 1, 2001 TO MAY 31, 2002 ................           0.70%       145%
JUNE 1, 2000 TO MAY 31, 2001 ................          10.06%        83%
JUNE 1, 1999 TO MAY 31, 2000 ................           8.21%        74%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL HIGHLIGHTS                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
      (Note 3).

(2) Previously known as Positive Return Bond Portfolio. Name changed November 28, 2001.

(3) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS          NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 18 separate investment portfolios. These financial statements present the Managed Fixed Income Portfolio, Stable Income Portfolio, Strategic Value Bond Portfolio, and Tactical Maturity Bond Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)          WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At November 30, 2004, the following Fund(s) held futures contracts:

                                                                    Notional   Net Unrealized
                                                     Expiration     Contract    Appreciation
Fund              Contracts         Type                Date         Amount    (Depreciation)
MANAGED FIXED
INCOME PORTFOLIO   40 Long   U.S. 10 Year Notes        March 2005   4,433,478          (3,478)

STABLE
INCOME PORTFOLIO   50 Long         90 Day Euros        March 2006  12,145,313         (59,687)

                   35 Long         90 Day Euros        March 2007   8,399,563         (16,188)

                   25 Long         90 Day Euros         June 2005   6,087,500         (35,000)

                   25 Long         90 Day Euros         June 2006   6,036,563         (28,125)

                   35 Long         90 Day Euros         June 2007   8,391,688         (17,500)

                   25 Long         90 Day Euros    September 2005   6,075,000         (36,875)

                   25 Long         90 Day Euros    September 2006   6,027,813         (26,250)

                   35 Long         90 Day Euros    September 2007   8,384,588         (20,025)

                   25 Long         90 Day Euros     December 2004   6,107,813         (12,656)

                   25 Long         90 Day Euros     December 2005   6,060,000         (34,063)

                   35 Long         90 Day Euros     December 2006   8,406,563         (14,875)

STRATEGIC VALUE
BOND PORTFOLIO     30 Long   U.S. 10 Year Notes        March 2005   3,325,108          (2,608)

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

      As of November 30, 2004 the following Funds had open swap contracts.

                                                                                               Net
                  Swap Counter     Notional   Interest Rate/   Interest Rate/   Maturity   Unrealized
Fund/Portfolio        Party       Principal   Index Received     Index Paid       Date     Gain/(Loss)
STABLE INCOME    Lehman Brothers  22,500,000  USD Libor BBA        5.08%        31-Oct-05     (456,518)

STABLE INCOME    Lehman Brothers  15,000,000  USD Libor BBA        3.92%        25-Jul-07       66,912

STRATEGIC VALUE                                               Lehman Brothers
BOND             Lehman Brothers   3,000,000  USD Libor BBA     US Corporate     1-Dec-04       35,000
                                                              High Yield Index

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Fund(s) may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund receives compensation from the interest earned on the cash proceeds of the initial sale in the form of a fee, which is recorded as deferred income and amortized to income over the roll period, or alternatively, by paying a lower price for the security upon its repurchase. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract.

WELLS FARGO MASTER PORTFOLIOS          NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. Prior to October 1, 2004, Wells Fargo Bank, N.A. was entitled to receive 40% of the revenues earned on securities lending activities. The value of the securities on loan and the value of the related collateral at November 30, 2004 are shown on the Statement of Assets and Liabilities.

      At November 30, 2004, cash collateral invested and credit quality breakdown were as follows:

                                  Repurchase  Short-Term   Mid-Term   Money Market
Fund                              Agreements  Securities  Securities      Fund      Total
MANAGED FIXED INCOME PORTFOLIO       16%         66%          12%          6%        100%

STABLE INCOME PORTFOLIO              27%         55%          11%          7%        100%

STRATEGIC VALUE BOND PORTFOLIO       73%         20%           0%          7%        100%

TACTICAL MATURITY BOND PORTFOLIO      9%         75%           9%          7%        100%

Fund                                          A Ratings   AA Ratings  AAA Ratings   Total
MANAGED FIXED INCOME PORTFOLIO                   71%          5%          24%        100%

STABLE INCOME PORTFOLIO                          65%          5%          30%        100%

STRATEGIC VALUE BOND PORTFOLIO                   55%          0%          45%        100%

TACTICAL MATURITY BOND PORTFOLIO                 78%          4%          18%        100%

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-advisers, who are responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)          WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                               Sub-Advisory
                                                                                                                   Fees
                                                     Advisory Fee*                                             (% of Average
                                 Average Daily       (% of Average                           Average Daily       Daily Net
Fund                              Net Assets       Daily Net Assets)  Sub-Adviser              Net Assets         Assets)
MANAGED FIXED                   $0 - $499 million        0.450         Galliard              $0 - 500 million      0.10
INCOME PORTFOLIO      $500 million - $999 million        0.400          Capital    $500 million - 1.5 billion      0.05
                       $1 billion - $2.99 billion        0.350        Management               > $1.5 billion      0.03
                       $3 billion - $4.99 billion        0.325
                                  > $4.99 billion        0.300

STABLE INCOME                   $0 - $499 million        0.450         Galliard              $0 - 500 million      0.10
PORTFOLIO             $500 million - $999 million        0.400          Capital    $500 million - 1.5 billion      0.05
                       $1 billion - $2.99 billion        0.350        Management               > $1.5 billion      0.03
                       $3 billion - $4.99 billion        0.325
                                  > $4.99 billion        0.300

STRATEGIC VALUE BOND            $0 - $499 million        0.450         Galliard              $0 - 500 million      0.10
PORTFOLIO             $500 million - $999 million        0.400          Capital    $500 million - 1.5 billion      0.05
                       $1 billion - $2.99 billion        0.350        Management               > $1.5 billion      0.03
                       $3 billion - $4.99 billion        0.325
                                  > $4.99 billion        0.300

TACTICAL MATURITY               $0 - $499 million        0.450         Peregrine              $0 - 10 million      0.40
BOND PORTFOLIO        $500 million - $999 million        0.400          Capital              $10 - 25 million      0.30
                       $1 billion - $2.99 billion        0.350        Management            $25 - 300 million      0.20
                       $3 billion - $4.99 billion        0.325                                 > $300 million      0.10
                                  > $4.99 billion        0.300

* Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at the following annual rates:

                                                                 Advisory Fees
                                                                 (% of Average
Fund                                                           Daily Net Assets)

MANAGED FIXED INCOME PORTFOLIO                                       0.50

STABLE INCOME PORTFOLIO                                              0.50

STRATEGIC VALUE BOND PORTFOLIO                                       0.50

TACTICAL MATURITY BOND PORTFOLIO                                     0.50

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                 (% of Average
Fund                                                           Daily Net Assets)

ALL FUNDS                                                            0.02

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended November 30, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

WELLS FARGO MASTER PORTFOLIOS          NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended November 30, 2004, were as follows:

Fund                               Purchases at Cost   Sales Proceeds

MANAGED FIXED INCOME PORTFOLIO        $  192,991,425   $  179,061,206

STABLE INCOME PORTFOLIO                  231,258,661      304,801,737

STRATEGIC VALUE BOND PORTFOLIO            49,755,490       48,795,367

TACTICAL MATURITY BOND PORTFOLIO          57,983,773       28,537,942

5. SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

REORGANIZATION AND MEETING OF SHAREHOLDERS

      On May 26, 2004, Wells Fargo & Company and Strong Financial Corporation reached an agreement that provided for Wells Fargo to acquire certain assets under management from Strong. Included among those assets under management were the Strong Funds family of mutual funds. This acquisition was consummated on December 31, 2004.

      In September 2004, the Strong Funds' Board of Directors and the WELLS FARGO FUNDS Board of Trustees unanimously approved the reorganization of the Strong Funds into WELLS FARGO FUNDS. In December 2004, the Strong Funds' shareholders approved the reorganization. The reorganization is expected to be consummated during the second quarter of 2005.

      The WELLS FARGO FUNDS Board of Trustees also has approved, and recommended that WELLS FARGO FUNDS shareholders approve the merger of certain WELLS FARGO FUNDS into other WELLS FARGO FUNDS. In January 2005, shareholders of the affected WELLS FARGO FUNDS approved these mergers. The mergers are planned to take place during the second quarter of 2005 concurrently with the reorganization of the Strong Funds into the WELLS FARGO FUNDS.

OTHER INFORMATION (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting is available without charge, upon request, by calling 1-800-222-8222, visiting our website at WWW.WELLSFARGOFUNDS.COM or visiting the SEC website at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund(s) files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Master Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 102 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***   PAST FIVE YEARS                      OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Robert C. Brown           Trustee since 1992      Retired.                             None
73
----------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee since 1987      Private Investor/Real Estate         None
60                                                Developer; Chairman of White
                                                  Point Capital, LLC.
----------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***   PAST FIVE YEARS                      OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee since 1987      Wake Forest University,              None
62                                                Calloway School of Business
                                                  and Accountancy, Associate
                                                  Professor of Finance.
----------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee since 1998      Chairman, CEO, and Co-               None
62                        (Lead Trustee since     Founder of Crystal Geyser
                          2001)                   Water Company and President
                                                  of Crystal Geyser Roxane Water
                                                  Company.
----------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee since 1987      Retired. Prior thereto, President    None
71                                                of Richard M. Leach Associates
                                                  (a financial consulting firm).
----------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee since 1996      Senior Counselor to the public       None
53                                                relations firm of Himle-Horner
                                                  and Senior Fellow at the
                                                  Humphrey Institute,
                                                  Minneapolis, Minnesota (a pub-
                                                  lic policy organization).
----------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee since 1996      Principal in the law firm of         None
64                                                Willeke & Daniels.
----------------------------------------------------------------------------------------------------------

WELLS FARGO MASTER PORTFOLIOS                      OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE       PAST FIVE YEARS                      OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since        Executive Vice President of          None
45                        2003                    Wells Fargo Bank, N.A.
                                                  President of Wells Fargo Funds
                                                  Management, LLC. Senior Vice
                                                  President and Chief
                                                  Administrative Officer of Wells
                                                  Fargo Funds Management, LLC
                                                  from 2001 to 2003. Vice
                                                  President of Wells Fargo Bank,
                                                  N.A. from 1997 to 2000.
----------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer, since 2003   Senior Vice President of Wells       None
35                                                Fargo Bank, N.A. Senior Vice
                                                  President of Operations for
                                                  Wells Fargo Funds
                                                  Management, LLC. Prior there-
                                                  to, Operations Manager at
                                                  Scudder Weisel Capital, LLC
                                                  (2000 to 2001), Director of
                                                  Shareholder Services at BISYS
                                                  Fund Services (1999 to 2000)
                                                  and Assistant Vice President of
                                                  Operations with Nicholas-
                                                  Applegate Capital Management
                                                  (1993 to 1999).
----------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000   Vice President and Managing          None
44                                                Senior Counsel of Wells Fargo
                                                  Bank, N.A. Senior Vice
                                                  President and Secretary of Wells
                                                  Fargo Funds Management, LLC.
                                                  Vice President and Senior
                                                  Counsel of Wells Fargo Bank,
                                                  N.A. from 1996 to 2003.
----------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

WELLS FARGO INCOME FUNDS                                   LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depository Receipts
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
Connie Lee   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RAW          -- Revenue Anticipation Warrants
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
R&D          -- Research & Development
SFMR         -- Single Family Mortgage Revenue
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MORE INFORMATION ABOUT WELLS FARGO FUNDS(R)IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222 OR VISIT OUR WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

(C)2005 Wells Fargo Funds Management, LLC. All rights reserved.   SAR 012(01/05)
                               [GRAPHIC OMITTED]

                                                                           WELLS
                                                                           FARGO

                                                                           FUNDS

WELLS FARGO WEALTHBUILDER(SM) PORTFOLIOS

SEMI-ANNUAL REPORT


                 WELLS FARGO WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM)

                 WELLS FARGO WEALTHBUILDER EQUITY PORTFOLIO(SM)

                 WELLS FARGO WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM)

                 WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM)

                 WELLS FARGO WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM)

                 WELLS FARGO WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM)

                                                               NOVEMBER 30, 2004

                                            WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   WealthBuilder Conservative Allocation Portfolio ........................    2
   WealthBuilder Equity Portfolio .........................................    4
   WealthBuilder Growth Allocation Portfolio ..............................    6
   WealthBuilder Growth Balanced Portfolio ................................    8
   WealthBuilder Moderate Balanced Portfolio ..............................   10
   WealthBuilder Tactical Equity Portfolio ................................   12
Fund Expenses .............................................................   14
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   WealthBuilder Conservative Allocation Portfolio ........................   15
   WealthBuilder Equity Portfolio .........................................   16
   WealthBuilder Growth Allocation Portfolio ..............................   17
   WealthBuilder Growth Balanced Portfolio ................................   18
   WealthBuilder Moderate Balanced Portfolio ..............................   19
   WealthBuilder Tactical Equity Portfolio ................................   20
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................   22
   Statement of Operations ................................................   24
   Statements of Changes in Net Assets ....................................   26
   Financial Highlights ...................................................   30
Notes to Financial Statements .............................................   32
--------------------------------------------------------------------------------
Other Information .........................................................   37
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   39
--------------------------------------------------------------------------------

             -----------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -----------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                      WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to present you with this semi-annual report for the six-month period ended November 30, 2004. This report provides information regarding the six Wells Fargo WealthBuilder Portfolios, including performance highlights, the Fund managers' strategic outlook and economic and market commentary covering the period.

THREE NEW PORTFOLIOS, TWO NAME CHANGES
--------------------------------------------------------------------------------

      On September 30, 2004, WELLS FARGO FUNDS(R) introduced three new WealthBuilder Portfolios to its fund lineup and changed the names of two existing WealthBuilder Portfolios to better reflect their investment styles. The three new portfolios are: WELLS FARGO WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM) and WELLS FARGO WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM). The Wells Fargo WealthBuilder Growth Portfolio was renamed the WELLS FARGO WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM) and the Wells Fargo WealthBuilder Growth and Income Portfolio was renamed the WELLS FARGO WEALTHBUILDER EQUITY PORTFOLIO(SM). There were no changes to the WELLS FARGO WEALTHBUILDER GROWTH BALANCED Portfolio(SM).

STOCKS STAY POSITIVE, BONDS MAKE A COMEBACK
--------------------------------------------------------------------------------

      Stocks rebounded from July's steep declines, with the S&P 500 Index showing gains from August through November 2004, boosting its year-to-date returns to 7.2%. Energy stocks were top performers during the reporting period, posting double-digit gains on the strength of rising crude-oil prices. Small-cap stocks lagged mid- and large-cap stocks, while returns were the highest among the mid-cap segment during the period. In addition, value stocks outperformed growth stocks during the period. International stocks outperformed the S&P 500 Index during most of the period, propelled by both the weak U.S. dollar and the strength of the overseas markets.

      Bonds had four straight months of gains from June through September 2004, with third quarter 2004 returns being the best in two years. The rally continued through November 2004, leaving the Lehman Brothers Aggregrate Bond Index of investment-grade taxable bonds up nearly 3.4%, on track to match last year's gain of just over 4.1%. Mortgage-backed issues mainly lagged during the period, affected by the impact of declining mortgage rates on refinancing activity and prepayment risk. Asset-backed securities also lagged during the period because of their shorter duration and reduced sensitivity to interest-rate swings.

ALLOCATION MODELS UPDATE
--------------------------------------------------------------------------------

      All WealthBuilder Portfolios use an allocation strategy designed to seek specific investment objectives depending on an investor's risk profile. The Conservative Allocation, Moderate Balanced, Growth Balanced and Growth Allocation Portfolios use the Tactical Asset Allocation (TAA) Model that determines the the proportion of assets invested in stock or bond mutual funds held in these portfolios. For the Conservative Allocation Portfolio, the TAA Model maintained a 5% shift toward stocks; for the Growth Allocation and Growth Balanced Portfolios, the TAA Model maintained a 15% shift toward stocks; and for the Moderate Balanced Portfolio, the TAA Model maintained a 10% shift toward stocks.

      The Tactical Equity Portfolio uses the Tactical Equity Allocation (TEA) Model to determine the Portfolio's allocation in four different equity investment styles, depending on market conditions. The TEA Model maintained an emphasis on international, small company and value during the reporting period.

      The Equity Portfolio is not model-driven and the Portfolio maintained its diversification among different equity styles seeking enhanced performance while managing risk.

INVESTING FOR THE LONG TERM
--------------------------------------------------------------------------------

      During all market conditions, we believe that investors should consider maintaining a portfolio that is diversified among stocks and bonds and keeping a long-term perspective. While diversification may not prevent losses in a market downturn, it may help reduce them and keep you on track to reach your financial goals. You may wish to review your investment portfolio with an investment professional.

      Thank you for choosing WELLS FARGO FUNDS. We appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit us at WWW.WELLSFARGOFUNDS.COM.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO WEALTHBUILDER PORTFOLIOS                      PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO (the Portfolio) seeks current income with a secondary emphasis on capital appreciation.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Galen Blomster, CFA                     9/30/04
   Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 1.90%(1) for the two-month period ended November 30, 2004, since its inception on September 30, 2004, excluding sales charges, underperforming the S&P 500 Index(2), which returned 5.63% and outperforming the Lehman Brothers U.S. Government/Credit Index(3), which returned (0.26)% during the same period.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      During much of 2004, the U.S. financial markets focused on a series of events that raised the level of uncertainty regarding the strength of the ongoing economic expansion. These events included the war in Iraq, slowing consumer spending, record energy prices and earnings warnings from the health care and technology industries. The pessimistic tone lifted late in the period and stock prices rebounded nicely, outperforming bonds. The stronger equity returns in November, and the Portfolio's increased tactical exposure to this sector, helped to offset sluggish bond market returns for the period. Small cap stocks significantly outperformed large cap stocks during the two-month period. Continued weakness in the U.S. dollar allowed international stocks to significantly outperform domestic stocks. Among larger cap stocks, value stocks performed better than their growth counterparts during the two-month period.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As of November 30, 2004, the assets of the Portfolio were invested in fourteen different stock and bond mutual funds. The bond investing styles included government, agency, mortgage-backed, corporate and international. The equity styles were large company growth, large company value, small company and international. Of the 14 mutual funds in the Portfolio, seven were WELLS FARGO FUNDS; Massachusetts Financial Services and Oppenheimer each managed two of the funds; and each of the remaining three were managed by one of the following:
AIM, Fidelity and ING.

      There were no significant changes to the Portfolio's holdings during the two-month period. The Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds, maintained a 5% shift toward stocks throughout the two-month period. In implementing the shift toward stocks, the target allocation of the Portfolio's underlying assets became 25% stocks and 75% bonds.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The TAA Model indicates that stocks continue to be compellingly attractive relative to bonds. As a result, the Portfolio will maintain an overweighting in stocks until the relative valuation between stocks and bonds shifts.


      THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INVESTMENTS IN SMALLER AND/OR NEWER COMPANIES BECAUSE THEIR SHARES TEND TO BE LESS LIQUID THAN SECURITIES OF LARGER COMPANIES. FURTHER, SHARES OF SMALL AND NEW COMPANIES ARE GENERALLY MORE SENSITIVE TO PURCHASE AND SALE TRANSACTIONS AND CHANGES IN THE ISSUER'S FINANCIAL CONDITION AND, THEREFORE, THE PRICES OF SUCH STOCKS MAY BE MORE VOLATILE THAN THOSE OF LARGER COMPANY STOCKS.

      INVESTING IN FOREIGN SECURITIES PRESENTS CERTAIN RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES. FOR EXAMPLE, INVESTMENTS IN FOREIGN AND EMERGING MARKETS PRESENT SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATION, THE POTENTIAL FOR DIPLOMATIC AND POLITICAL INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2004, and are those of the Portfolio's managers.The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO.

(1) The Portfolio's Adviser has committed through September 30, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio.Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Portfolio's returns would have been lower.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility,and transportation companies listed or traded on national exchanges or over-the-counter markets.You cannot invest directly in an index.

(3) The Lehman Brothers U.S.Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S.Government Index and the Lehman Brothers U.S.Credit Index.The Lehman Brothers U.S.Government Index is composed of U.S.Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies.The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                      WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1)  (%) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                 Including Sales Charge     Excluding Sales Charge
                                                                 ----------------------     ----------------------
                                                                         Life of                   Life of
                                                                       Portfolio*                 Portfolio*
------------------------------------------------------------------------------------------------------------------
   WELLS FARGO WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO            0.37                       1.90
------------------------------------------------------------------------------------------------------------------
   Benchmarks
------------------------------------------------------------------------------------------------------------------
     S&P 500 Index(2)                                                                                5.63
------------------------------------------------------------------------------------------------------------------
     Lehman Brothers U.S. Government/Credit Index(3)                                                (0.26)

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE PORTFOLIOS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%.

                                                                MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(4)
CHARACTERISTICS(4) (AS OF NOVEMBER 30, 2004)                    (AS OF NOVEMBER 30, 2004)
------------------------------------------------------------    ---------------------------------------------------------------
   Portfolio Turnover                                    3%        Wells Fargo Montgomery Short Duration Government
------------------------------------------------------------    ---------------------------------------------------------------
   Net Asset Value (NAV)                            $10.19         Bond Fund(SM)                                            29%
                                                                ---------------------------------------------------------------
                                                                   Wells Fargo Montgomery Total Return Bond Fund(SM)        20%
                                                                ---------------------------------------------------------------
                                                                   Wells Fargo Intermediate Government Income Fund          15%
                                                                ---------------------------------------------------------------
                                                                   Wells Fargo Large Cap Value Portfolio                     6%
                                                                ---------------------------------------------------------------
                                                                   MFS High Income Fund                                      5%
                                                                ---------------------------------------------------------------
                                                                   Oppenheimer International Bond Fund                       5%
                                                                ---------------------------------------------------------------
                                                                   Wells Fargo Large Company Growth Portfolio                4%
                                                                ---------------------------------------------------------------
                                                                   AIM Blue Chip Fund                                        4%
                                                                ---------------------------------------------------------------
                                                                   MFS Strategic Value Fund                                  3%
                                                                ---------------------------------------------------------------
                                                                   ING International Value Fund                              2%
                                                                ---------------------------------------------------------------
                                                                   Fidelity Advisor Diversified International Fund           2%
                                                                ---------------------------------------------------------------
                                                                   Wells Fargo Small Company Value Portfolio                 2%
                                                                ---------------------------------------------------------------
                                                                   Wells Fargo Montgomery Small Cap Fund(SM)                 2%
                                                                ---------------------------------------------------------------
                                                                   Oppenheimer Main Street Small Cap Fund                    1%

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
EFFECTIVE ALLOCATION(4) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

           Stock Funds  25%
           Bond Funds   75%

--------------------------------------------------------------------------------
(4)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO WEALTHBUILDER PORTFOLIOS                      PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO WEALTHBUILDER EQUITY PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO WEALTHBUILDER EQUITY PORTFOLIO (the Portfolio), formerly the Wells Fargo WealthBuilder Growth and Income Portfolio (name changed on 9/30/04), seeks long-term capital appreciation with no emphasis on income.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Galen Blomster, CFA                    10/1/97
   Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 7.58%(1) for the six-month period ended November 30, 2004, excluding sales charges, outperforming its benchmark, the S&P 500 Index(2), which returned 5.67% for the same period.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      During much of the six-month period, the U.S. financial markets focused on a series of events that raised the level of uncertainty regarding the strength of the ongoing economic expansion. These events included the war in Iraq, slowing consumer spending, record energy prices and earnings warnings from the health care and technology industries. The pessimistic tone lifted late in the period as stock prices rebounded nicely and bond yields rose. Small cap stocks significantly outperformed large cap stocks during the six-month period. Continued weakness in the U.S. dollar allowed international stocks to significantly outperform domestic stocks. Among larger cap stocks, value stocks performed significantly better than their growth counterparts during the period. The Portfolio's performance was lifted by strong equity market returns late in the period as well as its diversified exposure to the major sectors of the stock market.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As of November 30, 2004, the assets of the Portfolio were invested in nine different equity mutual funds--four were WELLS FARGO FUNDS and each of the remaining five were managed by one of the following: Massachusetts Financial Services, Fidelity, Oppenheimer, AIM and ING. There were no significant changes to the Portfolio's holdings during the six-month period.

      The Portfolio seeks enhanced performance with reduced volatility through diversification among different equity investing styles. As of November 30, 2004, 30% of the assets were invested in the large company growth style, 30% in the large company value style, 20% in the small company style and 20% in the international style.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      While we continue to believe that the underlying trends in the economy are quite strong and bode well for continued expansion into 2005 and beyond, we are anticipating that the financial markets will likely remain volatile due to concerns over the decline in the dollar, rising inflation and interest rate increases. During heightened equity market volatility and rapid changes in market leadership, based on what we have seen over the past several years, we believe maintaining a long-term strategic asset allocation with broad diversification can prove beneficial.

      THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INVESTMENTS IN SMALLER AND/OR NEWER COMPANIES BECAUSE THEIR SHARES TEND TO BE LESS LIQUID THAN SECURITIES OF LARGER COMPANIES. FURTHER, SHARES OF SMALL AND NEW COMPANIES ARE GENERALLY MORE SENSITIVE TO PURCHASE AND SALE TRANSACTIONS AND CHANGES IN THE ISSUER'S FINANCIAL CONDITION AND, THEREFORE, THE PRICES OF SUCH STOCKS MAY BE MORE VOLATILE THAN THOSE OF LARGER COMPANY STOCKS.

      INVESTING IN FOREIGN SECURITIES PRESENTS CERTAIN RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES. FOR EXAMPLE, INVESTMENTS IN FOREIGN AND EMERGING MARKETS PRESENT SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATION, THE POTENTIAL FOR DIPLOMATIC AND POLITICAL INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2004, and are those of the Portfolio's managers.The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO WEALTHBUILDER EQUITY PORTFOLIO.

(1) The Portfolio's Adviser has committed through September 30, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio.Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Portfolio's returns would have been lower.

      Performance shown for the WELLS FARGO WEALTHBUILDER EQUITY PORTFOLIO for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth and Income Portfolio, its predecessor portfolio. Effective the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility,and transportation companies listed or traded on national exchanges or over-the-counter markets.You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                      WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                        Including Sales Charge                        Excluding Sales Charge
                                                -----------------------------------------    ---------------------------------------
                                                                                 Life of                                    Life of
                                                  6-Month*  1-Year     5-Year   Portfolio    6-Month*   1-Year   5-Year    Portfolio
------------------------------------------------------------------------------------------------------------------------------------
  WELLS FARGO WEALTHBUILDER EQUITY PORTFOLIO        5.96     11.67     (1.92)     2.69        7.58      13.37    (1.62)      2.91
------------------------------------------------------------------------------------------------------------------------------------
   Benchmark
------------------------------------------------------------------------------------------------------------------------------------
     S&P 500 Index(2)                                                                         5.67      12.85    (1.83)      4.58
------------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE PORTFOLIOS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%.

                                                                MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(3)
CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2004)                    (AS OF NOVEMBER 30, 2004)
------------------------------------------------------------    ---------------------------------------------------------------
   Portfolio Turnover                                   76%        Wells Fargo Large Cap Value Portfolio                    19%
------------------------------------------------------------    ---------------------------------------------------------------
   Net Asset Value (NAV)                            $11.36         Wells Fargo Large Company Growth Portfolio               15%
                                                                ---------------------------------------------------------------
                                                                     AIM Blue Chip Fund                                     15%
                                                                ---------------------------------------------------------------
                                                                     ING International Value Fund                           11%
                                                                ---------------------------------------------------------------
                                                                     MFS Strategic Value Fund                               10%
                                                                ---------------------------------------------------------------
                                                                     Fidelity Advisor Diversified International Fund        10%
                                                                ---------------------------------------------------------------
                                                                     Oppenheimer Main Street Small Cap Fund                  7%
                                                                ---------------------------------------------------------------
                                                                     Wells Fargo Small Company Value Portfolio               7%
                                                                ---------------------------------------------------------------
                                                                     Wells Fargo Montgomery Small Cap Fund(SM)               6%
                                                                ---------------------------------------------------------------

WEALTHBUILDER EQUITY PORTFOLIO ALLOCATION(3)
(AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

        International           20%
        Large Company Growth    30%
        Small Company           20%
        Large Company Value     30%

GROWTH OF $10,000 INVESTMENT(4) (AS OF NOVEMBER 30,2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              WELLS FARGO
                         WEALTHBUILDER EQUITY
                               PORTFOLIO           S&P 500 INDEX

              10/1/1997           9,850                10,000
             10/31/1997           9,446                 9,666
             11/30/1997           9,584                10,114
             12/31/1997           9,727                10,287
              1/31/1998           9,835                10,401
              2/28/1998          10,456                11,151
              3/31/1998          10,929                11,721
              4/30/1998          11,067                11,841
              5/31/1998          10,811                11,637
              6/30/1998          10,949                12,110
              7/31/1998          10,604                11,981
              8/31/1998           8,948                10,250
              9/30/1998           9,293                10,907
             10/31/1998           9,963                11,794
             11/30/1998          10,584                12,509
             12/31/1998          11,154                13,229
              1/31/1999          11,480                13,782
              2/28/1999          11,085                13,353
              3/31/1999          11,509                13,888
              4/30/1999          12,003                14,425
              5/31/1999          11,795                14,085
              6/30/1999          12,456                14,866
              7/31/1999          12,239                14,402
              8/31/1999          12,081                14,331
              9/30/1999          11,884                13,938
             10/31/1999          12,565                14,820
             11/30/1999          13,127                15,121
             12/31/1999          14,198                16,012
              1/31/2000          13,760                15,208
              2/29/2000          14,088                14,921
              3/31/2000          15,024                16,380
              4/30/2000          14,536                15,887
              5/31/2000          14,038                15,561
              6/30/2000          14,775                15,946
              7/31/2000          14,457                15,697
              8/31/2000          15,323                16,672
              9/30/2000          14,715                15,791
             10/31/2000          14,447                15,725
             11/30/2000          13,292                14,486
             12/31/2000          13,773                14,557
              1/31/2001          13,899                15,074
              2/28/2001          12,592                13,700
              3/31/2001          11,567                12,833
              4/30/2001          12,550                13,829
              5/31/2001          12,581                13,922
              6/30/2001          12,288                13,583
              7/31/2001          12,006                13,450
              8/31/2001          11,358                12,610
              9/30/2001          10,207                11,592
             10/31/2001          10,542                11,813
             11/30/2001          11,222                12,720
             12/31/2001          11,499                12,831
              1/31/2002          11,200                12,644
              2/28/2002          10,892                12,400
              3/31/2002          11,445                12,866
              4/30/2202          10,988                12,087
              5/31/2002          10,775                11,997
              6/30/2002          10,061                11,143
              7/31/2002           8,965                10,275
              8/31/2002           8,986                10,342
              9/30/2002           7,996                 9,219
             10/31/2002           8,603                10,029
             11/30/2002           9,135                10,619
             12/31/2002           8,592                 9,995
              1/31/2003           8,283                 9,734
              2/28/2003           8,092                 9,588
              3/31/2003           8,102                 9,680
              4/30/2003           8,794                10,478
              5/31/2003           9,359                11,029
              6/30/2003           9,486                11,170
              7/31/2003           9,763                11,367
              8/31/2003           9,997                11,589
              9/30/2003           9,859                11,466
             10/31/2003          10,487                12,114
             11/30/2003          10,668                12,220
             12/31/2003          11,115                12,861
              1/31/2004          11,360                13,097
              2/29/2004          11,531                13,279
              3/31/2004          11,477                13,079
              4/30/2004          11,115                12,873
              5/31/2004          11,243                13,050
              6/30/2004          11,499                13,303
              7/31/2004          10,998                12,863
              8/31/2004          10,956                12,914
              9/30/2004          11,222                13,054
             10/31/2004          11,488                13,253
             11/30/2004          12,095                13,790

(3)   Portfolio holdings and characteristics are subject to change.

(4) The chart compares the performance of the WELLS FARGO WEALTHBUILDER EQUITY PORTFOLIO for the life of the Portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO WEALTHBUILDER PORTFOLIOS                      PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO (the Portfolio) seeks capital appreciation with a secondary emphasis on current income.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Galen Blomster, CFA                     9/30/04
   Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 6.00%(1) for the two-month period ended November 30, 2004, since its inception on September 30, 2004, excluding sales charges, outperforming the S&P 500 Index(2) , which returned 5.63% and outperforming the Lehman Brothers U.S. Government/Credit Index(3) , which returned (0.26)% during the same period.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      During much of 2004, the U.S. financial markets focused on a series of events that raised the level of uncertainty regarding the strength of the ongoing economic expansion. These events included the war in Iraq, slowing consumer spending, record energy prices and earnings warnings from the health care and technology industries. The pessimistic tone lifted late in the period as stock prices rebounded nicely, outperforming bonds. The stronger equity returns in November, and the portfolio's increased tactical shift toward stocks, helped the portfolio post strong returns for the period. Small cap stocks significantly outperformed large cap stocks during the two-month period. Continued weakness in the U.S. dollar allowed international stocks to significantly outperform domestic stocks. Among larger cap stocks, value stocks performed better than their growth counterparts during the two-month period.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As of November 30, 2004, the assets of the Portfolio were invested in ten different stock and bond mutual funds. The bond investing styles included government, agency, mortgage-backed, corporate and international. The equity styles were large company growth, large company value, small company and international. Of the ten mutual funds in the Portfolio, five were WELLS FARGO FUNDS, and each of the remaining five were managed by one of the following:
Massachusetts Financial Services, Oppenheimer, AIM, Fidelity and ING. There were no significant changes to the Portfolio's holdings during the two-month period.

      The Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds, maintained a 15% shift toward stocks throughout the two-month period. In implementing the shift toward stocks, the target allocation of the Portfolio's underlying assets became 95% stocks and 5% bonds.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The TAA Model indicates that stocks continue to be compellingly attractive relative to bonds. As a result, the Portfolio will maintain its overweighting in stocks until the relative valuation between stocks and bonds shifts.

      THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INVESTMENTS IN SMALLER AND/OR NEWER COMPANIES BECAUSE THEIR SHARES TEND TO BE LESS LIQUID THAN SECURITIES OF LARGER COMPANIES. FURTHER, SHARES OF SMALL AND NEW COMPANIES ARE GENERALLY MORE SENSITIVE TO PURCHASE AND SALE TRANSACTIONS AND CHANGES IN THE ISSUER'S FINANCIAL CONDITION AND, THEREFORE, THE PRICES OF SUCH STOCKS MAY BE MORE VOLATILE THAN THOSE OF LARGER COMPANY STOCKS.

      INVESTING IN FOREIGN SECURITIES PRESENTS CERTAIN RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES. FOR EXAMPLE, INVESTMENTS IN FOREIGN AND EMERGING MARKETS PRESENT SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATION, THE POTENTIAL FOR DIPLOMATIC AND POLITICAL INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2004, and are those of the Portfolio's managers.The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO.

(1) The Portfolio's Adviser has committed through September 30, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio.Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Portfolio's returns would have been lower.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility,and transportation companies listed or traded on national exchanges or over-the-counter markets.You cannot invest directly in an index.

(3) The Lehman Brothers U.S.Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S.Government Index and the Lehman Brothers U.S.Credit Index.The Lehman Brothers U.S.Government Index is composed of U.S.Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies.The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                      WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                     Including Sales Charge     Excluding Sales Charge
                                                                     ----------------------     ----------------------
                                                                            Life of                     Life of
                                                                           Portfolio*                 Portfolio*
----------------------------------------------------------------------------------------------------------------------
   WELLS FARGO WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO                      4.41                        6.00
----------------------------------------------------------------------------------------------------------------------
   Benchmarks
----------------------------------------------------------------------------------------------------------------------
     S&P 500 Index(2)                                                                                     5.63
----------------------------------------------------------------------------------------------------------------------
     Lehman Brothers U.S. Government/Credit Index(3)                                                     (0.26)

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE PORTFOLIOS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%.

                                                                 MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(4)
CHARACTERISTICS(4) (AS OF NOVEMBER 30, 2004)                     (AS OF NOVEMBER 30, 2004)
-----------------------------------------------------------      -------------------------------------------------------------------
     Portfolio Turnover                                 11%            Wells Fargo Large Cap Value Portfolio                  20%
-----------------------------------------------------------      -------------------------------------------------------------------
     Net Asset Value (NAV)                          $10.60             Wells Fargo Large Company Growth Portfolio             16%
                                                                 -------------------------------------------------------------------
                                                                       AIM Blue Chip Fund                                     16%
                                                                 -------------------------------------------------------------------
                                                                       MFS Strategic Value Fund                               12%
                                                                 -------------------------------------------------------------------
                                                                       ING International Value Fund                            8%
                                                                 -------------------------------------------------------------------
                                                                       Fidelity Advisor Diversified International Fund         8%
                                                                 -------------------------------------------------------------------
                                                                       Oppenheimer Main Street Small Cap Fund                  5%
                                                                 -------------------------------------------------------------------
                                                                       Wells Fargo Small Company Value Portfolio               5%
                                                                 -------------------------------------------------------------------
                                                                       Wells Fargo Montgomery Small Cap Fund(SM)               5%
                                                                 -------------------------------------------------------------------
                                                                       Wells Fargo Montgomery Total Return Bond Fund (SM)      5%

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO EFFECTIVE
ALLOCATION(4) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

      Bond Funds        5%
      Stock Funds      95%

--------------------------------------------------------------------------------
(4)   Portfolio holdings and characteristics are subject to change. 61954-9 7

WELLS FARGO WEALTHBUILDER PORTFOLIOS                      PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO (the Portfolio) seeks a combination of capital appreciation and current income.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Galen Blomster, CFA                    10/1/97
   Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 6.19%(1) for the six-month period ended November 30, 2004, excluding sales charges, outperforming the S&P 500 Index(2) , which returned 5.67% and outperforming the Lehman Brothers U.S. Government/Credit Index(3), which returned 3.72% during the same period.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      During much of the six-month period, the U.S. financial markets focused on a series of events that raised the level of uncertainty regarding the strength of the ongoing economic expansion. These events included the war in Iraq, slowing consumer spending, record energy prices and earnings warnings from the health care and technology industries. The pessimistic tone lifted late in the period as stock prices rebounded nicely, outperforming bonds. Small cap stocks significantly outperformed large cap stocks during the six-month period. Continued weakness in the U.S. dollar allowed international stocks to significantly outperform domestic stocks. Among larger cap stocks, value stocks performed significantly better than their growth counterparts during the period. The Portfolio's tactical shift toward stocks, as well as its broad diversification among sectors of the market, helped it to generate solid returns as the stock market rebounded in late summer 2004.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As of November 30, 2004, the assets of the Portfolio were invested in thirteen different stock and bond mutual funds. The bond investing styles included government, agency, mortgage-backed, corporate and international. The equity styles were large company growth, large company value, small company and international. Of the 13 mutual funds in the Portfolio, six were WELLS FARGO FUNDS; Massachusetts Financial Services and Oppenheimer each managed two of the funds; and each of the remaining three were managed by one of the following:
AIM, Fidelity and ING. There were no significant changes to the Portfolio's holdings during the six-month period.

      The Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds, maintained a 15% shift toward stocks throughout the six-month period. In implementing the shift toward stocks, the Fund employed a hedged futures overlay transaction, thus keeping the Portfolio's underlying assets near their long-term strategic allocation of 65% stocks and 35% bonds. With the shift toward stocks, the Portfolio maintained a long position in the S&P 500 Index futures and was short the long-term U.S. Treasury bond futures. During the futures overlay, the Fund had an effective target allocation of 80% stocks and 20% bonds.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The TAA Model indicates that stocks continue to be compellingly attractive relative to bonds. As a result, the Portfolio will maintain its overweighting in stocks until the relative valuation between stocks and bonds shifts.

      THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INVESTMENTS IN SMALLER AND/OR NEWER COMPANIES BECAUSE THEIR SHARES TEND TO BE LESS LIQUID THAN SECURITIES OF LARGER COMPANIES. FURTHER, SHARES OF SMALL AND NEW COMPANIES ARE GENERALLY MORE SENSITIVE TO PURCHASE AND SALE TRANSACTIONS AND CHANGES IN THE ISSUER'S FINANCIAL CONDITION AND, THEREFORE, THE PRICES OF SUCH STOCKS MAY BE MORE VOLATILE THAN THOSE OF LARGER COMPANY STOCKS.

      INVESTING IN FOREIGN SECURITIES PRESENTS CERTAIN RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES. FOR EXAMPLE, INVESTMENTS IN FOREIGN AND EMERGING MARKETS PRESENT SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATION, THE POTENTIAL FOR DIPLOMATIC AND POLITICAL INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2004, and are those of the Portfolio's managers.The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO.

(1) The Portfolio's Adviser has committed through September 30, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio.Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Portfolio's returns would have been lower.

      Performance shown for the WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO for periods prior to November 8, 1999, reflects performance of the Norwest Advantage WealthBuilder II Growth Balanced Portfolio, its predecessor portfolio. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility,and transportation companies listed or traded on national exchanges or over-the-counter markets.You cannot invest directly in an index.

(3) The Lehman Brothers U.S.Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S.Government Index and the Lehman Brothers U.S.Credit Index.The Lehman Brothers U.S.Government Index is composed of U.S.Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies.The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                      WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                          Including Sales Charge                    Excluding Sales Charge
                                                      --------------------------------------  -------------------------------------
                                                                                    Life of                                Life of
                                                       6-Month*   1-Year   5-Year  Portfolio  6-Month*  1-Year   5-Year   Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
 WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO     4.60      9.34     1.23     4.37       6.19     11.00     1.53      4.59
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmarks
-----------------------------------------------------------------------------------------------------------------------------------
     The S&P 500 Index(2)                                                                       5.67     12.85    (1.83)     4.58
-----------------------------------------------------------------------------------------------------------------------------------
     Lehman Brothers U.S. Government/Credit Index(3)                                            3.72      4.11     7.64      6.85
-----------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE PORTFOLIOS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%.

                                                                MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(4)
CHARACTERISTICS(4) (AS OF NOVEMBER 30, 2004)                    (AS OF NOVEMBER 30, 2004)
-------------------------------------------------------------   ------------------------------------------------------------
     Portfolio Turnover                                 88%        Wells Fargo Intermediate Government Income Fund     13%
-------------------------------------------------------------   ------------------------------------------------------------
     Net Asset Value (NAV)                          $11.84         Wells Fargo Large Cap Value Portfolio               13%
                                                                ------------------------------------------------------------
                                                                   Wells Fargo Montgomery Total Return Bond Fund(SM)   12%
                                                                ------------------------------------------------------------
                                                                   AIM Blue Chip Fund                                  10%
                                                                ------------------------------------------------------------
                                                                   Wells Fargo Large Company Growth Portfolio           9%
                                                                ------------------------------------------------------------
                                                                   ING International Value Fund                         7%
                                                                ------------------------------------------------------------
                                                                   MFS Strategic Value Fund                             7%
                                                                ------------------------------------------------------------
                                                                   Fidelity Advisor Diversified International Fund      6%
                                                                ------------------------------------------------------------
                                                                   MFS High Income Fund                                 5%
                                                                ------------------------------------------------------------
                                                                   Oppenheimer International Bond Fund                  5%
                                                                ------------------------------------------------------------
                                                                   Wells Fargo Small Company Value Portfolio            5%
                                                                ------------------------------------------------------------
                                                                   Oppenheimer Main Street Small Cap Fund               4%
                                                                ------------------------------------------------------------
                                                                   Wells Fargo Montgomery Small Cap Fund(SM)            4%
                                                                ------------------------------------------------------------

WEALTHBUILDER GROWTH BALANCED PORTFOLIO EFFECTIVE ALLOCATION(4)
(AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

        Bond Funds     20%
        Stock Funds    80%

GROWTH OF $10,000 INVESTMENT(5) (AS OF NOVEMBER 30,2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     WELLS FARGO
                WEALTHBUILDER GROWTH                      LEHMAN BROTHERS U.S.
                 BALANCED PORTFOLIO      S&P 500 INDEX     GOV'T/CREDIT INDEX

 10/1/1997              $9,850             $10,000             $10,000
10/31/1997              $9,811              $9,666             $10,160
11/30/1997              $9,820             $10,114             $10,214
12/31/1997              $9,912             $10,287             $10,321
 1/31/1998              $9,971             $10,401             $10,466
 2/28/1998             $10,386             $11,151             $10,445
 3/31/1998             $10,702             $11,721             $10,477
 4/30/1998             $10,811             $11,841             $10,530
 5/31/1998             $10,673             $11,637             $10,643
 6/30/1998             $10,762             $12,110             $10,751
 7/31/1998             $10,554             $11,981             $10,760
 8/31/1998              $9,418             $10,250             $10,970
 9/30/1998              $9,714             $10,907             $11,284
10/31/1998             $10,356             $11,794             $11,204
11/30/1998             $10,910             $12,509             $11,271
12/31/1998             $11,419             $13,229             $11,299
 1/31/1999             $11,668             $13,782             $11,379
 2/28/1999             $11,310             $13,353             $11,108
 3/31/1999             $11,608             $13,888             $11,164
 4/30/1999             $11,956             $14,425             $11,191
 5/31/1999             $11,767             $14,085             $11,076
 6/30/1999             $12,175             $14,866             $11,041
 7/31/1999             $12,026             $14,402             $11,011
 8/31/1999             $11,896             $14,331             $11,002
 9/30/1999             $11,797             $13,938             $11,101
10/31/1999             $12,235             $14,820             $11,130
11/30/1999             $12,593             $15,121             $11,124
12/31/1999             $13,070             $16,012             $11,056
 1/31/2000             $12,824             $15,208             $11,053
 2/29/2000             $13,070             $14,921             $11,191
 3/31/2000             $13,582             $16,380             $11,353
 4/30/2000             $13,295             $15,887             $11,298
 5/31/2000             $13,029             $15,561             $11,288
 6/30/2000             $13,500             $15,946             $11,518
 7/31/2000             $13,387             $15,697             $11,640
 8/31/2000             $13,858             $16,672             $11,804
 9/30/2000             $13,561             $15,791             $11,849
10/31/2000             $13,428             $15,725             $11,923
11/30/2000             $12,947             $14,486             $12,127
12/31/2000             $13,346             $14,557             $12,366
 1/31/2001             $13,500             $15,074             $12,574
 2/28/2001             $12,708             $13,700             $12,703
 3/31/2001             $12,048             $12,833             $12,762
 4/30/2001             $12,840             $13,829             $12,666
 5/31/2001             $12,862             $13,922             $12,739
 6/30/2001             $12,653             $13,583             $12,800
 7/31/2001             $12,543             $13,450             $13,119
 8/31/2001             $12,147             $12,610             $13,287
 9/30/2001             $11,288             $11,592             $13,410
10/31/2001             $11,563             $11,813             $13,750
11/30/2001             $12,202             $12,720             $13,524
12/31/2001             $12,399             $12,831             $13,418
 1/31/2002             $12,141             $12,644             $13,516
 2/28/2002             $11,905             $12,400             $13,631
 3/31/2002             $12,343             $12,866             $13,354
 4/30/2002             $12,085             $12,087             $13,613
 5/31/2002             $11,950             $11,997             $13,739
 6/30/2002             $11,466             $11,143             $13,855
 7/31/2002             $10,511             $10,275             $14,022
 8/31/2002             $10,511             $10,342             $14,337
 9/30/2002              $9,634              $9,219             $14,645
10/31/2002             $10,230             $10,029             $14,505
11/30/2002             $10,758             $10,619             $14,514
12/31/2002             $10,233              $9,995             $14,898
 1/31/2003              $9,972              $9,734             $14,898
 2/28/2003              $9,790              $9,588             $15,163
 3/31/2003              $9,836              $9,680             $15,143
 4/30/2003             $10,516             $10,478             $15,305
 5/31/2003             $10,981             $11,029             $15,740
 6/30/2003             $11,117             $11,170             $15,677
 7/31/2003             $11,424             $11,367             $15,020
 8/31/2003             $11,628             $11,589             $15,119
 9/30/2003             $11,469             $11,466             $15,598
10/31/2003             $12,070             $12,114             $15,401
11/30/2003             $12,241             $12,220             $15,442
12/31/2003             $12,715             $12,861             $15,594
 1/31/2004             $12,921             $13,097             $15,736
 2/29/2004             $13,048             $13,279             $15,928
 3/31/2004             $12,990             $13,079             $16,075
 4/30/2004             $12,703             $12,873             $15,581
 5/31/2004             $12,795             $13,050             $15,502
 6/30/2004             $13,025             $13,303             $15,565
 7/31/2004             $12,589             $12,863             $15,730
 8/31/2004             $12,566             $12,914             $16,064
 9/30/2004             $12,784             $13,054             $16,120
10/31/2004             $13,013             $13,253             $16,260
11/30/2004             $13,587             $13,790             $16,080

--------------------------------------------------------------------------------
(4)   Portfolio holdings and characteristics are subject to change.

(5) The chart compares the performance of the WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO for the life of the Portfolio with the S&P 500 Index and the Lehman Brothers U.S.Government/Credit Index.The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO WEALTHBUILDER PORTFOLIOS                      PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO WEALTHBUILDER MODERATE BALANCED PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO WEALTHBUILDER MODERATE BALANCED PORTFOLIO (the Portfolio) seeks a combination of current income and capital appreciation.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Galen Blomster, CFA                    9/30/04
   Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 3.50%(1) for the two-month period ended November 30, 2004, since its inception on September 30, 2004, excluding sales charges, underperforming the S&P 500 Index(2), which returned 5.63% and outperforming the Lehman Brothers U.S. Government/Credit Index(3), which returned (0.26)% during the same period.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      During much of 2004, the U.S. financial markets focused on a series of events that raised the level of uncertainty regarding the strength of the ongoing economic expansion. These events included the war in Iraq, slowing consumer spending, record energy prices and earnings warnings from the health care and technology industries. The pessimistic tone lifted late in the period as stock prices rebounded nicely, outperforming bonds. The stronger equity returns in November, and the Portfolio's increased tactical exposure to this sector, helped to offset sluggish bond market returns for the period. Small cap stocks significantly outperformed large cap stocks during the two-month period. Continued weakness in the U.S. dollar allowed international stocks to significantly outperform domestic stocks. Among larger cap stocks, value stocks performed better than their growth counterparts during the two-month period.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As of November 30, 2004, the assets of the Portfolio were invested in fourteen different stock and bond mutual funds. The bond investing styles included government, agency, mortgage-backed, corporate and international. The equity styles were large company growth, large company value, small company and international. Of the 14 mutual funds in the Portfolio, seven were WELLS FARGO FUNDS; Massachusetts Financial Services and Oppenheimer each managed two of the funds; and each of the remaining three were managed by one of the following:
AIM, Fidelity and ING. There were no significant changes to the Portfolio's holdings during the two-month period.

      The Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds, maintained a 10% shift toward stocks throughout the two-month period. In implementing the shift toward stocks, the target allocation of the Portfolio's underlying assets became 50% stocks and 50% bonds.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The TAA Model indicates that stocks continue to be compellingly attractive relative to bonds. As a result, the Portfolio will maintain an overweighting in stocks until the relative valuation between stocks and bonds shifts.

      THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INVESTMENTS IN SMALLER AND/OR NEWER COMPANIES BECAUSE THEIR SHARES TEND TO BE LESS LIQUID THAN SECURITIES OF LARGER COMPANIES. FURTHER, SHARES OF SMALL AND NEW COMPANIES ARE GENERALLY MORE SENSITIVE TO PURCHASE AND SALE TRANSACTIONS AND CHANGES IN THE ISSUER'S FINANCIAL CONDITION AND, THEREFORE, THE PRICES OF SUCH STOCKS MAY BE MORE VOLATILE THAN THOSE OF LARGER COMPANY STOCKS.

      INVESTING IN FOREIGN SECURITIES PRESENTS CERTAIN RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES. FOR EXAMPLE, INVESTMENTS IN FOREIGN AND EMERGING MARKETS PRESENT SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATION, THE POTENTIAL FOR DIPLOMATIC AND POLITICAL INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2004, and are those of the Portfolio's managers.The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO WEALTHBUILDER MODERATE BALANCED PORTFOLIO.

(1) The Portfolio's Adviser has committed through September 30, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio.Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Portfolio's returns would have been lower.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility,and transportation companies listed or traded on national exchanges or over-the-counter markets.You cannot invest directly in an index.

(3) The Lehman Brothers U.S.Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S.Government Index and the Lehman Brothers U.S.Credit Index.The Lehman Brothers U.S.Government Index is composed of U.S.Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies.The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                      WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                             Including Sales Charge    Excluding Sales Charge
                                                           ------------------------   -------------------------
                                                                    Life of                    Life of
                                                                   Portfolio*                Portfolio*
---------------------------------------------------------------------------------------------------------------
   WELLS FARGO WEALTHBUILDER MODERATE BALANCED PORTFOLIO              1.95                       3.50
---------------------------------------------------------------------------------------------------------------
   Benchmarks
---------------------------------------------------------------------------------------------------------------
     S&P 500 Index(2)                                                                            5.63
---------------------------------------------------------------------------------------------------------------
     Lehman Brothers U.S. Government/Credit Index(3)                                            (0.26)
---------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE PORTFOLIOS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%.

                                                                  MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(4)
CHARACTERISTICS(4) (AS OF NOVEMBER 30, 2004)                      (AS OF NOVEMBER 30, 2004)
------------------------------------------------------------      -----------------------------------------------------------------
     Portfolio Turnover                                  6%          Wells Fargo Montgomery Short Duration Government
------------------------------------------------------------         Bond Fund(SM)                                            19%
     Net Asset Value (NAV)                          $10.35        -----------------------------------------------------------------
                                                                     Wells Fargo Montgomery Total Return Bond Fund(SM)        14%
                                                                  -----------------------------------------------------------------
                                                                     Wells Fargo Large Cap Value Portfolio                    11%
                                                                  -----------------------------------------------------------------
                                                                     Wells Fargo Large Company Growth Portfolio                9%
                                                                  -----------------------------------------------------------------
                                                                     AIM Blue Chip Fund                                        9%
                                                                  -----------------------------------------------------------------
                                                                     MFS Strategic Value Fund                                  6%
                                                                  -----------------------------------------------------------------
                                                                     Oppenheimer International Bond Fund                       5%
                                                                  -----------------------------------------------------------------
                                                                     Wells Fargo Intermediate Government Income Fund           5%
                                                                  -----------------------------------------------------------------
                                                                     MFS High Income Fund                                      5%
                                                                  -----------------------------------------------------------------
                                                                     ING International Value Fund                              4%
                                                                  -----------------------------------------------------------------
                                                                     Fidelity Advisor Diversified International Fund           4%
                                                                  -----------------------------------------------------------------
                                                                     Oppenheimer Main Street Small Cap Fund                    3%
                                                                  -----------------------------------------------------------------
                                                                     Wells Fargo Small Company Value Portfolio                 3%
                                                                  -----------------------------------------------------------------
                                                                     Wells Fargo Montgomery Small Cap Fund(SM)                 3%


WEALTHBUILDER MODERATE BALANCED PORTFOLIO EFFECTIVE
ALLOCATION(4) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

        Bond Funds      50%
        Stock Funds     50%

--------------------------------------------------------------------------------
(4)   Portfolio holdings and characteristics are subject to change.

WELLS FARGO WEALTHBUILDER PORTFOLIOS                      PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO WEALTHBUILDER TACTICAL EQUITY PORTFOLIO (the Portfolio), formerly the Wells Fargo WealthBuilder Growth Portfolio (name changed on 9/30/04), seeks long-term capital appreciation with no emphasis on income.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Galen Blomster, CFA                    10/1/97
   Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 10.47%(1) for the six-month period ended November 30, 2004, excluding sales charges, outperforming its benchmark, the S&P 500 Index(2), which returned 5.67% during the same period.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      During much of the six-month period, the U.S. financial markets focused on a series of events that raised the level of uncertainty regarding the strength of the ongoing economic expansion. These events included the war in Iraq, slowing consumer spending, record energy prices and earnings warnings from the health care and technology industries. The pessimistic tone lifted late in the period as stock prices rebounded nicely. Small cap stocks significantly outperformed large cap stocks during the six-month period. Continued weakness in the U.S. dollar allowed international stocks to significantly outperform domestic stocks. Among larger cap stocks, value stocks performed significantly better than their growth counterparts during the period. The overweighted position in international stocks contributed to the performance of the Portfolio, as did the overweighted position in small cap stocks and the underweighted position in large company growth stocks.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As of November 30, 2004, the assets of the Portfolio were invested in nine different equity mutual funds. The proportion of assets in different equity styles is determined by a proprietary investment strategy called the Tactical Equity Allocation (TEA) Model, which seeks to enhance performance by shifting emphasis between equity styles depending upon market conditions. As of November 30, 2004, 5% of the assets were invested in the large company growth style, 20% in the large company value style, 25% in the small company style and 50% in the international style. Of the nine mutual funds in the Portfolio, four were WELLS FARGO FUNDS, and each of the remaining five were managed by one of the following: Massachusetts Financial Services, Fidelity, Oppenheimer, AIM and ING. There were no changes in the TEA Model allocation during the six-month period. To make a change in our asset allocation emphasis, we need confirmation of a change in both relative momentum and fundamentals. Our measure of relative momentum continues to favor international, small cap and value stocks. There were also no significant changes to the Portfolio's holdings during the six-month period.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We expect to continue with an international, small cap and value stock emphasis in the Portfolio as of November 30, 2004, based on the asset allocation emphasis in the TEA Model. Weakness in the dollar is fundamentally consistent with the international stock emphasis. We believe the trend of a steepening yield curve (the difference between interest rates on long-term bonds versus short-term bonds is increasing), which began in April 2001, has been fundamentally consistent with the small cap and value emphasis. In June 2004, the trend in the slope of the yield curve began to flatten (the differential between long-term interest rates and short-term rates decreased). We will remain with the current emphasis until there is shift in the market.

      THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INVESTMENTS IN SMALLER AND/OR NEWER COMPANIES BECAUSE THEIR SHARES TEND TO BE LESS LIQUID THAN SECURITIES OF LARGER COMPANIES. FURTHER, SHARES OF SMALL AND NEW COMPANIES ARE GENERALLY MORE SENSITIVE TO PURCHASE AND SALE TRANSACTIONS AND CHANGES IN THE ISSUER'S FINANCIAL CONDITION AND, THEREFORE, THE PRICES OF SUCH STOCKS MAY BE MORE VOLATILE THAN THOSE OF LARGER COMPANY STOCKS.

      INVESTING IN FOREIGN SECURITIES PRESENTS CERTAIN RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES. FOR EXAMPLE, INVESTMENTS IN FOREIGN AND EMERGING MARKETS PRESENT SPECIAL RISKS INCLUDING CURRENCY FLUCTUATION, THE POTENTIAL FOR DIPLOMATIC AND POLITICAL INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2004, and are those of the Portfolio's managers.The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO WEALTHBUILDER TACTICAL EQUITY PORTFOLIO.

(1) The Portfolio's Adviser has committed through September 30, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio.Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Portfolio's returns would have been lower.

      Performance shown for the WELLS FARGO WEALTHBUILDER TACTICAL EQUITY Portfolio for periods prior to November 8,1999,reflects performance of the Norwest Advantage WealthBuilder II Growth Portfolio,its predecessor portfolio.Effective at the close of business November 5,1999,the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility,and transportation companies listed or traded on national exchanges or over-the-counter markets.You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                      WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                              Including Sales Charge                 Excluding Sales Charge
                                                       -------------------------------------  ------------------------------------
                                                                                    Life of                               Life of
                                                        6-Month*  1-Year   5-Year  Portfolio  6-Month*  1-Year   5-Year  Portfolio
----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO WEALTHBUILDER TACTICAL EQUITY PORTFOLIO       8.82    17.13    (1.28)     3.91      10.47    18.91   (0.99)     4.13
----------------------------------------------------------------------------------------------------------------------------------
   Benchmark
----------------------------------------------------------------------------------------------------------------------------------
     S&P 500 Index(2)                                                                            5.67    12.85   (1.83)     4.58
----------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE PORTFOLIOS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%.

                                                                 MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(3)
CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2004)                     (AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------   ---------------------------------------------------------------
     Portfolio Turnover                                  87%        ING International Value Fund                            26%
--------------------------------------------------------------   ---------------------------------------------------------------
     Net Asset Value (NAV)                           $13.08         Fidelity Advisor Diversified International Fund         25%
                                                                 ---------------------------------------------------------------
                                                                    Wells Fargo Large Cap Value Portfolio                   13%
                                                                 ---------------------------------------------------------------
                                                                    Wells Fargo Small Company Value Portfolio                9%
                                                                 ---------------------------------------------------------------
                                                                    Wells Fargo Montgomery Small Cap Fund(SM)                8%
                                                                 ---------------------------------------------------------------
                                                                    Oppenheimer Main Street Small Cap Fund                   8%
                                                                 ---------------------------------------------------------------
                                                                    MFS Strategic Value Fund                                 7%
                                                                 ---------------------------------------------------------------
                                                                    AIM Blue Chip Fund                                       2%
                                                                 ---------------------------------------------------------------
                                                                    Wells Fargo Large Company Growth Portfolio               2%
                                                                 ---------------------------------------------------------------

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO ALLOCATION(3)
(AS OF NOVEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

        International          50%
        Small Company          25%
        Large Company Value    20%
        Large Company Growth    5%

GROWTH OF $10,000 INVESTMENT(4) (AS OF NOVEMBER 30,2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           WELLS FARGO WEALTHBUILDER
                           TACTICAL EQUITY PORTFOLIO    S&P 500 INDEX

             10/1/1997                $9,850               $10,000
            10/31/1997                $9,623                $9,666
            11/30/1997                $9,742               $10,114
            12/31/1997                $9,826               $10,287
             1/31/1998                $9,925               $10,401
             2/28/1998               $10,506               $11,151
             3/31/1998               $10,960               $11,721
             4/30/1998               $11,118               $11,841
             5/31/1998               $10,851               $11,637
             6/30/1998               $11,108               $12,110
             7/31/1998               $10,782               $11,981
             8/31/1998                $9,107               $10,250
             9/30/1998                $9,610               $10,907
            10/31/1998               $10,329               $11,794
            11/30/1998               $11,039               $12,509
            12/31/1998               $11,890               $13,229
             1/31/1999               $12,394               $13,782
             2/28/1999               $11,969               $13,353
             3/31/1999               $12,542               $13,888
             4/30/1999               $12,808               $14,425
             5/31/1999               $12,473               $14,085
             6/30/1999               $13,282               $14,866
             7/31/1999               $12,897               $14,402
             8/31/1999               $12,799               $14,331
             9/30/1999               $12,502               $13,938
            10/31/1999               $13,312               $14,820
            11/30/1999               $13,835               $15,121
            12/31/1999               $15,070               $16,012
             1/31/2000               $14,586               $15,208
             2/29/2000               $14,922               $14,921
             3/31/2000               $16,117               $16,380
             4/30/2000               $15,445               $15,887
             5/31/2000               $14,784               $15,561
             6/30/2000               $15,623               $15,946
             7/31/2000               $15,435               $15,697
             8/31/2000               $16,344               $16,672
             9/30/2000               $15,445               $15,791
            10/31/2000               $15,198               $15,725
            11/30/2000               $13,914               $14,486
            12/31/2000               $14,115               $14,557
             1/31/2001               $14,276               $15,074
             2/28/2001               $12,599               $13,700
             3/31/2001               $11,455               $12,833
             4/30/2001               $12,700               $13,829
             5/31/2001               $12,810               $13,922
             6/30/2001               $12,669               $13,583
             7/31/2001               $12,338               $13,450
             8/31/2001               $11,716               $12,610
             9/30/2001               $10,350               $11,592
            10/31/2001               $10,752               $11,813
            11/30/2001               $11,435               $12,720
            12/31/2001               $11,878               $12,831
             1/31/2002               $11,506               $12,644
             2/28/2002               $11,143               $12,400
             3/31/2002               $11,808               $12,866
             4/30/2202               $11,435               $12,087
             5/31/2002               $11,214               $11,997
             6/30/2002               $10,550               $11,143
             7/31/2002                $9,311               $10,275
             8/31/2002                $9,281               $10,342
             9/30/2002                $8,264                $9,219
            10/31/2002                $8,798               $10,029
            11/30/2002                $9,342               $10,619
            12/31/2002                $8,858                $9,995
             1/31/2003                $8,476                $9,734
             2/28/2003                $8,264                $9,588
             3/31/2003                $8,184                $9,680
             4/30/2003                $8,909               $10,478
             5/31/2003                $9,482               $11,029
             6/30/2003                $9,623               $11,170
             7/31/2003                $9,855               $11,367
             8/31/2003               $10,127               $11,589
             9/30/2003               $10,147               $11,466
            10/31/2003               $10,821               $12,114
            11/30/2003               $11,073               $12,220
            12/31/2003               $11,637               $12,861
             1/31/2004               $11,949               $13,097
             2/29/2004               $12,190               $13,279
             3/31/2004               $12,281               $13,079
             4/30/2004               $11,838               $12,873
             5/31/2004               $11,919               $13,050
             6/30/2004               $12,251               $13,303
             7/31/2004               $11,737               $12,863
             8/31/2004               $11,687               $12,914
             9/30/2004               $12,049               $13,054
            10/31/2004               $12,412               $13,253
            11/30/2004               $13,167               $13,790


--------------------------------------------------------------------------------
(3)   Portfolio holdings and characteristics are subject to change.

(4) The chart compares the performance of the WELLS FARGO WEALTHBUILDER TACTICAL EQUITY PORTFOLIO for the life of the Portfolio with the S&P 500 Index.The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO WEALTHBUILDER PORTFOLIOS                               FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (last six month period).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                       Beginning         Ending
                                                        Account          Account           Expenses
                                                         Value            Value          Paid During        Net Annual
                                                       5/31/2004        11/30/2004         Period(1)       Expense Ratio
--------------------------------------------------------------------------------------------------------------------------
WealthBuilder Conservative Allocation Portfolio
Actual(2)                                              $1,000.00        $1,019.00            $2.57             1.50%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000.00        $1,017.55            $7.59             1.50%
--------------------------------------------------------------------------------------------------------------------------
WealthBuilder Equity Portfolio
Actual                                                 $1,000.00        $1,075.80            $6.97             1.34%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000.00        $1,018.35            $6.78             1.34%
--------------------------------------------------------------------------------------------------------------------------
WealthBuilder Growth Allocation Portfolio
Actual(2)                                              $1,000.00        $1,060.00            $2.62             1.50%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000.00        $1,017.55            $7.59             1.50%
--------------------------------------------------------------------------------------------------------------------------
WealthBuilder Growth Balanced Portfolio
Actual                                                 $1,000.00        $1,061.90            $6.77             1.31%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000.00        $1,018.50            $6.63             1.31%
--------------------------------------------------------------------------------------------------------------------------
WealthBuilder Moderate Balanced Portfolio
Actual(2)                                              $1,000.00        $1,035.00            $2.59             1.50%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000.00        $1,017.55            $7.59             1.50%
--------------------------------------------------------------------------------------------------------------------------
WealthBuilder Tactical Equity Portfolio
Actual                                                 $1,000.00        $1,104.70            $7.02             1.33%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000.00        $1,018.40            $6.73             1.33%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

(2) THIS PORTFOLIO COMMENCED OPERATIONS ON SEPTEMBER 30, 2004. ACTUAL EXPENSES SHOWN FOR THIS PORTFOLIO ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD,MULTIPLIED BY 62/366 (TO REFLECT THE PERIOD FROM SEPTEMBER 30,2004 TO NOVEMBER 30,2004).

PORTFOLIO OF INVESTMENTS --

NOVEMBER 30, 2004 (UNAUDITED)               WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

   WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                         VALUE
INVESTMENT COMPANIES - 89.94%

STOCK FUNDS - 11.94%
  4,178        AIM BLUE CHIP FUND                                                 $   48,208
  1,251        FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND                        22,890
  1,407        ING INTERNATIONAL VALUE FUND                                           23,899
  2,115        MFS STRATEGIC VALUE FUND                                               34,321
    678        OPPENHEIMER MAIN STREET SMALL CAP FUND                                 14,854

                                                                                     144,172
                                                                                  ----------
AFFILIATED STOCK FUNDS - 11.74%
    N/A        WELLS FARGO LARGE CAP VALUE PORTFOLIO                                  62,612
    N/A        WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                             48,074
  1,340        WELLS FARGO MONTGOMERY SMALL CAP FUND                                  15,468
    N/A        WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                              15,633

                                                                                     141,787
                                                                                  ----------
BOND FUNDS - 8.89%
 13,324        MFS HIGH INCOME FUND                                                   53,162
  9,047        OPPENHEIMER INTERNATIONAL BOND FUND                                    54,099

                                                                                     107,261
                                                                                  ----------
AFFILIATED BOND FUNDS - 57.37%
 14,594        WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND                       160,092
 31,643        WELLS FARGO MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND            319,595
 17,263        WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND                         212,853

                                                                                     692,540
                                                                                  ----------
TOTAL INVESTMENT COMPANIES (COST $1,077,844)                                       1,085,760
                                                                                  ----------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,077,844)*                                          89.94%                $1,085,760
OTHER ASSETS AND LIABILITIES, NET                           10.06                    121,499
                                                           ------                 ----------
TOTAL NET ASSETS                                           100.00%                $1,207,259
                                                           ======                 ==========

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO WEALTHBUILDER PORTFOLIOS               NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                        VALUE
INVESTMENT COMPANIES - 99.59%

STOCK FUNDS - 52.67%
 1,394,241     AIM BLUE CHIP FUND                                                $ 16,089,538
   598,360     FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND                     10,949,993
   681,008     ING INTERNATIONAL VALUE FUND                                        11,563,516
   703,113     MFS STRATEGIC VALUE FUND                                            11,411,517
   349,569     OPPENHEIMER MAIN STREET SMALL CAP FUND                               7,655,556

                                                                                   57,670,120
                                                                                 ------------
AFFILIATED STOCK FUNDS - 46.92%
       N/A     WELLS FARGO LARGE CAP VALUE PORTFOLIO                               21,095,142
       N/A     WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                          16,048,848
   614,557     WELLS FARGO MONTGOMERY SMALL CAP FUND                                7,091,983
       N/A     WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                            7,138,648

                                                                                   51,374,621
                                                                                 ------------

TOTAL INVESTMENT COMPANIES (COST $99,304,759)                                     109,044,741
                                                                                 ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $99,304,759)*                          99.59%                              $109,044,741
OTHER ASSETS AND LIABILITIES, NET             0.41                                    445,421
                                            ------                               ------------
TOTAL NET ASSETS                            100.00%                              $109,490,162
                                            ======                               ============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)               WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                        VALUE
INVESTMENT COMPANIES - 99.30%

STOCK FUNDS - 49.15%
  19,605       AIM BLUE CHIP FUND                                                 $  226,236
   6,332       FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND                       115,879
   7,114       ING INTERNATIONAL VALUE FUND                                          120,793
  10,702       MFS STRATEGIC VALUE FUND                                              173,689
   3,505       OPPENHEIMER MAIN STREET SMALL CAP FUND                                 76,762

                                                                                     713,359
                                                                                  ----------
AFFILIATED STOCK FUNDS - 45.60%
     N/A       WELLS FARGO LARGE CAP VALUE PORTFOLIO                                 281,110
     N/A       WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                            225,236
   6,720       WELLS FARGO MONTGOMERY SMALL CAP FUND                                  77,552
     N/A       WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                              77,838

                                                                                     661,736
                                                                                  ----------

AFFILIATED BOND FUNDS - 4.55%
   5,355       WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND                          66,030
                                                                                  ----------

TOTAL INVESTMENT COMPANIES (COST $1,404,244)                                       1,441,125
                                                                                  ----------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,404,244)*                                  99.30%                        $1,441,125
OTHER ASSETS AND LIABILITIES, NET                    0.70                             10,198
                                                   ------                         ----------
TOTAL NET ASSETS                                   100.00%                        $1,451,323
                                                   ======                         ==========

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO WEALTHBUILDER PORTFOLIOS               NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                         VALUE
INVESTMENT COMPANIES - 98.71%

BOND FUNDS - 9.91%
   3,861,672    MFS HIGH INCOME FUND                                              $ 15,408,070
   2,600,120    OPPENHEIMER INTERNATIONAL BOND FUND                                 15,548,717

                                                                                    30,956,787
                                                                                  ------------

AFFILIATED BOND FUNDS - 24.71%
   3,665,619    WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND                     40,211,839
   3,000,400    WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND                       36,994,934

                                                                                    77,206,773
                                                                                  ------------

STOCK FUNDS - 33.56%
   2,643,907    AIM BLUE CHIP FUND                                                  30,510,684
   1,014,722    FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND                     18,569,412
   1,279,977    ING INTERNATIONAL VALUE FUND                                        21,734,012
   1,332,509    MFS STRATEGIC VALUE FUND                                            21,626,613
     566,024    OPPENHEIMER MAIN STREET SMALL CAP FUND                              12,395,916

                                                                                   104,836,637
                                                                                  ------------

AFFILIATED STOCK FUNDS - 30.53%
         N/A    WELLS FARGO LARGE CAP VALUE PORTFOLIO                               40,092,518
         N/A    WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                          27,401,969
   1,203,282    WELLS FARGO MONTGOMERY SMALL CAP FUND                               13,885,872
         N/A    WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                           14,007,811

                                                                                    95,388,170
                                                                                  ------------
TOTAL INVESTMENT COMPANIES (COST $289,309,369)                                     308,388,367
                                                                                  ------------

PRINCIPAL                                     INTEREST RATE  DATE MATURITY

US TREASURY SECURITIES - 1.00%

US TREASURY BILLS - 1.00%
  $  275,000   US TREASURY BILL^#                 1.69%       02/10/2005               273,858
      40,000   US TREASURY BILL^#                 1.81        02/10/2005                39,834
     115,000   US TREASURY BILL^#                 1.97        04/07/2005               114,099
     140,000   US TREASURY BILL^#                 2.00        04/07/2005               138,904
   2,550,000   US TREASURY BILL^#                 2.27        05/12/2005             2,523,608
      25,000   US TREASURY BILL^#                 2.33        05/12/2005                24,741

                                                                                     3,115,044
                                                                                  ------------
TOTAL US TREASURY SECURITIES (COST $3,116,215)                                       3,115,044
                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES

(COST $292,425,584)*                 99.71%                                       $311,503,411
OTHER ASSETS AND LIABILITIES, NET     0.29                                             920,223
                                    ------                                        ------------
TOTAL NET ASSETS                    100.00%                                       $312,423,634
                                    ======                                        ============

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)               WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

   WEALTHBUILDER MODERATE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                         VALUE
INVESTMENT COMPANIES - 98.29%

STOCK FUNDS - 25.76%
  17,683    AIM BLUE CHIP FUND                                                 $  204,067
   5,266    FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND                        96,359
   5,896    ING INTERNATIONAL VALUE FUND                                          100,113
   8,937    MFS STRATEGIC VALUE FUND                                              145,048
   2,966    OPPENHEIMER MAIN STREET SMALL CAP FUND                                 64,964

                                                                                  610,551
                                                                               ----------
AFFILIATED STOCK FUNDS - 25.14%
     N/A    WELLS FARGO LARGE CAP VALUE PORTFOLIO                                 264,912
     N/A    WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                            203,069
   5,547    WELLS FARGO MONTGOMERY SMALL CAP FUND                                  64,011
     N/A    WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                              64,009

                                                                                  596,001
                                                                               ----------
BOND FUNDS - 9.51%
  28,058    MFS HIGH INCOME FUND                                                  111,951
  18,963    OPPENHEIMER INTERNATIONAL BOND FUND                                   113,401

                                                                                  225,352
                                                                               ----------
AFFILIATED BOND FUNDS - 37.88%
  10,253    WELLS FARGO INTERMEDIATE GOVERNMENT INCOME FUND                       112,470
  44,460    WELLS FARGO MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND            449,045
  27,290    WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND                         336,481

                                                                                  897,996
                                                                               ----------

TOTAL INVESTMENT COMPANIES (COST $2,305,409)                                    2,329,900
                                                                               ----------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,305,409)*                     98.29%                                  $2,329,900
OTHER ASSETS AND LIABILITIES, NET       1.71                                       40,455
                                      ------                                   ----------
TOTAL NET ASSETS                      100.00%                                  $2,370,355
                                      ======                                   ==========

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO WEALTHBUILDER PORTFOLIOS               NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------


SHARES          SECURITY NAME                                                     VALUE
INVESTMENT COMPANIES - 99.66%

STOCK FUNDS - 67.59%
     281,027    AIM BLUE CHIP FUND                                            $  3,243,048
   1,807,836    FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND                 33,083,406
   2,024,600    ING INTERNATIONAL VALUE FUND                                    34,377,713
     569,594    MFS STRATEGIC VALUE FUND                                         9,244,507
     484,433    OPPENHEIMER MAIN STREET SMALL CAP FUND                          10,609,079

                                                                                90,557,753
                                                                              ------------

AFFILIATED STOCK FUNDS - 32.07%
         N/A    WELLS FARGO LARGE CAP VALUE PORTFOLIO                           17,082,754
         N/A    WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                       3,236,720
     973,256    WELLS FARGO MONTGOMERY SMALL CAP FUND                           11,231,373
         N/A    WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                       11,413,980

                                                                                42,964,827
                                                                              ------------

TOTAL INVESTMENT COMPANIES (COST $120,074,613)                                 133,522,580
                                                                              ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $120,074,613)*                      99.66%                              $133,522,580
OTHER ASSETS AND LIABILITIES, NET          0.34                                    451,012
                                         ------                               ------------
TOTAL NET ASSETS                         100.00%                              $133,973,592
                                         ======                               ============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

STATEMENT OF ASSETS AND LIABILITIES --
NOVEMBER 30, 2004 (UNAUDITED)               WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                        WEALTHBUILDER                           WEALTHBUILDER
                                                                         CONSERVATIVE                                  GROWTH
                                                                           ALLOCATION        WEALTHBUILDER         ALLOCATION
                                                                            PORTFOLIO     EQUITY PORTFOLIO          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
 IN SECURITIES, AT MARKET VALUE ...................................        $  251,433        $  57,670,120         $  713,359
 INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ......................           126,319           44,282,638            584,184
 INVESTMENTS IN AFFILIATES ........................................           708,008            7,091,983            143,582
                                                                           ----------        -------------         ----------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) .................         1,085,760          109,044,741          1,441,125
                                                                           ----------        -------------         ----------
 CASH .............................................................             1,394              406,445                  0
 VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .................                 0                    0                  0
 RECEIVABLE FOR FUND SHARES ISSUED ................................           125,688              217,993             20,344
 RECEIVABLES FOR DIVIDENDS AND INTEREST ...........................             1,037                    0                163
 RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ................             5,930                    0              5,849
                                                                           ----------        -------------         ----------
TOTAL ASSETS ......................................................         1,219,809          109,669,179          1,467,481
                                                                           ----------        -------------         ----------
LIABILITIES
 PAYABLE TO CUSTODIAN FOR OVERDRAFTS ..............................                 0                    0              3,063
 PAYABLE FOR FUND SHARES REDEEMED .................................                 0               36,486                  0
 PAYABLE FOR INVESTMENTS PURCHASED ................................             1,395                6,444              1,776
 PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ............                 0               41,295                  0
 PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..........................                 0               90,361                149
 ACCRUED EXPENSES AND OTHER LIABILITIES ...........................            11,155                4,431             11,170
                                                                           ----------        -------------         ----------
TOTAL LIABILITIES .................................................            12,550              179,017             16,158
                                                                           ----------        -------------         ----------
TOTAL NET ASSETS ..................................................        $1,207,259        $ 109,490,162         $1,451,323
                                                                           ==========        =============         ==========

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
 PAID-IN CAPITAL ..................................................        $1,197,069        $ 108,015,063         $1,409,239
 UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................             2,228              258,193              4,836
 UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ............                46           (8,523,076)               367
 NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
 CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED
   IN FOREIGN CURRENCIES ..........................................             7,916            9,739,982             36,881
 NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ............                 0                    0                  0
                                                                           ----------        -------------         ----------
TOTAL NET ASSETS ..................................................        $1,207,259        $ 109,490,162         $1,451,323
                                                                           ==========        =============         ==========

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(2)
-----------------------------------------------------------------------------------------------------------------------------
 NET ASSETS .......................................................         1,207,259          109,490,162          1,451,323
 SHARES OUTSTANDING ...............................................           118,432            9,635,030            136,863
 NET ASSET VALUE AND OFFERING PRICE PER SHARE .....................        $    10.19        $       11.36         $    10.60
 MAXIMUM OFFERING PRICE PER SHARE(1) ..............................        $    10.35        $       11.53         $    10.76
                                                                           ----------        -------------         ----------
INVESTMENTS AT COST ...............................................        $1,077,844        $  99,304,759         $1,404,244
                                                                           ==========        =============         ==========

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.50 OF NET ASSET VALUE. ON INVESTMENTS OF $250,000 OR MORE, THE OFFERING PRICE IS REDUCED.

(2)   EACH PORTFOLIO HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES --
NOVEMBER 30, 2004 (UNAUDITED)               WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                          WEALTHBUILDER         WEALTHBUILDER         WEALTHBUILDER
                                                                        GROWTH BALANCED              MODERATE       TACTICAL EQUITY
                                                                              PORTFOLIO    BALANCED PORTFOLIO             PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
 IN SECURITIES, AT MARKET VALUE ...................................       $ 138,908,468         $     835,903         $  90,557,753
 INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ......................          81,502,298               531,990            31,733,454
 INVESTMENTS IN AFFILIATES ........................................          91,092,645               962,007            11,231,373
                                                                         --------------        --------------         -------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) .................         311,503,411             2,329,900           133,522,580
                                                                         --------------        --------------         -------------
 CASH .............................................................           2,727,715               167,638               434,813
 VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .................              95,919                     0                     0
 RECEIVABLE FOR FUND SHARES ISSUED ................................             538,000                45,273               325,466
 RECEIVABLES FOR DIVIDENDS AND INTEREST ...........................             111,766                 1,246                     0
 RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ................                   0                 5,653                     0
                                                                         --------------        --------------         -------------
TOTAL ASSETS ......................................................         314,976,811             2,549,710           134,282,859
                                                                         --------------        --------------         -------------
LIABILITIES
 PAYABLE TO CUSTODIAN FOR OVERDRAFTS ..............................                   0                     0                     0
 PAYABLE FOR FUND SHARES REDEEMED .................................             214,827                     0                76,511
 PAYABLE FOR INVESTMENTS PURCHASED ................................           1,927,715               167,638                34,813
 PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ............             119,822                     0                47,204
 PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..........................             253,200                   545               106,708
 ACCRUED EXPENSES AND OTHER LIABILITIES ...........................              37,613                11,172                44,031
                                                                          -------------         -------------         -------------
TOTAL LIABILITIES                                                             2,553,177               179,355               309,267
                                                                          -------------         -------------         -------------
TOTAL NET ASSETS ..................................................       $ 312,423,634         $   2,370,355         $ 133,973,592
                                                                          =============         =============         =============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
 PAID-IN CAPITAL ..................................................       $ 290,623,997         $   2,341,981         $ 136,185,052
 UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................           2,259,856                 4,658             1,378,463
 UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ............          (2,363,049)                 (775)          (17,037,890)
 NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
 CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED
   IN FOREIGN CURRENCIES ..........................................          19,077,827                24,491            13,447,967
 NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ............           2,825,003                     0                     0
                                                                          -------------         -------------         -------------
TOTAL NET ASSETS ..................................................       $ 312,423,634         $   2,370,355         $ 133,973,592
                                                                          =============         =============         =============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(2)
------------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS .......................................................         312,423,634             2,370,355           133,973,592
 SHARES OUTSTANDING ...............................................          26,387,358               229,004            10,242,240
 NET ASSET VALUE AND OFFERING PRICE PER SHARE .....................       $       11.84         $       10.35         $       13.08
 MAXIMUM OFFERING PRICE PER SHARE(1) ..............................       $       12.02         $       10.51         $       13.28
                                                                          -------------         -------------         -------------
INVESTMENTS AT COST ...............................................       $ 292,425,584         $   2,305,409         $ 120,074,613
                                                                          =============         =============         =============

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.50 OF NET ASSET VALUE. ON INVESTMENTS OF $250,000 OR MORE, THE OFFERING PRICE IS REDUCED.

(2)   EACH PORTFOLIO HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       STATEMENT OF OPERATIONS -- FOR THE PERIOD
WELLS FARGO WEALTHBUILDER PORTFOLIOS          ENDED NOVEMBER 30,2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          WEALTHBUILDER                              WEALTHBUILDER
                                                                           CONSERVATIVE        WEALTHBUILDER                GROWTH
                                                                             ALLOCATION               EQUITY            ALLOCATION
                                                                           PORTFOLIO(2)            PORTFOLIO          PORTFOLIO(2)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 DIVIDENDS(1) .....................................................        $      1,183         $    664,234         $      4,839
 DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ............                 453              383,750                1,782
 INTEREST .........................................................                   0                  785                    0
 INCOME FROM AFFILIATED SECURITIES ................................               2,134                    0                  163
 EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .............                 (78)            (154,032)                (304)
 WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..............                   0                8,732                    0
                                                                           ------------         ------------         ------------
TOTAL INVESTMENT INCOME ...........................................               3,692              903,469                6,480
                                                                           ------------         ------------         ------------
EXPENSES
 ADVISORY FEES ....................................................                 195              143,490                  219
 ADMINISTRATION FEES ..............................................                 322              159,853                  362
 SHAREHOLDER SERVICING FEES .......................................                 244               43,419                  274
 ACCOUNTING FEES ..................................................               3,403                2,761                3,403
 DISTRIBUTION FEES (NOTE 3) .......................................                 732              285,621                  822
 AUDIT FEES .......................................................               1,393                3,911                1,393
 LEGAL FEES .......................................................               2,378                3,009                2,378
 REGISTRATION FEES ................................................               1,189                8,026                1,189
 SHAREHOLDER REPORTS ..............................................               2,888                6,980                2,888
 TRUSTEES' FEES ...................................................               1,153                3,400                1,153
 OTHER FEES AND EXPENSES ..........................................                 605                1,653                  605
                                                                           ------------         ------------         ------------
TOTAL EXPENSES ....................................................              14,502              662,123               14,686
                                                                           ------------         ------------         ------------
LESS:
 WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .....................             (13,038)             (15,192)             (13,042)
 NET EXPENSES .....................................................               1,464              646,931                1,644
                                                                           ------------         ------------         ------------
NET INVESTMENT INCOME (LOSS) ......................................               2,228              256,538                4,836
                                                                           ------------         ------------         ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
 NON-AFFILIATED UNDERLYING FUNDS ..................................                  25            1,465,442                  452
 AFFILATED UNDERLYING FUNDS .......................................                   4              141,667                   41
 FUTURES TRANSACTIONS .............................................                   0                    0                    0
 SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .........                  17              505,477                 (126)
                                                                           ------------         ------------         ------------

NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................                  46            2,112,586                  367
                                                                           ------------         ------------         ------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
 SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..                   0                    0                    0
 NON-AFFILIATED UNDERLYING FUNDS ..................................               6,548            2,840,842               17,692
 AFFILIATED UNDERLYING FUNDS ......................................              (3,691)             (90,937)               1,907
 FUTURES TRANSACTIONS .............................................                   0                    0                    0
 SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .........               5,059            2,680,939               17,282
                                                                           ------------         ------------         ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS               7,916            5,430,844               36,881
                                                                           ------------         ------------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............               7,962            7,543,430               37,248
                                                                           ------------         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...        $     10,190         $  7,799,968         $     42,084
                                                                           ------------         ------------         ------------
 (1) NET OF FOREIGN WITHHOLDING TAXES OF ..........................        $          0         $         61         $          0

 (2) THIS PORTFOLIO COMMENCED OPERATIONS ON SEPTEMBER 30, 2004.

STATEMENT OF OPERATIONS -- FOR THE PERIO
ENDED NOVEMBER 30,2004 (UNAUDITED)          WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                          WEALTHBUILDER         WEALTHBUILDER       WEALTHBUILDER
                                                                                 GROWTH              MODERATE            TACTICAL
                                                                               BALANCED              BALANCED              EQUITY
                                                                              PORTFOLIO          PORTFOLIO(2)           PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 DIVIDENDS(1) .....................................................        $  2,038,777         $      4,340         $  1,996,738
 DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ............             711,142                1,047              253,106
 INTEREST .........................................................              27,187                    0                1,052
 INCOME FROM AFFILIATED SECURITIES ................................           1,297,285                2,032                    0
 EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .............            (287,693)                (257)            (113,961)
 WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..............              16,587                    0                6,689
                                                                           ------------         ------------         ------------
TOTAL INVESTMENT INCOME ...........................................           3,803,285                7,162            2,143,624
                                                                           ------------         ------------         ------------
EXPENSES
 ADVISORY FEES ....................................................             418,232                  334              171,372
 ADMINISTRATION FEES ..............................................             464,969                  551              190,953
 SHAREHOLDER SERVICING FEES .......................................             124,861                  417               51,922
 ACCOUNTING FEES ..................................................               8,031                3,407                3,298
 DISTRIBUTION FEES (NOTE 3) .......................................             829,359                1,252              341,245
 AUDIT FEES .......................................................               3,861                1,393                3,861
 LEGAL FEES .......................................................                  49                2,378                  501
 REGISTRATION FEES ................................................                  49                1,189                   49
 SHAREHOLDER REPORTS ..............................................              20,055                2,888               15,041
 TRUSTEES' FEES ...................................................               3,404                1,153                3,404
 OTHER FEES AND EXPENSES ..........................................               2,930                  605                1,766
                                                                           ------------         ------------         ------------
TOTAL EXPENSES ....................................................           1,875,800               15,567              783,412
                                                                           ------------         ------------         ------------
LESS:
 WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .....................             (27,965)             (13,063)             (15,622)
 NET EXPENSES .....................................................           1,847,835                2,504              767,790
                                                                           ------------         ------------         ------------
NET INVESTMENT INCOME (LOSS) ......................................           1,955,450                4,658            1,375,834
                                                                           ------------         ------------         ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
 NON-AFFILIATED UNDERLYING FUNDS ..................................           6,598,406                    0            5,345,962
 AFFILATED UNDERLYING FUNDS .......................................             452,924                    0              474,885
 FUTURES TRANSACTIONS .............................................          (2,583,537)                   0                    0
 SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .........           1,135,012                 (775)             667,231
                                                                           ------------         ------------         ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................           5,602,805                 (775)           6,488,078
                                                                           ------------         ------------         ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
 SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..                (554)                   0                4,726
 NON-AFFILIATED UNDERLYING FUNDS ..................................           8,686,135               14,900            2,365,214
 AFFILIATED UNDERLYING FUNDS ......................................          (5,102,448)              (2,605)            (407,538)
 FUTURES TRANSACTIONS .............................................           2,044,432                    0                    0
 SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .........           5,029,347               12,196            2,559,945
                                                                           ------------         ------------         ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS          10,656,912               24,491            4,522,347
                                                                           ------------         ------------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............          16,259,717               23,716           11,010,425
                                                                           ------------         ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...        $ 18,215,167         $     28,374         $ 12,386,259
                                                                           ------------         ------------         ------------
 (1) NET OF FOREIGN WITHHOLDING TAXES OF ..........................        $        121         $          0         $         95

 (2) THIS PORTFOLIO COMMENCED OPERATIONS ON SEPTEMBER 30, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO WEALTHBUILDER PORTFOLIOS         STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          WEALTHBUILDER
                                                                           CONSERVATIVE
                                                                            ALLOCATION                 WEALTHBUILDER
                                                                           PORTFOLIO(1)               EQUITY PORTFOLIO
                                                                       -------------------   -----------------------------------
                                                                       (UNAUDITED) FOR THE   (UNAUDITED) FOR THE         FOR THE
                                                                              PERIOD ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                                         NOVEMBER 30, 2004     NOVEMBER 30, 2004    MAY 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS .................................................        $        0         $  87,885,376    $ 46,369,872

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) .........................................             2,228               256,538        (496,409)
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................                46             2,112,586        (480,434)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..             7,916             5,430,844      11,272,181
                                                                                ----------         -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........            10,190             7,799,968      10,295,338
                                                                                ----------         -------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME ................................................                 0                     0               0
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD ............................................         1,197,069            22,090,111      51,090,176
  REINVESTMENT OF DISTRIBUTIONS ........................................                 0                     0               0
  COST OF SHARES REDEEMED ..............................................                 0            (8,285,293)    (19,870,010)
                                                                                ----------         -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS .............................................         1,197,069            13,804,818      31,220,166
                                                                                ----------         -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS ..................................         1,207,259            21,604,786      41,515,504
                                                                                ----------         -------------    ------------
ENDING NET ASSETS ......................................................        $1,207,259         $ 109,490,162    $ 87,885,376
                                                                                ----------         -------------    ------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD ..........................................................           118,432             2,098,084       4,985,443
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .......................                 0                     0               0
  SHARES REDEEMED ......................................................                 0              (787,392)     (1,934,225)
                                                                                ----------         -------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
CAPITAL SHARE TRANSACTIONS .............................................           118,432             1,310,692       3,051,218
                                                                                ----------         -------------    ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ..................        $    2,228         $     258,193    $      1,655
                                                                                ==========         =============    ============

(1)   THIS PORTFOLIO COMMENCED OPERATIONS ON SEPTEMBER 30, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS         WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                         WEALTHBUILDER
                                                                            GROWTH
                                                                          ALLOCATION                  WEALTHBUILDER
                                                                          PORTFOLIO(1)           GROWTH BALANCED PORTFOLIO
                                                                      -------------------   ----------------------------------
                                                                      (UNAUDITED) FOR THE   NAUDITED) FOR THE          FOR THE
                                                                             PERIOD ENDED    SIX MONTHS ENDED       YEAR ENDED
                                                                        NOVEMBER 30, 2004   NOVEMBER 30, 2004     MAY 31, 2004
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..............................................         $         0       $ 260,921,543    $ 162,229,208

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ......................................               4,836           1,955,450        1,547,563
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................                 367           5,602,805       16,241,194
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS              36,881          10,656,912       10,123,848
                                                                              -----------       -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....              42,084          18,215,167       27,912,605
                                                                              -----------       -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME .............................................                   0                   0       (2,377,932)
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD .........................................           1,419,530          57,769,004      111,030,280
  REINVESTMENT OF DISTRIBUTIONS .....................................                   0                   0        2,307,898
  COST OF SHARES REDEEMED ...........................................             (10,291)        (24,482,080)     (40,180,516)
                                                                              -----------       -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS ..........................................           1,409,239          33,286,924       73,157,662
                                                                              -----------       -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................           1,451,323          51,502,091       98,692,335
                                                                              -----------       -------------    -------------
ENDING NET ASSETS ...................................................         $ 1,451,323       $ 312,423,364    $ 260,921,543
                                                                              -----------       -------------    -------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD .......................................................             137,841           5,176,360       10,176,336
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ....................                   0                   0          212,709
  SHARES REDEEMED ...................................................                (978)         (2,186,824)      (3,744,500)
                                                                              -----------       -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
CAPITAL SHARE TRANSACTIONS ..........................................             136,863           2,989,536        6,644,545
                                                                              -----------       -------------    -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...............         $     4,836       $   2,259,856    $     304,406
                                                                              ===========       =============    =============


                                                                            WEALTHBUILDER
                                                                              MODERATE
                                                                              BALANCED
                                                                            PORTFOLIO(1)
                                                                         -------------------
                                                                         (UNAUDITED) FOR THE
                                                                                PERIOD ENDED
                                                                           NOVEMBER 30, 2004
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..............................................            $         0

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ......................................                  4,658
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................                   (775)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                 24,491
                                                                                 -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....                 28,374
                                                                                 -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME .............................................                      0
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD .........................................              2,343,981
  REINVESTMENT OF DISTRIBUTIONS .....................................                      0
  COST OF SHARES REDEEMED ...........................................                 (2,000)
                                                                                 -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS ..........................................              2,341,981
                                                                                 -----------
NET INCREASE (DECREASE) IN NET ASSETS ...............................              2,370,355
                                                                                 -----------
ENDING NET ASSETS ...................................................            $ 2,370,355
                                                                                 -----------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD .......................................................                229,197
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ....................                      0
  SHARES REDEEMED ...................................................                   (193)
                                                                                 -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
CAPITAL SHARE TRANSACTIONS ..........................................                229,004
                                                                                 -----------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...............            $     4,658
                                                                                 ===========

(1)   THIS PORTFOLIO COMMENCED OPERATIONS ON SEPTEMBER 30, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO WEALTHBUILDER PORTFOLIOS         STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       WEALTHBUILDER
                                                                                  TACTICAL EQUITY PORTFOLIO
                                                                        ----------------------------------------------
                                                                        (UNAUDITED) FOR THE                   FOR THE
                                                                           SIX MONTHS ENDED                YEAR ENDED
                                                                          NOVEMBER 30, 2004              MAY 31, 2004
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..............................................         $ 105,829,347             $  72,450,259
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ......................................             1,375,834                  (370,624)
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................             6,488,078                   824,676
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS             4,522,347                18,016,822
                                                                              -------------             -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....            12,386,259                18,470,874
                                                                              -------------             -------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD .........................................            24,248,178                31,745,283
  REINVESTMENT OF DISTRIBUTIONS .....................................                     0                         0
  COST OF SHARES REDEEMED ...........................................            (8,490,192)              (16,837,069)
                                                                              -------------             -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS ..................................................            15,757,986                14,908,214
                                                                              -------------             -------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................            28,144,245                33,379,088
                                                                              -------------             -------------
ENDING NET ASSETS ...................................................         $ 133,973,592             $ 105,829,347
                                                                              =============             =============
SHARES ISSUED AND REDEEMED:
  SHARES SOLD .......................................................             2,011,120                 2,764,740
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ....................                     0                         0
  SHARES REDEEMED ...................................................              (707,363)               (1,516,776)
                                                                              -------------             -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
FROM CAPITAL SHARE TRANSACTIONS .....................................             1,303,757                 1,247,964
                                                                              -------------             -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ...............         $   1,378,463             $       2,629
                                                                              =============             =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO WEALTHBUILDER PORTFOLIOS                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       NET REALIZED
                                                           BEGINNING            NET             AND       DIVIDENDS   DISTRIBUTIONS
                                                           NET ASSET     INVESTMENT      UNREALIZED        FROM NET        FROM NET
                                                           VALUE PER         INCOME  GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                               SHARE         (LOSS)     INVESTMENTS          INCOME           GAINS
-----------------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
SEPTEMBER 30, 2004(5) TO NOVEMBER 30, 2004 (UNAUDITED) ..     $10.00           0.02            0.17            0.00            0.00

WEALTHBUILDER EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) ...........     $10.56           0.03            0.77            0.00            0.00
JUNE 1, 2003 TO MAY 31, 2004 ............................     $ 8.79          (0.06)           1.83            0.00            0.00
JUNE 1, 2002 TO MAY 31, 2003 ............................     $10.12          (0.08)          (1.25)           0.00            0.00
JUNE 1, 2001 TO MAY 31, 2002 ............................     $12.03          (0.10)          (1.62)          (0.19)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ............................     $14.10          (0.06)          (1.33)           0.00           (0.68)
JUNE 1, 1999 TO MAY 31, 2000 ............................     $11.96          (0.06)           2.33            0.00           (0.13)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
SEPTEMBER 30, 2004(5) TO NOVEMBER 30, 2004 (UNAUDITED) ..    $10.00           0.04            0.56            0.00            0.00

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) ...........     $11.15           0.07            0.62            0.00            0.00
JUNE 1, 2003 TO MAY 31, 2004 ............................     $ 9.68           0.08            1.52           (0.13)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ............................     $10.63           0.08           (0.95)          (0.08)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ............................     $11.69           0.00           (0.83)          (0.16)          (0.07)
JUNE 1, 2000 TO MAY 31, 2001 ............................     $12.72           0.07           (0.20)          (0.11)          (0.79)
JUNE 1, 1999 TO MAY 31, 2000 ............................     $11.83           0.21            1.05           (0.14)          (0.23)

WEALTHBUILDER MODERATE BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
SEPTEMBER 30, 2004(5) TO NOVEMBER 30, 2004 (UNAUDITED) ..    $10.00           0.02            0.33            0.00            0.00

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) ...........     $11.84           0.13            1.11            0.00            0.00
JUNE 1, 2003 TO MAY 31, 2004 ............................     $ 9.42          (0.04)           2.46            0.00            0.00
JUNE 1, 2002 TO MAY 31, 2003 ............................     $11.14          (0.08)          (1.64)           0.00            0.00
JUNE 1, 2001 TO MAY 31, 2002 ............................     $12.76          (0.07)          (1.52)          (0.03)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ............................     $14.97          (0.10)          (1.87)           0.00           (0.24)
JUNE 1, 1999 TO MAY 31, 2000 ............................     $12.63          (0.08)           2.42            0.00            0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2)   THESE RATIOS DO NOT INCLUDE EXPENSES FROM THE UNDERLYING FUNDS.

(3) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(4) TOTAL RETURN WOULD HAVE BEEN 16.26% HAD THE PAYMENTS FROM THE ADVISOR NOT BEEN INCLUDED.

(5)   COMMENCEMENT OF OPERATIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO WEALTHBUILDER PORTFOLIOS                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                            NET ASSET  ------------------------------------------------------
                                                            VALUE PER  NET INVESTMENT        GROSS      EXPENSES         NET
                                                                SHARE   INCOME (LOSS)  EXPENSES(2)     WAIVED(2)  EXPENSES(2)
-----------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
SEPTEMBER 30, 2004(5) TO NOVEMBER 30, 2004 (UNAUDITED) ..      $10.19          2.28%        14.85%      (13.35)%        1.50%

WEALTHBUILDER EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) ...........      $11.36          0.53%         1.37%       (0.03)%        1.34%
JUNE 1, 2003 TO MAY 31, 2004 ............................      $10.56         (0.74)%        1.24%       (0.01)%        1.23%
JUNE 1, 2002 TO MAY 31, 2003 ............................      $ 8.79         (0.90)%        1.29%       (0.04)%        1.25%
JUNE 1, 2001 TO MAY 31, 2002 ............................      $10.12         (0.83)%        1.32%       (0.07)%        1.25%
JUNE 1, 2000 TO MAY 31, 2001 ............................      $12.03         (0.63)%        1.78%       (0.53)%        1.25%
JUNE 1, 1999 TO MAY 31, 2000 ............................      $14.10         (0.59)%        2.12%       (0.87)%        1.25%

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
SEPTEMBER 30, 2004(5) TO NOVEMBER 30, 2004 (UNAUDITED) ..      $10.60          4.41%        13.40%      (11.90)%        1.50%

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) ...........      $11.84          1.39%         1.33%       (0.02)%        1.31%
JUNE 1, 2003 TO MAY 31, 2004 ............................      $11.15          0.75%         1.21%       (0.00)%        1.21%
JUNE 1, 2002 TO MAY 31, 2003 ............................      $ 9.68          0.93%         1.14%       (0.00)%        1.14%
JUNE 1, 2001 TO MAY 31, 2002 ............................      $10.63          1.04%         1.27%       (0.02)%        1.25%
JUNE 1, 2000 TO MAY 31, 2001 ............................      $11.69          1.51%         1.52%       (0.27)%        1.25%
JUNE 1, 1999 TO MAY 31, 2000 ............................      $12.72          1.95%         1.76%       (0.51)%        1.25%

WEALTHBUILDER MODERATE BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
SEPTEMBER 30, 2004(5) TO NOVEMBER 30, 2004 (UNAUDITED) ..      $10.35          2.79%         9.33%       (7.83)%        1.50%

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) ...........      $13.08          2.38%         1.35%       (0.02)%        1.33%
JUNE 1, 2003 TO MAY 31, 2004 ............................      $11.84         (0.42)%        1.23%       (0.01)%        1.22%
JUNE 1, 2002 TO MAY 31, 2003 ............................      $ 9.42         (0.82)%        1.26%       (0.01)%        1.25%
JUNE 1, 2001 TO MAY 31, 2002 ............................      $11.14         (0.69)%        1.30%       (0.05)%        1.25%
JUNE 1, 2000 TO MAY 31, 2001 ............................      $12.76         (1.00)%        1.69%       (0.44)%        1.25%
JUNE 1, 1999 TO MAY 31, 2000 ............................      $14.97         (0.99)%        1.98%       (0.73)%        1.25%


                                                                          PORTFOLIO     NET ASSETS AT
                                                                 TOTAL     TURNOVER     END OF PERIOD
                                                              RETURN(3)        RATE   (000'S OMITTED)
-----------------------------------------------------------------------------------------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
-----------------------------------------------------------------------------------------------------
SEPTEMBER 30, 2004(5) TO NOVEMBER 30, 2004 (UNAUDITED) ..        1.90%           3%          $  1,207

WEALTHBUILDER EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) ...........        7.58%          76%          $109,490
JUNE 1, 2003 TO MAY 31, 2004 ............................       20.14%         101%          $ 87,885
JUNE 1, 2002 TO MAY 31, 2003 ............................      (13.14)%         30%          $ 46,370
JUNE 1, 2001 TO MAY 31, 2002 ............................      (14.36)%         30%          $ 54,218
JUNE 1, 2000 TO MAY 31, 2001 ............................      (10.38)%         14%          $ 43,550
JUNE 1, 1999 TO MAY 31, 2000 ............................       19.02%          63%          $ 21,109

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
-----------------------------------------------------------------------------------------------------
SEPTEMBER 30, 2004(5) TO NOVEMBER 30, 2004 (UNAUDITED) ..        6.00%          11%          $  1,451

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) ...........        6.19%          88%          $312,424
JUNE 1, 2003 TO MAY 31, 2004 ............................       16.52%(4)       96%          $260,922
JUNE 1, 2002 TO MAY 31, 2003 ............................       (8.10)%         48%          $162,229
JUNE 1, 2001 TO MAY 31, 2002 ............................       (7.09)%         28%          $159,693
JUNE 1, 2000 TO MAY 31, 2001 ............................       (1.28)%         29%          $ 78,469
JUNE 1, 1999 TO MAY 31, 2000 ............................       10.72%          70%          $ 33,749

WEALTHBUILDER MODERATE BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------
SEPTEMBER 30, 2004(5) TO NOVEMBER 30, 2004 (UNAUDITED) ..        3.50%           6%          $  2,370

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED) ...........       10.47%          87%          $133,974
JUNE 1, 2003 TO MAY 31, 2004 ............................       25.69%         121%          $105,829
JUNE 1, 2002 TO MAY 31, 2003 ............................      (15.44)%          7%          $ 72,450
JUNE 1, 2001 TO MAY 31, 2002 ............................      (12.46)%         73%          $100,476
JUNE 1, 2000 TO MAY 31, 2001 ............................      (13.35)%         49%          $ 81,403
JUNE 1, 1999 TO MAY 31, 2000 ............................       18.53%          32%          $ 41,496

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2)   THESE RATIOS DO NOT INCLUDE EXPENSES FROM THE UNDERLYING FUNDS.

(3) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(4) TOTAL RETURN WOULD HAVE BEEN 16.26% HAD THE PAYMENTS FROM THE ADVISOR NOT BEEN INCLUDED.

(5)   COMMENCEMENT OF OPERATIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO WEALTHBUILDER PORTFOLIOS   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 75 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio (formerly WealthBuilder Growth & Income Portfolio), WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, and WealthBuilder Tactical Equity Portfolio (formerly WealthBuilder Growth Portfolio). Each Fund is a diversified series of the Trust.

      The Funds each seek to achieve their investment objectives by allocating their assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and non-affiliated funds ("Underlying Funds"). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from Wells Fargo Investor Services or from the servicing agent of the non-affiliated funds.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Each Fund determines its net asset value as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern
Time) on each Fund business day. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date. The Funds' investments in the Underlying Funds structured as partnerships (the "Master Portfolios") are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

      Each Fund records its pro rata share of the Master Portfolio's net investment income, and realized and unrealized gain and loss daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)   WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2004.

      At May 31, 2004, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

  Fund                                                   Year Expires       Capital Loss Carryforwards
-----------------------------------------------------------------------------------------------------
  WELLS FARGO WEALTHBUILDER EQUITY PORTFOLIO                 2009                   $    93,617
                                                             2010                       946,811
                                                             2011                     3,883,025
                                                             2012                     4,161,317
-----------------------------------------------------------------------------------------------------

  WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO        2011                     3,351,955

-----------------------------------------------------------------------------------------------------
  WELLS FARGO WEALTHBUILDER TACTICAL EQUITY PORTFOLIO        2010                    13,652,568
                                                             2011                     4,153,365
                                                             2012                     5,503,398
-----------------------------------------------------------------------------------------------------

      At May 31, 2004, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                         Deferred Post-October
  Fund                                                        Capital Loss
--------------------------------------------------------------------------------
  WELLS FARGO WEALTHBUILDER EQUITY PORTFOLIO                    $562,088
--------------------------------------------------------------------------------

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At November 30, 2004, the following Fund(s) held futures contracts:

                                                                                        Notional      Net Unrealized
                                                                                        Contract        Appreciation
  Fund                          Contracts             Type         Expiration Date        Value        (Depreciation)
-----------------------------------------------------------------------------------------------------------------------
  WELLS FARGO WEALTHBUILDER
  GROWTH BALANCED FUND           153 Long         S&P 500 Index      December 2004     $42,845,088       $2,064,237
-----------------------------------------------------------------------------------------------------------------------
  WELLS FARGO WEALTHBUILDER
  GROWTH BALANCED FUND           415 Short     U.S. Treasury Bond      March 2005       46,462,640          760,766

WELLS FARGO WEALTHBUILDER PORTFOLIOS   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                 Advisory Fee*                           Sub-Advisory Fee
                                      Average Daily              (% of Average                            (% of Average
Fund                                    Net Assets             Daily Net Assets)       Sub-Adviser      Daily Net Assets)
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO WEALTHBUILDER                $0 - $ 499 million          0.200            Wells Capital            0.05
CONSERVATIVE ALLOCATION        $500 million - $ 999 million          0.200            Management               0.05
PORTFOLIO                       $ 1 billion - $2.99 billion          0.175                                     0.05
                                $ 3 billion - $4.99 billion          0.175                                     0.05
                                            > $4.99 billion          0.150                                     0.05
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO WEALTHBUILDER                $0 - $ 499 million          0.200            Wells Capital            0.05
EQUITY PORTFOLIO*              $500 million - $ 999 million          0.200            Management               0.05
                                 $1 billion - $2.99 billion          0.175                                     0.05
                                 $3 billion - $4.99 billion          0.175                                     0.05
                                            > $4.99 billion          0.150                                     0.05
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO WEALTHBUILDER                $0 - $ 499 million          0.200            Wells Capital            0.05
GROWTH ALLOCATION              $500 million - $ 999 million          0.200            Management               0.05
PORTFOLIO                        $1 billion - $2.99 billion          0.175                                     0.05
                                 $3 billion - $4.99 billion          0.175                                     0.05
                                            > $4.99 billion          0.150                                     0.05
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO WEALTHBUILDER                $0 - $ 499 million          0.200            Wells Capital            0.05
GROWTH BALANCED                $500 million - $ 999 million          0.200            Management               0.05
PORTFOLIO*                       $1 billion - $2.99 billion          0.175                                     0.05
                                 $3 billion - $4.99 billion          0.175                                     0.05
                                            > $4.99 billion          0.150                                     0.05
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO WEALTHBUILDER                $0 - $ 499 million          0.200            Wells Capital            0.05
MODERATE BALANCED              $500 million - $ 999 million          0.200            Management               0.05
PORTFOLIO                        $1 billion - $2.99 billion          0.175                                     0.05
                                 $3 billion - $4.99 billion          0.175                                     0.05
                                            > $4.99 billion          0.150                                     0.05
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO WEALTHBUILDER                $0 - $ 499 million          0.200            Wells Capital            0.05
TACTICAL EQUITY                $500 million - $ 999 million          0.200            Management               0.05
PORTFOLIO*                       $1 billion - $2.99 billion          0.175                                     0.05
                                 $3 billion - $4.99 billion          0.175                                     0.05
                                            > $4.99 billion          0.150                                     0.05

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)   WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

      * Effective October 1, 2004. For the period August 2, 2004 to September 30, 2004, Funds Management was entitled to receive a monthly advisory fee at the following annual rates:

                                                               Advisory Fee**
                                      Average Daily            (% of Average
  Fund                                  Net Assets           Daily Net Assets)
--------------------------------------------------------------------------------
  WELLS FARGO WEALTHBUILDER            $0 - $ 999 million          0.350
  EQUITY PORTFOLIO             $1 billion - $4.99 billion          0.325
                                          > $4.99 billion          0.300
--------------------------------------------------------------------------------
  WELLS FARGO WEALTHBUILDER            $0 - $ 999 million          0.350
  GROWTH BALANCED              $1 billion - $4.99 billion          0.325
  PORTFOLIO                               > $4.99 billion          0.300
--------------------------------------------------------------------------------
  WELLS FARGO WEALTHBUILDER            $0 - $ 999 million          0.350
  TACTICAL EQUITY              $1 billion - $4.99 billion          0.325
  PORTFOLIO                               > $4.99 billion          0.300

** Prior to August 2, 2004, Funds Management was entitled to receive a monthly advisory fee at the following annual rates:

                                                              Advisory Fee
                                                              (% of Average
   Fund                                                     Daily Net Assets)
--------------------------------------------------------------------------------
   WELLS FARGO WEALTHBUILDER                                      0.35
   EQUITY PORTFOLIO
--------------------------------------------------------------------------------
   WELLS FARGO WEALTHBUILDER                                      0.35
   GROWTH BALANCED PORTFOLIO
--------------------------------------------------------------------------------
   WELLS FARGO WEALTHBUILDER                                      0.35
   TACTICAL EQUITY PORTFOLIO

      Funds Management also acts as adviser to, and is entitled to receive a fee from, each Master Portfolio or affiliated Underlying Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                                      Average Daily            % Of Average
                                        Net Assets          Daily Net Assets***
--------------------------------------------------------------------------------
    ALL FUNDS                      $0 - $4.99 billion              0.33
                                    $5 - 9.99 billion              0.32
                                      > $9.99 billion              0.31
--------------------------------------------------------------------------------

*** Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to receive an annual fee of 0.33% of average daily net assets from the WealthBuilder Equity Portfolio, WealthBuilder Tactical Equity Portfolio, and WealthBuilder Growth Balanced Portfolio.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services.

      WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan ("Plan") for the Fund(s), pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Stephens Inc. at an annual rate of up to 0.75% of average daily net assets.

      For the six months ended November 30, 2004, distribution fees paid are disclosed on the Statement of Operations.

WELLS FARGO WEALTHBUILDER PORTFOLIOS   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby, each Fund is charged an annual fee of 0.25% of the average daily net assets of the fund.

      For the six months ended November 30, 2004, shareholder servicing fees paid are disclosed on the Statement of Operations.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended November 30, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense limitation for the Fund(s). Net operating expense limitations during the period were as follows:

                                                             Net Operating
   Fund                                                   Expense Limitation
--------------------------------------------------------------------------------
   ALL FUNDS                                                     1.50%*
--------------------------------------------------------------------------------

*     THIS RATIO DOES NOT INCLUDE THE EXPENSES OF THE UNDERLYING FUNDS.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended November 30, 2004, were as follows:

   Fund                                                                        Purchases at Cost   Sales Proceeds
------------------------------------------------------------------------------------------------------------------
   WELLS FARGO WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO**                 $     974,554     $     17,889
------------------------------------------------------------------------------------------------------------------
   WELLS FARGO WEALTHBUILDER EQUITY PORTFOLIO**                                     82,540,609       73,241,175
------------------------------------------------------------------------------------------------------------------
   WELLS FARGO WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO**                             906,726           70,187
------------------------------------------------------------------------------------------------------------------
   WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO**                           273,403,841      245,093,185
------------------------------------------------------------------------------------------------------------------
   WELLS FARGO WEALTHBUILDER MODERATE BALANCED PORTFOLIO**                           1,843,502           58,095
------------------------------------------------------------------------------------------------------------------
   WELLS FARGO WEALTHBUILDER TACTICAL EQUITY PORTFOLIO**                           115,152,261      101,041,851

      ** These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

      Purchases and sales of the non-affiliated funds in which the Funds invest are actual aggregate purchases and sales of those funds.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      The Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six months ended November 30, 2004, there were no borrowings under the agreement.

OTHER INFORMATION (UNAUDITED)               WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting is available without charge, upon request, by calling 1-800-222-8222, visiting our website at WWW.WELLSFARGOFUNDS.COM or visiting the SEC website at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund(s) files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 102 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES **
------------------------------------------------------------------------------------------------------------------------
                                POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
  NAME AND AGE                  LENGTH OF SERVICE ***     PAST FIVE YEARS                       OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------
  Robert C. Brown               Trustee                   Retired.                              None
  73                            since 1992
------------------------------------------------------------------------------------------------------------------------
  J. Tucker Morse               Trustee                   Private Investor/Real Estate          None
  60                            since 1987                Developer; Chairman of White
                                                          Point Capital, LLC.
------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------
                                POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
  NAME AND AGE                  LENGTH OF SERVICE ***     PAST FIVE YEARS                       OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------
  Thomas S. Goho                Trustee                   Wake Forest University,               None
  62                            since 1987                Calloway School of Business
                                                          and Accountancy, Associate
                                                          Professor of Finance.
------------------------------------------------------------------------------------------------------------------------
  Peter G. Gordon               Trustee                   Chairman, CEO, and Co-                None
  62                            since 1998                Founder of Crystal Geyser
                                (Lead Trustee since       Water Company and President
                                2001)                     of Crystal Geyser Roxane Water
                                                          Company.
------------------------------------------------------------------------------------------------------------------------
  Richard M. Leach              Trustee                   Retired. Prior thereto, President     None
  71                            since 1987                of Richard M. Leach Associates
                                                          (a financial consulting firm).
------------------------------------------------------------------------------------------------------------------------
  Timothy J. Penny              Trustee                   Senior Counselor to the public        None
  53                            since 1996                relations firm of Himle-Horner
                                                          and Senior Fellow at the
                                                          Humphrey Institute,
                                                          Minneapolis, Minnesota (a pub-
                                                          lic policy organization).
------------------------------------------------------------------------------------------------------------------------
  Donald C. Willeke             Trustee                   Principal in the law firm of          None
  64                            since 1996                Willeke & Daniels.

WELLS FARGO WEALTHBUILDER PORTFOLIOS               OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS
----------------------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND                 PRINCIPAL OCCUPATIONS DURING
  NAME AND AGE              LENGTH OF SERVICE                 PAST FIVE YEARS                      OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------
  Karla M. Rabusch          President since                   Executive Vice President of          None
  45                        2003                              Wells Fargo Bank, N.A.
                                                              President of Wells Fargo Funds
                                                              Management, LLC. Senior Vice
                                                              President and Chief
                                                              Administrative Officer of Wells
                                                              Fargo Funds Management, LLC
                                                              from 2001 to 2003. Vice
                                                              President of Wells Fargo Bank,
                                                              N.A. from 1997 to 2000.
----------------------------------------------------------------------------------------------------------------------------
  Stacie D. DeAngelo        Treasurer since 2003              Senior Vice President of Wells       None
  35                                                          Fargo Bank, N.A. Senior Vice
                                                              President of Operations for
                                                              Wells Fargo Funds
                                                              Management, LLC. Prior there-
                                                              to, Operations Manager at
                                                              Scudder Weisel Capital, LLC
                                                              (2000 to 2001), Director of
                                                              Shareholder Services at BISYS
                                                              Fund Services (1999 to 2000)
                                                              and Assistant Vice President of
                                                              Operations with Nicholas-
                                                              Applegate Capital Management
                                                              (1993 to 1999).
----------------------------------------------------------------------------------------------------------------------------
  C. David Messman          Secretary since 2000              Vice President and Managing          None
  44                                                          Senior Counsel of Wells Fargo
                                                              Bank, N.A. Senior Vice
                                                              President and Secretary of Wells
                                                              Fargo Funds Management, LLC.
                                                              Vice President and Senior
                                                              Counsel of Wells Fargo Bank,
                                                              N.A. from 1996 to 2003.
----------------------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                       WELLS FARGO WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG        -- Association of Bay Area Governments
ADR         -- American Depository Receipts
AMBAC       -- American Municipal Bond Assurance Corporation
AMT         -- Alternative Minimum Tax
ARM         -- Adjustable Rate Mortgages
BART        -- Bay Area Rapid Transit
CDA         -- Community Development Authority
CDSC        -- Contingent Deferred Sales Charge
CGIC        -- Capital Guaranty Insurance Company
CGY         -- Capital Guaranty Corporation
CMT         -- Constant Maturity Treasury
COFI        -- Cost of Funds Index
Connie Lee  -- Connie Lee Insurance Company
COP         -- Certificate of Participation
CP          -- Commercial Paper
CTF         -- Common Trust Fund
DW&P        -- Department of Water & Power
DWR         -- Department of Water Resources
EDFA        -- Education Finance Authority
FGIC        -- Financial Guaranty Insurance Corporation
FHA         -- Federal Housing Authority
FHLB        -- Federal Home Loan Bank
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        -- Federal National Mortgage Association
FRN         -- Floating Rate Notes
FSA         -- Financial Security Assurance, Inc
GNMA        -- Government National Mortgage Association
GO          -- General Obligation
HFA         -- Housing Finance Authority
HFFA        -- Health Facilities Financing Authority
IDA         -- Industrial Development Authority
LIBOR       -- London Interbank Offered Rate
LLC         -- Limited Liability Corporation
LOC         -- Letter of Credit
LP          -- Limited Partnership
MBIA        -- Municipal Bond Insurance Association
MFHR        -- Multi-Family Housing Revenue
MUD         -- Municipal Utility District
MTN         -- Medium Term Note
PCFA        -- Pollution Control Finance Authority
PCR         -- Pollution Control Revenue
PFA         -- Public Finance Authority
PLC         -- Private Placement
PSFG        -- Public School Fund Guaranty
RAW         -- Revenue Anticipation Warrants
RDA         -- Redevelopment Authority
RDFA        -- Redevelopment Finance Authority
R&D         -- Research & Development
SFMR        -- Single Family Mortgage Revenue
STEERS      -- Structured Enhanced Return Trust
TBA         -- To Be Announced
TRAN        -- Tax Revenue Anticipation Notes
USD         -- Unified School District
V/R         -- Variable Rate
WEBS        -- World Equity Benchmark Shares

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MORE INFORMATION ABOUT WELLS FARGO FUNDS(R) IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222 OR VISIT OUR WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

           -----------------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
           -----------------------------------------------------------

(C)2005 Wells Fargo Funds Management, LLC. All rights reserved.




ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
        CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS

(a) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant.

                                          Wells Fargo Funds Trust


                                          By: /s/ Karla M. Rabusch

                                              Karla M. Rabusch
                                              President


                                          By: /s/ Stacie D. DeAngelo

                                              Stacie D. DeAngelo
                                              Treasurer

                                          Date: January 21, 2005